UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders
Fidelity® Variable Insurance Products: Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065 Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

VIP Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2055 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2060 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2065 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	36.4
VIP Government Money Market Portfolio Initial Class 2.18%	24.2
Fidelity Inflation-Protected Bond Index Fund	12.4
VIP Overseas Portfolio Initial Class	5.7
Fidelity Long-Term Treasury Bond Index Fund	5.4
VIP Emerging Markets Portfolio Initial Class	4.5
VIP Growth & Income Portfolio Initial Class	2.0
VIP High Income Portfolio Initial Class	1.9
VIP Equity-Income Portfolio Initial Class	1.7
VIP Growth Portfolio Initial Class	1.7
95.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.5%
International Equity Funds	10.2%
Bond Funds	56.1%
Short-Term Funds	24.2%

VIP Freedom Income Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	22,748	$775,494
VIP Equity-Income Portfolio Initial Class (a)	37,030	815,781
VIP Growth & Income Portfolio Initial Class (a)	46,443	933,049
VIP Growth Portfolio Initial Class (a)	11,051	793,592
VIP Mid Cap Portfolio Initial Class (a)	7,220	227,807
VIP Value Portfolio Initial Class (a)	41,317	600,338
VIP Value Strategies Portfolio Initial Class (a)	24,118	293,998
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,373,986)		4,440,059

International Equity Funds - 10.2%
VIP Emerging Markets Portfolio Initial Class (a)	175,627	2,096,992
VIP Overseas Portfolio Initial Class (a)	123,087	2,691,923
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,559,853)		4,788,915

Bond Funds - 56.1%
Fidelity Inflation-Protected Bond Index Fund (a)	580,809	5,837,135
Fidelity Long-Term Treasury Bond Index Fund (a)	182,980	2,532,446
VIP High Income Portfolio Initial Class (a)	164,294	895,403
VIP Investment Grade Bond Portfolio Initial Class (a)	1,300,557	17,050,296
TOTAL BOND FUNDS
(Cost $25,262,497)		26,315,280

Short-Term Funds - 24.2%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $11,346,984)	11,346,984	11,346,984
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $43,543,320)		46,891,238
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,763)
NET ASSETS - 100%		$46,886,475

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$5,558,889	$753,549	$799,425	$11,929	$(3,124)	$327,246	$5,837,135
Fidelity Long-Term Treasury Bond Index Fund	2,416,430	430,264	535,270	35,146	(2,515)	223,537	2,532,446
VIP Contrafund Portfolio Initial Class	777,375	192,398	251,078	92,702	10,963	45,836	775,494
VIP Emerging Markets Portfolio Initial Class	1,924,333	301,665	499,609	--	9,609	360,994	2,096,992
VIP Equity-Income Portfolio Initial Class	815,517	172,301	242,057	55,895	(3,326)	73,346	815,781
VIP Government Money Market Portfolio Initial Class 2.18%	10,796,712	2,019,302	1,469,030	118,547	--	--	11,346,984
VIP Growth & Income Portfolio Initial Class	929,808	249,965	292,201	99,811	10,873	34,604	933,049
VIP Growth Portfolio Initial Class	794,386	158,558	270,218	52,571	20,827	90,039	793,592
VIP High Income Portfolio Initial Class	878,850	113,467	178,915	7,425	(5,032)	87,033	895,403
VIP Investment Grade Bond Portfolio Initial Class	16,234,694	2,172,822	2,358,012	72,158	3,214	997,578	17,050,296
VIP Mid Cap Portfolio Initial Class	225,069	63,960	74,574	25,174	(558)	13,910	227,807
VIP Overseas Portfolio Initial Class	2,395,553	529,443	578,453	90,239	10,347	335,033	2,691,923
VIP Value Portfolio Initial Class	598,228	127,209	194,321	39,439	6,315	62,907	600,338
VIP Value Strategies Portfolio Initial Class	291,463	71,290	100,372	29,143	(3,662)	35,279	293,998
Total	$44,637,307	$7,356,193	$7,843,535	$730,179	$53,931	$2,687,342	$46,891,238

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $43,543,320)	$46,891,238
Total Investment in Securities (cost $43,543,320)		$46,891,238
Cash		4
Receivable for investments sold		739,133
Receivable for fund shares sold		237,978
Total assets		47,868,353
Liabilities
Payable for investments purchased	$179,967
Payable for fund shares redeemed	797,133
Distribution and service plan fees payable	4,778
Total liabilities		981,878
Net Assets		$46,886,475
Net Assets consist of:
Paid in capital		$43,016,039
Total distributable earnings (loss)		3,870,436
Net Assets		$46,886,475
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($14,537,811 ÷ 1,241,779 shares)		$11.71
Service Class:
Net Asset Value, offering price and redemption price per share ($14,764,887 ÷ 1,262,474 shares)		$11.70
Service Class 2:
Net Asset Value, offering price and redemption price per share ($17,583,777 ÷ 1,510,355 shares)		$11.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$272,292
Expenses
Distribution and service plan fees	$27,972
Independent trustees' fees and expenses	83
Total expenses before reductions	28,055
Expense reductions	(1)
Total expenses after reductions		28,054
Net investment income (loss)		244,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	53,931
Capital gain distributions from underlying funds:
Affiliated issuers	457,887
Total net realized gain (loss)		511,818
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,687,342
Total change in net unrealized appreciation (depreciation)		2,687,342
Net gain (loss)		3,199,160
Net increase (decrease) in net assets resulting from operations		$3,443,398

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$244,238	$775,122
Net realized gain (loss)	511,818	862,037
Change in net unrealized appreciation (depreciation)	2,687,342	(2,594,225)
Net increase (decrease) in net assets resulting from operations	3,443,398	(957,066)
Distributions to shareholders	(946,463)	(1,201,731)
Share transactions - net increase (decrease)	(243,247)	4,567,736
Total increase (decrease) in net assets	2,253,688	2,408,939
Net Assets
Beginning of period	44,632,787	42,223,848
End of period	$46,886,475	$44,632,787

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.08	$11.63	$10.98	$10.78	$11.03	$10.89
Income from Investment Operations
Net investment income (loss)A	.07	.22	.19	.16	.21	.18
Net realized and unrealized gain (loss)	.80	(.45)	.74	.32	(.25)	.23
Total from investment operations	.87	(.23)	.93	.48	(.04)	.41
Distributions from net investment income	(.01)	(.20)	(.18)	(.16)	(.20)	(.17)
Distributions from net realized gain	(.23)	(.13)	(.10)	(.11)	(.02)	(.10)
Total distributions	(.24)	(.32)B	(.28)	(.28)C	(.21)D	(.27)
Net asset value, end of period	$11.71	$11.08	$11.63	$10.98	$10.78	$11.03
Total ReturnE,F,G	7.95%	(1.96)%	8.48%	4.50%	(.34)%	3.78%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	- %J	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	- %J	-%	-%	-%	-%
Net investment income (loss)	1.20%K	1.90%	1.67%	1.48%	1.85%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$14,538	$14,582	$16,086	$14,956	$14,548	$17,386
Portfolio turnover rateH	32%K	48%	35%	38%	36%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.125 per share.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.63	$10.97	$10.78	$11.03	$10.89
Income from Investment Operations
Net investment income (loss)A	.06	.21	.18	.15	.19	.17
Net realized and unrealized gain (loss)	.81	(.46)	.75	.31	(.24)	.23
Total from investment operations	.87	(.25)	.93	.46	(.05)	.40
Distributions from net investment income	(.01)	(.19)	(.17)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.23)	(.13)	(.10)	(.11)	(.02)	(.10)
Total distributions	(.24)	(.31)B	(.27)	(.27)C	(.20)D	(.26)
Net asset value, end of period	$11.70	$11.07	$11.63	$10.97	$10.78	$11.03
Total ReturnE,F,G	7.94%	(2.12)%	8.49%	4.32%	(.42)%	3.69%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.10%J	1.80%	1.57%	1.38%	1.75%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$14,765	$14,591	$11,227	$9,286	$9,825	$6,193
Portfolio turnover rateH	32%J	48%	35%	38%	36%	32%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.125 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.113 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$11.59	$10.93	$10.74	$10.99	$10.85
Income from Investment Operations
Net investment income (loss)A	.05	.19	.16	.13	.18	.15
Net realized and unrealized gain (loss)	.80	(.45)	.75	.31	(.24)	.23
Total from investment operations	.85	(.26)	.91	.44	(.06)	.38
Distributions from net investment income	(.01)	(.17)	(.15)	(.14)	(.17)	(.14)
Distributions from net realized gain	(.23)	(.13)	(.10)	(.11)	(.02)	(.10)
Total distributions	(.24)	(.30)	(.25)	(.25)	(.19)	(.24)
Net asset value, end of period	$11.64	$11.03	$11.59	$10.93	$10.74	$10.99
Total ReturnB,C,D	7.77%	(2.27)%	8.36%	4.17%	(.57)%	3.54%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.95%G	1.65%	1.42%	1.23%	1.60%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$17,584	$15,459	$14,911	$14,007	$13,375	$8,860
Portfolio turnover rateE	32%G	48%	35%	38%	36%	32%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	33.2
VIP Government Money Market Portfolio Initial Class 2.18%	20.4
Fidelity Inflation-Protected Bond Index Fund	11.2
VIP Overseas Portfolio Initial Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	5.7
VIP Emerging Markets Portfolio Initial Class	5.4
VIP Growth & Income Portfolio Initial Class	3.1
VIP Equity-Income Portfolio Initial Class	2.7
VIP Growth Portfolio Initial Class	2.6
VIP Contrafund Portfolio Initial Class	2.5
94.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.6%
International Equity Funds	12.9%
Bond Funds	52.1%
Short-Term Funds	20.4%

VIP Freedom 2005 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	9,288	$316,625
VIP Equity-Income Portfolio Initial Class (a)	15,119	333,061
VIP Growth & Income Portfolio Initial Class (a)	18,962	380,943
VIP Growth Portfolio Initial Class (a)	4,512	324,018
VIP Mid Cap Portfolio Initial Class (a)	2,948	93,002
VIP Value Portfolio Initial Class (a)	16,868	245,096
VIP Value Strategies Portfolio Initial Class (a)	9,846	120,025
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,448,758)		1,812,770

International Equity Funds - 12.9%
VIP Emerging Markets Portfolio Initial Class (a)	56,461	674,139
VIP Overseas Portfolio Initial Class (a)	42,535	930,237
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,306,110)		1,604,376

Bond Funds - 52.1%
Fidelity Inflation-Protected Bond Index Fund (a)	137,804	1,384,929
Fidelity Long-Term Treasury Bond Index Fund (a)	50,843	703,674
VIP High Income Portfolio Initial Class (a)	44,763	243,959
VIP Investment Grade Bond Portfolio Initial Class (a)	314,307	4,120,566
TOTAL BOND FUNDS
(Cost $6,180,346)		6,453,128

Short-Term Funds - 20.4%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $2,522,038)	2,522,038	2,522,038
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,457,252)		12,392,312
NET OTHER ASSETS (LIABILITIES) - 0.0%		(255)
NET ASSETS - 100%		$12,392,057

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,168,011	$204,242	$61,284	$2,708	$(4)	$73,964	$1,384,929
Fidelity Long-Term Treasury Bond Index Fund	602,614	124,474	84,992	9,381	889	60,689	703,674
VIP Contrafund Portfolio Initial Class	295,967	73,313	75,149	35,787	937	21,557	316,625
VIP Emerging Markets Portfolio Initial Class	561,918	92,718	91,826	--	(1,091)	112,420	674,139
VIP Equity-Income Portfolio Initial Class	310,461	63,092	67,874	21,581	(2,038)	29,420	333,061
VIP Government Money Market Portfolio Initial Class 2.18%	2,110,882	501,706	90,550	25,071	--	--	2,522,038
VIP Growth & Income Portfolio Initial Class	353,946	91,808	82,363	38,534	1,155	16,397	380,943
VIP Growth Portfolio Initial Class	302,425	61,422	83,135	20,296	2,648	40,658	324,018
VIP High Income Portfolio Initial Class	210,244	28,819	15,757	1,857	(590)	21,243	243,959
VIP Investment Grade Bond Portfolio Initial Class	3,485,414	609,891	208,238	15,860	3,194	230,305	4,120,566
VIP Mid Cap Portfolio Initial Class	85,985	23,830	21,927	9,718	(464)	5,578	93,002
VIP Overseas Portfolio Initial Class	764,364	170,427	119,299	29,167	687	114,058	930,237
VIP Value Portfolio Initial Class	227,869	45,768	55,415	15,228	579	26,295	245,096
VIP Value Strategies Portfolio Initial Class	111,217	26,621	30,126	11,251	(1,293)	13,606	120,025
Total	$10,591,317	$2,118,131	$1,087,935	$236,439	$4,609	$766,190	$12,392,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,457,252)	$12,392,312
Total Investment in Securities (cost $11,457,252)		$12,392,312
Cash		14
Receivable for investments sold		109,213
Receivable for fund shares sold		220
Total assets		12,501,759
Liabilities
Payable for investments purchased	$107,146
Payable for fund shares redeemed	2,271
Distribution and service plan fees payable	285
Total liabilities		109,702
Net Assets		$12,392,057
Net Assets consist of:
Paid in capital		$11,266,345
Total distributable earnings (loss)		1,125,712
Net Assets		$12,392,057
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($9,148,803 ÷ 731,543 shares)		$12.51
Service Class:
Net Asset Value, offering price and redemption price per share ($3,081,140 ÷ 244,998 shares)		$12.58
Service Class 2:
Net Asset Value, offering price and redemption price per share ($162,114 ÷ 13,008 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$65,336
Expenses
Distribution and service plan fees	$1,535
Independent trustees' fees and expenses	21
Total expenses		1,556
Net investment income (loss)		63,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	4,609
Capital gain distributions from underlying funds:
Affiliated issuers	171,103
Total net realized gain (loss)		175,712
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	766,190
Total change in net unrealized appreciation (depreciation)		766,190
Net gain (loss)		941,902
Net increase (decrease) in net assets resulting from operations		$1,005,682

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,780	$180,555
Net realized gain (loss)	175,712	182,314
Change in net unrealized appreciation (depreciation)	766,190	(677,125)
Net increase (decrease) in net assets resulting from operations	1,005,682	(314,256)
Distributions to shareholders	(188,153)	(312,530)
Share transactions - net increase (decrease)	983,376	1,959,854
Total increase (decrease) in net assets	1,800,905	1,333,068
Net Assets
Beginning of period	10,591,152	9,258,084
End of period	$12,392,057	$10,591,152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2005 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$12.39	$11.51	$11.29	$11.56	$11.37
Income from Investment Operations
Net investment income (loss)A	.07	.22	.20	.17	.19	.20
Net realized and unrealized gain (loss)	1.00	(.58)	1.06	.38	(.22)	.29
Total from investment operations	1.07	(.36)	1.26	.55	(.03)	.49
Distributions from net investment income	(.01)	(.20)	(.19)	(.18)	(.22)	(.19)
Distributions from net realized gain	(.20)	(.17)	(.19)	(.15)	(.03)	(.11)
Total distributions	(.21)	(.38)B	(.38)	(.33)	(.24)C	(.30)
Net asset value, end of period	$12.51	$11.65	$12.39	$11.51	$11.29	$11.56
Total ReturnD,E,F	9.25%	(2.95)%	11.06%	5.00%	(.25)%	4.30%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	-%	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	-%	-%	-%	-%
Net investment income (loss)	1.13%J	1.80%	1.65%	1.50%	1.64%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$9,149	$8,191	$7,931	$6,363	$6,657	$8,047
Portfolio turnover rateG	19%J	32%	33%	24%	23%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.172 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.025 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.72	$12.46	$11.58	$11.36	$11.63	$11.44
Income from Investment Operations
Net investment income (loss)A	.06	.21	.19	.16	.18	.19
Net realized and unrealized gain (loss)	1.01	(.58)	1.06	.38	(.22)	.29
Total from investment operations	1.07	(.37)	1.25	.54	(.04)	.48
Distributions from net investment income	(.01)	(.20)	(.18)	(.17)	(.21)	(.18)
Distributions from net realized gain	(.20)	(.17)	(.19)	(.15)	(.03)	(.11)
Total distributions	(.21)	(.37)	(.37)	(.32)	(.23)B	(.29)
Net asset value, end of period	$12.58	$11.72	$12.46	$11.58	$11.36	$11.63
Total ReturnC,D,E	9.19%	(3.01)%	10.90%	4.89%	(.35)%	4.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.03%H	1.70%	1.55%	1.40%	1.54%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$3,081	$2,279	$1,222	$558	$484	$408
Portfolio turnover rateF	19%H	32%	33%	24%	23%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.025 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.62	$12.37	$11.50	$11.28	$11.55	$11.36
Income from Investment Operations
Net investment income (loss)A	.05	.19	.17	.14	.16	.17
Net realized and unrealized gain (loss)	1.00	(.59)	1.05	.39	(.21)	.29
Total from investment operations	1.05	(.40)	1.22	.53	(.05)	.46
Distributions from net investment income	(.01)	(.18)	(.16)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.20)	(.17)	(.19)	(.15)	(.03)	(.11)
Total distributions	(.21)	(.35)	(.35)	(.31)B	(.22)	(.27)
Net asset value, end of period	$12.46	$11.62	$12.37	$11.50	$11.28	$11.55
Total ReturnC,D,E	9.08%	(3.24)%	10.74%	4.78%	(.49)%	4.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.88%H	1.55%	1.40%	1.25%	1.39%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$162	$121	$104	$83	$92	$79
Portfolio turnover rateF	19%H	32%	33%	24%	23%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.153 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	29.9
VIP Government Money Market Portfolio Initial Class 2.18%	16.0
VIP Overseas Portfolio Initial Class	9.6
Fidelity Inflation-Protected Bond Index Fund	9.6
VIP Emerging Markets Portfolio Initial Class	6.5
Fidelity Long-Term Treasury Bond Index Fund	5.6
VIP Growth & Income Portfolio Initial Class	4.4
VIP Equity-Income Portfolio Initial Class	3.8
VIP Growth Portfolio Initial Class	3.7
VIP Contrafund Portfolio Initial Class	3.6
92.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.8%
International Equity Funds	16.1%
Bond Funds	47.1%
Short-Term Funds	16.0%

VIP Freedom 2010 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	329,686	$11,239,007
VIP Equity-Income Portfolio Initial Class (a)	536,649	11,822,384
VIP Growth & Income Portfolio Initial Class (a)	673,057	13,521,707
VIP Growth Portfolio Initial Class (a)	160,164	11,501,362
VIP Mid Cap Portfolio Initial Class (a)	104,628	3,301,014
VIP Value Portfolio Initial Class (a)	598,741	8,699,707
VIP Value Strategies Portfolio Initial Class (a)	349,488	4,260,256
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,539,916)		64,345,437

International Equity Funds - 16.1%
VIP Emerging Markets Portfolio Initial Class (a)	1,677,433	20,028,548
VIP Overseas Portfolio Initial Class (a)	1,368,307	29,924,876
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,212,244)		49,953,424

Bond Funds - 47.1%
Fidelity Inflation-Protected Bond Index Fund (a)	2,950,655	29,654,087
Fidelity Long-Term Treasury Bond Index Fund (a)	1,258,913	17,423,356
VIP High Income Portfolio Initial Class (a)	1,152,259	6,279,812
VIP Investment Grade Bond Portfolio Initial Class (a)	7,052,513	92,458,447
TOTAL BOND FUNDS
(Cost $139,824,665)		145,815,702

Short-Term Funds - 16.0%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $49,609,612)	49,609,612	49,609,612
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $270,186,437)		309,724,175
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56,506)
NET ASSETS - 100%		$309,667,669

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$26,944,479	$2,895,915	$1,812,842	$59,746	$8,990	$1,617,545	$29,654,087
Fidelity Long-Term Treasury Bond Index Fund	16,064,831	2,163,666	2,338,022	239,952	18,161	1,514,720	17,423,356
VIP Contrafund Portfolio Initial Class	11,143,332	1,804,434	2,507,431	1,348,433	104,759	693,913	11,239,007
VIP Emerging Markets Portfolio Initial Class	17,870,664	1,435,969	2,733,610	--	121,071	3,334,454	20,028,548
VIP Equity-Income Portfolio Initial Class	11,688,933	1,373,554	2,234,160	813,247	(25,766)	1,019,823	11,822,384
VIP Government Money Market Portfolio Initial Class 2.18%	44,438,615	7,704,101	2,533,104	506,815	--	--	49,609,612
VIP Growth & Income Portfolio Initial Class	13,324,664	2,320,163	2,750,195	1,452,018	120,536	506,539	13,521,707
VIP Growth Portfolio Initial Class	11,386,681	1,328,893	2,798,736	764,776	309,368	1,275,156	11,501,362
VIP High Income Portfolio Initial Class	5,754,870	327,278	353,859	51,401	(16,816)	568,339	6,279,812
VIP Investment Grade Bond Portfolio Initial Class	83,971,336	9,051,816	5,917,970	380,747	54,262	5,299,003	92,458,447
VIP Mid Cap Portfolio Initial Class	3,239,460	623,829	747,488	366,195	(11,170)	196,383	3,301,014
VIP Overseas Portfolio Initial Class	26,238,744	3,469,249	3,580,544	1,001,975	65,391	3,732,036	29,924,876
VIP Value Portfolio Initial Class	8,579,645	1,001,909	1,865,794	573,808	106,297	877,650	8,699,707
VIP Value Strategies Portfolio Initial Class	4,189,520	638,676	1,016,407	423,969	12,924	435,543	4,260,256
Total	$284,835,774	$36,139,452	$33,190,162	$7,983,082	$868,007	$21,071,104	$309,724,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $270,186,437)	$309,724,175
Total Investment in Securities (cost $270,186,437)		$309,724,175
Cash		8
Receivable for investments sold		2,911,558
Receivable for fund shares sold		433,900
Total assets		313,069,641
Liabilities
Payable for investments purchased	$3,295,358
Payable for fund shares redeemed	49,853
Distribution and service plan fees payable	56,761
Total liabilities		3,401,972
Net Assets		$309,667,669
Net Assets consist of:
Paid in capital		$262,534,837
Total distributable earnings (loss)		47,132,832
Net Assets		$309,667,669
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,781,461 ÷ 1,359,080 shares)		$13.08
Service Class:
Net Asset Value, offering price and redemption price per share ($26,112,064 ÷ 1,999,650 shares)		$13.06
Service Class 2:
Net Asset Value, offering price and redemption price per share ($265,774,144 ÷ 20,474,960 shares)		$12.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,632,716
Expenses
Distribution and service plan fees	$332,004
Independent trustees' fees and expenses	539
Total expenses		332,543
Net investment income (loss)		1,300,173
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	868,007
Capital gain distributions from underlying funds:
Affiliated issuers	6,350,366
Total net realized gain (loss)		7,218,373
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	21,071,104
Total change in net unrealized appreciation (depreciation)		21,071,104
Net gain (loss)		28,289,477
Net increase (decrease) in net assets resulting from operations		$29,589,650

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,300,173	$4,364,951
Net realized gain (loss)	7,218,373	12,280,938
Change in net unrealized appreciation (depreciation)	21,071,104	(29,098,703)
Net increase (decrease) in net assets resulting from operations	29,589,650	(12,452,814)
Distributions to shareholders	(11,875,466)	(12,948,073)
Share transactions - net increase (decrease)	7,171,879	(5,440,382)
Total increase (decrease) in net assets	24,886,063	(30,841,269)
Net Assets
Beginning of period	284,781,606	315,622,875
End of period	$309,667,669	$284,781,606

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2010 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.32	$13.43	$12.31	$12.15	$12.45	$12.30
Income from Investment Operations
Net investment income (loss)A	.07	.22	.20	.18	.23	.21
Net realized and unrealized gain (loss)	1.21	(.75)	1.39	.45	(.26)	.34
Total from investment operations	1.28	(.53)	1.59	.63	(.03)	.55
Distributions from net investment income	(.01)	(.22)	(.21)	(.19)	(.23)	(.21)
Distributions from net realized gain	(.51)	(.37)	(.26)	(.28)	(.04)	(.20)
Total distributions	(.52)	(.58)B	(.47)	(.47)	(.27)	(.40)C
Net asset value, end of period	$13.08	$12.32	$13.43	$12.31	$12.15	$12.45
Total ReturnD,E,F	10.60%	(4.00)%	13.08%	5.45%	(.29)%	4.53%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	-%	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	-%	-%	-%	-%
Net investment income (loss)	1.09%J	1.66%	1.56%	1.51%	1.84%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$17,781	$16,991	$18,519	$19,569	$31,048	$43,381
Portfolio turnover rateG	22%J	31%	22%	23%	19%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.58 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.367 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.196 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.30	$13.41	$12.30	$12.14	$12.43	$12.29
Income from Investment Operations
Net investment income (loss)A	.06	.20	.19	.17	.22	.20
Net realized and unrealized gain (loss)	1.22	(.74)	1.38	.45	(.26)	.33
Total from investment operations	1.28	(.54)	1.57	.62	(.04)	.53
Distributions from net investment income	(.01)	(.20)	(.19)	(.18)	(.22)	(.19)
Distributions from net realized gain	(.51)	(.37)	(.26)	(.28)	(.04)	(.20)
Total distributions	(.52)	(.57)	(.46)B	(.46)	(.25)C	(.39)
Net asset value, end of period	$13.06	$12.30	$13.41	$12.30	$12.14	$12.43
Total ReturnD,E,F	10.61%	(4.10)%	12.90%	5.36%	(.31)%	4.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.99%I	1.56%	1.46%	1.41%	1.74%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$26,112	$23,851	$27,597	$25,360	$23,770	$28,049
Portfolio turnover rateG	22%I	31%	22%	23%	19%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.036 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$13.35	$12.24	$12.08	$12.38	$12.24
Income from Investment Operations
Net investment income (loss)A	.05	.18	.17	.15	.20	.18
Net realized and unrealized gain (loss)	1.21	(.74)	1.38	.45	(.26)	.33
Total from investment operations	1.26	(.56)	1.55	.60	(.06)	.51
Distributions from net investment income	–B	(.19)	(.17)	(.16)	(.20)	(.18)
Distributions from net realized gain	(.51)	(.37)	(.26)	(.28)	(.04)	(.20)
Total distributions	(.52)C	(.55)D	(.44)E	(.44)	(.24)	(.37)F
Net asset value, end of period	$12.98	$12.24	$13.35	$12.24	$12.08	$12.38
Total ReturnG,H,I	10.48%	(4.26)%	12.80%	5.23%	(.53)%	4.21%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.25%L	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%L	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%L	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.84%L	1.41%	1.31%	1.26%	1.59%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$265,774	$243,940	$269,507	$251,795	$237,969	$224,300
Portfolio turnover rateJ	22%L	31%	22%	23%	19%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.52 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.511 per share.

 D Total distributions of $.55 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.367 per share.

 E Total distributions of $.44 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.264 per share.

 F Total distributions of $.37 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.196 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	26.3
VIP Government Money Market Portfolio Initial Class 2.18%	12.0
VIP Overseas Portfolio Initial Class	11.8
Fidelity Inflation-Protected Bond Index Fund	8.2
VIP Emerging Markets Portfolio Initial Class	7.3
VIP Growth & Income Portfolio Initial Class	5.7
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Equity-Income Portfolio Initial Class	4.9
VIP Growth Portfolio Initial Class	4.8
VIP Contrafund Portfolio Initial Class	4.7
91.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.9%
International Equity Funds	19.1%
Bond Funds	42.0%
Short-Term Funds	12.0%

VIP Freedom 2015 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	112,354	$3,830,132
VIP Equity-Income Portfolio Initial Class (a)	182,884	4,028,937
VIP Growth & Income Portfolio Initial Class (a)	229,369	4,608,033
VIP Growth Portfolio Initial Class (a)	54,582	3,919,536
VIP Mid Cap Portfolio Initial Class (a)	35,655	1,124,922
VIP Value Portfolio Initial Class (a)	204,043	2,964,748
VIP Value Strategies Portfolio Initial Class (a)	119,100	1,451,829
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,241,646)		21,928,137

International Equity Funds - 19.1%
VIP Emerging Markets Portfolio Initial Class (a)	496,065	5,923,010
VIP Overseas Portfolio Initial Class (a)	441,730	9,660,636
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,491,328)		15,583,646

Bond Funds - 42.0%
Fidelity Inflation-Protected Bond Index Fund (a)	666,573	6,699,060
Fidelity Long-Term Treasury Bond Index Fund (a)	323,101	4,471,719
VIP High Income Portfolio Initial Class (a)	300,278	1,636,514
VIP Investment Grade Bond Portfolio Initial Class (a)	1,633,453	21,414,569
TOTAL BOND FUNDS
(Cost $32,254,268)		34,221,862

Short-Term Funds - 12.0%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $9,825,243)	9,825,243	9,825,243
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $64,812,485)		81,558,888
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,747)
NET ASSETS - 100%		$81,550,141

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,176,291	$1,054,295	$904,968	$13,755	$4,651	$368,791	$6,699,060
Fidelity Long-Term Treasury Bond Index Fund	4,197,239	810,432	935,388	62,860	10,169	389,267	4,471,719
VIP Contrafund Portfolio Initial Class	3,837,163	771,752	1,052,694	464,285	56,317	217,594	3,830,132
VIP Emerging Markets Portfolio Initial Class	5,345,935	658,937	1,116,086	--	57,650	976,574	5,923,010
VIP Equity-Income Portfolio Initial Class	4,025,054	656,908	994,846	280,029	(14,697)	356,518	4,028,937
VIP Government Money Market Portfolio Initial Class 2.18%	8,875,763	2,154,363	1,204,883	101,855	--	--	9,825,243
VIP Growth & Income Portfolio Initial Class	4,588,440	989,829	1,186,060	499,975	47,979	167,845	4,608,033
VIP Growth Portfolio Initial Class	3,920,972	611,503	1,159,225	263,331	242,402	303,884	3,919,536
VIP High Income Portfolio Initial Class	1,555,904	168,263	235,246	13,620	(2,254)	149,847	1,636,514
VIP Investment Grade Bond Portfolio Initial Class	19,767,364	3,326,045	2,937,047	90,210	17,054	1,241,153	21,414,569
VIP Mid Cap Portfolio Initial Class	1,114,665	260,742	313,789	126,096	2,446	60,858	1,124,922
VIP Overseas Portfolio Initial Class	8,569,131	1,492,772	1,644,300	327,199	55,053	1,187,980	9,660,636
VIP Value Portfolio Initial Class	2,954,070	467,139	795,172	197,578	58,724	279,987	2,964,748
VIP Value Strategies Portfolio Initial Class	1,441,899	276,707	420,952	145,982	20,250	133,925	1,451,829
Total	$76,369,890	$13,699,687	$14,900,656	$2,586,775	$555,744	$5,834,223	$81,558,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $64,812,485)	$81,558,888
Total Investment in Securities (cost $64,812,485)		$81,558,888
Receivable for investments sold		952,342
Receivable for fund shares sold		2,876
Total assets		82,514,106
Liabilities
Payable to custodian bank	$9
Payable for investments purchased	742,811
Payable for fund shares redeemed	212,334
Distribution and service plan fees payable	8,811
Total liabilities		963,965
Net Assets		$81,550,141
Net Assets consist of:
Paid in capital		$61,975,949
Total distributable earnings (loss)		19,574,192
Net Assets		$81,550,141
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($31,085,954 ÷ 2,431,342 shares)		$12.79
Service Class:
Net Asset Value, offering price and redemption price per share ($13,603,806 ÷ 1,066,432 shares)		$12.76
Service Class 2:
Net Asset Value, offering price and redemption price per share ($36,860,381 ÷ 2,901,391 shares)		$12.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$417,985
Expenses
Distribution and service plan fees	$52,526
Independent trustees' fees and expenses	146
Total expenses		52,672
Net investment income (loss)		365,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	555,744
Capital gain distributions from underlying funds:
Affiliated issuers	2,168,790
Total net realized gain (loss)		2,724,534
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	5,834,223
Total change in net unrealized appreciation (depreciation)		5,834,223
Net gain (loss)		8,558,757
Net increase (decrease) in net assets resulting from operations		$8,924,070

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$365,313	$1,236,262
Net realized gain (loss)	2,724,534	5,724,555
Change in net unrealized appreciation (depreciation)	5,834,223	(11,088,289)
Net increase (decrease) in net assets resulting from operations	8,924,070	(4,127,472)
Distributions to shareholders	(5,513,941)	(5,006,805)
Share transactions - net increase (decrease)	1,780,801	(14,501,118)
Total increase (decrease) in net assets	5,190,930	(23,635,395)
Net Assets
Beginning of period	76,359,211	99,994,606
End of period	$81,550,141	$76,359,211

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2015 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$13.68	$12.39	$12.24	$12.58	$12.43
Income from Investment Operations
Net investment income (loss)A	.06	.20	.20	.18	.23	.21
Net realized and unrealized gain (loss)	1.36	(.87)	1.64	.50	(.27)	.37
Total from investment operations	1.42	(.67)	1.84	.68	(.04)	.58
Distributions from net investment income	(.01)	(.22)	(.21)	(.19)	(.24)	(.21)
Distributions from net realized gain	(.89)	(.53)	(.34)	(.34)	(.07)	(.22)
Total distributions	(.89)B	(.75)	(.55)	(.53)	(.30)C	(.43)
Net asset value, end of period	$12.79	$12.26	$13.68	$12.39	$12.24	$12.58
Total ReturnD,E,F	12.03%	(5.07)%	15.10%	5.91%	(.33)%	4.70%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	-%	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	-%	-%	-%	-%
Net investment income (loss)	1.04%J	1.52%	1.51%	1.46%	1.82%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$31,086	$29,361	$33,249	$32,720	$35,352	$39,455
Portfolio turnover rateG	34%J	33%	27%	24%	27%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.89 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.887 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.065 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.24	$13.65	$12.37	$12.22	$12.56	$12.41
Income from Investment Operations
Net investment income (loss)A	.06	.19	.18	.17	.22	.20
Net realized and unrealized gain (loss)	1.35	(.86)	1.64	.50	(.27)	.37
Total from investment operations	1.41	(.67)	1.82	.67	(.05)	.57
Distributions from net investment income	(.01)	(.20)	(.19)	(.18)	(.22)	(.20)
Distributions from net realized gain	(.89)	(.53)	(.34)	(.34)	(.07)	(.22)
Total distributions	(.89)B	(.74)C	(.54)D	(.52)	(.29)	(.42)
Net asset value, end of period	$12.76	$12.24	$13.65	$12.37	$12.22	$12.56
Total ReturnE,F,G	11.96%	(5.11)%	14.93%	5.81%	(.44)%	4.63%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.94%J	1.42%	1.41%	1.36%	1.72%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$13,604	$11,777	$17,058	$14,384	$16,378	$15,842
Portfolio turnover rateH	34%J	33%	27%	24%	27%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.89 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.887 per share.

 C Total distributions of $.74 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.532 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.343 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$13.61	$12.33	$12.19	$12.52	$12.37
Income from Investment Operations
Net investment income (loss)A	.05	.17	.16	.15	.20	.18
Net realized and unrealized gain (loss)	1.34	(.86)	1.63	.49	(.26)	.37
Total from investment operations	1.39	(.69)	1.79	.64	(.06)	.55
Distributions from net investment income	–B	(.18)	(.17)	(.16)	(.20)	(.18)
Distributions from net realized gain	(.89)	(.53)	(.34)	(.34)	(.07)	(.22)
Total distributions	(.89)	(.72)C	(.51)	(.50)	(.27)	(.40)
Net asset value, end of period	$12.70	$12.20	$13.61	$12.33	$12.19	$12.52
Total ReturnD,E,F	11.81%	(5.28)%	14.80%	5.58%	(.51)%	4.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.79%I	1.27%	1.26%	1.21%	1.57%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$36,860	$35,222	$49,688	$50,238	$57,679	$63,321
Portfolio turnover rateG	34%I	33%	27%	24%	27%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.72 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $.532 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	23.3
VIP Overseas Portfolio Initial Class	13.7
VIP Government Money Market Portfolio Initial Class 2.18%	8.5
VIP Emerging Markets Portfolio Initial Class	8.0
Fidelity Inflation-Protected Bond Index Fund	7.1
VIP Growth & Income Portfolio Initial Class	6.8
VIP Equity-Income Portfolio Initial Class	5.9
VIP Growth Portfolio Initial Class	5.7
VIP Contrafund Portfolio Initial Class	5.6
Fidelity Long-Term Treasury Bond Index Fund	5.3
89.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.1%
International Equity Funds	21.7%
Bond Funds	37.7%
Short-Term Funds	8.5%

VIP Freedom 2020 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	1,177,999	$40,157,991
VIP Equity-Income Portfolio Initial Class (a)	1,917,487	42,242,247
VIP Growth & Income Portfolio Initial Class (a)	2,404,846	48,313,363
VIP Growth Portfolio Initial Class (a)	572,278	41,095,278
VIP Mid Cap Portfolio Initial Class (a)	373,821	11,794,044
VIP Value Portfolio Initial Class (a)	2,139,301	31,084,048
VIP Value Strategies Portfolio Initial Class (a)	1,248,698	15,221,629
TOTAL DOMESTIC EQUITY FUNDS
(Cost $146,335,613)		229,908,600

International Equity Funds - 21.7%
VIP Emerging Markets Portfolio Initial Class (a)	4,784,173	57,123,026
VIP Overseas Portfolio Initial Class (a)	4,493,722	98,277,690
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $110,932,977)		155,400,716

Bond Funds - 37.7%
Fidelity Inflation-Protected Bond Index Fund (a)	5,082,708	51,081,212
Fidelity Long-Term Treasury Bond Index Fund (a)	2,737,142	37,882,044
VIP High Income Portfolio Initial Class (a)	2,556,350	13,932,108
VIP Investment Grade Bond Portfolio Initial Class (a)	12,738,899	167,006,966
TOTAL BOND FUNDS
(Cost $259,601,945)		269,902,330

Short-Term Funds - 8.5%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $60,788,622)	60,788,622	60,788,622
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $577,659,157)		716,000,268
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114,650)
NET ASSETS - 100%		$715,885,618

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$46,635,006	$6,003,988	$4,389,737	$104,174	$26,069	$2,805,886	$51,081,212
Fidelity Long-Term Treasury Bond Index Fund	34,996,167	5,429,757	5,914,730	527,393	67,770	3,303,080	37,882,044
VIP Contrafund Portfolio Initial Class	39,199,577	5,866,175	7,714,623	4,808,894	467,697	2,339,165	40,157,991
VIP Emerging Markets Portfolio Initial Class	50,295,333	4,139,431	7,100,961	--	365,054	9,424,169	57,123,026
VIP Equity-Income Portfolio Initial Class	41,119,044	4,494,799	6,883,198	2,900,577	92,338	3,419,264	42,242,247
VIP Government Money Market Portfolio Initial Class 2.18%	53,825,731	11,390,864	4,427,973	622,762	--	--	60,788,622
VIP Growth & Income Portfolio Initial Class	46,875,944	7,809,086	8,553,723	5,178,623	389,154	1,792,902	48,313,363
VIP Growth Portfolio Initial Class	40,055,816	4,160,287	8,733,759	2,727,566	1,595,229	4,017,705	41,095,278
VIP High Income Portfolio Initial Class	13,332,850	823,710	1,481,705	115,524	(33,758)	1,291,011	13,932,108
VIP Investment Grade Bond Portfolio Initial Class	152,308,072	19,520,095	14,585,323	699,879	61,517	9,702,605	167,006,966
VIP Mid Cap Portfolio Initial Class	11,378,471	2,112,162	2,338,378	1,306,106	(44,348)	686,137	11,794,044
VIP Overseas Portfolio Initial Class	84,951,612	10,978,773	10,070,958	3,292,335	305,770	12,112,493	98,277,690
VIP Value Portfolio Initial Class	30,175,011	3,268,571	5,832,074	2,046,497	427,665	3,044,875	31,084,048
VIP Value Strategies Portfolio Initial Class	14,722,394	2,092,753	3,170,226	1,512,096	73,361	1,503,347	15,221,629
Total	$659,871,028	$88,090,451	$91,197,368	$25,842,426	$3,793,518	$55,442,639	$716,000,268

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $577,659,157)	$716,000,268
Total Investment in Securities (cost $577,659,157)		$716,000,268
Receivable for investments sold		8,782,190
Receivable for fund shares sold		664,331
Total assets		725,446,789
Liabilities
Payable to custodian bank	$36
Payable for investments purchased	8,235,894
Payable for fund shares redeemed	1,210,184
Distribution and service plan fees payable	115,057
Total liabilities		9,561,171
Net Assets		$715,885,618
Net Assets consist of:
Paid in capital		$550,508,297
Total distributable earnings (loss)		165,377,321
Net Assets		$715,885,618
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($69,785,002 ÷ 5,169,359 shares)		$13.50
Service Class:
Net Asset Value, offering price and redemption price per share ($145,752,800 ÷ 10,834,191 shares)		$13.45
Service Class 2:
Net Asset Value, offering price and redemption price per share ($500,347,816 ÷ 37,343,728 shares)		$13.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,475,143
Expenses
Distribution and service plan fees	$682,249
Independent trustees' fees and expenses	1,263
Total expenses before reductions	683,512
Expense reductions	(1)
Total expenses after reductions		683,511
Net investment income (loss)		2,791,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	3,793,518
Capital gain distributions from underlying funds:
Affiliated issuers	22,367,283
Total net realized gain (loss)		26,160,801
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	55,442,639
Total change in net unrealized appreciation (depreciation)		55,442,639
Net gain (loss)		81,603,440
Net increase (decrease) in net assets resulting from operations		$84,395,072

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,791,632	$9,617,498
Net realized gain (loss)	26,160,801	37,298,755
Change in net unrealized appreciation (depreciation)	55,442,639	(89,733,329)
Net increase (decrease) in net assets resulting from operations	84,395,072	(42,817,076)
Distributions to shareholders	(35,522,123)	(33,509,898)
Share transactions - net increase (decrease)	7,258,179	(36,054,272)
Total increase (decrease) in net assets	56,131,128	(112,381,246)
Net Assets
Beginning of period	659,754,490	772,135,736
End of period	$715,885,618	$659,754,490

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2020 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$14.03	$12.56	$12.44	$12.77	$12.61
Income from Investment Operations
Net investment income (loss)A	.07	.21	.21	.18	.24	.22
Net realized and unrealized gain (loss)	1.53	(1.01)	1.84	.53	(.27)	.38
Total from investment operations	1.60	(.80)	2.05	.71	(.03)	.60
Distributions from net investment income	(.01)	(.21)	(.21)	(.19)	(.24)	(.22)
Distributions from net realized gain	(.68)	(.44)	(.37)	(.39)	(.06)	(.23)
Total distributions	(.68)B	(.65)	(.58)	(.59)C	(.30)	(.44)D
Net asset value, end of period	$13.50	$12.58	$14.03	$12.56	$12.44	$12.77
Total ReturnE,F,G	13.06%	(5.86)%	16.62%	6.12%	(.27)%	4.82%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	- %J	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	- %J	-%	-%	-%	-%
Net investment income (loss)	1.00%K	1.50%	1.54%	1.50%	1.84%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$69,785	$63,490	$75,021	$63,131	$87,496	$101,533
Portfolio turnover rateH	25%K	28%	21%	19%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.68 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.676 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.227 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.54	$13.99	$12.53	$12.41	$12.74	$12.59
Income from Investment Operations
Net investment income (loss)A	.06	.19	.19	.17	.23	.20
Net realized and unrealized gain (loss)	1.53	(1.00)	1.84	.53	(.27)	.38
Total from investment operations	1.59	(.81)	2.03	.70	(.04)	.58
Distributions from net investment income	–B	(.20)	(.20)	(.18)	(.23)	(.21)
Distributions from net realized gain	(.68)	(.44)	(.37)	(.39)	(.06)	(.23)
Total distributions	(.68)	(.64)	(.57)	(.58)C	(.29)	(.43)D
Net asset value, end of period	$13.45	$12.54	$13.99	$12.53	$12.41	$12.74
Total ReturnE,F,G	13.01%	(5.98)%	16.47%	6.04%	(.37)%	4.66%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.90%J	1.40%	1.44%	1.40%	1.74%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$145,753	$132,086	$140,686	$109,279	$94,022	$76,679
Portfolio turnover rateH	25%J	28%	21%	19%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.43 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.227 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$13.94	$12.49	$12.38	$12.70	$12.54
Income from Investment Operations
Net investment income (loss)A	.05	.17	.17	.15	.21	.18
Net realized and unrealized gain (loss)	1.53	(.99)	1.83	.51	(.27)	.39
Total from investment operations	1.58	(.82)	2.00	.66	(.06)	.57
Distributions from net investment income	–B	(.18)	(.17)	(.16)	(.21)	(.18)
Distributions from net realized gain	(.68)	(.44)	(.37)	(.39)	(.06)	(.23)
Total distributions	(.68)	(.62)	(.55)C	(.55)	(.26)D	(.41)
Net asset value, end of period	$13.40	$12.50	$13.94	$12.49	$12.38	$12.70
Total ReturnE,F,G	12.95%	(6.08)%	16.26%	5.80%	(.46)%	4.60%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.75%J	1.25%	1.29%	1.25%	1.59%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$500,348	$464,178	$556,429	$531,518	$549,528	$583,496
Portfolio turnover rateH	25%J	28%	21%	19%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.55 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.371 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.056 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Initial Class	20.0
VIP Overseas Portfolio Initial Class	15.3
VIP Emerging Markets Portfolio Initial Class	8.5
VIP Growth & Income Portfolio Initial Class	7.7
VIP Equity-Income Portfolio Initial Class	6.7
VIP Growth Portfolio Initial Class	6.5
VIP Contrafund Portfolio Initial Class	6.4
Fidelity Inflation-Protected Bond Index Fund	6.1
VIP Government Money Market Portfolio Initial Class 2.18%	5.8
Fidelity Long-Term Treasury Bond Index Fund	5.8
88.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.6%
International Equity Funds	23.8%
Bond Funds	33.8%
Short-Term Funds	5.8%

VIP Freedom 2025 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	409,732	$13,967,778
VIP Equity-Income Portfolio Initial Class (a)	666,941	14,692,705
VIP Growth & Income Portfolio Initial Class (a)	836,450	16,804,273
VIP Growth Portfolio Initial Class (a)	199,050	14,293,755
VIP Mid Cap Portfolio Initial Class (a)	130,020	4,102,143
VIP Value Portfolio Initial Class (a)	744,088	10,811,595
VIP Value Strategies Portfolio Initial Class (a)	434,318	5,294,331
TOTAL DOMESTIC EQUITY FUNDS
(Cost $64,932,120)		79,966,580

International Equity Funds - 23.8%
VIP Emerging Markets Portfolio Initial Class (a)	1,560,622	18,633,828
VIP Overseas Portfolio Initial Class (a)	1,523,079	33,309,733
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $41,756,824)		51,943,561

Bond Funds - 33.8%
Fidelity Inflation-Protected Bond Index Fund (a)	1,326,605	13,332,380
Fidelity Long-Term Treasury Bond Index Fund (a)	911,593	12,616,443
VIP High Income Portfolio Initial Class (a)	763,339	4,160,196
VIP Investment Grade Bond Portfolio Initial Class (a)	3,334,222	43,711,647
TOTAL BOND FUNDS
(Cost $70,860,595)		73,820,666

Short-Term Funds - 5.8%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $12,630,377)	12,630,377	12,630,377
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $190,179,916)		218,361,184
NET OTHER ASSETS (LIABILITIES) - 0.0%		(24,096)
NET ASSETS - 100%		$218,337,088

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$11,255,169	$2,952,362	$1,602,041	$26,581	$18,096	$708,794	$13,332,380
Fidelity Long-Term Treasury Bond Index Fund	10,798,802	3,118,666	2,429,045	171,697	98,497	1,029,523	12,616,443
VIP Contrafund Portfolio Initial Class	12,599,083	3,312,270	2,884,213	1,576,434	(13,520)	954,158	13,967,778
VIP Emerging Markets Portfolio Initial Class	15,194,863	3,067,891	2,671,711	--	26,425	3,016,360	18,633,828
VIP Equity-Income Portfolio Initial Class	13,216,056	3,001,359	2,691,556	950,980	(168,459)	1,335,305	14,692,705
VIP Government Money Market Portfolio Initial Class 2.18%	10,181,722	3,754,254	1,305,599	125,356	--	--	12,630,377
VIP Growth & Income Portfolio Initial Class	15,065,873	4,274,839	3,250,532	1,697,702	(35,217)	749,310	16,804,273
VIP Growth Portfolio Initial Class	12,874,256	2,796,722	3,242,144	894,179	124,017	1,740,904	14,293,755
VIP High Income Portfolio Initial Class	3,614,393	660,889	470,031	32,582	926	354,019	4,160,196
VIP Investment Grade Bond Portfolio Initial Class	36,858,138	9,657,949	5,313,448	173,907	75,119	2,433,889	43,711,647
VIP Mid Cap Portfolio Initial Class	3,660,458	1,101,712	867,265	428,199	(25,317)	232,555	4,102,143
VIP Overseas Portfolio Initial Class	26,646,015	6,594,630	3,994,482	1,052,548	(134,978)	4,198,548	33,309,733
VIP Value Portfolio Initial Class	9,699,719	2,166,346	2,197,075	670,924	(49,767)	1,192,372	10,811,595
VIP Value Strategies Portfolio Initial Class	4,734,870	1,218,603	1,176,801	495,728	(42,150)	559,809	5,294,331
Total	$186,399,417	$47,678,492	$34,095,943	$8,296,817	$(126,328)	$18,505,546	$218,361,184

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $190,179,916)	$218,361,184
Total Investment in Securities (cost $190,179,916)		$218,361,184
Receivable for investments sold		2,659,464
Receivable for fund shares sold		46,696
Total assets		221,067,344
Liabilities
Payable to custodian bank	$37
Payable for investments purchased	2,306,379
Payable for fund shares redeemed	399,626
Distribution and service plan fees payable	24,214
Total liabilities		2,730,256
Net Assets		$218,337,088
Net Assets consist of:
Paid in capital		$183,094,458
Total distributable earnings (loss)		35,242,630
Net Assets		$218,337,088
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($42,709,024 ÷ 2,912,242 shares)		$14.67
Service Class:
Net Asset Value, offering price and redemption price per share ($96,580,099 ÷ 6,605,788 shares)		$14.62
Service Class 2:
Net Asset Value, offering price and redemption price per share ($79,047,965 ÷ 5,437,408 shares)		$14.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$990,863
Expenses
Distribution and service plan fees	$139,528
Independent trustees' fees and expenses	370
Total expenses before reductions	139,898
Expense reductions	(2)
Total expenses after reductions		139,896
Net investment income (loss)		850,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(126,328)
Capital gain distributions from underlying funds:
Affiliated issuers	7,305,954
Total net realized gain (loss)		7,179,626
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	18,505,546
Total change in net unrealized appreciation (depreciation)		18,505,546
Net gain (loss)		25,685,172
Net increase (decrease) in net assets resulting from operations		$26,536,139

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$850,967	$2,640,503
Net realized gain (loss)	7,179,626	5,550,104
Change in net unrealized appreciation (depreciation)	18,505,546	(21,448,498)
Net increase (decrease) in net assets resulting from operations	26,536,139	(13,257,891)
Distributions to shareholders	(5,452,795)	(6,054,958)
Share transactions - net increase (decrease)	10,890,279	34,905,331
Total increase (decrease) in net assets	31,973,623	15,592,482
Net Assets
Beginning of period	186,363,465	170,770,983
End of period	$218,337,088	$186,363,465

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2025 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$14.64	$12.95	$12.82	$13.16	$12.99
Income from Investment Operations
Net investment income (loss)A	.07	.23	.22	.21	.26	.24
Net realized and unrealized gain (loss)	1.77	(1.17)	2.06	.52	(.28)	.41
Total from investment operations	1.84	(.94)	2.28	.73	(.02)	.65
Distributions from net investment income	(.01)	(.21)	(.21)	(.20)	(.25)	(.22)
Distributions from net realized gain	(.38)	(.28)	(.38)	(.41)	(.07)	(.26)
Total distributions	(.38)B	(.49)	(.59)	(.60)C	(.32)	(.48)
Net asset value, end of period	$14.67	$13.21	$14.64	$12.95	$12.82	$13.16
Total ReturnD,E,F	14.13%	(6.52)%	17.89%	6.18%	(.18)%	5.06%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	-%	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	-%	-%	-%	-%
Net investment income (loss)	.95%J	1.57%	1.58%	1.65%	1.91%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$42,709	$38,096	$37,773	$27,359	$25,152	$26,137
Portfolio turnover rateG	33%J	32%	29%	24%	20%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.377 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$14.61	$12.92	$12.79	$13.14	$12.97
Income from Investment Operations
Net investment income (loss)A	.06	.21	.21	.20	.24	.22
Net realized and unrealized gain (loss)	1.76	(1.16)	2.06	.52	(.28)	.42
Total from investment operations	1.82	(.95)	2.27	.72	(.04)	.64
Distributions from net investment income	–B	(.19)	(.20)	(.19)	(.23)	(.21)
Distributions from net realized gain	(.38)	(.28)	(.38)	(.41)	(.07)	(.26)
Total distributions	(.38)	(.48)C	(.58)	(.59)D	(.31)E	(.47)
Net asset value, end of period	$14.62	$13.18	$14.61	$12.92	$12.79	$13.14
Total ReturnF,G,H	13.99%	(6.61)%	17.84%	6.11%	(.36)%	4.98%
Ratios to Average Net AssetsI,J
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.85%K	1.47%	1.48%	1.55%	1.81%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$96,580	$79,033	$69,430	$48,319	$36,677	$30,291
Portfolio turnover rateI	33%K	32%	29%	24%	20%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.284 per share.

 D Total distributions of $.59 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.405 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.072 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.11	$14.54	$12.87	$12.74	$13.09	$12.92
Income from Investment Operations
Net investment income (loss)A	.05	.19	.18	.18	.22	.20
Net realized and unrealized gain (loss)	1.76	(1.16)	2.04	.52	(.28)	.42
Total from investment operations	1.81	(.97)	2.22	.70	(.06)	.62
Distributions from net investment income	–B	(.18)	(.18)	(.17)	(.22)	(.19)
Distributions from net realized gain	(.38)	(.28)	(.38)	(.41)	(.07)	(.26)
Total distributions	(.38)	(.46)	(.55)C	(.57)D	(.29)	(.45)
Net asset value, end of period	$14.54	$13.11	$14.54	$12.87	$12.74	$13.09
Total ReturnE,F,G	13.97%	(6.78)%	17.57%	5.98%	(.50)%	4.85%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.70%J	1.32%	1.33%	1.40%	1.66%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$79,048	$69,234	$63,568	$59,895	$52,321	$49,366
Portfolio turnover rateH	33%J	32%	29%	24%	20%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.55 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.378 per share.

 D Total distributions of $.57 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.405 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	17.8
VIP Investment Grade Bond Portfolio Initial Class	15.7
VIP Emerging Markets Portfolio Initial Class	9.5
VIP Growth & Income Portfolio Initial Class	9.2
VIP Equity-Income Portfolio Initial Class	8.1
VIP Growth Portfolio Initial Class	7.8
VIP Contrafund Portfolio Initial Class	7.7
VIP Value Portfolio Initial Class	5.9
Fidelity Long-Term Treasury Bond Index Fund	5.8
Fidelity Inflation-Protected Bond Index Fund	3.8
91.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.9%
International Equity Funds	27.3%
Bond Funds	27.2%
Short-Term Funds	1.6%

VIP Freedom 2030 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	876,939	$29,894,851
VIP Equity-Income Portfolio Initial Class (a)	1,427,432	31,446,324
VIP Growth & Income Portfolio Initial Class (a)	1,790,210	35,965,321
VIP Growth Portfolio Initial Class (a)	426,020	30,592,525
VIP Mid Cap Portfolio Initial Class (a)	278,270	8,779,407
VIP Value Portfolio Initial Class (a)	1,592,527	23,139,415
VIP Value Strategies Portfolio Initial Class (a)	929,536	11,331,046
TOTAL DOMESTIC EQUITY FUNDS
(Cost $134,410,083)		171,148,889

International Equity Funds - 27.3%
VIP Emerging Markets Portfolio Initial Class (a)	3,108,782	37,118,862
VIP Overseas Portfolio Initial Class (a)	3,171,632	69,363,592
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $84,139,068)		106,482,454

Bond Funds - 27.2%
Fidelity Inflation-Protected Bond Index Fund (a)	1,466,560	14,738,930
Fidelity Long-Term Treasury Bond Index Fund (a)	1,625,683	22,499,457
VIP High Income Portfolio Initial Class (a)	1,339,942	7,302,681
VIP Investment Grade Bond Portfolio Initial Class (a)	4,676,449	61,308,245
TOTAL BOND FUNDS
(Cost $101,424,613)		105,849,313

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $6,174,957)	6,174,957	6,174,957
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $326,148,721)		389,655,613
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,469)
NET ASSETS - 100%		$389,612,144

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,366,342	$5,248,203	$559,765	$25,034	$4,570	$679,580	$14,738,930
Fidelity Long-Term Treasury Bond Index Fund	18,682,874	5,157,131	3,300,596	297,522	47,421	1,912,627	22,499,457
VIP Contrafund Portfolio Initial Class	26,476,567	5,937,338	4,472,020	3,319,557	61,140	1,891,826	29,894,851
VIP Emerging Markets Portfolio Initial Class	29,466,989	4,994,505	3,231,203	--	3,121	5,885,450	37,118,862
VIP Equity-Income Portfolio Initial Class	27,771,525	5,224,654	3,977,754	2,002,568	(124,711)	2,552,610	31,446,324
VIP Government Money Market Portfolio Initial Class 2.18%	5,112,251	1,506,179	443,473	61,475	--	--	6,174,957
VIP Growth & Income Portfolio Initial Class	31,657,753	7,493,580	4,662,906	3,575,066	29,551	1,447,343	35,965,321
VIP Growth Portfolio Initial Class	27,054,161	4,643,590	4,999,346	1,882,949	197,704	3,696,416	30,592,525
VIP High Income Portfolio Initial Class	6,199,045	1,009,151	512,534	55,741	1,079	605,940	7,302,681
VIP Investment Grade Bond Portfolio Initial Class	48,475,361	13,954,183	4,482,943	230,096	57,586	3,304,058	61,308,245
VIP Mid Cap Portfolio Initial Class	7,691,303	1,955,914	1,299,411	901,727	(28,154)	459,755	8,779,407
VIP Overseas Portfolio Initial Class	54,474,278	11,227,716	4,614,775	2,154,480	70,450	8,205,923	69,363,592
VIP Value Portfolio Initial Class	20,382,444	3,606,661	3,233,265	1,412,824	(4,089)	2,387,664	23,139,415
VIP Value Strategies Portfolio Initial Class	9,948,865	2,095,748	1,790,813	1,043,888	(60,870)	1,138,116	11,331,046
Total	$322,759,758	$74,054,553	$41,580,804	$16,962,927	$254,798	$34,167,308	$389,655,613

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $326,148,721)	$389,655,613
Total Investment in Securities (cost $326,148,721)		$389,655,613
Cash		2
Receivable for investments sold		4,901,840
Receivable for fund shares sold		471,406
Total assets		395,028,861
Liabilities
Payable for investments purchased	$5,342,108
Payable for fund shares redeemed	30,996
Distribution and service plan fees payable	43,613
Total liabilities		5,416,717
Net Assets		$389,612,144
Net Assets consist of:
Paid in capital		$312,670,914
Total distributable earnings (loss)		76,941,230
Net Assets		$389,612,144
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($85,078,476 ÷ 5,862,437 shares)		$14.51
Service Class:
Net Asset Value, offering price and redemption price per share ($150,140,578 ÷ 10,371,850 shares)		$14.48
Service Class 2:
Net Asset Value, offering price and redemption price per share ($154,393,090 ÷ 10,707,907 shares)		$14.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,640,102
Expenses
Distribution and service plan fees	$249,346
Independent trustees' fees and expenses	642
Total expenses before reductions	249,988
Expense reductions	(1)
Total expenses after reductions		249,987
Net investment income (loss)		1,390,115
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	254,798
Capital gain distributions from underlying funds:
Affiliated issuers	15,322,825
Total net realized gain (loss)		15,577,623
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	34,167,308
Total change in net unrealized appreciation (depreciation)		34,167,308
Net gain (loss)		49,744,931
Net increase (decrease) in net assets resulting from operations		$51,135,046

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,390,115	$4,424,541
Net realized gain (loss)	15,577,623	12,450,028
Change in net unrealized appreciation (depreciation)	34,167,308	(45,281,433)
Net increase (decrease) in net assets resulting from operations	51,135,046	(28,406,864)
Distributions to shareholders	(11,882,118)	(13,079,327)
Share transactions - net increase (decrease)	27,633,362	34,359,326
Total increase (decrease) in net assets	66,886,290	(7,126,865)
Net Assets
Beginning of period	322,725,854	329,852,719
End of period	$389,612,144	$322,725,854

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2030 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$14.67	$12.75	$12.68	$13.01	$12.84
Income from Investment Operations
Net investment income (loss)A	.06	.20	.20	.18	.22	.22
Net realized and unrealized gain (loss)	1.95	(1.32)	2.41	.57	(.25)	.41
Total from investment operations	2.01	(1.12)	2.61	.75	(.03)	.63
Distributions from net investment income	–B	(.20)	(.20)	(.19)	(.23)	(.21)
Distributions from net realized gain	(.47)	(.37)	(.49)	(.49)	(.07)	(.25)
Total distributions	(.48)C	(.57)	(.69)	(.68)	(.30)	(.46)
Net asset value, end of period	$14.51	$12.98	$14.67	$12.75	$12.68	$13.01
Total ReturnD,E,F	15.70%	(7.78)%	20.96%	6.61%	(.24)%	4.96%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	-%	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	-%	-%	-%	-%
Net investment income (loss)	.91%J	1.42%	1.48%	1.42%	1.66%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$85,078	$71,004	$74,247	$57,779	$68,661	$72,243
Portfolio turnover rateG	23%J	29%	26%	25%	26%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.473 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$14.64	$12.73	$12.66	$12.99	$12.82
Income from Investment Operations
Net investment income (loss)A	.06	.19	.19	.16	.21	.21
Net realized and unrealized gain (loss)	1.95	(1.32)	2.40	.58	(.25)	.41
Total from investment operations	2.01	(1.13)	2.59	.74	(.04)	.62
Distributions from net investment income	–B	(.19)	(.19)	(.17)	(.22)	(.19)
Distributions from net realized gain	(.47)	(.37)	(.49)	(.49)	(.07)	(.25)
Total distributions	(.48)C	(.56)	(.68)	(.67)D	(.29)	(.45)E
Net asset value, end of period	$14.48	$12.95	$14.64	$12.73	$12.66	$12.99
Total ReturnF,G,H	15.73%	(7.88)%	20.82%	6.52%	(.34)%	4.86%
Ratios to Average Net AssetsI,J
Expenses before reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%K	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%K	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.81%K	1.32%	1.38%	1.32%	1.56%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$150,141	$121,155	$111,029	$70,501	$59,096	$53,484
Portfolio turnover rateI	23%K	29%	26%	25%	26%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.473 per share.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.494 per share.

 E Total distributions of $.45 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.254 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.91	$14.60	$12.69	$12.62	$12.95	$12.78
Income from Investment Operations
Net investment income (loss)A	.05	.17	.17	.14	.19	.19
Net realized and unrealized gain (loss)	1.93	(1.32)	2.40	.58	(.25)	.41
Total from investment operations	1.98	(1.15)	2.57	.72	(.06)	.60
Distributions from net investment income	–	(.17)	(.16)	(.15)	(.20)	(.18)
Distributions from net realized gain	(.47)	(.37)	(.49)	(.49)	(.07)	(.25)
Total distributions	(.47)	(.54)	(.66)B	(.65)C	(.27)	(.43)
Net asset value, end of period	$14.42	$12.91	$14.60	$12.69	$12.62	$12.95
Total ReturnD,E,F	15.60%	(8.05)%	20.69%	6.37%	(.53)%	4.74%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.66%I	1.17%	1.23%	1.17%	1.41%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$154,393	$130,567	$144,577	$132,682	$133,978	$151,268
Portfolio turnover rateG	23%I	29%	26%	25%	26%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.494 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.494 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	21.2
VIP Growth & Income Portfolio Initial Class	11.2
VIP Emerging Markets Portfolio Initial Class	10.7
VIP Equity-Income Portfolio Initial Class	9.8
VIP Growth Portfolio Initial Class	9.6
VIP Contrafund Portfolio Initial Class	9.3
VIP Value Portfolio Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.7
VIP Value Strategies Portfolio Initial Class	3.6
VIP Investment Grade Bond Portfolio Initial Class	3.4
91.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.5%
International Equity Funds	31.9%
Bond Funds	13.0%
Short-Term Funds	1.6%

VIP Freedom 2035 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	237,020	$8,080,013
VIP Equity-Income Portfolio Initial Class (a)	385,807	8,499,330
VIP Growth & Income Portfolio Initial Class (a)	483,853	9,720,611
VIP Growth Portfolio Initial Class (a)	115,145	8,268,559
VIP Mid Cap Portfolio Initial Class (a)	75,208	2,372,802
VIP Value Portfolio Initial Class (a)	430,422	6,254,025
VIP Value Strategies Portfolio Initial Class (a)	251,229	3,062,481
TOTAL DOMESTIC EQUITY FUNDS
(Cost $44,519,336)		46,257,821

International Equity Funds - 31.9%
VIP Emerging Markets Portfolio Initial Class (a)	777,199	9,279,757
VIP Overseas Portfolio Initial Class (a)	838,057	18,328,306
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $24,405,968)		27,608,063

Bond Funds - 13.0%
Fidelity Inflation-Protected Bond Index Fund (a)	175,559	1,764,368
Fidelity Long-Term Treasury Bond Index Fund (a)	360,722	4,992,388
VIP High Income Portfolio Initial Class (a)	297,320	1,620,393
VIP Investment Grade Bond Portfolio Initial Class (a)	222,626	2,918,621
TOTAL BOND FUNDS
(Cost $10,651,474)		11,295,770

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $1,370,159)	1,370,159	1,370,159
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $80,946,937)		86,531,813
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,987)
NET ASSETS - 100%		$86,518,826

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,331,683	$480,623	$139,388	$3,336	$1,939	$89,511	$1,764,368
Fidelity Long-Term Treasury Bond Index Fund	3,777,714	1,512,025	728,639	63,880	15,848	415,440	4,992,388
VIP Contrafund Portfolio Initial Class	6,455,849	2,065,281	946,269	830,754	(52,558)	557,710	8,080,013
VIP Emerging Markets Portfolio Initial Class	6,668,984	1,833,842	604,438	--	3,101	1,378,268	9,279,757
VIP Equity-Income Portfolio Initial Class	6,771,588	1,884,233	776,416	501,219	(29,093)	649,018	8,499,330
VIP Government Money Market Portfolio Initial Class 2.18%	1,033,239	432,455	95,535	13,198	--	--	1,370,159
VIP Growth & Income Portfolio Initial Class	7,719,464	2,480,777	853,481	894,750	(32,918)	406,769	9,720,611
VIP Growth Portfolio Initial Class	6,596,682	1,734,038	1,055,058	471,250	6,625	986,272	8,268,559
VIP High Income Portfolio Initial Class	1,270,383	336,366	114,805	11,546	514	127,935	1,620,393
VIP Investment Grade Bond Portfolio Initial Class	1,404,797	1,539,802	155,631	7,585	1,286	128,367	2,918,621
VIP Mid Cap Portfolio Initial Class	1,873,529	646,324	254,451	225,690	(13,262)	120,662	2,372,802
VIP Overseas Portfolio Initial Class	13,005,806	4,123,299	888,903	527,598	5,020	2,083,084	18,328,306
VIP Value Portfolio Initial Class	4,969,245	1,332,490	649,157	353,599	(18,462)	619,909	6,254,025
VIP Value Strategies Portfolio Initial Class	2,424,204	726,837	359,159	261,261	(29,633)	300,232	3,062,481
Total	$65,303,167	$21,128,392	$7,621,330	$4,165,666	$(141,593)	$7,863,177	$86,531,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $80,946,937)	$86,531,813
Total Investment in Securities (cost $80,946,937)		$86,531,813
Cash		8
Receivable for investments sold		1,059,750
Receivable for fund shares sold		94,069
Total assets		87,685,640
Liabilities
Payable for investments purchased	$1,129,814
Payable for fund shares redeemed	23,973
Distribution and service plan fees payable	13,027
Total liabilities		1,166,814
Net Assets		$86,518,826
Net Assets consist of:
Paid in capital		$77,475,360
Total distributable earnings (loss)		9,043,466
Net Assets		$86,518,826
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($10,678,467 ÷ 467,417 shares)		$22.85
Service Class:
Net Asset Value, offering price and redemption price per share ($19,128,109 ÷ 839,209 shares)		$22.79
Service Class 2:
Net Asset Value, offering price and redemption price per share ($56,712,250 ÷ 2,502,417 shares)		$22.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$342,370
Expenses
Distribution and service plan fees	$72,770
Independent trustees' fees and expenses	135
Total expenses before reductions	72,905
Expense reductions	(3)
Total expenses after reductions		72,902
Net investment income (loss)		269,468
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(141,593)
Capital gain distributions from underlying funds:
Affiliated issuers	3,823,296
Total net realized gain (loss)		3,681,703
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,863,177
Total change in net unrealized appreciation (depreciation)		7,863,177
Net gain (loss)		11,544,880
Net increase (decrease) in net assets resulting from operations		$11,814,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$269,468	$726,293
Net realized gain (loss)	3,681,703	2,289,869
Change in net unrealized appreciation (depreciation)	7,863,177	(9,792,370)
Net increase (decrease) in net assets resulting from operations	11,814,348	(6,776,208)
Distributions to shareholders	(2,291,333)	(1,917,705)
Share transactions - net increase (decrease)	11,703,131	17,727,522
Total increase (decrease) in net assets	21,226,146	9,033,609
Net Assets
Beginning of period	65,292,680	56,259,071
End of period	$86,518,826	$65,292,680

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2035 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.07	$22.88	$19.39	$19.05	$19.52	$19.16
Income from Investment Operations
Net investment income (loss)A	.10	.29	.30	.31	.39	.39
Net realized and unrealized gain (loss)	3.36	(2.39)	4.14	.88	(.44)	.55
Total from investment operations	3.46	(2.10)	4.44	1.19	(.05)	.94
Distributions from net investment income	(.01)	(.26)	(.27)	(.26)	(.32)	(.29)
Distributions from net realized gain	(.68)	(.45)	(.69)	(.60)	(.10)	(.29)
Total distributions	(.68)B	(.71)	(.95)C	(.85)D	(.42)	(.58)
Net asset value, end of period	$22.85	$20.07	$22.88	$19.39	$19.05	$19.52
Total ReturnE,F,G	17.49%	(9.30)%	23.35%	6.87%	(.31)%	4.93%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	- %J	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	- %J	-%	-%	-%	-%
Net investment income (loss)	.88%K	1.30%	1.42%	1.65%	1.98%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$10,678	$7,977	$6,197	$3,522	$1,545	$539
Portfolio turnover rateH	20%K	27%	25%	18%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.68 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.677 per share.

 C Total distributions of $.95 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.685 per share.

 D Total distributions of $.85 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.599 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$20.04	$22.84	$19.36	$19.04	$19.51	$19.15
Income from Investment Operations
Net investment income (loss)A	.09	.27	.28	.29	.37	.38
Net realized and unrealized gain (loss)	3.34	(2.38)	4.13	.87	(.44)	.55
Total from investment operations	3.43	(2.11)	4.41	1.16	(.07)	.93
Distributions from net investment income	–B	(.25)	(.25)	(.24)	(.30)	(.28)
Distributions from net realized gain	(.68)	(.45)	(.69)	(.60)	(.10)	(.29)
Total distributions	(.68)	(.69)C	(.93)D	(.84)	(.40)	(.57)
Net asset value, end of period	$22.79	$20.04	$22.84	$19.36	$19.04	$19.51
Total ReturnE,F,G	17.35%	(9.36)%	23.24%	6.70%	(.40)%	4.87%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.78%J	1.20%	1.32%	1.55%	1.88%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$19,128	$12,303	$8,385	$4,661	$2,010	$1,639
Portfolio turnover rateH	20%J	27%	25%	18%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.69 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.447 per share.

 D Total distributions of $.93 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.685 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$19.94	$22.73	$19.27	$18.96	$19.43	$19.09
Income from Investment Operations
Net investment income (loss)A	.07	.24	.25	.26	.34	.34
Net realized and unrealized gain (loss)	3.33	(2.37)	4.11	.86	(.43)	.54
Total from investment operations	3.40	(2.13)	4.36	1.12	(.09)	.88
Distributions from net investment income	–	(.22)	(.22)	(.22)	(.28)	(.26)
Distributions from net realized gain	(.68)	(.45)	(.69)	(.60)	(.10)	(.29)
Total distributions	(.68)	(.66)B	(.90)C	(.81)D	(.38)	(.54)E
Net asset value, end of period	$22.66	$19.94	$22.73	$19.27	$18.96	$19.43
Total ReturnF,G,H	17.27%	(9.50)%	23.07%	6.52%	(.51)%	4.65%
Ratios to Average Net AssetsI,J
Expenses before reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%K	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%K	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.63%K	1.05%	1.17%	1.40%	1.73%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$56,712	$45,013	$41,677	$28,467	$20,005	$13,035
Portfolio turnover rateI	20%K	27%	25%	18%	22%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.447 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.685 per share.

 D Total distributions of $.81 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.599 per share.

 E Total distributions of $.54 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.287 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	22.6
VIP Growth & Income Portfolio Initial Class	12.1
VIP Emerging Markets Portfolio Initial Class	11.4
VIP Equity-Income Portfolio Initial Class	10.6
VIP Growth Portfolio Initial Class	10.3
VIP Contrafund Portfolio Initial Class	10.1
VIP Value Portfolio Initial Class	7.8
Fidelity Long-Term Treasury Bond Index Fund	4.4
VIP Value Strategies Portfolio Initial Class	3.8
VIP Mid Cap Portfolio Initial Class	2.9
96.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.6%
International Equity Funds	34.0%
Bond Funds	7.6%
Short-Term Funds	0.8%

VIP Freedom 2040 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	306,420	$10,445,863
VIP Equity-Income Portfolio Initial Class (a)	498,771	10,987,934
VIP Growth & Income Portfolio Initial Class (a)	625,516	12,566,617
VIP Growth Portfolio Initial Class (a)	148,859	10,689,579
VIP Mid Cap Portfolio Initial Class (a)	97,223	3,067,395
VIP Value Portfolio Initial Class (a)	556,438	8,085,041
VIP Value Strategies Portfolio Initial Class (a)	324,780	3,959,068
TOTAL DOMESTIC EQUITY FUNDS
(Cost $55,985,412)		59,801,497

International Equity Funds - 34.0%
VIP Emerging Markets Portfolio Initial Class (a)	992,904	11,855,273
VIP Overseas Portfolio Initial Class (a)	1,072,719	23,460,368
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,351,464)		35,315,641

Bond Funds - 7.6%
Fidelity Inflation-Protected Bond Index Fund (a)	104,784	1,053,082
Fidelity Long-Term Treasury Bond Index Fund (a)	326,587	4,519,964
VIP High Income Portfolio Initial Class (a)	330,096	1,799,021
VIP Investment Grade Bond Portfolio Initial Class (a)	39,391	516,418
TOTAL BOND FUNDS
(Cost $7,386,991)		7,888,485

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $826,968)	826,968	826,968
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $94,550,835)		103,832,591
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,553)
NET ASSETS - 100%		$103,826,038

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12
Total	$12

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$846,949	$285,116	$134,270	$2,023	$1,732	$53,555	$1,053,082
Fidelity Long-Term Treasury Bond Index Fund	3,642,903	1,367,405	880,975	58,794	17,463	373,168	4,519,964
VIP Contrafund Portfolio Initial Class	8,755,524	2,493,073	1,452,052	1,106,276	(17,191)	666,509	10,445,863
VIP Emerging Markets Portfolio Initial Class	8,991,467	2,276,372	1,221,080	--	43,067	1,765,447	11,855,273
VIP Equity-Income Portfolio Initial Class	9,183,603	2,374,790	1,379,398	667,501	(15,783)	824,722	10,987,934
VIP Government Money Market Portfolio Initial Class 2.18%	664,513	261,316	98,861	8,100	--	--	826,968
VIP Growth & Income Portfolio Initial Class	10,469,252	3,086,078	1,474,322	1,191,557	(32,410)	518,019	12,566,617
VIP Growth Portfolio Initial Class	8,946,473	2,049,751	1,606,479	627,564	15,259	1,284,575	10,689,579
VIP High Income Portfolio Initial Class	1,501,228	363,347	212,210	13,375	1,040	145,616	1,799,021
VIP Investment Grade Bond Portfolio Initial Class	415,244	202,654	130,080	1,977	1,276	27,324	516,418
VIP Mid Cap Portfolio Initial Class	2,539,360	793,382	405,771	300,567	(11,205)	151,629	3,067,395
VIP Overseas Portfolio Initial Class	17,494,999	5,301,496	2,037,849	696,820	7,405	2,694,317	23,460,368
VIP Value Portfolio Initial Class	6,738,731	1,622,010	1,066,226	470,897	(19,629)	810,155	8,085,041
VIP Value Strategies Portfolio Initial Class	3,286,361	884,650	567,261	347,928	(2,156)	357,474	3,959,068
Total	$83,476,607	$23,361,440	$12,666,834	$5,493,379	$(11,132)	$9,672,510	$103,832,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $94,550,835)	$103,832,591
Total Investment in Securities (cost $94,550,835)		$103,832,591
Cash		2,100
Receivable for investments sold		982,954
Receivable for fund shares sold		415,500
Total assets		105,233,145
Liabilities
Payable for investments purchased	$1,297,308
Payable for fund shares redeemed	101,125
Distribution and service plan fees payable	8,674
Total liabilities		1,407,107
Net Assets		$103,826,038
Net Assets consist of:
Paid in capital		$90,390,357
Total distributable earnings (loss)		13,435,681
Net Assets		$103,826,038
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($24,170,387 ÷ 1,119,567 shares)		$21.59
Service Class:
Net Asset Value, offering price and redemption price per share ($60,643,685 ÷ 2,815,293 shares)		$21.54
Service Class 2:
Net Asset Value, offering price and redemption price per share ($19,011,966 ÷ 886,161 shares)		$21.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$407,651
Income from Fidelity Central Funds		12
Total income		407,663
Expenses
Distribution and service plan fees	$48,947
Independent trustees' fees and expenses	167
Total expenses before reductions	49,114
Expense reductions	(7)
Total expenses after reductions		49,107
Net investment income (loss)		358,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(11,132)
Capital gain distributions from underlying funds:
Affiliated issuers	5,085,728
Total net realized gain (loss)		5,074,596
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	9,672,510
Total change in net unrealized appreciation (depreciation)		9,672,510
Net gain (loss)		14,747,106
Net increase (decrease) in net assets resulting from operations		$15,105,662

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$358,556	$991,875
Net realized gain (loss)	5,074,596	2,739,651
Change in net unrealized appreciation (depreciation)	9,672,510	(12,897,888)
Net increase (decrease) in net assets resulting from operations	15,105,662	(9,166,362)
Distributions to shareholders	(3,171,356)	(2,691,387)
Share transactions - net increase (decrease)	8,420,337	16,896,290
Total increase (decrease) in net assets	20,354,643	5,038,541
Net Assets
Beginning of period	83,471,395	78,432,854
End of period	$103,826,038	$83,471,395

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2040 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.94	$21.76	$18.39	$18.19	$18.66	$18.35
Income from Investment Operations
Net investment income (loss)A	.09	.27	.28	.23	.34	.34
Net realized and unrealized gain (loss)	3.28	(2.39)	3.98	.88	(.38)	.56
Total from investment operations	3.37	(2.12)	4.26	1.11	(.04)	.90
Distributions from net investment income	(.01)	(.25)	(.25)	(.24)	(.31)	(.28)
Distributions from net realized gain	(.71)	(.45)	(.64)	(.67)	(.12)	(.31)
Total distributions	(.72)	(.70)	(.89)	(.91)	(.43)	(.59)
Net asset value, end of period	$21.59	$18.94	$21.76	$18.39	$18.19	$18.66
Total ReturnB,C,D	18.05%	(9.88)%	23.60%	6.83%	(.26)%	4.91%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G,H	- %G	-%	-%	-%	-%
Expenses net of all reductions	- %G,H	- %G	-%	-%	-%	-%
Net investment income (loss)	.86%H	1.26%	1.39%	1.29%	1.80%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$24,170	$19,652	$16,561	$11,515	$15,388	$15,234
Portfolio turnover rateE	27%H	39%	26%	36%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$21.72	$18.37	$18.17	$18.64	$18.33
Income from Investment Operations
Net investment income (loss)A	.08	.25	.26	.21	.32	.32
Net realized and unrealized gain (loss)	3.27	(2.38)	3.96	.89	(.38)	.56
Total from investment operations	3.35	(2.13)	4.22	1.10	(.06)	.88
Distributions from net investment income	–B	(.23)	(.23)	(.23)	(.29)	(.27)
Distributions from net realized gain	(.71)	(.45)	(.64)	(.67)	(.12)	(.31)
Total distributions	(.72)C	(.68)	(.87)	(.90)	(.41)	(.57)D
Net asset value, end of period	$21.54	$18.91	$21.72	$18.37	$18.17	$18.64
Total ReturnE,F,G	17.96%	(9.94)%	23.42%	6.75%	(.35)%	4.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.76%J	1.16%	1.29%	1.19%	1.70%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$60,644	$48,429	$45,492	$22,986	$18,401	$12,905
Portfolio turnover rateH	27%J	39%	26%	36%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.72 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.712 per share.

 D Total distributions of $.57 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.305 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$21.65	$18.30	$18.12	$18.59	$18.29
Income from Investment Operations
Net investment income (loss)A	.06	.22	.23	.18	.29	.29
Net realized and unrealized gain (loss)	3.26	(2.38)	3.95	.87	(.38)	.56
Total from investment operations	3.32	(2.16)	4.18	1.05	(.09)	.85
Distributions from net investment income	–	(.20)	(.19)	(.20)	(.27)	(.25)
Distributions from net realized gain	(.71)	(.45)	(.64)	(.67)	(.12)	(.31)
Total distributions	(.71)	(.65)	(.83)	(.87)	(.38)B	(.55)C
Net asset value, end of period	$21.45	$18.84	$21.65	$18.30	$18.12	$18.59
Total ReturnD,E,F	17.89%	(10.12)%	23.30%	6.53%	(.49)%	4.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.61%I	1.01%	1.14%	1.04%	1.55%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$19,012	$15,391	$16,380	$15,086	$12,468	$8,341
Portfolio turnover rateG	27%I	39%	26%	36%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.116 per share.

 C Total distributions of $.55 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.305 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	22.6
VIP Growth & Income Portfolio Initial Class	12.1
VIP Emerging Markets Portfolio Initial Class	11.4
VIP Equity-Income Portfolio Initial Class	10.6
VIP Growth Portfolio Initial Class	10.3
VIP Contrafund Portfolio Initial Class	10.1
VIP Value Portfolio Initial Class	7.8
Fidelity Long-Term Treasury Bond Index Fund	4.4
VIP Value Strategies Portfolio Initial Class	3.8
VIP Mid Cap Portfolio Initial Class	2.9
96.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.6%
International Equity Funds	34.0%
Bond Funds	7.6%
Short-Term Funds	0.8%

VIP Freedom 2045 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	133,099	$4,537,358
VIP Equity-Income Portfolio Initial Class (a)	216,651	4,772,818
VIP Growth & Income Portfolio Initial Class (a)	271,705	5,458,558
VIP Growth Portfolio Initial Class (a)	64,660	4,643,222
VIP Mid Cap Portfolio Initial Class (a)	42,231	1,332,390
VIP Value Portfolio Initial Class (a)	241,700	3,511,900
VIP Value Strategies Portfolio Initial Class (a)	141,075	1,719,701
TOTAL DOMESTIC EQUITY FUNDS
(Cost $25,151,043)		25,975,947

International Equity Funds - 34.0%
VIP Emerging Markets Portfolio Initial Class (a)	431,316	5,149,911
VIP Overseas Portfolio Initial Class (a)	465,988	10,191,157
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,610,689)		15,341,068

Bond Funds - 7.6%
Fidelity Inflation-Protected Bond Index Fund (a)	45,516	457,436
Fidelity Long-Term Treasury Bond Index Fund (a)	141,862	1,963,368
VIP High Income Portfolio Initial Class (a)	143,387	781,456
VIP Investment Grade Bond Portfolio Initial Class (a)	17,111	224,321
TOTAL BOND FUNDS
(Cost $3,207,605)		3,426,581

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $359,216)	359,216	359,216
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $42,328,553)		45,102,812
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,916)
NET ASSETS - 100%		$45,095,896

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$352,900	$119,275	$38,445	$863	$680	$23,026	$457,436
Fidelity Long-Term Treasury Bond Index Fund	1,518,153	571,707	295,596	25,068	7,386	161,718	1,963,368
VIP Contrafund Portfolio Initial Class	3,648,605	1,038,547	431,395	464,951	(10,884)	292,485	4,537,358
VIP Emerging Markets Portfolio Initial Class	3,745,635	949,673	313,287	--	18,762	749,128	5,149,911
VIP Equity-Income Portfolio Initial Class	3,827,063	986,336	386,287	280,519	(14,062)	359,768	4,772,818
VIP Government Money Market Portfolio Initial Class 2.18%	276,899	109,415	27,098	3,454	--	--	359,216
VIP Growth & Income Portfolio Initial Class	4,362,874	1,282,415	394,904	500,777	(10,957)	219,130	5,458,558
VIP Growth Portfolio Initial Class	3,728,207	853,914	493,735	263,745	7,246	547,590	4,643,222
VIP High Income Portfolio Initial Class	625,306	150,314	56,431	5,621	(1,276)	63,543	781,456
VIP Investment Grade Bond Portfolio Initial Class	173,048	84,524	45,528	826	524	11,753	224,321
VIP Mid Cap Portfolio Initial Class	1,058,265	329,541	115,577	126,316	(5,949)	66,110	1,332,390
VIP Overseas Portfolio Initial Class	7,291,740	2,202,599	456,903	292,835	10,043	1,143,678	10,191,157
VIP Value Portfolio Initial Class	2,808,230	674,719	306,673	197,898	(16,200)	351,824	3,511,900
VIP Value Strategies Portfolio Initial Class	1,369,542	368,444	169,511	146,219	(13,162)	164,388	1,719,701
Total	$34,786,467	$9,721,423	$3,531,370	$2,309,092	$(27,849)	$4,154,141	$45,102,812

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $42,328,553)	$45,102,812
Total Investment in Securities (cost $42,328,553)		$45,102,812
Cash		899
Receivable for investments sold		443,234
Receivable for fund shares sold		118,410
Total assets		45,665,355
Liabilities
Payable for investments purchased	$545,280
Payable for fund shares redeemed	16,354
Distribution and service plan fees payable	7,825
Total liabilities		569,459
Net Assets		$45,095,896
Net Assets consist of:
Paid in capital		$40,500,715
Total distributable earnings (loss)		4,595,181
Net Assets		$45,095,896
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,028,471 ÷ 140,361 shares)		$21.58
Service Class:
Net Asset Value, offering price and redemption price per share ($5,508,134 ÷ 255,833 shares)		$21.53
Service Class 2:
Net Asset Value, offering price and redemption price per share ($36,559,291 ÷ 1,706,368 shares)		$21.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$171,741
Expenses
Distribution and service plan fees	$43,322
Independent trustees' fees and expenses	71
Total expenses before reductions	43,393
Expense reductions	(10)
Total expenses after reductions		43,383
Net investment income (loss)		128,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(27,849)
Capital gain distributions from underlying funds:
Affiliated issuers	2,137,351
Total net realized gain (loss)		2,109,502
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,154,141
Total change in net unrealized appreciation (depreciation)		4,154,141
Net gain (loss)		6,263,643
Net increase (decrease) in net assets resulting from operations		$6,392,001

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,358	$370,026
Net realized gain (loss)	2,109,502	1,143,788
Change in net unrealized appreciation (depreciation)	4,154,141	(5,241,844)
Net increase (decrease) in net assets resulting from operations	6,392,001	(3,728,030)
Distributions to shareholders	(1,298,052)	(958,451)
Share transactions - net increase (decrease)	5,220,824	8,655,380
Total increase (decrease) in net assets	10,314,773	3,968,899
Net Assets
Beginning of period	34,781,123	30,812,224
End of period	$45,095,896	$34,781,123

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2045 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.91	$21.64	$18.31	$18.03	$18.50	$18.18
Income from Investment Operations
Net investment income (loss)A	.09	.27	.30	.28	.38	.40
Net realized and unrealized gain (loss)	3.28	(2.39)	3.93	.83	(.42)	.50
Total from investment operations	3.37	(2.12)	4.23	1.11	(.04)	.90
Distributions from net investment income	–	(.25)	(.24)	(.24)	(.33)	(.28)
Distributions from net realized gain	(.70)	(.37)	(.66)	(.59)	(.10)	(.30)
Total distributions	(.70)	(.61)B	(.90)	(.83)	(.43)	(.58)
Net asset value, end of period	$21.58	$18.91	$21.64	$18.31	$18.03	$18.50
Total ReturnC,D,E	18.09%	(9.89)%	23.59%	6.80%	(.26)%	4.95%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	-%	-%	-%	-%
Expenses net of all reductions	- %H,I	- %H	-%	-%	-%	-%
Net investment income (loss)	.85%I	1.25%	1.46%	1.57%	2.01%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$3,028	$2,583	$1,491	$789	$542	$342
Portfolio turnover rateF	18%I	42%	23%	19%	26%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.366 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.88	$21.61	$18.30	$18.02	$18.49	$18.18
Income from Investment Operations
Net investment income (loss)A	.08	.24	.28	.26	.36	.38
Net realized and unrealized gain (loss)	3.27	(2.37)	3.92	.84	(.42)	.49
Total from investment operations	3.35	(2.13)	4.20	1.10	(.06)	.87
Distributions from net investment income	–	(.23)	(.23)	(.23)	(.31)	(.27)
Distributions from net realized gain	(.70)	(.37)	(.66)	(.59)	(.10)	(.30)
Total distributions	(.70)	(.60)	(.89)	(.82)	(.41)	(.56)B
Net asset value, end of period	$21.53	$18.88	$21.61	$18.30	$18.02	$18.49
Total ReturnC,D,E	18.00%	(9.97)%	23.42%	6.73%	(.37)%	4.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.75%H	1.15%	1.36%	1.47%	1.91%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$5,508	$3,900	$1,923	$396	$343	$364
Portfolio turnover rateF	18%H	42%	23%	19%	26%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $.298 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.80	$21.52	$18.22	$17.95	$18.43	$18.13
Income from Investment Operations
Net investment income (loss)A	.06	.21	.24	.23	.33	.35
Net realized and unrealized gain (loss)	3.27	(2.37)	3.92	.84	(.42)	.49
Total from investment operations	3.33	(2.16)	4.16	1.07	(.09)	.84
Distributions from net investment income	–	(.20)	(.20)	(.20)	(.29)	(.25)
Distributions from net realized gain	(.70)	(.37)	(.66)	(.59)	(.10)	(.30)
Total distributions	(.70)	(.56)B	(.86)	(.80)C	(.39)	(.54)D
Net asset value, end of period	$21.43	$18.80	$21.52	$18.22	$17.95	$18.43
Total ReturnE,F,G	17.95%	(10.13)%	23.30%	6.56%	(.53)%	4.68%
Ratios to Average Net AssetsH,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.60%J	1.00%	1.21%	1.32%	1.76%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$36,559	$28,298	$27,399	$16,671	$11,398	$7,363
Portfolio turnover rateH	18%J	42%	23%	19%	26%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.56 per share is comprised of distributions from net investment income of $.198 and distributions from net realized gain of $.366 per share.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.594 per share.

 D Total distributions of $.54 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.298 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	22.6
VIP Growth & Income Portfolio Initial Class	12.1
VIP Emerging Markets Portfolio Initial Class	11.4
VIP Equity-Income Portfolio Initial Class	10.6
VIP Growth Portfolio Initial Class	10.3
VIP Contrafund Portfolio Initial Class	10.1
VIP Value Portfolio Initial Class	7.8
Fidelity Long-Term Treasury Bond Index Fund	4.4
VIP Value Strategies Portfolio Initial Class	3.8
VIP Mid Cap Portfolio Initial Class	2.9
96.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.6%
International Equity Funds	34.0%
Bond Funds	7.6%
Short-Term Funds	0.8%

VIP Freedom 2050 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	111,231	$3,791,874
VIP Equity-Income Portfolio Initial Class (a)	181,055	3,988,650
VIP Growth & Income Portfolio Initial Class (a)	227,065	4,561,737
VIP Growth Portfolio Initial Class (a)	54,036	3,880,347
VIP Mid Cap Portfolio Initial Class (a)	35,293	1,113,492
VIP Value Portfolio Initial Class (a)	201,990	2,934,909
VIP Value Strategies Portfolio Initial Class (a)	117,897	1,437,162
TOTAL DOMESTIC EQUITY FUNDS
(Cost $20,547,767)		21,708,171

International Equity Funds - 34.0%
VIP Emerging Markets Portfolio Initial Class (a)	360,460	4,303,888
VIP Overseas Portfolio Initial Class (a)	389,608	8,520,732
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,136,104)		12,824,620

Bond Funds - 7.6%
Fidelity Inflation-Protected Bond Index Fund (a)	38,038	382,280
Fidelity Long-Term Treasury Bond Index Fund (a)	118,825	1,644,535
VIP High Income Portfolio Initial Class (a)	119,140	649,315
VIP Investment Grade Bond Portfolio Initial Class (a)	14,299	187,466
TOTAL BOND FUNDS
(Cost $2,616,542)		2,863,596

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $296,444)	296,444	296,444
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $34,596,857)		37,692,831
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,520)
NET ASSETS - 100%		$37,689,311

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$279,207	$117,813	$34,367	$714	$784	$18,843	$382,280
Fidelity Long-Term Treasury Bond Index Fund	1,203,830	555,929	256,455	20,775	11,118	130,113	1,644,535
VIP Contrafund Portfolio Initial Class	2,887,236	1,078,552	402,501	380,789	(1,906)	230,493	3,791,874
VIP Emerging Markets Portfolio Initial Class	2,963,555	995,372	282,513	--	13,937	613,537	4,303,888
VIP Equity-Income Portfolio Initial Class	3,028,406	1,034,272	354,854	229,759	(5,653)	286,479	3,988,650
VIP Government Money Market Portfolio Initial Class 2.18%	216,345	104,276	24,177	2,821	--	--	296,444
VIP Growth & Income Portfolio Initial Class	3,452,313	1,322,999	379,805	410,142	(8,205)	174,435	4,561,737
VIP Growth Portfolio Initial Class	2,950,203	929,533	452,625	216,012	11,027	442,209	3,880,347
VIP High Income Portfolio Initial Class	503,336	157,123	62,151	4,578	(109)	51,116	649,315
VIP Investment Grade Bond Portfolio Initial Class	122,044	94,176	38,680	678	525	9,401	187,466
VIP Mid Cap Portfolio Initial Class	837,767	337,646	109,527	103,457	(2,852)	50,458	1,113,492
VIP Overseas Portfolio Initial Class	5,771,597	2,274,070	471,568	239,963	7,703	938,930	8,520,732
VIP Value Portfolio Initial Class	2,222,322	726,436	285,464	162,085	(1,492)	273,107	2,934,909
VIP Value Strategies Portfolio Initial Class	1,084,047	386,520	155,149	119,759	(2,023)	123,767	1,437,162
Total	$27,522,208	$10,114,717	$3,309,836	$1,891,532	$22,854	$3,342,888	$37,692,831

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $34,596,857)	$37,692,831
Total Investment in Securities (cost $34,596,857)		$37,692,831
Cash		615
Receivable for investments sold		395,001
Receivable for fund shares sold		67,646
Total assets		38,156,093
Liabilities
Payable for investments purchased	$443,060
Payable for fund shares redeemed	19,580
Distribution and service plan fees payable	4,142
Total liabilities		466,782
Net Assets		$37,689,311
Net Assets consist of:
Paid in capital		$33,499,560
Total distributable earnings (loss)		4,189,751
Net Assets		$37,689,311
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($8,836,894 ÷ 455,690 shares)		$19.39
Service Class:
Net Asset Value, offering price and redemption price per share ($13,663,960 ÷ 706,460 shares)		$19.34
Service Class 2:
Net Asset Value, offering price and redemption price per share ($15,188,457 ÷ 787,903 shares)		$19.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$140,878
Expenses
Distribution and service plan fees	$22,377
Independent trustees' fees and expenses	58
Total expenses before reductions	22,435
Expense reductions	(8)
Total expenses after reductions		22,427
Net investment income (loss)		118,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	22,854
Capital gain distributions from underlying funds:
Affiliated issuers	1,750,654
Total net realized gain (loss)		1,773,508
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	3,342,888
Total change in net unrealized appreciation (depreciation)		3,342,888
Net gain (loss)		5,116,396
Net increase (decrease) in net assets resulting from operations		$5,234,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,451	$316,361
Net realized gain (loss)	1,773,508	346,981
Change in net unrealized appreciation (depreciation)	3,342,888	(3,681,069)
Net increase (decrease) in net assets resulting from operations	5,234,847	(3,017,727)
Distributions to shareholders	(844,095)	(939,841)
Share transactions - net increase (decrease)	5,778,727	10,617,841
Total increase (decrease) in net assets	10,169,479	6,660,273
Net Assets
Beginning of period	27,519,832	20,859,559
End of period	$37,689,311	$27,519,832

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2050 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.88	$19.50	$16.55	$16.42	$16.86	$16.55
Income from Investment Operations
Net investment income (loss)A	.08	.26	.23	.25	.32	.35
Net realized and unrealized gain (loss)	2.93	(2.15)	3.58	.75	(.36)	.47
Total from investment operations	3.01	(1.89)	3.81	1.00	(.04)	.82
Distributions from net investment income	–B	(.21)	(.24)	(.25)	(.29)	(.25)
Distributions from net realized gain	(.49)	(.52)	(.63)	(.62)	(.11)	(.27)
Total distributions	(.50)C	(.73)	(.86)D	(.87)	(.40)	(.51)E
Net asset value, end of period	$19.39	$16.88	$19.50	$16.55	$16.42	$16.86
Total ReturnF,G,H	18.02%	(9.89)%	23.52%	6.84%	(.29)%	5.01%
Ratios to Average Net AssetsI,J
Expenses before reductionsK	- %L	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %K,L	- %K	-%	-%	-%	-%
Expenses net of all reductions	- %K,L	- %K	-%	-%	-%	-%
Net investment income (loss)	.84%L	1.35%	1.27%	1.59%	1.89%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$8,837	$7,056	$5,826	$4,171	$2,266	$1,684
Portfolio turnover rateI	20%L	111%	46%	26%	37%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.493 per share.

 D Total distributions of $.86 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.625 per share.

 E Total distributions of $.51 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.266 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Amounts do not include the activity of the Underlying Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Amount represents less than .005%.

 L Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.84	$19.47	$16.52	$16.39	$16.83	$16.54
Income from Investment Operations
Net investment income (loss)A	.07	.24	.21	.24	.31	.33
Net realized and unrealized gain (loss)	2.93	(2.15)	3.59	.74	(.37)	.46
Total from investment operations	3.00	(1.91)	3.80	.98	(.06)	.79
Distributions from net investment income	–B	(.20)	(.22)	(.23)	(.27)	(.24)
Distributions from net realized gain	(.49)	(.52)	(.63)	(.62)	(.11)	(.27)
Total distributions	(.50)C	(.72)	(.85)	(.85)	(.38)	(.50)D
Net asset value, end of period	$19.34	$16.84	$19.47	$16.52	$16.39	$16.83
Total ReturnE,F,G	17.99%	(10.03)%	23.46%	6.75%	(.38)%	4.81%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.74%J	1.25%	1.17%	1.49%	1.79%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$13,664	$10,203	$6,748	$4,205	$3,004	$2,878
Portfolio turnover rateH	20%J	111%	46%	26%	37%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.493 per share.

 D Total distributions of $.50 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.266 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.80	$19.42	$16.47	$16.35	$16.80	$16.51
Income from Investment Operations
Net investment income (loss)A	.05	.21	.18	.21	.28	.30
Net realized and unrealized gain (loss)	2.92	(2.13)	3.58	.74	(.37)	.47
Total from investment operations	2.97	(1.92)	3.76	.95	(.09)	.77
Distributions from net investment income	–	(.18)	(.18)	(.21)	(.25)	(.22)
Distributions from net realized gain	(.49)	(.52)	(.63)	(.62)	(.11)	(.27)
Total distributions	(.49)	(.70)	(.81)	(.83)	(.36)	(.48)B
Net asset value, end of period	$19.28	$16.80	$19.42	$16.47	$16.35	$16.80
Total ReturnC,D,E	17.90%	(10.13)%	23.30%	6.56%	(.58)%	4.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.59%H	1.10%	1.02%	1.34%	1.64%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$15,188	$10,262	$8,285	$9,472	$7,649	$6,436
Portfolio turnover rateF	20%H	111%	46%	26%	37%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	22.6
VIP Growth & Income Portfolio Initial Class	12.1
VIP Emerging Markets Portfolio Initial Class	11.4
VIP Equity-Income Portfolio Initial Class	10.6
VIP Growth Portfolio Initial Class	10.3
VIP Contrafund Portfolio Initial Class	10.1
VIP Value Portfolio Initial Class	7.8
Fidelity Long-Term Treasury Bond Index Fund	4.4
VIP Value Strategies Portfolio Initial Class	3.8
VIP Mid Cap Portfolio Initial Class	2.9
96.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.6%
International Equity Funds	34.0%
Bond Funds	7.6%
Short-Term Funds	0.8%

VIP Freedom 2055 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,031	$103,330
VIP Equity-Income Portfolio Initial Class (a)	4,934	108,694
VIP Growth & Income Portfolio Initial Class (a)	6,188	124,308
VIP Growth Portfolio Initial Class (a)	1,473	105,741
VIP Mid Cap Portfolio Initial Class (a)	962	30,338
VIP Value Portfolio Initial Class (a)	5,504	79,977
VIP Value Strategies Portfolio Initial Class (a)	3,213	39,164
TOTAL DOMESTIC EQUITY FUNDS
(Cost $580,641)		591,552

International Equity Funds - 34.0%
VIP Emerging Markets Portfolio Initial Class (a)	9,823	117,282
VIP Overseas Portfolio Initial Class (a)	10,617	232,199
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $337,709)		349,481

Bond Funds - 7.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,037	10,417
Fidelity Long-Term Treasury Bond Index Fund (a)	3,238	44,815
VIP High Income Portfolio Initial Class (a)	3,247	17,694
VIP Investment Grade Bond Portfolio Initial Class (a)	390	5,108
TOTAL BOND FUNDS
(Cost $74,317)		78,034

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $8,078)	8,078	8,078
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,000,745)		1,027,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(81)
NET ASSETS - 100%		$1,027,064

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$10,606	$481	$10	$10	$282	$10,417
Fidelity Long-Term Treasury Bond Index Fund	--	45,530	3,922	273	230	2,977	44,815
VIP Contrafund Portfolio Initial Class	--	105,058	4,679	--	41	2,910	103,330
VIP Emerging Markets Portfolio Initial Class	--	115,453	17	--	(1)	1,847	117,282
VIP Equity-Income Portfolio Initial Class	--	110,459	4,279	--	(2)	2,516	108,694
VIP Government Money Market Portfolio Initial Class 2.18%	--	8,385	307	37	--	--	8,078
VIP Growth & Income Portfolio Initial Class	--	126,062	3,817	--	83	1,980	124,308
VIP Growth Portfolio Initial Class	--	107,459	3,825	--	45	2,062	105,741
VIP High Income Portfolio Initial Class	--	17,902	521	--	(4)	317	17,694
VIP Investment Grade Bond Portfolio Initial Class	--	5,205	244	--	3	144	5,108
VIP Mid Cap Portfolio Initial Class	--	30,616	268	--	--	(10)	30,338
VIP Overseas Portfolio Initial Class	--	222,312	33	--	(1)	9,921	232,199
VIP Value Portfolio Initial Class	--	81,043	2,162	--	(5)	1,101	79,977
VIP Value Strategies Portfolio Initial Class	--	39,617	814	--	8	353	39,164
Total	$--	$1,025,707	$25,369	$320	$407	$26,400	$1,027,145

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,000,745)	$1,027,145
Total Investment in Securities (cost $1,000,745)		$1,027,145
Cash		17
Receivable for investments sold		11,106
Total assets		1,038,268
Liabilities
Payable for investments purchased	$11,106
Distribution and service plan fees payable	98
Total liabilities		11,204
Net Assets		$1,027,064
Net Assets consist of:
Paid in capital		$1,000,176
Total distributable earnings (loss)		26,888
Net Assets		$1,027,064
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($342,385 ÷ 33,334 shares)		$10.27
Service Class:
Net Asset Value, offering price and redemption price per share ($342,310 ÷ 33,334 shares)		$10.27
Service Class 2:
Net Asset Value, offering price and redemption price per share ($342,369 ÷ 33,350 shares)		$10.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 11, 2019 (commencement of operations) to June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$320
Income from Fidelity Central Funds		17
Total income		337
Expenses
Distribution and service plan fees	$255
Independent trustees' fees and expenses	1
Total expenses		256
Net investment income (loss)		81
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	407
Total net realized gain (loss)		407
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	26,400
Total change in net unrealized appreciation (depreciation)		26,400
Net gain (loss)		26,807
Net increase (decrease) in net assets resulting from operations		$26,888

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 11, 2019 (commencement of operations) to June 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81
Net realized gain (loss)	407
Change in net unrealized appreciation (depreciation)	26,400
Net increase (decrease) in net assets resulting from operations	26,888
Share transactions - net increase (decrease)	1,000,176
Total increase (decrease) in net assets	1,027,064
Net Assets
Beginning of period	–
End of period	$1,027,064

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2055 Portfolio Initial Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H
Expenses net of fee waivers, if any	- %H
Expenses net of all reductions	- %H
Net investment income (loss)	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$342
Portfolio turnover rateF	3%I

 A For the period April 11, 2019 (commencement of operations) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H
Expenses net of fee waivers, if any	.10%H
Expenses net of all reductions	.10%H
Net investment income (loss)	.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$342
Portfolio turnover rateF	3%I
 A For the period April 11, 2019 (commencement of operations) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class 2

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H
Expenses net of fee waivers, if any	.25%H
Expenses net of all reductions	.25%H
Net investment income (loss)	(.10)%H
Supplemental Data
Net assets, end of period (000 omitted)	$342
Portfolio turnover rateF	3%I

 A For the period April 11, 2019 (commencement of operations) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	22.6
VIP Growth & Income Portfolio Initial Class	12.1
VIP Emerging Markets Portfolio Initial Class	11.4
VIP Equity-Income Portfolio Initial Class	10.6
VIP Growth Portfolio Initial Class	10.3
VIP Contrafund Portfolio Initial Class	10.1
VIP Value Portfolio Initial Class	7.8
Fidelity Long-Term Treasury Bond Index Fund	4.4
VIP Value Strategies Portfolio Initial Class	3.8
VIP Mid Cap Portfolio Initial Class	2.9
96.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.6%
International Equity Funds	34.0%
Bond Funds	7.6%
Short-Term Funds	0.8%

VIP Freedom 2060 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,031	$103,312
VIP Equity-Income Portfolio Initial Class (a)	4,933	108,673
VIP Growth & Income Portfolio Initial Class (a)	6,187	124,287
VIP Growth Portfolio Initial Class (a)	1,472	105,723
VIP Mid Cap Portfolio Initial Class (a)	961	30,333
VIP Value Portfolio Initial Class (a)	5,504	79,967
VIP Value Strategies Portfolio Initial Class (a)	3,212	39,157
TOTAL DOMESTIC EQUITY FUNDS
(Cost $580,541)		591,452

International Equity Funds - 34.0%
VIP Emerging Markets Portfolio Initial Class (a)	9,821	117,262
VIP Overseas Portfolio Initial Class (a)	10,615	232,157
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $337,651)		349,419

Bond Funds - 7.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,036	10,415
Fidelity Long-Term Treasury Bond Index Fund (a)	3,238	44,808
VIP High Income Portfolio Initial Class (a)	3,246	17,691
VIP Investment Grade Bond Portfolio Initial Class (a)	390	5,108
TOTAL BOND FUNDS
(Cost $74,303)		78,022

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $8,077)	8,077	8,077
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,000,572)		1,026,970
NET OTHER ASSETS (LIABILITIES) - 0.0%		(81)
NET ASSETS - 100%		$1,026,889

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$10,604	$481	$10	$10	$282	$10,415
Fidelity Long-Term Treasury Bond Index Fund	--	45,521	3,922	273	232	2,977	44,808
VIP Contrafund Portfolio Initial Class	--	105,041	4,679	--	41	2,909	103,312
VIP Emerging Markets Portfolio Initial Class	--	115,433	17	--	(1)	1,847	117,262
VIP Equity-Income Portfolio Initial Class	--	110,440	4,258	--	(25)	2,516	108,673
VIP Government Money Market Portfolio Initial Class 2.18%	--	8,384	307	37	--	--	8,077
VIP Growth & Income Portfolio Initial Class	--	126,040	3,816	--	83	1,980	124,287
VIP Growth Portfolio Initial Class	--	107,441	3,824	--	45	2,061	105,723
VIP High Income Portfolio Initial Class	--	17,899	521	--	(4)	317	17,691
VIP Investment Grade Bond Portfolio Initial Class	--	5,205	244	--	3	144	5,108
VIP Mid Cap Portfolio Initial Class	--	30,610	267	--	--	(10)	30,333
VIP Overseas Portfolio Initial Class	--	222,270	33	--	(1)	9,921	232,157
VIP Value Portfolio Initial Class	--	81,029	2,182	--	19	1,101	79,967
VIP Value Strategies Portfolio Initial Class	--	39,610	814	--	8	353	39,157
Total	$--	1,025,527	$25,365	$320	$410	$26,398	$1,026,970

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,000,572)	$1,026,970
Total Investment in Securities (cost $1,000,572)		$1,026,970
Cash		17
Receivable for investments sold		11,102
Total assets		1,038,089
Liabilities
Payable for investments purchased	$11,102
Distribution and service plan fees payable	98
Total liabilities		11,200
Net Assets		$1,026,889
Net Assets consist of:
Paid in capital		$1,000,000
Total distributable earnings (loss)		26,889
Net Assets		$1,026,889
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($342,386 ÷ 33,334 shares)		$10.27
Service Class:
Net Asset Value, offering price and redemption price per share ($342,310 ÷ 33,334 shares)		$10.27
Service Class 2:
Net Asset Value, offering price and redemption price per share ($342,193 ÷ 33,333 shares)		$10.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 11, 2019 (commencement of operations) to June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$320
Income from Fidelity Central Funds		17
Total income		337
Expenses
Distribution and service plan fees	$255
Independent trustees' fees and expenses	1
Total expenses		256
Net investment income (loss)		81
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	410
Total net realized gain (loss)		410
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	26,398
Total change in net unrealized appreciation (depreciation)		26,398
Net gain (loss)		26,808
Net increase (decrease) in net assets resulting from operations		$26,889

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 11, 2019 (commencement of operations) to June 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81
Net realized gain (loss)	410
Change in net unrealized appreciation (depreciation)	26,398
Net increase (decrease) in net assets resulting from operations	26,889
Share transactions - net increase (decrease)	1,000,000
Total increase (decrease) in net assets	1,026,889
Net Assets
Beginning of period	–
End of period	$1,026,889

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2060 Portfolio Initial Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H
Expenses net of fee waivers, if any	- %H
Expenses net of all reductions	- %H
Net investment income (loss)	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$342
Portfolio turnover rateF	3%I

 A For the period April 11, 2019 (commencement of operations) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H
Expenses net of fee waivers, if any	.10%H
Expenses net of all reductions	.10%H
Net investment income (loss)	.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$342
Portfolio turnover rateF	3%I

 A For the period April 11, 2019 (commencement of operations) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class 2

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H
Expenses net of fee waivers, if any	.25%H
Expenses net of all reductions	.25%H
Net investment income (loss)	(.10)%H
Supplemental Data
Net assets, end of period (000 omitted)	$342
Portfolio turnover rateF	3%I

 A For the period April 11, 2019 (commencement of operations) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Overseas Portfolio Initial Class	22.6
VIP Growth & Income Portfolio Initial Class	12.1
VIP Emerging Markets Portfolio Initial Class	11.4
VIP Equity-Income Portfolio Initial Class	10.6
VIP Growth Portfolio Initial Class	10.3
VIP Contrafund Portfolio Initial Class	10.1
VIP Value Portfolio Initial Class	7.8
Fidelity Long-Term Treasury Bond Index Fund	4.4
VIP Value Strategies Portfolio Initial Class	3.8
VIP Mid Cap Portfolio Initial Class	2.9
96.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.6%
International Equity Funds	34.0%
Bond Funds	7.6%
Short-Term Funds	0.8%

VIP Freedom 2065 Portfolio℠

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,031	$103,314
VIP Equity-Income Portfolio Initial Class (a)	4,933	108,673
VIP Growth & Income Portfolio Initial Class (a)	6,187	124,287
VIP Growth Portfolio Initial Class (a)	1,472	105,723
VIP Mid Cap Portfolio Initial Class (a)	961	30,333
VIP Value Portfolio Initial Class (a)	5,503	79,964
VIP Value Strategies Portfolio Initial Class (a)	3,212	39,157
TOTAL DOMESTIC EQUITY FUNDS
(Cost $580,543)		591,451

International Equity Funds - 34.0%
VIP Emerging Markets Portfolio Initial Class (a)	9,821	117,263
VIP Overseas Portfolio Initial Class (a)	10,615	232,156
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $337,649)		349,419

Bond Funds - 7.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,036	10,416
Fidelity Long-Term Treasury Bond Index Fund (a)	3,238	44,808
VIP High Income Portfolio Initial Class (a)	3,246	17,691
VIP Investment Grade Bond Portfolio Initial Class (a)	390	5,108
TOTAL BOND FUNDS
(Cost $74,303)		78,023

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 2.18% (a)(b)
(Cost $8,077)	8,077	8,077
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,000,572)		1,026,970
NET OTHER ASSETS (LIABILITIES) - 0.0%		(81)
NET ASSETS - 100%		$1,026,889

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$10,605	$481	$10	$10	$282	$10,416
Fidelity Long-Term Treasury Bond Index Fund	--	45,522	3,922	273	231	2,977	44,808
VIP Contrafund Portfolio Initial Class	--	105,040	4,701	--	66	2,909	103,314
VIP Emerging Markets Portfolio Initial Class	--	115,434	17	--	(1)	1,847	117,263
VIP Equity-Income Portfolio Initial Class	--	110,440	4,258	--	(25)	2,516	108,673
VIP Government Money Market Portfolio Initial Class 2.18%	--	8,384	307	37	--	--	8,077
VIP Growth & Income Portfolio Initial Class	--	126,040	3,816	--	83	1,980	124,287
VIP Growth Portfolio Initial Class	--	107,441	3,824	--	45	2,061	105,723
VIP High Income Portfolio Initial Class	--	17,899	521	--	(4)	317	17,691
VIP Investment Grade Bond Portfolio Initial Class	--	5,205	244	--	3	144	5,108
VIP Mid Cap Portfolio Initial Class	--	30,610	267	--	--	(10)	30,333
VIP Overseas Portfolio Initial Class	--	222,269	33	--	(1)	9,921	232,156
VIP Value Portfolio Initial Class	--	81,030	2,162	--	(5)	1,101	79,964
VIP Value Strategies Portfolio Initial Class	--	39,610	814	--	8	353	39,157
Total	$--	$1,025,529	$25,367	$320	$410	$26,398	$1,026,970

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,000,572)	$1,026,970
Total Investment in Securities (cost $1,000,572)		$1,026,970
Cash		17
Receivable for investments sold		11,103
Total assets		1,038,090
Liabilities
Payable for investments purchased	$11,103
Distribution and service plan fees payable	98
Total liabilities		11,201
Net Assets		$1,026,889
Net Assets consist of:
Paid in capital		$1,000,000
Total distributable earnings (loss)		26,889
Net Assets		$1,026,889
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($342,384 ÷ 33,334 shares)		$10.27
Service Class:
Net Asset Value, offering price and redemption price per share ($342,311 ÷ 33,334 shares)		$10.27
Service Class 2:
Net Asset Value, offering price and redemption price per share ($342,194 ÷ 33,333 shares)		$10.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 11, 2019 (commencement of operations) to June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$320
Income from Fidelity Central Funds		17
Total income		337
Expenses
Distribution and service plan fees	$255
Independent trustees' fees and expenses	1
Total expenses		256
Net investment income (loss)		81
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	410
Total net realized gain (loss)		410
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	26,398
Total change in net unrealized appreciation (depreciation)		26,398
Net gain (loss)		26,808
Net increase (decrease) in net assets resulting from operations		$26,889

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 11, 2019 (commencement of operations) to June 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81
Net realized gain (loss)	410
Change in net unrealized appreciation (depreciation)	26,398
Net increase (decrease) in net assets resulting from operations	26,889
Share transactions - net increase (decrease)	1,000,000
Total increase (decrease) in net assets	1,026,889
Net Assets
Beginning of period	–
End of period	$1,026,889

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2065 Portfolio Initial Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H
Expenses net of fee waivers, if any	- %H
Expenses net of all reductions	- %H
Net investment income (loss)	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$342
Portfolio turnover rateF	3%I

 A For the period April 11, 2019 (commencement of operations) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H
Expenses net of fee waivers, if any	.10%H
Expenses net of all reductions	.10%H
Net investment income (loss)	.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$342
Portfolio turnover rateF	3%I

 A For the period April 11, 2019 (commencement of operations) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class 2

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$10.27
Total ReturnD,E	2.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H
Expenses net of fee waivers, if any	.25%H
Expenses net of all reductions	.25%H
Net investment income (loss)	(.10)%H
Supplemental Data
Net assets, end of period (000 omitted)	$342
Portfolio turnover rateF	3%I

 A For the period April 11, 2019 (commencement of operations) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income	$43,701,370	$3,223,440	$(33,572)	$3,189,868
VIP Freedom 2005	11,500,945	912,033	(20,666)	891,367
VIP Freedom 2010	271,012,465	38,814,447	(102,737)	38,711,710
VIP Freedom 2015	65,024,312	16,534,576	-	16,534,576
VIP Freedom 2020	579,142,261	136,894,342	(36,335)	136,858,007
VIP Freedom 2025	191,199,049	28,006,311	(844,176)	27,162,135
VIP Freedom 2030	329,285,258	61,689,128	(1,318,773)	60,370,355
VIP Freedom 2035	81,435,389	6,553,419	(1,456,995)	5,096,424
VIP Freedom 2040	95,682,724	9,872,880	(1,723,013)	8,149,867
VIP Freedom 2045	42,721,169	3,276,770	(895,127)	2,381,643
VIP Freedom 2050	35,288,160	3,110,989	(706,318)	2,404,671
VIP Freedom 2055	1,000,745	26,410	(10)	26,400
VIP Freedom 2060	1,000,572	26,408	(10)	26,398
VIP Freedom 2065	1,000,572	26,408	(10)	26,398

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income	7,356,193	7,843,535
VIP Freedom 2005	2,118,131	1,087,935
VIP Freedom 2010	36,139,452	33,190,162
VIP Freedom 2015	13,699,687	14,900,656
VIP Freedom 2020	88,090,451	91,197,368
VIP Freedom 2025	47,678,492	34,095,943
VIP Freedom 2030	74,054,553	41,580,804
VIP Freedom 2035	21,128,392	7,621,330
VIP Freedom 2040	23,361,440	12,666,834
VIP Freedom 2045	9,721,423	3,531,370
VIP Freedom 2050	10,114,717	3,309,836
VIP Freedom 2055	1,025,707	25,369
VIP Freedom 2060	1,025,527	25,365
VIP Freedom 2065	1,025,529	25,367

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income	$7,296	$20,676	$27,972
VIP Freedom 2005	1,367	168	1,535
VIP Freedom 2010	12,436	319,568	332,004
VIP Freedom 2015	6,560	45,966	52,526
VIP Freedom 2020	70,165	612,084	682,249
VIP Freedom 2025	45,207	94,321	139,528
VIP Freedom 2030	68,684	180,662	249,346
VIP Freedom 2035	8,348	64,422	72,770
VIP Freedom 2040	27,385	21,562	48,947
VIP Freedom 2045	2,435	40,887	43,322
VIP Freedom 2050	6,176	16,201	22,377
VIP Freedom 2055	73	182	255
VIP Freedom 2060	73	182	255
VIP Freedom 2065	73	182	255

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, these credits reduced expenses by the following amounts:

VIP Freedom Income	$1
VIP Freedom 2005	–
VIP Freedom 2010	–
VIP Freedom 2015	–
VIP Freedom 2020	1
VIP Freedom 2025	2
VIP Freedom 2030	1
VIP Freedom 2035	3
VIP Freedom 2040	7
VIP Freedom 2045	10
VIP Freedom 2050	8
VIP Freedom 2055	–
VIP Freedom 2060	–
VIP Freedom 2065	–

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
VIP Freedom Income
Distributions to shareholders
Initial Class	$294,639	$420,878
Service Class	314,329	385,427
Service Class 2	337,495	395,426
Total	$946,463	$1,201,731
VIP Freedom 2005
Distributions to shareholders
Initial Class	$144,416	$258,157
Service Class	41,546	51,048
Service Class 2	2,191	3,325
Total	$188,153	$312,530
VIP Freedom 2010
Distributions to shareholders
Initial Class	$723,834	$758,703
Service Class	970,777	1,137,110
Service Class 2	10,180,855	11,052,260
Total	$11,875,466	$12,948,073
VIP Freedom 2015
Distributions to shareholders
Initial Class	$2,092,468	$1,802,834
Service Class	885,004	832,792
Service Class 2	2,536,469	2,371,179
Total	$5,513,941	$5,006,805
VIP Freedom 2020
Distributions to shareholders
Initial Class	$3,442,097	$3,352,052
Service Class	7,133,054	6,513,520
Service Class 2	24,946,972	23,644,326
Total	$35,522,123	$33,509,898
VIP Freedom 2025
Distributions to shareholders
Initial Class	$1,134,905	$1,349,128
Service Class	2,331,388	2,547,973
Service Class 2	1,986,502	2,157,857
Total	$5,452,795	$6,054,958
VIP Freedom 2030
Distributions to shareholders
Initial Class	$2,613,445	$3,042,550
Service Class	4,473,441	4,696,349
Service Class 2	4,795,232	5,340,428
Total	$11,882,118	$13,079,327
VIP Freedom 2035
Distributions to shareholders
Initial Class	$273,176	$247,192
Service Class	481,948	343,755
Service Class 2	1,536,209	1,326,758
Total	$2,291,333	$1,917,705
VIP Freedom 2040
Distributions to shareholders
Initial Class	$761,335	$634,494
Service Class	1,827,014	1,550,658
Service Class 2	583,007	506,235
Total	$3,171,356	$2,691,387
VIP Freedom 2045
Distributions to shareholders
Initial Class	$93,313	$69,896
Service Class	154,869	90,779
Service Class 2	1,049,870	797,776
Total	$1,298,052	$958,451
VIP Freedom 2050
Distributions to shareholders
Initial Class	$210,388	$255,154
Service Class	311,086	346,833
Service Class 2	322,621	337,854
Total	$844,095	$939,841

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
VIP Freedom Income
Initial Class
Shares sold	45,246	143,533	$512,933	$1,648,762
Reinvestment of distributions	26,354	37,714	294,639	420,878
Shares redeemed	(146,126)	(247,649)	(1,653,577)	(2,847,333)
Net increase (decrease)	(74,526)	(66,402)	$(846,005)	$(777,693)
Service Class
Shares sold	254,284	973,224	$2,888,597	$11,152,634
Reinvestment of distributions	28,140	34,689	314,328	385,427
Shares redeemed	(337,861)	(655,380)	(3,830,577)	(7,481,128)
Net increase (decrease)	(55,437)	352,533	$(627,652)	$4,056,933
Service Class 2
Shares sold	258,135	528,012	$2,937,950	$6,016,466
Reinvestment of distributions	30,323	35,599	337,495	395,426
Shares redeemed	(179,820)	(448,837)	(2,045,035)	(5,123,396)
Net increase (decrease)	108,638	114,774	$1,230,410	$1,288,496
VIP Freedom 2005
Initial Class
Shares sold	38,754	105,064	$470,186	$1,288,409
Reinvestment of distributions	12,136	21,872	144,416	258,157
Shares redeemed	(22,675)	(63,864)	(273,945)	(773,489)
Net increase (decrease)	28,215	63,072	$340,657	$773,077
Service Class
Shares sold	64,812	132,554	$785,708	$1,608,380
Reinvestment of distributions	3,471	4,326	41,546	51,048
Shares redeemed	(17,804)	(40,454)	(216,670)	(496,286)
Net increase (decrease)	50,479	96,426	$610,584	$1,163,142
Service Class 2
Shares sold	2,575	2,704	$31,582	$32,853
Reinvestment of distributions	185	282	2,191	3,325
Shares redeemed	(136)	(1,026)	(1,639)	(12,543)
Net increase (decrease)	2,624	1,960	$32,134	$23,635
VIP Freedom 2010
Initial Class
Shares sold	130,188	228,818	$1,650,588	$2,956,785
Reinvestment of distributions	58,327	59,765	723,833	758,703
Shares redeemed	(208,607)	(288,295)	(2,635,054)	(3,812,474)
Net increase (decrease)	(20,092)	288	$(260,633)	$(96,986)
Service Class
Shares sold	218,255	462,369	$2,761,098	$6,024,668
Reinvestment of distributions	78,352	89,500	970,777	1,137,110
Shares redeemed	(235,836)	(670,599)	(2,979,569)	(8,760,414)
Net increase (decrease)	60,771	(118,730)	$752,306	$(1,598,636)
Service Class 2
Shares sold	653,981	1,155,394	$8,293,156	$14,913,352
Reinvestment of distributions	826,368	873,942	10,180,854	11,052,260
Shares redeemed	(937,940)	(2,289,615)	(11,793,805)	(29,710,372)
Net increase (decrease)	542,409	(260,279)	$6,680,205	$(3,744,760)
VIP Freedom 2015
Initial Class
Shares sold	109,669	207,456	$1,367,216	$2,757,979
Reinvestment of distributions	173,218	140,633	2,092,468	1,802,834
Shares redeemed	(245,917)	(384,791)	(3,059,841)	(5,062,235)
Net increase (decrease)	36,970	(36,702)	$399,843	$(501,422)
Service Class
Shares sold	359,160	319,457	$4,472,342	$4,207,645
Reinvestment of distributions	73,383	64,742	885,003	832,792
Shares redeemed	(328,148)	(671,589)	(4,084,293)	(8,843,274)
Net increase (decrease)	104,395	(287,390)	$1,273,052	$(3,802,837)
Service Class 2
Shares sold	224,070	322,638	$2,788,271	$4,231,239
Reinvestment of distributions	211,021	184,861	2,536,469	2,371,179
Shares redeemed	(420,391)	(1,271,963)	(5,216,834)	(16,799,277)
Net increase (decrease)	14,700	(764,464)	$107,906	$(10,196,859)
VIP Freedom 2020
Initial Class
Shares sold	341,295	633,516	$4,450,769	$8,668,718
Reinvestment of distributions	270,605	254,642	3,442,097	3,352,052
Shares redeemed	(491,217)	(1,188,252)	(6,402,611)	(16,225,986)
Net increase (decrease)	120,683	(300,094)	$1,490,255	$(4,205,216)
Service Class
Shares sold	1,388,002	3,465,754	$18,052,481	$46,904,393
Reinvestment of distributions	562,544	496,300	7,133,054	6,513,520
Shares redeemed	(1,650,126)	(3,486,809)	(21,440,658)	(47,311,839)
Net increase (decrease)	300,420	475,245	$3,744,877	$6,106,074
Service Class 2
Shares sold	725,908	1,497,510	$9,443,987	$20,212,007
Reinvestment of distributions	1,973,653	1,800,230	24,946,971	23,644,326
Shares redeemed	(2,495,414)	(6,069,131)	(32,367,912)	(81,811,463)
Net increase (decrease)	204,147	(2,771,391)	$2,023,046	$(37,955,130)
VIP Freedom 2025
Initial Class
Shares sold	320,455	723,469	$4,492,376	$10,454,088
Reinvestment of distributions	82,299	98,699	1,134,904	1,349,128
Shares redeemed	(374,233)	(518,162)	(5,316,319)	(7,396,670)
Net increase (decrease)	28,521	304,006	$310,961	$4,406,546
Service Class
Shares sold	1,512,290	2,326,774	$21,180,011	$33,257,110
Reinvestment of distributions	169,555	187,306	2,331,387	2,547,973
Shares redeemed	(1,074,233)	(1,269,343)	(15,093,123)	(18,184,694)
Net increase (decrease)	607,612	1,244,737	$8,418,275	$17,620,389
Service Class 2
Shares sold	733,925	1,516,737	$10,229,692	$21,697,707
Reinvestment of distributions	145,212	158,995	1,986,503	2,157,857
Shares redeemed	(722,168)	(767,638)	(10,055,152)	(10,977,168)
Net increase (decrease)	156,969	908,094	$2,161,043	$12,878,396
VIP Freedom 2030
Initial Class
Shares sold	656,668	1,209,298	$9,140,634	$17,482,887
Reinvestment of distributions	192,165	223,670	2,613,445	3,042,550
Shares redeemed	(458,491)	(1,021,468)	(6,340,464)	(14,616,765)
Net increase (decrease)	390,342	411,500	$5,413,615	$5,908,672
Service Class
Shares sold	1,778,845	4,045,164	$24,632,244	$58,000,154
Reinvestment of distributions	329,657	347,245	4,473,441	4,696,349
Shares redeemed	(1,092,748)	(2,618,163)	(15,009,256)	(37,091,461)
Net increase (decrease)	1,015,754	1,774,246	$14,096,429	$25,605,042
Service Class 2
Shares sold	995,909	1,728,723	$13,802,374	$24,708,299
Reinvestment of distributions	354,677	393,082	4,795,232	5,340,428
Shares redeemed	(759,041)	(1,910,887)	(10,474,288)	(27,203,115)
Net increase (decrease)	591,545	210,918	$8,123,318	$2,845,612
VIP Freedom 2035
Initial Class
Shares sold	96,467	151,159	$2,127,690	$3,409,052
Reinvestment of distributions	12,789	11,820	273,176	247,192
Shares redeemed	(39,217)	(36,448)	(857,677)	(826,262)
Net increase (decrease)	70,039	126,531	$1,543,189	$2,829,982
Service Class
Shares sold	287,285	386,324	$6,220,096	$8,712,756
Reinvestment of distributions	22,605	16,571	481,948	343,755
Shares redeemed	(84,645)	(156,030)	(1,865,145)	(3,501,172)
Net increase (decrease)	225,245	246,865	$4,836,899	$5,555,339
Service Class 2
Shares sold	338,472	770,320	$7,366,857	$17,199,008
Reinvestment of distributions	72,429	63,442	1,536,209	1,326,758
Shares redeemed	(166,018)	(409,592)	(3,580,023)	(9,183,565)
Net increase (decrease)	244,883	424,170	$5,323,043	$9,342,201
VIP Freedom 2040
Initial Class
Shares sold	141,469	364,491	$2,895,632	$7,871,098
Reinvestment of distributions	37,746	32,084	761,335	634,494
Shares redeemed	(97,244)	(120,197)	(2,022,458)	(2,620,656)
Net increase (decrease)	81,971	276,378	$1,634,509	$5,884,936
Service Class
Shares sold	567,557	1,417,373	$11,686,128	$29,755,656
Reinvestment of distributions	90,761	78,325	1,827,014	1,550,658
Shares redeemed	(404,492)	(1,028,697)	(8,162,224)	(21,529,509)
Net increase (decrease)	253,826	467,001	$5,350,918	$9,776,805
Service Class 2
Shares sold	128,609	254,502	$2,656,422	$5,419,677
Reinvestment of distributions	29,063	25,385	583,007	506,235
Shares redeemed	(88,278)	(219,778)	(1,804,519)	(4,691,363)
Net increase (decrease)	69,394	60,109	$1,434,910	$1,234,549
VIP Freedom 2045
Initial Class
Shares sold	11,111	74,448	$229,913	$1,585,912
Reinvestment of distributions	4,629	3,584	93,313	69,896
Shares redeemed	(11,940)	(10,357)	(239,986)	(221,735)
Net increase (decrease)	3,800	67,675	$83,240	$1,434,073
Service Class
Shares sold	62,977	328,346	$1,288,954	$6,850,686
Reinvestment of distributions	7,697	4,723	154,869	90,779
Shares redeemed	(21,385)	(215,482)	(441,730)	(4,468,647)
Net increase (decrease)	49,289	117,587	$1,002,093	$2,472,818
Service Class 2
Shares sold	260,468	561,056	$5,342,543	$11,973,883
Reinvestment of distributions	52,389	40,445	1,049,870	797,776
Shares redeemed	(111,324)	(369,991)	(2,256,922)	(8,023,170)
Net increase (decrease)	201,533	231,510	$4,135,491	$4,748,489
VIP Freedom 2050
Initial Class
Shares sold	63,137	156,786	$1,173,886	$3,003,153
Reinvestment of distributions	11,611	14,287	210,388	255,154
Shares redeemed	(37,088)	(51,792)	(689,585)	(998,792)
Net increase (decrease)	37,660	119,281	$694,689	$2,259,515
Service Class
Shares sold	183,902	1,543,438	$3,387,063	$28,607,576
Reinvestment of distributions	17,206	19,518	311,086	346,833
Shares redeemed	(100,459)	(1,303,804)	(1,866,715)	(24,048,031)
Net increase (decrease)	100,649	259,152	$1,831,434	$4,906,378
Service Class 2
Shares sold	208,694	295,752	$3,848,470	$5,607,175
Reinvestment of distributions	17,894	18,935	322,621	337,854
Shares redeemed	(49,597)	(130,418)	(918,487)	(2,493,081)
Net increase (decrease)	176,991	184,269	$3,252,604	$3,451,948
VIP Freedom 2055(a)
Initial Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class 2
Shares sold	33,350	–	$333,506	$–
Net increase (decrease)	33,350	–	$333,506	$–
VIP Freedom 2060(a)
Initial Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class 2
Shares sold	33,333	–	$333,330	$–
Net increase (decrease)	33,333	–	$333,330	$–
VIP Freedom 2065(a)
Initial Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class
Shares sold	33,334	–	$333,335	$–
Net increase (decrease)	33,334	–	$333,335	$–
Service Class 2
Shares sold	33,333	–	$333,330	$–
Net increase (decrease)	33,333	–	$333,330	$–

 (a) For the period April 11, 2019 (commencement of operations) to June 30, 2019.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP Freedom 2020 Portfolio
VIP Emerging Markets Portfolio	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	38%
VIP Value Portfolio	31%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	25%	2	39%
VIP Freedom 2005	73%	1	23%
VIP Freedom 2010	–%	1	88%
VIP Freedom 2015	29%	3	41%
VIP Freedom 2020	–%	1	70%
VIP Freedom 2025	–%	1	37%
VIP Freedom 2030	–%	1	43%
VIP Freedom 2035	–%	5	81%
VIP Freedom 2040	–%	4	74%
VIP Freedom 2045	–%	3	72%
VIP Freedom 2050	–%	5	83%
VIP Freedom 2055	100%	–	–
VIP Freedom 2060	100%	–	–
VIP Freedom 2065	100%	–	–

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019) for each fund, with the exception of VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio and for the period (April 11, 2019 to June 30, 2019) for VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period
VIP Freedom Income
Initial Class	- %-B
Actual		$1,000.00	$1,079.40	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,079.40	$.52-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,077.70	$1.29-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2005
Initial Class	- %-B
Actual		$1,000.00	$1,092.50	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,091.90	$.52-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,090.80	$1.30-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2010
Initial Class	- %-B
Actual		$1,000.00	$1,106.00	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,106.10	$.52-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,104.80	$1.30-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2015
Initial Class	- %-B
Actual		$1,000.00	$1,120.30	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,119.60	$.53-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,118.10	$1.31-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2020
Initial Class	- %-B
Actual		$1,000.00	$1,130.60	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,130.10	$.53-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,129.50	$1.32-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2025
Initial Class	- %-B
Actual		$1,000.00	$1,141.30	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,139.90	$.53-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,139.70	$1.33-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2030
Initial Class	- %-B
Actual		$1,000.00	$1,157.00	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,157.30	$.53-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,156.00	$1.34-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2035
Initial Class	- %-B
Actual		$1,000.00	$1,174.90	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,173.50	$.54-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,172.70	$1.35-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2040
Initial Class	- %-B
Actual		$1,000.00	$1,180.50	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,179.60	$.54-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,178.90	$1.35-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2045
Initial Class	- %-B
Actual		$1,000.00	$1,180.90	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,180.00	$.54-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,179.50	$1.35-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2050
Initial Class	- %-B
Actual		$1,000.00	$1,180.20	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,179.90	$.54-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,179.00	$1.35-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2055
Initial Class	- %-B
Actual		$1,000.00	$1,027.00	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,027.00	$.22-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,027.00	$.56-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2060
Initial Class	- %-B
Actual		$1,000.00	$1,027.00	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,027.00	$.22-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,027.00	$.56-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F
VIP Freedom 2065
Initial Class	- %-B
Actual		$1,000.00	$1,027.00	$--C,D
Hypothetical-E		$1,000.00	$1,024.79	$--D,F
Service Class	.10%
Actual		$1,000.00	$1,027.00	$.22-C
Hypothetical-E		$1,000.00	$1,024.30	$.50-F
Service Class 2.25%
Actual		$1,000.00	$1,027.00	$.56-C
Hypothetical-E		$1,000.00	$1,023.55	$1.25-F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for each fund, with the exception of VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio and multiplied by 81/365 (to reflect the period April 11, 2019 to June 30, 2019) for VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio. The fees and expenses of the underlying funds in which each Fund invests are not included in each Class’ annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

 F Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying funds in which each Fund invests are not included in each Class' annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom 2055 Fund
VIP Freedom 2060 Fund
VIP Freedom 2065 Fund

On January 17, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. The Board considered FMRC's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contract should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the funds will not pay FMRC a management fee for investment advisory services and that each fund will bear indirectly the fees and expenses, including the management fees, paid by the underlying Fidelity funds in which it invests, and that information about such expenses will be disclosed in each fund's prospectus. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of each class of each fund. The Board noted that each fund's proposed management fee rate ranks below the median of its competitor funds. The Board also considered that the projected total expense ratio of each class of each fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that each fund does not pay a management fee and concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contract. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that because the funds do not pay management fees and FMRC or an affiliate will bear all expenses of each fund, with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve each fund's Advisory Contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be approved.

VIPFF2K-SANN-0819
1.819548.115

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds - Portfolios I, II & III

Freedom Lifetime Income I Portfolio

Freedom Lifetime Income II Portfolio

Freedom Lifetime Income III Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Freedom Lifetime Income I Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Freedom Lifetime Income II Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Freedom Lifetime Income III Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Freedom Lifetime Income I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	35.6
VIP Government Money Market Portfolio Investor Class 2.16%	23.8
Fidelity Inflation-Protected Bond Index Fund	12.4
VIP Overseas Portfolio Investor Class	5.8
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Emerging Markets Portfolio Investor Class	4.7
VIP Growth & Income Portfolio Investor Class	2.1
VIP High Income Portfolio Investor Class	2.0
VIP Equity-Income Portfolio Investor Class	1.9
VIP Growth Portfolio Investor Class	1.8
95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.2%
International Equity Funds	10.5%
Bond Funds	55.5%
Short-Term Funds	23.8%

Freedom Lifetime Income I Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	6,685	$226,270
VIP Equity-Income Portfolio Investor Class (a)	10,874	238,131
VIP Growth & Income Portfolio Investor Class (a)	13,619	272,381
VIP Growth Portfolio Investor Class (a)	3,242	231,518
VIP Mid Cap Portfolio Investor Class (a)	2,122	66,468
VIP Value Portfolio Investor Class (a)	12,080	175,153
VIP Value Strategies Portfolio Investor Class (a)	7,089	85,780
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,003,751)		1,295,701

International Equity Funds - 10.5%
VIP Emerging Markets Portfolio Investor Class (a)	49,698	590,912
VIP Overseas Portfolio Investor Class (a)	34,037	741,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,143,987)		1,332,247

Bond Funds - 55.5%
Fidelity Inflation-Protected Bond Index Fund (a)	155,277	1,560,529
Fidelity Long-Term Treasury Bond Index Fund (a)	50,269	695,720
VIP High Income Portfolio Investor Class (a)	46,892	254,153
VIP Investment Grade Bond Portfolio Investor Class (a)	344,878	4,504,113
TOTAL BOND FUNDS
(Cost $6,712,792)		7,014,515

Short-Term Funds - 23.8%
VIP Government Money Market Portfolio Investor Class 2.16% (a)(b)
(Cost $3,006,172)	3,006,172	3,006,172
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,866,702)		12,648,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$12,648,647

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,490,170	$61,951	$79,074	$3,216	$(125)	$87,607	$1,560,529
Fidelity Long-Term Treasury Bond Index Fund	668,624	53,802	88,730	9,784	3,803	58,221	695,720
VIP Contrafund Portfolio Investor Class	241,292	31,500	63,433	28,777	4,118	12,793	226,270
VIP Emerging Markets Portfolio Investor Class	555,428	26,375	97,287	--	(352)	106,748	590,912
VIP Equity-Income Portfolio Investor Class	253,181	18,556	54,711	17,338	(2,406)	23,511	238,131
VIP Government Money Market Portfolio Investor Class 2.16%	2,850,429	282,569	126,826	31,275	--	--	3,006,172
VIP Growth & Income Portfolio Investor Class	288,609	39,462	69,211	30,920	4,415	9,106	272,381
VIP Growth Portfolio Investor Class	246,633	21,095	69,831	16,287	19,518	14,103	231,518
VIP High Income Portfolio Investor Class	249,193	6,228	24,846	2,207	(632)	24,210	254,153
VIP Investment Grade Bond Portfolio Investor Class	4,316,950	169,924	251,265	18,974	2,750	265,754	4,504,113
VIP Mid Cap Portfolio Investor Class	70,167	11,028	18,695	7,814	(589)	4,557	66,468
VIP Overseas Portfolio Investor Class	700,163	74,221	131,556	26,381	(10,456)	108,963	741,335
VIP Value Portfolio Investor Class	185,960	15,293	47,118	12,183	4,000	17,018	175,153
VIP Value Strategies Portfolio Investor Class	90,745	10,986	25,525	9,054	(137)	9,711	85,780
Total	$12,207,544	$822,990	$1,148,108	$214,210	$23,907	$742,302	$12,648,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $11,866,702)	$12,648,635
Total Investment in Securities (cost $11,866,702)		$12,648,635
Receivable for investments sold		95,453
Total assets		12,744,088
Liabilities
Payable for investments purchased	$95,233
Payable for fund shares redeemed	208
Total liabilities		95,441
Net Assets		$12,648,647
Net Assets consist of:
Paid in capital		$11,654,414
Total distributable earnings (loss)		994,233
Net Assets, for 1,117,702 shares outstanding		$12,648,647
Net Asset Value, offering price and redemption price per share ($12,648,647 ÷ 1,117,702 shares)		$11.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$73,689
Expenses
Independent trustees' fees and expenses	$23
Total expenses		23
Net investment income (loss)		73,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	23,907
Capital gain distributions from underlying funds:
Affiliated issuers	140,521
Total net realized gain (loss)		164,428
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	742,302
Total change in net unrealized appreciation (depreciation)		742,302
Net gain (loss)		906,730
Net increase (decrease) in net assets resulting from operations		$980,396

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,666	$217,615
Net realized gain (loss)	164,428	161,810
Change in net unrealized appreciation (depreciation)	742,302	(702,805)
Net increase (decrease) in net assets resulting from operations	980,396	(323,380)
Distributions to shareholders	(133,413)	(407,480)
Share transactions
Proceeds from sales of shares	–	122,823
Reinvestment of distributions	133,413	407,480
Cost of shares redeemed	(539,294)	(1,282,198)
Net increase (decrease) in net assets resulting from share transactions	(405,881)	(751,895)
Total increase (decrease) in net assets	441,102	(1,482,755)
Net Assets
Beginning of period	12,207,545	13,690,300
End of period	$12,648,647	$12,207,545
Other Information
Shares
Sold	–	11,285
Issued in reinvestment of distributions	12,353	38,126
Redeemed	(49,422)	(116,115)
Net increase (decrease)	(37,069)	(66,704)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income I Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.57	$11.21	$10.76	$10.65	$11.01	$10.95
Income from Investment Operations
Net investment income (loss)A	.06	.19	.22	.21	.23	.21
Net realized and unrealized gain (loss)	.81	(.48)	.59	.31	(.27)	.29
Total from investment operations	.87	(.29)	.81	.52	(.04)	.50
Distributions from net investment income	(.01)	(.19)	(.23)	(.21)	(.24)	(.20)
Distributions from net realized gain	(.11)	(.17)	(.13)	(.20)	(.09)	(.25)
Total distributions	(.12)	(.35)B	(.36)	(.41)	(.32)C	(.44)D
Net asset value, end of period	$11.32	$10.57	$11.21	$10.76	$10.65	$11.01
Total ReturnE,F,G	8.26%	(2.58)%	7.62%	5.05%	(.35)%	4.68%
Ratios to Average Net AssetsH
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	-%	-%	-%	-%
Expenses net of all reductions	- %I,J	- %I	-%	-%	-%	-%
Net investment income (loss)	1.18%J	1.69%	1.97%	1.90%	2.05%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$12,649	$12,208	$13,690	$14,178	$13,635	$14,663
Portfolio turnover rate K	13%J	39%	9%	18%	12%	12%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.166 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.088 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.248 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Freedom Lifetime Income II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	29.1
VIP Government Money Market Portfolio Investor Class 2.16%	15.1
VIP Overseas Portfolio Investor Class	10.2
Fidelity Inflation-Protected Bond Index Fund	9.2
VIP Emerging Markets Portfolio Investor Class	6.6
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Growth & Income Portfolio Investor Class	4.7
VIP Equity-Income Portfolio Investor Class	4.1
VIP Growth Portfolio Investor Class	4.0
VIP Contrafund Portfolio Investor Class	3.9
92.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.3%
International Equity Funds	16.8%
Bond Funds	45.8%
Short-Term Funds	15.1%

Freedom Lifetime Income II Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	38,164	$1,291,866
VIP Equity-Income Portfolio Investor Class (a)	62,081	1,359,564
VIP Growth & Income Portfolio Investor Class (a)	77,753	1,555,062
VIP Growth Portfolio Investor Class (a)	18,510	1,321,821
VIP Mid Cap Portfolio Investor Class (a)	12,111	379,451
VIP Value Portfolio Investor Class (a)	68,963	999,969
VIP Value Strategies Portfolio Investor Class (a)	40,472	489,714
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,995,731)		7,397,447

International Equity Funds - 16.8%
VIP Emerging Markets Portfolio Investor Class (a)	185,161	2,201,558
VIP Overseas Portfolio Investor Class (a)	155,813	3,393,609
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,733,500)		5,595,167

Bond Funds - 45.8%
Fidelity Inflation-Protected Bond Index Fund (a)	304,641	3,061,640
Fidelity Long-Term Treasury Bond Index Fund (a)	132,163	1,829,139
VIP High Income Portfolio Investor Class (a)	123,673	670,309
VIP Investment Grade Bond Portfolio Investor Class (a)	739,861	9,662,583
TOTAL BOND FUNDS
(Cost $14,576,342)		15,223,671

Short-Term Funds - 15.1%
VIP Government Money Market Portfolio Investor Class 2.16% (a)(b)
(Cost $5,012,911)	5,012,911	5,012,911
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,318,484)		33,229,196
NET OTHER ASSETS (LIABILITIES) - 0.0%		27
NET ASSETS - 100%		$33,229,223

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,822,838	$240,361	$171,527	$6,249	$1,031	$168,937	$3,061,640
Fidelity Long-Term Treasury Bond Index Fund	1,713,886	190,183	237,829	25,559	10,317	152,582	1,829,139
VIP Contrafund Portfolio Investor Class	1,297,650	176,303	273,514	158,736	3,772	87,655	1,291,866
VIP Emerging Markets Portfolio Investor Class	1,990,354	102,159	276,267	--	(3,730)	389,042	2,201,558
VIP Equity-Income Portfolio Investor Class	1,361,598	104,965	221,782	95,651	(27,325)	142,108	1,359,564
VIP Government Money Market Portfolio Investor Class 2.16%	4,556,649	685,460	229,198	51,404	--	--	5,012,911
VIP Growth & Income Portfolio Investor Class	1,552,214	228,102	297,083	170,574	15,401	56,428	1,555,062
VIP Growth Portfolio Investor Class	1,326,379	119,186	307,369	89,843	61,101	122,524	1,321,821
VIP High Income Portfolio Investor Class	641,108	16,207	47,899	5,509	(1,771)	62,664	670,309
VIP Investment Grade Bond Portfolio Investor Class	8,923,139	764,827	594,587	40,024	4,987	564,217	9,662,583
VIP Mid Cap Portfolio Investor Class	376,845	63,480	81,848	43,105	(3,642)	24,616	379,451
VIP Overseas Portfolio Investor Class	3,010,218	340,543	392,254	116,217	(2,855)	437,957	3,393,609
VIP Value Portfolio Investor Class	999,910	90,843	204,774	67,208	6,063	107,927	999,969
VIP Value Strategies Portfolio Investor Class	487,570	61,694	111,115	49,942	(8,798)	60,363	489,714
Total	$31,060,358	$3,184,313	$3,447,046	$920,021	$54,551	$2,377,020	$33,229,196

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $30,318,484)	$33,229,196
Total Investment in Securities (cost $30,318,484)		$33,229,196
Cash		4
Receivable for investments sold		335,189
Total assets		33,564,389
Liabilities
Payable for investments purchased	$334,617
Payable for fund shares redeemed	549
Total liabilities		335,166
Net Assets		$33,229,223
Net Assets consist of:
Paid in capital		$29,430,603
Total distributable earnings (loss)		3,798,620
Net Assets, for 2,631,633 shares outstanding		$33,229,223
Net Asset Value, offering price and redemption price per share ($33,229,223 ÷ 2,631,633 shares)		$12.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$174,146
Expenses
Independent trustees' fees and expenses	$59
Total expenses		59
Net investment income (loss)		174,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	54,551
Capital gain distributions from underlying funds:
Affiliated issuers	745,875
Total net realized gain (loss)		800,426
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,377,020
Total change in net unrealized appreciation (depreciation)		2,377,020
Net gain (loss)		3,177,446
Net increase (decrease) in net assets resulting from operations		$3,351,533

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$174,087	$524,737
Net realized gain (loss)	800,426	1,204,246
Change in net unrealized appreciation (depreciation)	2,377,020	(3,024,745)
Net increase (decrease) in net assets resulting from operations	3,351,533	(1,295,762)
Distributions to shareholders	(1,094,894)	(1,113,788)
Share transactions
Proceeds from sales of shares	130,681	129,007
Reinvestment of distributions	1,094,894	1,113,788
Cost of shares redeemed	(1,313,349)	(2,590,868)
Net increase (decrease) in net assets resulting from share transactions	(87,774)	(1,348,073)
Total increase (decrease) in net assets	2,168,865	(3,757,623)
Net Assets
Beginning of period	31,060,358	34,817,981
End of period	$33,229,223	$31,060,358
Other Information
Shares
Sold	10,881	10,479
Issued in reinvestment of distributions	91,546	92,701
Redeemed	(107,848)	(206,903)
Net increase (decrease)	(5,421)	(103,723)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income II Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$12.70	$11.72	$11.47	$11.76	$11.43
Income from Investment Operations
Net investment income (loss)A	.07	.20	.21	.21	.24	.23
Net realized and unrealized gain (loss)	1.20	(.70)	1.22	.44	(.27)	.35
Total from investment operations	1.27	(.50)	1.43	.65	(.03)	.58
Distributions from net investment income	(.01)	(.20)	(.22)	(.20)	(.24)	(.21)
Distributions from net realized gain	(.41)	(.22)	(.23)	(.20)	(.03)	(.04)
Total distributions	(.42)	(.42)	(.45)	(.40)	(.26)B	(.25)
Net asset value, end of period	$12.63	$11.78	$12.70	$11.72	$11.47	$11.76
Total ReturnC,D,E	10.96%	(3.96)%	12.29%	5.90%	(.23)%	5.06%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G,H	- %G	-%	-%	-%	-%
Expenses net of all reductions	- %G,H	- %G	-%	-%	-%	-%
Net investment income (loss)	1.07%H	1.57%	1.71%	1.84%	2.06%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$33,229	$31,060	$34,818	$33,897	$30,348	$29,531
Portfolio turnover rateI	20%H	34%	12%	16%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.238 and distributions from net realized gain of $.026 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Freedom Lifetime Income III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	22.9
VIP Overseas Portfolio Investor Class	14.1
VIP Emerging Markets Portfolio Investor Class	8.1
VIP Government Money Market Portfolio Investor Class 2.16%	7.7
VIP Growth & Income Portfolio Investor Class	6.9
Fidelity Inflation-Protected Bond Index Fund	7.0
VIP Equity-Income Portfolio Investor Class	6.1
VIP Growth Portfolio Investor Class	5.9
VIP Contrafund Portfolio Investor Class	5.8
Fidelity Long-Term Treasury Bond Index Fund	5.2
89.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.1%
International Equity Funds	22.2%
Bond Funds	37.0%
Short-Term Funds	7.7%

Freedom Lifetime Income III Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	54,301	$1,838,098
VIP Equity-Income Portfolio Investor Class (a)	88,329	1,934,405
VIP Growth & Income Portfolio Investor Class (a)	110,626	2,212,520
VIP Growth Portfolio Investor Class (a)	26,337	1,880,714
VIP Mid Cap Portfolio Investor Class (a)	17,231	539,856
VIP Value Portfolio Investor Class (a)	98,120	1,422,738
VIP Value Strategies Portfolio Investor Class (a)	57,582	696,745
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,893,032)		10,525,076

International Equity Funds - 22.2%
VIP Emerging Markets Portfolio Investor Class (a)	215,708	2,564,770
VIP Overseas Portfolio Investor Class (a)	205,653	4,479,128
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,980,433)		7,043,898

Bond Funds - 37.0%
Fidelity Inflation-Protected Bond Index Fund (a)	219,089	2,201,847
Fidelity Long-Term Treasury Bond Index Fund (a)	119,312	1,651,273
VIP High Income Portfolio Investor Class (a)	112,817	611,468
VIP Investment Grade Bond Portfolio Investor Class (a)	557,117	7,275,947
TOTAL BOND FUNDS
(Cost $11,247,953)		11,740,535

Short-Term Funds - 7.7%
VIP Government Money Market Portfolio Investor Class 2.16% (a)(b)
(Cost $2,445,281)	2,445,281	2,445,281
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,566,699)		31,754,790
NET OTHER ASSETS (LIABILITIES) - 0.0%		17
NET ASSETS - 100%		$31,754,807

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,955,119	$251,546	$125,005	$4,409	$1,062	$119,125	$2,201,847
Fidelity Long-Term Treasury Bond Index Fund	1,484,199	235,747	214,056	22,572	9,692	135,691	1,651,273
VIP Contrafund Portfolio Investor Class	1,743,110	256,599	285,375	216,346	2,742	121,022	1,838,098
VIP Emerging Markets Portfolio Investor Class	2,184,562	169,424	218,038	--	354	428,468	2,564,770
VIP Equity-Income Portfolio Investor Class	1,829,047	165,231	215,375	130,381	(20,168)	175,670	1,934,405
VIP Government Money Market Portfolio Investor Class 2.16%	2,097,777	454,067	106,563	24,299	--	--	2,445,281
VIP Growth & Income Portfolio Investor Class	2,085,255	334,279	302,777	232,496	12,447	83,316	2,212,520
VIP Growth Portfolio Investor Class	1,781,720	179,528	330,203	122,456	22,486	227,183	1,880,714
VIP High Income Portfolio Investor Class	593,106	32,907	69,917	4,878	(2,453)	57,825	611,468
VIP Investment Grade Bond Portfolio Investor Class	6,454,380	852,590	451,338	29,304	3,056	417,259	7,275,947
VIP Mid Cap Portfolio Investor Class	505,352	91,809	85,136	58,756	(5,583)	33,414	539,856
VIP Overseas Portfolio Investor Class	3,757,947	494,155	326,261	147,296	(22,981)	576,268	4,479,128
VIP Value Portfolio Investor Class	1,342,879	138,423	212,545	91,605	(912)	154,893	1,422,738
VIP Value Strategies Portfolio Investor Class	654,186	91,399	118,124	68,071	(12,268)	81,552	696,745
Total	$28,468,639	$3,747,704	$3,060,713	$1,152,869	$(12,526)	$2,611,686	$31,754,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $28,566,699)	$31,754,790
Total Investment in Securities (cost $28,566,699)		$31,754,790
Cash		1
Receivable for investments sold		361,690
Total assets		32,116,481
Liabilities
Payable for investments purchased	$361,151
Payable for fund shares redeemed	523
Total liabilities		361,674
Net Assets		$31,754,807
Net Assets consist of:
Paid in capital		$27,492,027
Total distributable earnings (loss)		4,262,780
Net Assets, for 2,442,452 shares outstanding		$31,754,807
Net Asset Value, offering price and redemption price per share ($31,754,807 ÷ 2,442,452 shares)		$13.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$147,345
Expenses
Independent trustees' fees and expenses	$55
Total expenses		55
Net investment income (loss)		147,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(12,526)
Capital gain distributions from underlying funds:
Affiliated issuers	1,005,524
Total net realized gain (loss)		992,998
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,611,686
Total change in net unrealized appreciation (depreciation)		2,611,686
Net gain (loss)		3,604,684
Net increase (decrease) in net assets resulting from operations		$3,751,974

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$147,290	$451,662
Net realized gain (loss)	992,998	1,178,701
Change in net unrealized appreciation (depreciation)	2,611,686	(3,363,895)
Net increase (decrease) in net assets resulting from operations	3,751,974	(1,733,532)
Distributions to shareholders	(1,049,961)	(1,072,881)
Share transactions
Proceeds from sales of shares	536,844	37,402
Reinvestment of distributions	1,049,961	1,072,881
Cost of shares redeemed	(1,002,647)	(2,218,539)
Net increase (decrease) in net assets resulting from share transactions	584,158	(1,108,256)
Total increase (decrease) in net assets	3,286,171	(3,914,669)
Net Assets
Beginning of period	28,468,636	32,383,305
End of period	$31,754,807	$28,468,636
Other Information
Shares
Sold	42,223	2,966
Issued in reinvestment of distributions	85,711	87,419
Redeemed	(80,423)	(172,271)
Net increase (decrease)	47,511	(81,886)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income III Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$13.07	$11.79	$11.59	$11.91	$11.74
Income from Investment Operations
Net investment income (loss)A	.06	.19	.22	.23	.27	.25
Net realized and unrealized gain (loss)	1.49	(.92)	1.62	.51	(.30)	.37
Total from investment operations	1.55	(.73)	1.84	.74	(.03)	.62
Distributions from net investment income	(.01)	(.19)	(.23)	(.21)	(.24)	(.22)
Distributions from net realized gain	(.44)	(.26)	(.33)	(.33)	(.05)	(.23)
Total distributions	(.44)B	(.45)	(.56)	(.54)	(.29)	(.45)
Net asset value, end of period	$13.00	$11.89	$13.07	$11.79	$11.59	$11.91
Total ReturnC,D,E	13.27%	(5.68)%	15.85%	6.83%	(.27)%	5.30%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %G,H	- %G	-%	-%	-%	-%
Expenses net of all reductions	- %G,H	- %G	-%	-%	-%	-%
Net investment income (loss)	.97%H	1.45%	1.74%	1.95%	2.23%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$31,755	$28,469	$32,383	$28,081	$21,180	$17,037
Portfolio turnover rateI	20%H	35%	15%	15%	12%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.436 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I	$11,891,139	$766,054	$(8,558)	$757,496
VIP Freedom Lifetime Income II	30,412,535	2,891,839	(75,178)	2,816,661
VIP Freedom Lifetime Income III	28,666,194	3,173,675	(85,079)	3,088,596

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I	822,990	1,148,108
VIP Freedom Lifetime Income II	3,184,313	3,447,046
VIP Freedom Lifetime Income III	3,747,704	3,060,713

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
VIP Freedom Lifetime Income I	- %-C
Actual		$1,000.00	$1,082.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
VIP Freedom Lifetime Income II	- %-C
Actual		$1,000.00	$1,109.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
VIP Freedom Lifetime Income III	- %-C
Actual		$1,000.00	$1,132.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C Amount represent less than .005%.

 D Amount represent less than $.01

 E 5% return per year before expenses

VIPFLI-SANN-0819
1.816202.113

Fidelity® Variable Insurance Products:
Investor Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investor Freedom Income® Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Investor Freedom® 2005 Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Investor Freedom® 2010 Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Investor Freedom® 2015 Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Investor Freedom® 2020 Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Investor Freedom® 2025 Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Investor Freedom® 2030 Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Investor Freedom Income® Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	36.4
VIP Government Money Market Portfolio Investor Class 2.16%	24.2
Fidelity Inflation-Protected Bond Index Fund	12.4
VIP Overseas Portfolio Investor Class	5.7
Fidelity Long-Term Treasury Bond Index Fund	5.4
VIP Emerging Markets Portfolio Investor Class	4.5
VIP Growth & Income Portfolio Investor Class	2.0
VIP High Income Portfolio Investor Class	1.9
VIP Equity-Income Portfolio Investor Class	1.7
VIP Growth Portfolio Investor Class	1.7
95.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	9.5%
International Equity Funds	10.2%
Bond Funds	56.1%
Short-Term Funds	24.2%

Investor Freedom Income® Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	39,595	$1,340,297
VIP Equity-Income Portfolio Investor Class (a)	64,408	1,410,537
VIP Growth & Income Portfolio Investor Class (a)	80,670	1,613,392
VIP Growth Portfolio Investor Class (a)	19,204	1,371,380
VIP Mid Cap Portfolio Investor Class (a)	12,566	393,694
VIP Value Portfolio Investor Class (a)	71,550	1,037,477
VIP Value Strategies Portfolio Investor Class (a)	41,991	508,086
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,639,312)		7,674,863

International Equity Funds - 10.2%
VIP Emerging Markets Portfolio Investor Class (a)	304,817	3,624,271
VIP Overseas Portfolio Investor Class (a)	213,605	4,652,314
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,115,414)		8,276,585

Bond Funds - 56.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,003,841	10,088,598
Fidelity Long-Term Treasury Bond Index Fund (a)	316,254	4,376,949
VIP High Income Portfolio Investor Class (a)	285,525	1,547,547
VIP Investment Grade Bond Portfolio Investor Class (a)	2,256,403	29,468,629
TOTAL BOND FUNDS
(Cost $43,708,642)		45,481,723

Short-Term Funds - 24.2%
VIP Government Money Market Portfolio Investor Class 2.16% (a)(b)
(Cost $19,611,312)	19,611,312	19,611,312
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $75,074,680)		81,044,483
NET OTHER ASSETS (LIABILITIES) - 0.0%		75
NET ASSETS - 100%		$81,044,558

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,286,291	$947,461	$695,696	$20,214	$(222)	$550,764	$10,088,598
Fidelity Long-Term Treasury Bond Index Fund	4,098,628	576,347	677,088	59,745	5,652	373,410	4,376,949
VIP Contrafund Portfolio Investor Class	1,333,876	280,631	369,151	160,898	16,655	78,286	1,340,297
VIP Emerging Markets Portfolio Investor Class	3,132,987	499,349	625,600	--	14,850	602,685	3,624,271
VIP Equity-Income Portfolio Investor Class	1,399,645	214,563	322,166	96,951	(7,168)	125,663	1,410,537
VIP Government Money Market Portfolio Investor Class 2.16%	18,049,119	2,743,327	1,181,134	198,913	--	--	19,611,312
VIP Growth & Income Portfolio Investor Class	1,595,493	355,499	413,521	172,894	15,773	60,148	1,613,392
VIP Growth Portfolio Investor Class	1,363,415	220,287	400,023	91,066	24,876	162,825	1,371,380
VIP High Income Portfolio Investor Class	1,471,917	126,793	190,262	12,969	(12,091)	151,190	1,547,547
VIP Investment Grade Bond Portfolio Investor Class	27,089,462	2,836,718	2,163,764	119,294	7,434	1,698,779	29,468,629
VIP Mid Cap Portfolio Investor Class	387,877	94,205	110,756	43,692	(3,299)	25,667	393,694
VIP Overseas Portfolio Investor Class	4,009,769	755,997	697,335	152,281	13,086	570,797	4,652,314
VIP Value Portfolio Investor Class	1,027,990	172,325	280,320	68,122	9,484	107,998	1,037,477
VIP Value Strategies Portfolio Investor Class	501,654	101,720	148,572	50,623	(6,791)	60,075	508,086
	$74,748,123	$9,925,222	$8,275,388	$1,247,662	$78,239	$4,568,287	$81,044,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investor Freedom Income® Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $75,074,680)	$81,044,483
Total Investment in Securities (cost $75,074,680)		$81,044,483
Cash		6
Receivable for investments sold		487,132
Receivable for fund shares sold		83,583
Total assets		81,615,204
Liabilities
Payable for investments purchased	$570,629
Payable for fund shares redeemed	17
Total liabilities		570,646
Net Assets		$81,044,558
Net Assets consist of:
Paid in capital		$73,990,741
Total distributable earnings (loss)		7,053,817
Net Assets, for 6,908,383 shares outstanding		$81,044,558
Net Asset Value, offering price and redemption price per share ($81,044,558 ÷ 6,908,383 shares)		$11.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$457,155
Expenses
Independent trustees' fees and expenses	$139
Total expenses before reductions	139
Expense reductions	(3)
Total expenses after reductions		136
Net investment income (loss)		457,019
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	78,239
Capital gain distributions from underlying funds:
Affiliated issuers	790,507
Total net realized gain (loss)		868,746
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,568,287
Total change in net unrealized appreciation (depreciation)		4,568,287
Net gain (loss)		5,437,033
Net increase (decrease) in net assets resulting from operations		$5,894,052

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$457,019	$1,373,446
Net realized gain (loss)	868,746	1,601,394
Change in net unrealized appreciation (depreciation)	4,568,287	(4,530,970)
Net increase (decrease) in net assets resulting from operations	5,894,052	(1,556,130)
Distributions to shareholders	(1,622,932)	(2,200,376)
Share transactions
Proceeds from sales of shares	5,153,938	16,526,354
Reinvestment of distributions	1,622,932	2,200,376
Cost of shares redeemed	(4,751,557)	(15,667,188)
Net increase (decrease) in net assets resulting from share transactions	2,025,313	3,059,542
Total increase (decrease) in net assets	6,296,433	(696,964)
Net Assets
Beginning of period	74,748,125	75,445,089
End of period	$81,044,558	$74,748,125
Other Information
Shares
Sold	450,482	1,436,706
Issued in reinvestment of distributions	144,905	196,661
Redeemed	(419,705)	(1,363,220)
Net increase (decrease)	175,682	270,147

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom Income Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.67	$11.03	$10.86	$11.11	$10.97
Income from Investment Operations
Net investment income (loss)A	.07	.21	.18	.16	.19	.17
Net realized and unrealized gain (loss)	.56	(.45)	.75	.31	(.23)	.25
Total from investment operations	.63	(.24)	.93	.47	(.04)	.42
Distributions from net investment income	(.01)	(.20)	(.18)	(.16)	(.19)	(.17)
Distributions from net realized gain	(.24)	(.13)	(.11)	(.14)	(.01)	(.10)
Total distributions	(.24)B	(.33)	(.29)	(.30)	(.21)C	(.28)D
Net asset value, end of period	$11.73	$11.10	$11.67	$11.03	$10.86	$11.11
Total ReturnE,F,G	7.97%	(2.03)%	8.45%	4.43%	(.37)%	3.80%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	- %J	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	- %J	-%	-%	-%	-%
Net investment income (loss)	1.19%K	1.79%	1.59%	1.47%	1.68%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$81,045	$74,748	$75,445	$67,090	$64,031	$66,121
Portfolio turnover rateI	21%K	42%	25%	25%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.235 per share.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.015 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.170 and distributions from net realized gain of $.105 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2005 Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	33.2
VIP Government Money Market Portfolio Investor Class 2.16%	20.4
Fidelity Inflation-Protected Bond Index Fund	11.2
VIP Overseas Portfolio Investor Class	7.5
Fidelity Long-Term Treasury Bond Index Fund	5.7
VIP Emerging Markets Portfolio Investor Class	5.4
VIP Growth & Income Portfolio Investor Class	3.1
VIP Equity-Income Portfolio Investor Class	2.7
VIP Growth Portfolio Investor Class	2.6
VIP Contrafund Portfolio Investor Class	2.5
94.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.6%
International Equity Funds	12.9%
Bond Funds	52.1%
Short-Term Funds	20.4%

Investor Freedom® 2005 Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	24,747	$837,701
VIP Equity-Income Portfolio Investor Class (a)	40,256	881,609
VIP Growth & Income Portfolio Investor Class (a)	50,420	1,008,401
VIP Growth Portfolio Investor Class (a)	12,003	857,127
VIP Mid Cap Portfolio Investor Class (a)	7,854	246,069
VIP Value Portfolio Investor Class (a)	44,720	648,445
VIP Value Strategies Portfolio Investor Class (a)	26,245	317,565
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,840,528)		4,796,917

International Equity Funds - 12.9%
VIP Emerging Markets Portfolio Investor Class (a)	149,961	1,783,036
VIP Overseas Portfolio Investor Class (a)	112,963	2,460,342
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,362,913)		4,243,378

Bond Funds - 52.1%
Fidelity Inflation-Protected Bond Index Fund (a)	364,518	3,663,405
Fidelity Long-Term Treasury Bond Index Fund (a)	134,492	1,861,371
VIP High Income Portfolio Investor Class (a)	119,064	645,327
VIP Investment Grade Bond Portfolio Investor Class (a)	834,588	10,899,723
TOTAL BOND FUNDS
(Cost $16,397,388)		17,069,826

Short-Term Funds - 20.4%
VIP Government Money Market Portfolio Investor Class 2.16% (a)(b)
(Cost $6,671,157)	6,671,157	6,671,157
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,271,986)		32,781,278
NET OTHER ASSETS (LIABILITIES) - 0.0%		24
NET ASSETS - 100%		$32,781,302

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,133,834	$714,801	$382,902	$7,242	$2,361	$195,311	$3,663,405
Fidelity Long-Term Treasury Bond Index Fund	1,618,090	412,343	334,096	25,130	2,056	162,978	1,861,371
VIP Contrafund Portfolio Investor Class	813,919	233,577	269,002	98,967	5,080	54,127	837,701
VIP Emerging Markets Portfolio Investor Class	1,469,835	365,392	345,683	--	6,990	286,502	1,783,036
VIP Equity-Income Portfolio Investor Class	854,035	195,126	240,515	59,630	(7,223)	80,186	881,609
VIP Government Money Market Portfolio Investor Class 2.16%	5,702,655	1,609,055	640,553	66,511	--	--	6,671,157
VIP Growth & Income Portfolio Investor Class	973,548	290,145	301,243	106,343	5,512	40,439	1,008,401
VIP Growth Portfolio Investor Class	831,938	200,993	291,999	56,013	11,909	104,286	857,127
VIP High Income Portfolio Investor Class	567,506	100,705	78,466	5,031	(3,807)	59,389	645,327
VIP Investment Grade Bond Portfolio Investor Class	9,414,760	2,069,761	1,212,607	41,811	23,084	604,725	10,899,723
VIP Mid Cap Portfolio Investor Class	236,688	75,536	79,572	26,872	(3,061)	16,478	246,069
VIP Overseas Portfolio Investor Class	2,052,764	561,292	458,496	78,587	2,055	302,727	2,460,342
VIP Value Portfolio Investor Class	627,279	151,339	202,378	41,900	1,928	70,277	648,445
VIP Value Strategies Portfolio Investor Class	306,107	85,257	106,602	31,136	(5,640)	38,443	317,565
	$28,602,958	$7,065,322	$4,944,114	$645,173	$41,244	$2,015,868	$32,781,278

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $30,271,986)	$32,781,278
Total Investment in Securities (cost $30,271,986)		$32,781,278
Receivable for investments sold		287,557
Total assets		33,068,835
Liabilities
Payable for investments purchased	$287,352
Payable for fund shares redeemed	181
Total liabilities		287,533
Net Assets		$32,781,302
Net Assets consist of:
Paid in capital		$29,697,132
Total distributable earnings (loss)		3,084,170
Net Assets, for 2,740,659 shares outstanding		$32,781,302
Net Asset Value, offering price and redemption price per share ($32,781,302 ÷ 2,740,659 shares)		$11.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$174,032
Expenses
Independent trustees' fees and expenses	$55
Total expenses before reductions	55
Expense reductions	(3)
Total expenses after reductions		52
Net investment income (loss)		173,980
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	41,244
Capital gain distributions from underlying funds:
Affiliated issuers	471,141
Total net realized gain (loss)		512,385
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,015,868
Total change in net unrealized appreciation (depreciation)		2,015,868
Net gain (loss)		2,528,253
Net increase (decrease) in net assets resulting from operations		$2,702,233

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173,980	$499,576
Net realized gain (loss)	512,385	603,123
Change in net unrealized appreciation (depreciation)	2,015,868	(1,965,122)
Net increase (decrease) in net assets resulting from operations	2,702,233	(862,423)
Distributions to shareholders	(586,984)	(802,075)
Share transactions
Proceeds from sales of shares	4,644,351	6,573,311
Reinvestment of distributions	586,984	802,075
Cost of shares redeemed	(3,168,234)	(5,996,830)
Net increase (decrease) in net assets resulting from share transactions	2,063,101	1,378,556
Total increase (decrease) in net assets	4,178,350	(285,942)
Net Assets
Beginning of period	28,602,952	28,888,894
End of period	$32,781,302	$28,602,952
Other Information
Shares
Sold	400,059	563,917
Issued in reinvestment of distributions	51,580	71,230
Redeemed	(271,855)	(512,846)
Net increase (decrease)	179,784	122,301

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2005 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.17	$11.85	$10.97	$10.79	$11.05	$10.90
Income from Investment Operations
Net investment income (loss)A	.07	.20	.20	.17	.19	.19
Net realized and unrealized gain (loss)	.72	(.56)	1.00	.35	(.22)	.27
Total from investment operations	.79	(.36)	1.20	.52	(.03)	.46
Distributions from net investment income	(.01)	(.20)	(.17)	(.16)	(.20)	(.18)
Distributions from net realized gain	(.23)	(.13)	(.14)	(.17)	(.03)	(.14)
Total distributions	(.23)B	(.32)C	(.32)D	(.34)E	(.23)	(.31)F
Net asset value, end of period	$11.96	$11.17	$11.85	$10.97	$10.79	$11.05
Total ReturnG,H,I	9.25%	(3.04)%	10.97%	4.94%	(.31)%	4.25%
Ratios to Average Net AssetsJ,K
Expenses before reductionsL	- %M	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %L,M	- %L	-%	-%	-%	-%
Expenses net of all reductions	- %L,M	- %L	-%	-%	-%	-%
Net investment income (loss)	1.12%M	1.70%	1.74%	1.52%	1.70%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$32,781	$28,603	$28,889	$20,771	$20,408	$22,437
Portfolio turnover rateK	32%M	42%	28%	35%	25%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.225 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.125 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.144 per share.

 E Total distributions of $.34 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.173 per share.

 F Total distributions of $.31 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.135 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 K Amounts do not include the activity of the Underlying Funds.

 L Amount represents less than .005%..

 M Annualized

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2010 Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	29.9
VIP Government Money Market Portfolio Investor Class 2.16%	16.0
VIP Overseas Portfolio Investor Class	9.6
Fidelity Inflation-Protected Bond Index Fund	9.6
VIP Emerging Markets Portfolio Investor Class	6.5
Fidelity Long-Term Treasury Bond Index Fund	5.6
VIP Growth & Income Portfolio Investor Class	4.4
VIP Equity-Income Portfolio Investor Class	3.8
VIP Growth Portfolio Investor Class	3.7
VIP Contrafund Portfolio Investor Class	3.6
92.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.8%
International Equity Funds	16.1%
Bond Funds	47.1%
Short-Term Funds	16.0%

Investor Freedom® 2010 Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	64,756	$2,191,975
VIP Equity-Income Portfolio Investor Class (a)	105,335	2,306,844
VIP Growth & Income Portfolio Investor Class (a)	131,929	2,638,575
VIP Growth Portfolio Investor Class (a)	31,407	2,242,805
VIP Mid Cap Portfolio Investor Class (a)	20,550	643,843
VIP Value Portfolio Investor Class (a)	117,015	1,696,714
VIP Value Strategies Portfolio Investor Class (a)	68,672	830,929
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,020,596)		12,551,685

International Equity Funds - 16.1%
VIP Emerging Markets Portfolio Investor Class (a)	328,519	3,906,096
VIP Overseas Portfolio Investor Class (a)	267,967	5,836,316
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,667,955)		9,742,412

Bond Funds - 47.1%
Fidelity Inflation-Protected Bond Index Fund (a)	575,447	5,783,239
Fidelity Long-Term Treasury Bond Index Fund (a)	245,519	3,397,984
VIP High Income Portfolio Investor Class (a)	225,964	1,224,726
VIP Investment Grade Bond Portfolio Investor Class (a)	1,380,675	18,031,616
TOTAL BOND FUNDS
(Cost $27,204,072)		28,437,565

Short-Term Funds - 16.0%
Fidelity Cash Central Fund 2.42% (b)	6	6
VIP Government Money Market Portfolio Investor Class 2.16% (a)(c)	9,674,930	9,674,930
TOTAL SHORT-TERM FUNDS
(Cost $9,674,936)		9,674,936
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,567,559)		60,406,598
NET OTHER ASSETS (LIABILITIES) - 0.0%		47
NET ASSETS - 100%		$60,406,645

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$5,334,804	$688,756	$561,519	$11,793	$1,755	$319,443	$5,783,239
Fidelity Long-Term Treasury Bond Index Fund	3,178,496	497,634	580,281	47,323	4,363	297,772	3,397,984
VIP Contrafund Portfolio Investor Class	2,231,630	409,077	604,073	272,152	22,607	132,734	2,191,975
VIP Emerging Markets Portfolio Investor Class	3,441,030	457,026	666,322	--	33,603	640,759	3,906,096
VIP Equity-Income Portfolio Investor Class	2,341,596	298,826	529,662	163,986	(53,004)	249,088	2,306,844
VIP Government Money Market Portfolio Investor Class 2.16%	8,807,628	1,706,273	838,971	99,144	--	--	9,674,930
VIP Growth & Income Portfolio Investor Class	2,669,264	516,454	670,050	292,447	27,556	95,351	2,638,575
VIP Growth Portfolio Investor Class	2,281,026	313,370	664,454	154,030	90,287	222,576	2,242,805
VIP High Income Portfolio Investor Class	1,140,366	87,066	112,298	10,042	(5,663)	115,255	1,224,726
VIP Investment Grade Bond Portfolio Investor Class	16,626,255	2,173,631	1,829,103	74,529	18,539	1,042,294	18,031,616
VIP Mid Cap Portfolio Investor Class	648,952	139,034	180,175	73,901	(5,804)	41,836	643,843
VIP Overseas Portfolio Investor Class	5,192,080	829,680	932,647	199,507	10,743	736,460	5,836,316
VIP Value Portfolio Investor Class	1,719,885	236,525	454,828	115,225	24,394	170,738	1,696,714
VIP Value Strategies Portfolio Investor Class	839,277	145,852	242,555	85,622	(10,218)	98,573	830,929
	$56,452,289	$8,499,204	$8,866,938	$1,599,701	$159,158	$4,162,879	$60,406,592

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $6)	$6
Other affiliated issuers (cost $54,567,553)	60,406,592
Total Investment in Securities (cost $54,567,559)		$60,406,598
Cash		5
Receivable for investments sold		654,223
Total assets		61,060,826
Liabilities
Payable for investments purchased	$589,104
Payable for fund shares redeemed	65,077
Total liabilities		654,181
Net Assets		$60,406,645
Net Assets consist of:
Paid in capital		$53,011,773
Total distributable earnings (loss)		7,394,872
Net Assets, for 4,830,207 shares outstanding		$60,406,645
Net Asset Value, offering price and redemption price per share ($60,406,645 ÷ 4,830,207 shares)		$12.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$320,670
Expenses
Independent trustees' fees and expenses	$107
Total expenses		107
Net investment income (loss)		320,563
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	159,158
Capital gain distributions from underlying funds:
Affiliated issuers	1,279,031
Total net realized gain (loss)		1,438,189
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	4,162,879
Total change in net unrealized appreciation (depreciation)		4,162,879
Net gain (loss)		5,601,068
Net increase (decrease) in net assets resulting from operations		$5,921,631

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$320,563	$999,354
Net realized gain (loss)	1,438,189	2,507,752
Change in net unrealized appreciation (depreciation)	4,162,879	(5,883,280)
Net increase (decrease) in net assets resulting from operations	5,921,631	(2,376,174)
Distributions to shareholders	(2,431,306)	(2,387,666)
Share transactions
Proceeds from sales of shares	3,099,663	6,494,790
Reinvestment of distributions	2,431,306	2,387,666
Cost of shares redeemed	(5,066,990)	(14,659,514)
Net increase (decrease) in net assets resulting from share transactions	463,979	(5,777,058)
Total increase (decrease) in net assets	3,954,304	(10,540,898)
Net Assets
Beginning of period	56,452,341	66,993,239
End of period	$60,406,645	$56,452,341
Other Information
Shares
Sold	255,822	517,467
Issued in reinvestment of distributions	205,001	197,092
Redeemed	(418,890)	(1,168,511)
Net increase (decrease)	41,933	(453,952)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2010 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$12.78	$11.68	$11.49	$11.77	$11.64
Income from Investment Operations
Net investment income (loss)A	.07	.20	.19	.17	.21	.20
Net realized and unrealized gain (loss)	.65	(.71)	1.32	.42	(.25)	.33
Total from investment operations	.72	(.51)	1.51	.59	(.04)	.53
Distributions from net investment income	(.01)	(.21)	(.19)	(.18)	(.21)	(.19)
Distributions from net realized gain	(.51)	(.27)	(.22)	(.22)	(.03)	(.20)
Total distributions	(.51)B	(.48)	(.41)	(.40)	(.24)	(.40)C
Net asset value, end of period	$12.51	$11.79	$12.78	$11.68	$11.49	$11.77
Total ReturnD,E,F	10.68%	(4.06)%	13.05%	5.33%	(.34)%	4.56%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J	- %I	-%	-%	-%	-%
Expenses net of all reductions	- %J	- %I	-%	-%	-%	-%
Net investment income (loss)	1.09%J	1.57%	1.55%	1.47%	1.76%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$60,407	$56,452	$66,993	$59,504	$59,469	$62,339
Portfolio turnover rateH	29%J	35%	25%	24%	21%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.505 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.204 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount represents less than .005%..

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2015 Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	26.3
VIP Government Money Market Portfolio Investor Class 2.16%	12.0
VIP Overseas Portfolio Investor Class	11.8
Fidelity Inflation-Protected Bond Index Fund	8.2
VIP Emerging Markets Portfolio Investor Class	7.3
VIP Growth & Income Portfolio Investor Class	5.7
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Equity-Income Portfolio Investor Class	4.9
VIP Growth Portfolio Investor Class	4.8
VIP Contrafund Portfolio Investor Class	4.7
91.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.9%
International Equity Funds	19.1%
Bond Funds	42.0%
Short-Term Funds	12.0%

Investor Freedom® 2015 Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	145,047	$4,909,830
VIP Equity-Income Portfolio Investor Class (a)	235,941	5,167,104
VIP Growth & Income Portfolio Investor Class (a)	295,503	5,910,062
VIP Growth Portfolio Investor Class (a)	70,350	5,023,669
VIP Mid Cap Portfolio Investor Class (a)	46,029	1,442,091
VIP Value Portfolio Investor Class (a)	262,097	3,800,410
VIP Value Strategies Portfolio Investor Class (a)	153,815	1,861,159
TOTAL DOMESTIC EQUITY FUNDS
(Cost $22,051,982)		28,114,325

International Equity Funds - 19.1%
VIP Emerging Markets Portfolio Investor Class (a)	638,579	7,592,698
VIP Overseas Portfolio Investor Class (a)	568,599	12,384,082
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,439,387)		19,976,780

Bond Funds - 42.0%
Fidelity Inflation-Protected Bond Index Fund (a)	854,463	8,587,351
Fidelity Long-Term Treasury Bond Index Fund (a)	414,174	5,732,164
VIP High Income Portfolio Investor Class (a)	387,051	2,097,818
VIP Investment Grade Bond Portfolio Investor Class (a)	2,101,898	27,450,786
TOTAL BOND FUNDS
(Cost $41,997,721)		43,868,119

Short-Term Funds - 12.0%
VIP Government Money Market Portfolio Investor Class 2.16% (a)(b)
(Cost $12,594,535)	12,594,535	12,594,535
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $92,083,625)		104,553,759
NET OTHER ASSETS (LIABILITIES) - 0.0%		78
NET ASSETS - 100%		$104,553,837

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$7,817,585	$990,068	$694,477	$17,392	$3,013	$471,162	$8,587,351
Fidelity Long-Term Treasury Bond Index Fund	5,319,291	795,563	894,693	79,487	9,581	502,422	5,732,164
VIP Contrafund Portfolio Investor Class	4,901,480	763,484	1,102,004	594,002	59,312	287,558	4,909,830
VIP Emerging Markets Portfolio Investor Class	6,598,806	742,964	1,040,128	--	40,347	1,250,709	7,592,698
VIP Equity-Income Portfolio Investor Class	5,142,912	532,256	940,920	357,921	(85,103)	517,959	5,167,104
VIP Government Money Market Portfolio Investor Class 2.16%	11,248,273	2,217,100	870,838	127,617	--	--	12,594,535
VIP Growth & Income Portfolio Investor Class	5,862,583	982,437	1,206,279	638,294	56,687	214,634	5,910,062
VIP Growth Portfolio Investor Class	5,009,972	552,908	1,229,457	336,199	245,269	444,977	5,023,669
VIP High Income Portfolio Investor Class	1,971,533	118,676	180,395	17,080	(9,440)	197,444	2,097,818
VIP Investment Grade Bond Portfolio Investor Class	25,003,143	3,182,985	2,342,790	111,244	10,335	1,597,113	27,450,786
VIP Mid Cap Portfolio Investor Class	1,424,940	268,626	330,952	161,303	(8,973)	88,450	1,442,091
VIP Overseas Portfolio Investor Class	10,860,253	1,465,418	1,511,239	414,558	31,342	1,538,308	12,384,082
VIP Value Portfolio Investor Class	3,777,351	422,235	828,433	251,495	49,335	379,922	3,800,410
VIP Value Strategies Portfolio Investor Class	1,842,963	271,463	447,946	186,889	(21,298)	215,977	1,861,159
	$96,781,085	$13,306,183	$13,620,551	$3,293,481	$380,407	$7,706,635	$104,553,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $92,083,625)	$104,553,759
Total Investment in Securities (cost $92,083,625)		$104,553,759
Cash		9
Receivable for investments sold		1,173,567
Receivable for fund shares sold		26
Total assets		105,727,361
Liabilities
Payable for investments purchased	$1,116,044
Payable for fund shares redeemed	57,480
Total liabilities		1,173,524
Net Assets		$104,553,837
Net Assets consist of:
Paid in capital		$88,753,236
Total distributable earnings (loss)		15,800,601
Net Assets, for 8,402,115 shares outstanding		$104,553,837
Net Asset Value, offering price and redemption price per share ($104,553,837 ÷ 8,402,115 shares)		$12.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$522,712
Expenses
Independent trustees' fees and expenses	$184
Total expenses before reductions	184
Expense reductions	(10)
Total expenses after reductions		174
Net investment income (loss)		522,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	380,407
Capital gain distributions from underlying funds:
Affiliated issuers	2,770,769
Total net realized gain (loss)		3,151,176
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,706,635
Total change in net unrealized appreciation (depreciation)		7,706,635
Net gain (loss)		10,857,811
Net increase (decrease) in net assets resulting from operations		$11,380,349

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$522,538	$1,631,054
Net realized gain (loss)	3,151,176	4,288,402
Change in net unrealized appreciation (depreciation)	7,706,635	(11,234,682)
Net increase (decrease) in net assets resulting from operations	11,380,349	(5,315,226)
Distributions to shareholders	(4,100,072)	(4,274,043)
Share transactions
Proceeds from sales of shares	2,859,816	8,909,312
Reinvestment of distributions	4,100,072	4,274,043
Cost of shares redeemed	(6,467,407)	(17,517,259)
Net increase (decrease) in net assets resulting from share transactions	492,481	(4,333,904)
Total increase (decrease) in net assets	7,772,758	(13,923,173)
Net Assets
Beginning of period	96,781,079	110,704,252
End of period	$104,553,837	$96,781,079
Other Information
Shares
Sold	236,223	707,025
Issued in reinvestment of distributions	348,646	356,487
Redeemed	(536,089)	(1,411,157)
Net increase (decrease)	48,780	(347,645)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2015 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$12.72	$11.48	$11.34	$11.63	$11.48
Income from Investment Operations
Net investment income (loss)A	.06	.19	.19	.17	.21	.19
Net realized and unrealized gain (loss)	.79	(.82)	1.51	.45	(.25)	.34
Total from investment operations	.85	(.63)	1.70	.62	(.04)	.53
Distributions from net investment income	(.01)	(.19)	(.19)	(.18)	(.22)	(.19)
Distributions from net realized gain	(.50)	(.31)	(.27)	(.31)	(.04)	(.19)
Total distributions	(.50)B	(.50)	(.46)	(.48)C	(.25)D	(.38)
Net asset value, end of period	$12.44	$11.59	$12.72	$11.48	$11.34	$11.63
Total ReturnE,F,G	11.91%	(5.02)%	14.99%	5.82%	(.34)%	4.65%
Ratios to Average Net AssetsH,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %J,K	- %J	-%	-%	-%	-%
Expenses net of all reductions	- %J,K	- %J	-%	-%	-%	-%
Net investment income (loss)	1.03%K	1.53%	1.52%	1.53%	1.77%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$104,554	$96,781	$110,704	$97,672	$95,761	$101,740
Portfolio turnover rateI	26%K	33%	23%	23%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.495 per share.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.306 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.037 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of the Underlying Funds.

 J Amount represents less than .005%.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2020 Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	23.3
VIP Overseas Portfolio Investor Class	13.7
VIP Government Money Market Portfolio Investor Class 2.16%	8.5
VIP Emerging Markets Portfolio Investor Class	8.0
Fidelity Inflation-Protected Bond Index Fund	7.1
VIP Growth & Income Portfolio Investor Class	6.8
VIP Equity-Income Portfolio Investor Class	5.9
VIP Growth Portfolio Investor Class	5.7
VIP Contrafund Portfolio Investor Class	5.6
Fidelity Long-Term Treasury Bond Index Fund	5.3
89.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.1%
International Equity Funds	21.7%
Bond Funds	37.7%
Short-Term Funds	8.5%

Investor Freedom® 2020 Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	353,740	$11,974,089
VIP Equity-Income Portfolio Investor Class (a)	575,409	12,601,467
VIP Growth & Income Portfolio Investor Class (a)	720,663	14,413,252
VIP Growth Portfolio Investor Class (a)	171,568	12,251,705
VIP Mid Cap Portfolio Investor Class (a)	112,252	3,516,854
VIP Value Portfolio Investor Class (a)	639,193	9,268,292
VIP Value Strategies Portfolio Investor Class (a)	375,115	4,538,892
TOTAL DOMESTIC EQUITY FUNDS
(Cost $54,448,834)		68,564,551

International Equity Funds - 21.7%
VIP Emerging Markets Portfolio Investor Class (a)	1,432,456	17,031,902
VIP Overseas Portfolio Investor Class (a)	1,345,415	29,303,136
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,557,710)		46,335,038

Bond Funds - 37.7%
Fidelity Inflation-Protected Bond Index Fund (a)	1,515,467	15,230,443
Fidelity Long-Term Treasury Bond Index Fund (a)	816,116	11,295,039
VIP High Income Portfolio Investor Class (a)	766,431	4,154,054
VIP Investment Grade Bond Portfolio Investor Class (a)	3,812,794	49,795,093
TOTAL BOND FUNDS
(Cost $76,976,122)		80,474,629

Short-Term Funds - 8.5%
VIP Government Money Market Portfolio Investor Class 2.16% (a)(b)
(Cost $18,124,598)	18,124,598	18,124,598
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $186,107,264)		213,498,816
NET OTHER ASSETS (LIABILITIES) - 0.0%		127
NET ASSETS - 100%		$213,498,943

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$13,830,873	$2,156,453	$1,596,792	$30,868	$7,161	$832,748	$15,230,443
Fidelity Long-Term Treasury Bond Index Fund	10,345,069	1,946,451	1,998,150	156,107	73,102	928,567	11,295,039
VIP Contrafund Portfolio Investor Class	11,741,959	2,009,812	2,595,976	1,451,330	46,063	772,231	11,974,089
VIP Emerging Markets Portfolio Investor Class	14,679,352	1,890,930	2,414,157	--	75,648	2,800,129	17,031,902
VIP Equity-Income Portfolio Investor Class	12,320,288	1,513,677	2,265,690	874,650	(233,413)	1,266,605	12,601,467
VIP Government Money Market Portfolio Investor Class 2.16%	16,050,848	3,708,907	1,635,157	183,000	--	--	18,124,598
VIP Growth & Income Portfolio Investor Class	14,044,444	2,581,014	2,846,980	1,559,645	105,320	529,454	14,413,252
VIP Growth Portfolio Investor Class	12,001,835	1,497,322	2,904,641	821,487	455,092	1,202,097	12,251,705
VIP High Income Portfolio Investor Class	3,971,755	320,786	514,153	34,792	(27,738)	403,404	4,154,054
VIP Investment Grade Bond Portfolio Investor Class	45,382,844	6,925,183	5,423,106	204,496	(6,253)	2,916,425	49,795,093
VIP Mid Cap Portfolio Investor Class	3,412,665	699,683	781,889	394,153	(48,340)	234,735	3,516,854
VIP Overseas Portfolio Investor Class	25,282,123	3,901,949	3,553,080	984,961	56,296	3,615,848	29,303,136
VIP Value Portfolio Investor Class	9,048,663	1,146,608	1,953,408	614,520	14,135	1,012,294	9,268,292
VIP Value Strategies Portfolio Investor Class	4,414,230	720,572	1,058,050	456,654	(77,066)	539,206	4,538,892
	$196,526,948	$31,019,347	$31,541,229	$7,766,663	$440,007	$17,053,743	$213,498,816

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $186,107,264)	$213,498,816
Total Investment in Securities (cost $186,107,264)		$213,498,816
Cash		9
Receivable for investments sold		2,549,122
Total assets		216,047,947
Liabilities
Payable for investments purchased	$2,389,134
Payable for fund shares redeemed	159,870
Total liabilities		2,549,004
Net Assets		$213,498,943
Net Assets consist of:
Paid in capital		$178,676,834
Total distributable earnings (loss)		34,822,109
Net Assets, for 16,694,876 shares outstanding		$213,498,943
Net Asset Value, offering price and redemption price per share ($213,498,943 ÷ 16,694,876 shares)		$12.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,024,393
Expenses
Independent trustees' fees and expenses	$376
Total expenses before reductions	376
Expense reductions	(1)
Total expenses after reductions		375
Net investment income (loss)		1,024,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	440,007
Capital gain distributions from underlying funds:
Affiliated issuers	6,742,270
Total net realized gain (loss)		7,182,277
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	17,053,743
Total change in net unrealized appreciation (depreciation)		17,053,743
Net gain (loss)		24,236,020
Net increase (decrease) in net assets resulting from operations		$25,260,038

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,024,018	$3,180,273
Net realized gain (loss)	7,182,277	7,746,863
Change in net unrealized appreciation (depreciation)	17,053,743	(23,616,279)
Net increase (decrease) in net assets resulting from operations	25,260,038	(12,689,143)
Distributions to shareholders	(7,475,888)	(7,620,061)
Share transactions
Proceeds from sales of shares	9,054,016	15,428,542
Reinvestment of distributions	7,475,888	7,620,061
Cost of shares redeemed	(17,342,040)	(29,031,427)
Net increase (decrease) in net assets resulting from share transactions	(812,136)	(5,982,824)
Total increase (decrease) in net assets	16,972,014	(26,292,028)
Net Assets
Beginning of period	196,526,929	222,818,957
End of period	$213,498,943	$196,526,929
Other Information
Shares
Sold	727,399	1,207,536
Issued in reinvestment of distributions	620,406	627,536
Redeemed	(1,405,083)	(2,303,495)
Net increase (decrease)	(57,278)	(468,423)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2020 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$12.94	$11.51	$11.34	$11.63	$11.47
Income from Investment Operations
Net investment income (loss)A	.06	.18	.19	.17	.21	.20
Net realized and unrealized gain (loss)	1.00	(.94)	1.69	.47	(.25)	.34
Total from investment operations	1.06	(.76)	1.88	.64	(.04)	.54
Distributions from net investment income	–B	(.19)	(.18)	(.17)	(.21)	(.19)
Distributions from net realized gain	(.45)	(.26)	(.27)	(.30)	(.04)	(.19)
Total distributions	(.45)	(.45)	(.45)	(.47)	(.25)	(.38)
Net asset value, end of period	$12.79	$11.73	$12.94	$11.51	$11.34	$11.63
Total ReturnC,D,E	13.13%	(5.94)%	16.55%	6.04%	(.35)%	4.75%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	-%	-%	-%	-%
Expenses net of all reductions	- %H,I	- %H	-%	-%	-%	-%
Net investment income (loss)	.99%I	1.46%	1.52%	1.52%	1.79%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$213,499	$196,527	$222,819	$189,814	$187,438	$191,764
Portfolio turnover rateG	30%I	33%	21%	23%	17%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2025 Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Investment Grade Bond Portfolio Investor Class	20.0
VIP Overseas Portfolio Investor Class	15.3
VIP Emerging Markets Portfolio Investor Class	8.5
VIP Growth & Income Portfolio Investor Class	7.7
VIP Equity-Income Portfolio Investor Class	6.7
VIP Growth Portfolio Investor Class	6.5
VIP Contrafund Portfolio Investor Class	6.4
Fidelity Inflation-Protected Bond Index Fund	6.1
VIP Government Money Market Portfolio Investor Class 2.16%	5.8
Fidelity Long-Term Treasury Bond Index Fund	5.8
88.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.6%
International Equity Funds	23.8%
Bond Funds	33.8%
Short-Term Funds	5.8%

Investor Freedom® 2025 Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	442,657	$14,983,950
VIP Equity-Income Portfolio Investor Class (a)	720,045	15,768,978
VIP Growth & Income Portfolio Investor Class (a)	901,800	18,036,003
VIP Growth Portfolio Investor Class (a)	214,695	15,331,338
VIP Mid Cap Portfolio Investor Class (a)	140,463	4,400,718
VIP Value Portfolio Investor Class (a)	799,852	11,597,853
VIP Value Strategies Portfolio Investor Class (a)	469,395	5,679,681
TOTAL DOMESTIC EQUITY FUNDS
(Cost $69,532,418)		85,798,521

International Equity Funds - 23.8%
VIP Emerging Markets Portfolio Investor Class (a)	1,681,292	19,990,560
VIP Overseas Portfolio Investor Class (a)	1,640,730	35,735,094
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $44,662,408)		55,725,654

Bond Funds - 33.8%
Fidelity Inflation-Protected Bond Index Fund (a)	1,423,122	14,302,381
Fidelity Long-Term Treasury Bond Index Fund (a)	977,901	13,534,156
VIP High Income Portfolio Investor Class (a)	823,415	4,462,907
VIP Investment Grade Bond Portfolio Investor Class (a)	3,590,510	46,892,067
TOTAL BOND FUNDS
(Cost $76,018,758)		79,191,511

Short-Term Funds - 5.8%
VIP Government Money Market Portfolio Investor Class 2.16% (a)(b)
(Cost $13,549,055)	13,549,055	13,549,055
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $203,762,639)		234,264,741
NET OTHER ASSETS (LIABILITIES) - 0.0%		30,596
NET ASSETS - 100%		$234,295,337

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$12,164,496	$2,288,087	$919,971	$28,213	$8,547	$761,222	$14,302,381
Fidelity Long-Term Treasury Bond Index Fund	12,456,679	2,436,601	2,552,786	185,367	84,091	1,109,571	13,534,156
VIP Contrafund Portfolio Investor Class	13,653,819	2,496,808	2,171,649	1,692,347	18,161	986,811	14,983,950
VIP Emerging Markets Portfolio Investor Class	16,748,437	1,886,824	1,930,294	--	(869)	3,286,462	19,990,560
VIP Equity-Income Portfolio Investor Class	14,326,232	2,097,147	1,899,214	1,019,940	(94,423)	1,339,236	15,768,978
VIP Government Money Market Portfolio Investor Class 2.16%	10,952,186	3,236,868	639,999	131,658	--	--	13,549,055
VIP Growth & Income Portfolio Investor Class	16,331,074	3,313,297	2,378,153	1,818,699	51,033	718,752	18,036,003
VIP Growth Portfolio Investor Class	13,955,937	1,930,802	2,548,025	957,920	145,162	1,847,462	15,331,338
VIP High Income Portfolio Investor Class	3,946,494	390,261	257,726	34,466	(5,891)	389,769	4,462,907
VIP Investment Grade Bond Portfolio Investor Class	40,234,077	7,166,129	3,186,696	182,585	26,571	2,651,986	46,892,067
VIP Mid Cap Portfolio Investor Class	3,967,900	851,539	640,594	459,628	(24,553)	246,426	4,400,718
VIP Overseas Portfolio Investor Class	29,071,336	4,916,705	2,594,415	1,136,099	28,924	4,312,544	35,735,094
VIP Value Portfolio Investor Class	10,521,830	1,506,990	1,652,514	716,586	(78,945)	1,300,492	11,597,853
VIP Value Strategies Portfolio Investor Class	5,132,548	913,501	917,947	532,499	(85,865)	637,444	5,679,681
	$203,463,045	$35,431,559	$24,289,983	$8,896,007	$71,943	$19,588,177	$234,264,741

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $203,762,639)	$234,264,741
Total Investment in Securities (cost $203,762,639)		$234,264,741
Cash		30,481
Receivable for investments sold		2,715,377
Receivable for fund shares sold		150,699
Total assets		237,161,298
Liabilities
Payable for investments purchased	$2,865,857
Payable for fund shares redeemed	104
Total liabilities		2,865,961
Net Assets		$234,295,337
Net Assets consist of:
Paid in capital		$195,659,190
Total distributable earnings (loss)		38,636,147
Net Assets, for 17,026,279 shares outstanding		$234,295,337
Net Asset Value, offering price and redemption price per share ($234,295,337 ÷ 17,026,279 shares)		$13.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,046,370
Expenses
Independent trustees' fees and expenses	$397
Total expenses before reductions	397
Expense reductions	(2)
Total expenses after reductions		395
Net investment income (loss)		1,045,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	102,412
Capital gain distributions from underlying funds:
Affiliated issuers	7,849,637
Total net realized gain (loss)		7,952,049
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	19,588,177
Total change in net unrealized appreciation (depreciation)		19,588,177
Net gain (loss)		27,540,226
Net increase (decrease) in net assets resulting from operations		$28,586,201

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,045,975	$3,127,819
Net realized gain (loss)	7,952,049	7,064,030
Change in net unrealized appreciation (depreciation)	19,588,177	(24,711,367)
Net increase (decrease) in net assets resulting from operations	28,586,201	(14,519,518)
Distributions to shareholders	(6,679,341)	(6,951,203)
Share transactions
Proceeds from sales of shares	11,033,997	20,745,247
Reinvestment of distributions	6,679,341	6,951,203
Cost of shares redeemed	(8,787,885)	(18,962,480)
Net increase (decrease) in net assets resulting from share transactions	8,925,453	8,733,970
Total increase (decrease) in net assets	30,832,313	(12,736,751)
Net Assets
Beginning of period	203,463,024	216,199,775
End of period	$234,295,337	$203,463,024
Other Information
Shares
Sold	836,199	1,524,182
Issued in reinvestment of distributions	516,178	540,861
Redeemed	(669,919)	(1,406,532)
Net increase (decrease)	682,458	658,511

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2025 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$13.78	$12.15	$12.04	$12.35	$12.16
Income from Investment Operations
Net investment income (loss)A	.06	.20	.20	.18	.24	.21
Net realized and unrealized gain (loss)	1.25	(1.09)	1.94	.50	(.28)	.40
Total from investment operations	1.31	(.89)	2.14	.68	(.04)	.61
Distributions from net investment income	–B	(.19)	(.19)	(.18)	(.23)	(.20)
Distributions from net realized gain	(.41)	(.25)	(.32)	(.39)	(.04)	(.22)
Total distributions	(.41)	(.44)	(.51)	(.57)	(.27)	(.42)
Net asset value, end of period	$13.76	$12.45	$13.78	$12.15	$12.04	$12.35
Total ReturnC,D,E	14.05%	(6.56)%	17.82%	6.10%	(.32)%	5.04%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	-%	-%	-%	-%
Expenses net of all reductions	- %H,I	- %H	-%	-%	-%	-%
Net investment income (loss)	.94%I	1.44%	1.53%	1.54%	1.89%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$234,295	$203,463	$216,200	$163,933	$156,218	$139,907
Portfolio turnover rateG	22%I	30%	17%	23%	16%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount represents less than .005%.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2030 Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
VIP Overseas Portfolio Investor Class	17.8
VIP Investment Grade Bond Portfolio Investor Class	15.7
VIP Emerging Markets Portfolio Investor Class	9.5
VIP Growth & Income Portfolio Investor Class	9.2
VIP Equity-Income Portfolio Investor Class	8.1
VIP Growth Portfolio Investor Class	7.8
VIP Contrafund Portfolio Investor Class	7.7
VIP Value Portfolio Investor Class	5.9
Fidelity Long-Term Treasury Bond Index Fund	5.8
Fidelity Inflation-Protected Bond Index Fund	3.8
91.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	43.9%
International Equity Funds	27.3%
Bond Funds	27.2%
Short-Term Funds	1.6%

Investor Freedom® 2030 Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 43.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	566,170	$19,164,844
VIP Equity-Income Portfolio Investor Class (a)	920,954	20,168,893
VIP Growth & Income Portfolio Investor Class (a)	1,153,420	23,068,399
VIP Growth Portfolio Investor Class (a)	274,600	19,609,181
VIP Mid Cap Portfolio Investor Class (a)	179,656	5,628,614
VIP Value Portfolio Investor Class (a)	1,023,025	14,833,856
VIP Value Strategies Portfolio Investor Class (a)	600,364	7,264,403
TOTAL DOMESTIC EQUITY FUNDS
(Cost $94,608,263)		109,738,190

International Equity Funds - 27.3%
VIP Emerging Markets Portfolio Investor Class (a)	2,002,147	23,805,529
VIP Overseas Portfolio Investor Class (a)	2,042,495	44,485,531
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $56,644,998)		68,291,060

Bond Funds - 27.2%
Fidelity Inflation-Protected Bond Index Fund (a)	940,454	9,451,560
Fidelity Long-Term Treasury Bond Index Fund (a)	1,042,337	14,425,937
VIP High Income Portfolio Investor Class (a)	863,885	4,682,258
VIP Investment Grade Bond Portfolio Investor Class (a)	3,009,936	39,309,764
TOTAL BOND FUNDS
(Cost $64,943,450)		67,869,519

Short-Term Funds - 1.6%
VIP Government Money Market Portfolio Investor Class 2.16% (a)(b)
(Cost $3,959,119)	3,959,119	3,959,119
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $220,155,830)		249,857,888
NET OTHER ASSETS (LIABILITIES) - 0.0%		87
NET ASSETS - 100%		$249,857,975

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,047,950	$3,317,927	$357,966	$16,218	$1,552	$442,097	$9,451,560
Fidelity Long-Term Treasury Bond Index Fund	12,785,537	2,941,662	2,573,092	195,775	95,446	1,176,384	14,425,937
VIP Contrafund Portfolio Investor Class	17,564,794	3,276,102	2,945,925	2,209,449	(24,135)	1,294,008	19,164,844
VIP Emerging Markets Portfolio Investor Class	19,368,781	2,670,216	2,107,941	--	46,633	3,827,840	23,805,529
VIP Equity-Income Portfolio Investor Class	18,429,766	2,700,713	2,549,620	1,331,696	(271,376)	1,859,410	20,168,893
VIP Government Money Market Portfolio Investor Class 2.16%	3,216,944	1,021,275	279,100	39,258	--	--	3,959,119
VIP Growth & Income Portfolio Investor Class	21,009,916	4,061,134	2,968,540	2,374,493	(39,061)	1,004,950	23,068,399
VIP Growth Portfolio Investor Class	17,953,464	2,405,045	3,309,511	1,250,665	208,091	2,352,092	19,609,181
VIP High Income Portfolio Investor Class	4,105,549	520,181	344,614	36,041	(184)	401,326	4,682,258
VIP Investment Grade Bond Portfolio Investor Class	32,122,841	7,847,363	2,860,757	149,568	48,223	2,152,094	39,309,764
VIP Mid Cap Portfolio Investor Class	5,097,231	1,094,334	843,528	600,113	(58,106)	338,683	5,628,614
VIP Overseas Portfolio Investor Class	36,039,068	6,108,213	3,067,688	1,427,202	(39,247)	5,445,185	44,485,531
VIP Value Portfolio Investor Class	13,533,236	1,811,392	2,076,198	935,584	(151,276)	1,716,702	14,833,856
VIP Value Strategies Portfolio Investor Class	6,596,221	1,135,967	1,171,274	695,225	(61,080)	764,569	7,264,403
	$213,871,298	$40,911,524	$27,455,754	$11,261,287	$(244,520)	$22,775,340	$249,857,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Investor Freedom® 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $220,155,830)	$249,857,888
Total Investment in Securities (cost $220,155,830)		$249,857,888
Cash		2
Receivable for investments sold		3,282,202
Receivable for fund shares sold		92,941
Total assets		253,233,033
Liabilities
Payable for investments purchased	$3,374,954
Payable for fund shares redeemed	104
Total liabilities		3,375,058
Net Assets		$249,857,975
Net Assets consist of:
Paid in capital		$210,190,456
Total distributable earnings (loss)		39,667,519
Net Assets, for 18,449,759 shares outstanding		$249,857,975
Net Asset Value, offering price and redemption price per share ($249,857,975 ÷ 18,449,759 shares)		$13.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,068,879
Expenses
Independent trustees' fees and expenses	$421
Total expenses before reductions	421
Expense reductions	(14)
Total expenses after reductions		407
Net investment income (loss)		1,068,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(244,520)
Capital gain distributions from underlying funds:
Affiliated issuers	10,192,408
Total net realized gain (loss)		9,947,888
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	22,775,340
Total change in net unrealized appreciation (depreciation)		22,775,340
Net gain (loss)		32,723,228
Net increase (decrease) in net assets resulting from operations		$33,791,700

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,068,472	$3,068,579
Net realized gain (loss)	9,947,888	8,010,774
Change in net unrealized appreciation (depreciation)	22,775,340	(29,586,033)
Net increase (decrease) in net assets resulting from operations	33,791,700	(18,506,680)
Distributions to shareholders	(7,670,411)	(7,556,870)
Share transactions
Proceeds from sales of shares	13,610,167	35,664,187
Reinvestment of distributions	7,670,411	7,556,870
Cost of shares redeemed	(11,415,164)	(17,883,056)
Net increase (decrease) in net assets resulting from share transactions	9,865,414	25,338,001
Total increase (decrease) in net assets	35,986,703	(725,549)
Net Assets
Beginning of period	213,871,272	214,596,821
End of period	$249,857,975	$213,871,272
Other Information
Shares
Sold	1,050,143	2,653,286
Issued in reinvestment of distributions	604,445	599,010
Redeemed	(879,103)	(1,342,744)
Net increase (decrease)	775,485	1,909,552

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2030 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$13.61	$11.76	$11.68	$11.97	$11.81
Income from Investment Operations
Net investment income (loss)A	.06	.18	.19	.17	.21	.19
Net realized and unrealized gain (loss)	1.38	(1.24)	2.23	.51	(.24)	.38
Total from investment operations	1.44	(1.06)	2.42	.68	(.03)	.57
Distributions from net investment income	–B	(.18)	(.17)	(.17)	(.20)	(.18)
Distributions from net realized gain	(.43)	(.28)	(.39)	(.44)	(.05)	(.22)
Total distributions	(.43)	(.45)C	(.57)D	(.60)E	(.26)F	(.41)G
Net asset value, end of period	$13.54	$12.10	$13.61	$11.76	$11.68	$11.97
Total ReturnH,I,J	15.73%	(7.87)%	20.92%	6.50%	(.32)%	4.83%
Ratios to Average Net AssetsK,L
Expenses before reductionsM	- %N	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %M,N	- %M	-%	-%	-%	-%
Expenses net of all reductions	- %M,N	- %M	-%	-%	-%	-%
Net investment income (loss)	9.55%N	1.36%	1.46%	1.48%	1.73%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$249,858	$213,871	$214,597	$155,533	$144,692	$131,425
Portfolio turnover rateL	23%N	24%	19%	19%	12%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.278 per share.

 D Total distributions of $.57 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.391 per share.

 E Total distributions of $.60 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.435 per share.

 F Total distributions of $.26 per share is comprised of distributions from net investment income of $.202 and distributions from net realized gain of $.053 per share.

 G Total distributions of $.41 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.224 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 L Amounts do not include the activity of the Underlying Funds.

 M Amount represents less than .005%.

 N Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income	$75,275,698	$5,801,794	$(33,009)	$5,768,785
VIP Investor Freedom 2005	30,363,621	2,453,437	(35,780)	2,417,657
VIP Investor Freedom 2010	54,765,744	5,822,850	(181,996)	5,640,854
VIP Investor Freedom 2015	92,422,521	12,378,660	(247,422)	12,131,238
VIP Investor Freedom 2020	187,011,816	27,129,052	(642,052)	26,487,000
VIP Investor Freedom 2025	204,616,163	30,408,979	(760,401)	29,648,578
VIP Investor Freedom 2030	221,344,677	30,209,781	(1,696,570)	28,513,211

4. Purchases and Sales of Investments

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income	9,925,222	8,275,388
VIP Investor Freedom 2005	7,065,322	4,944,114
VIP Investor Freedom 2010	8,499,204	8,866,938
VIP Investor Freedom 2015	13,306,183	13,620,551
VIP Investor Freedom 2020	31,019,347	31,541,229
VIP Investor Freedom 2025	35,431,559	24,289,983
VIP Investor Freedom 2030	40,911,524	27,455,754

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed VIP Investor Freedom 2025 Portfolio for certain losses in the amount of $30,468.

6. Expense Reductions.

In addition, through arrangements with each applicable Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, these credits reduced expenses by the following amounts:

VIP Investor Freedom Income	$3
VIP Investor Freedom 2005	3
VIP Investor Freedom 2015	10
VIP Investor Freedom 2020	1
VIP Investor Freedom 2025	2
VIP Investor Freedom 2030	14

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
VIP Investor Freedom Income	- %
Actual		$1,000.00	$1,079.70	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2005	- %
Actual		$1,000.00	$1,092.50	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2010	- %
Actual		$1,000.00	$1,106.80	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2015	- %
Actual		$1,000.00	$1,119.10	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2020	- %
Actual		$1,000.00	$1,131.30	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2025	- %
Actual		$1,000.00	$1,140.50	$-
Hypothetical-C		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2030	- %
Actual		$1,000.00	$1,157.30	$-
Hypothetical-C		$1,000.00	$1,024.79	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

VIPIFF-SANN-0819
1.833440.113

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Semi-Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

VIP FundsManager® 20% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
Fidelity U.S. Bond Index Fund	41.5
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.42%	16.4
Fidelity Stock Selector All Cap Fund	11.9
Fidelity Cash Central Fund 2.42%	10.3
Fidelity Inflation-Protected Bond Index Fund	4.5
Fidelity Long-Term Treasury Bond Index Fund	2.0
Fidelity Emerging Markets Fund	1.4
Fidelity Overseas Fund	1.4
Fidelity New Markets Income Fund	1.0
Fidelity Floating Rate High Income Fund	1.0
91.4

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	16.4%
International Equity Funds	6.7%
Bond Funds	50.0%
Short-Term Funds	26.7%
Short-Term Investments	0.2%

 * Futures - (2.9)%

VIP FundsManager® 20% Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.1%
	Shares	Value
Fidelity Contrafund (a)	357,556	$4,712,590
Fidelity Diversified International Fund (a)	86,711	3,230,836
Fidelity Emerging Asia Fund (a)	34,366	1,506,592
Fidelity Emerging Markets Discovery Fund (a)	184,834	2,532,233
Fidelity Emerging Markets Fund (a)	343,640	11,054,906
Fidelity Equity-Income Fund (a)	77,153	4,502,638
Fidelity Europe Fund (a)	40,850	1,493,068
Fidelity Global Commodity Stock Fund (a)	300,255	3,786,212
Fidelity International Capital Appreciation Fund (a)	43,601	957,037
Fidelity International Discovery Fund (a)	62,425	2,661,823
Fidelity International Enhanced Index Fund (a)	312,495	2,968,698
Fidelity International Small Cap Fund (a)	66,078	1,758,333
Fidelity International Small Cap Opportunities Fund (a)	88,603	1,653,332
Fidelity International Value Fund (a)	256,630	2,081,266
Fidelity Japan Fund (a)	425,403	6,312,978
Fidelity Japan Smaller Companies Fund (a)	182,710	3,016,543
Fidelity Low-Priced Stock Fund (a)	88,106	4,281,073
Fidelity Mega Cap Stock Fund (a)	414,937	6,518,665
Fidelity Overseas Fund (a)	213,483	10,398,774
Fidelity Pacific Basin Fund (a)	26,304	822,271
Fidelity Real Estate Investment Portfolio (a)	165,018	7,419,218
Fidelity Stock Selector All Cap Fund (a)	1,965,758	90,464,194
Fidelity Value Discovery Fund (a)	76,428	2,170,554
TOTAL EQUITY FUNDS
(Cost $168,922,091)		176,303,834

Fixed-Income Funds - 50.0%
Fidelity Floating Rate High Income Fund (a)	806,553	7,646,125
Fidelity Inflation-Protected Bond Index Fund (a)	3,434,875	34,520,495
Fidelity Long-Term Treasury Bond Index Fund (a)	1,105,548	15,300,778
Fidelity New Markets Income Fund (a)	506,493	7,693,625
Fidelity U.S. Bond Index Fund (a)	26,840,360	316,447,838
TOTAL FIXED-INCOME FUNDS
(Cost $363,580,231)		381,608,861

Money Market Funds - 26.7%
Fidelity Cash Central Fund 2.42% (b)	78,650,147	78,665,877
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.42% (a)(c)	124,994,264	125,031,762
TOTAL MONEY MARKET FUNDS
(Cost $203,685,703)		203,697,639
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 7/18/19 to 9/26/19 (d)
(Cost $1,156,001)	1,160,000	1,156,180
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $737,344,026)		762,766,514
NET OTHER ASSETS (LIABILITIES) - 0.0%		(99,248)
NET ASSETS - 100%		$762,667,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	100	Sept. 2019	$5,267,000	$193,262	$193,262
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	82	Sept. 2019	12,071,220	(91,699)	(91,699)
ICE E-mini MSCI EAFE Index Contracts (United States)	156	Sept. 2019	15,001,740	(422,343)	(422,343)
TOTAL SOLD					(514,042)
TOTAL FUTURES CONTRACTS					$(320,780)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 3.6%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,156,180.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$306,386
Total	$306,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$4,232,782	$193,316	$514,618	$39,954	$(16,316)	$817,426	$4,712,590
Fidelity Diversified International Fund	4,430,870	37,283	1,823,045	--	(429,348)	1,015,076	3,230,836
Fidelity Emerging Asia Fund	--	1,444,577	56,456	--	460	118,011	1,506,592
Fidelity Emerging Markets Discovery Fund	--	2,527,132	98,605	--	438	103,268	2,532,233
Fidelity Emerging Markets Fund	--	10,467,024	408,328	--	3,441	992,769	11,054,906
Fidelity Equity-Income Fund	4,206,824	218,073	514,617	64,712	(39,249)	631,607	4,502,638
Fidelity Europe Fund	1,656,737	31,830	425,858	--	(68,643)	299,002	1,493,068
Fidelity Floating Rate High Income Fund	7,365,560	465,123	407,778	191,942	(3,581)	226,801	7,646,125
Fidelity Global Commodity Stock Fund	3,425,312	136,594	203,888	--	(3,562)	431,756	3,786,212
Fidelity Inflation-Protected Bond Index Fund	30,747,046	12,186,554	9,892,535	53,576	(287,033)	1,766,463	34,520,495
Fidelity International Capital Appreciation Fund	1,057,683	19,336	312,699	--	30,831	161,886	957,037
Fidelity International Discovery Fund	3,659,396	43,331	1,503,780	--	(329,046)	791,922	2,661,823
Fidelity International Enhanced Index Fund	3,432,947	53,539	885,259	--	(127,203)	494,674	2,968,698
Fidelity International Small Cap Fund	1,437,579	206,427	75,073	--	1,497	187,903	1,758,333
Fidelity International Small Cap Opportunities Fund	1,812,941	33,797	429,528	--	61,868	174,254	1,653,332
Fidelity International Value Fund	2,313,061	41,579	510,435	--	(93,540)	330,601	2,081,266
Fidelity Investments Money Market Government Portfolio Institutional Class 2.30%	83,379,133	9,869,593	93,248,726	679,398	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.42%	122,641,026	11,592,065	9,213,571	1,492,481	501	11,741	125,031,762
Fidelity Japan Fund	5,766,339	296,745	492,869	--	(7,432)	750,195	6,312,978
Fidelity Japan Smaller Companies Fund	2,766,230	--	--	--	--	250,313	3,016,543
Fidelity Long-Term Treasury Bond Index Fund	20,962,126	4,693,371	11,348,246	208,322	(374,578)	1,368,105	15,300,778
Fidelity Low-Priced Stock Fund	4,156,325	153,307	514,563	--	(47,310)	533,314	4,281,073
Fidelity Mega Cap Stock Fund	6,104,354	230,109	771,001	--	(80,703)	1,035,906	6,518,665
Fidelity New Markets Income Fund	3,447,653	4,266,741	386,145	174,141	(9,075)	374,451	7,693,625
Fidelity Overseas Fund	5,037,536	4,984,681	1,177,791	--	(105,759)	1,660,107	10,398,774
Fidelity Pacific Basin Fund	849,900	17,192	182,907	--	4,752	133,334	822,271
Fidelity Real Estate Investment Portfolio	744,366	6,558,406	151,733	21,202	3,977	264,202	7,419,218
Fidelity Stock Selector All Cap Fund	81,595,573	3,000,433	9,678,451	(3,617)	(547,186)	16,093,825	90,464,194
Fidelity U.S. Bond Index Fund	317,264,615	24,678,911	39,392,152	4,444,493	(406,581)	14,303,045	316,447,838
Fidelity Value Discovery Fund	2,090,155	76,215	256,153	--	(8,570)	268,907	2,170,554
	$726,584,069	$98,523,284	$184,876,810	$7,366,604	$(2,876,950)	$45,590,864	$682,944,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$176,303,834	$176,303,834	$--	$--
Fixed-Income Funds	381,608,861	381,608,861	--	--
Money Market Funds	203,697,639	203,697,639	--	--
Other Short-Term Investments	1,156,180	--	1,156,180	--
Total Investments in Securities:	$762,766,514	$761,610,334	$1,156,180	$--
Derivative Instruments:
Assets
Futures Contracts	$193,262	$193,262	$--	$--
Total Assets	$193,262	$193,262	$--	$--
Liabilities
Futures Contracts	$(514,042)	$(514,042)	$--	$--
Total Liabilities	$(514,042)	$(514,042)	$--	$--
Total Derivative Instruments:	$(320,780)	$(320,780)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$193,262	$(514,042)
Total Equity Risk	193,262	(514,042)
Total Value of Derivatives	$193,262	$(514,042)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,156,001)	$1,156,180
Fidelity Central Funds (cost $78,665,877)	78,665,877
Other affiliated issuers (cost $657,522,148)	682,944,457
Total Investment in Securities (cost $737,344,026)		$762,766,514
Receivable for investments sold		55,950
Receivable for fund shares sold		8,057
Distributions receivable from Fidelity Central Funds		178,654
Total assets		763,009,175
Liabilities
Payable for fund shares redeemed	$72,305
Accrued management fee	125,531
Distribution and service plan fees payable	1,163
Payable for daily variation margin on futures contracts	142,910
Total liabilities		341,909
Net Assets		$762,667,266
Net Assets consist of:
Paid in capital		$736,464,685
Total distributable earnings (loss)		26,202,581
Net Assets		$762,667,266
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($56,370 ÷ 5,127 shares)		$10.99
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,396,097 ÷ 857,559 shares)		$10.96
Investor Class:
Net Asset Value, offering price and redemption price per share ($753,214,799 ÷ 68,550,689 shares)		$10.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,283,253
Interest		16,734
Income from Fidelity Central Funds		306,386
Total income		7,606,373
Expenses
Management fee	$921,177
Distribution and service plan fees	11,044
Independent trustees' fees and expenses	1,348
Miscellaneous	97
Total expenses before reductions	933,666
Expense reductions	(189,107)
Total expenses after reductions		744,559
Net investment income (loss)		6,861,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	650
Affiliated issuers	(2,876,950)
Foreign currency transactions	(19)
Futures contracts	(1,889,247)
Capital gain distributions from underlying funds:
Affiliated issuers	83,351
Total net realized gain (loss)		(4,682,215)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	196
Fidelity Central Funds	(89)
Other affiliated issuers	45,590,864
Futures contracts	(399,935)
Total change in net unrealized appreciation (depreciation)		45,191,036
Net gain (loss)		40,508,821
Net increase (decrease) in net assets resulting from operations		$47,370,635

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,861,814	$14,334,846
Net realized gain (loss)	(4,682,215)	30,241,630
Change in net unrealized appreciation (depreciation)	45,191,036	(57,132,369)
Net increase (decrease) in net assets resulting from operations	47,370,635	(12,555,893)
Distributions to shareholders	(29,912,416)	(46,235,998)
Share transactions - net increase (decrease)	17,083,975	1,378,738
Total increase (decrease) in net assets	34,542,194	(57,413,153)
Net Assets
Beginning of period	728,125,072	785,538,225
End of period	$762,667,266	$728,125,072

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 20% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$11.63	$11.04	$11.02	$11.51	$11.33
Income from Investment Operations
Net investment income (loss)A	.10	.21	.16	.14	.13	.15
Net realized and unrealized gain (loss)	.59	(.40)	.65	.17	(.13)	.32
Total from investment operations	.69	(.19)	.81	.31	–B	.47
Distributions from net investment income	(.02)	(.21)	(.15)	(.14)	(.13)	(.15)
Distributions from net realized gain	(.43)	(.48)	(.07)	(.15)	(.36)	(.15)
Total distributions	(.45)	(.69)	(.22)	(.29)	(.49)	(.29)C
Net asset value, end of period	$10.99	$10.75	$11.63	$11.04	$11.02	$11.51
Total ReturnD,E,F	6.57%	(1.67)%	7.33%	2.83%	(.03)%	4.21%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.86%J	1.87%	1.41%	1.25%	1.16%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$56	$55	$59	$60	$62	$68
Portfolio turnover rateG,H	28%J	47%	61%	58%	44%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$11.60	$11.01	$11.00	$11.49	$11.32
Income from Investment Operations
Net investment income (loss)A	.09	.19	.14	.12	.11	.13
Net realized and unrealized gain (loss)	.60	(.40)	.65	.17	(.12)	.32
Total from investment operations	.69	(.21)	.79	.29	(.01)	.45
Distributions from net investment income	(.02)	(.19)	(.13)	(.13)	(.12)	(.13)
Distributions from net realized gain	(.43)	(.48)	(.07)	(.15)	(.36)	(.15)
Total distributions	(.45)	(.67)	(.20)	(.28)	(.48)	(.28)
Net asset value, end of period	$10.96	$10.72	$11.60	$11.01	$11.00	$11.49
Total ReturnB,C,D	6.58%	(1.82)%	7.19%	2.66%	(.17)%	3.98%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.71%H	1.72%	1.26%	1.10%	1.01%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$9,396	$8,286	$8,188	$7,529	$1,454	$1,426
Portfolio turnover rateE,F	28%H	47%	61%	58%	44%	28%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$11.62	$11.04	$11.01	$11.50	$11.33
Income from Investment Operations
Net investment income (loss)A	.10	.21	.16	.14	.13	.15
Net realized and unrealized gain (loss)	.60	(.40)	.64	.18	(.13)	.31
Total from investment operations	.70	(.19)	.80	.32	–B	.46
Distributions from net investment income	(.02)	(.21)	(.15)	(.14)	(.13)	(.15)
Distributions from net realized gain	(.43)	(.48)	(.07)	(.15)	(.36)	(.15)
Total distributions	(.45)	(.69)	(.22)	(.29)	(.49)	(.29)C
Net asset value, end of period	$10.99	$10.74	$11.62	$11.04	$11.01	$11.50
Total ReturnD,E,F	6.68%	(1.67)%	7.24%	2.93%	(.03)%	4.12%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.86%J	1.87%	1.41%	1.25%	1.16%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$753,215	$719,784	$777,291	$739,074	$732,911	$760,583
Portfolio turnover rateG,H	28%J	47%	61%	58%	44%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.147 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
Fidelity U.S. Bond Index Fund	31.3
Fidelity Stock Selector All Cap Fund	27.7
Fidelity Cash Central Fund 2.42%	6.0
Fidelity Overseas Fund	5.2
Fidelity Inflation-Protected Bond Index Fund	4.0
Fidelity Mega Cap Stock Fund	2.2
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.42%	2.2
Fidelity Long-Term Treasury Bond Index Fund	1.9
Fidelity Emerging Markets Fund	1.6
Fidelity Japan Fund	1.6
83.7

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	37.2%
International Equity Funds	15.3%
Bond Funds	39.2%
Short-Term Funds	8.2%
Short-Term Investments	0.1%

 * Futures - (1.8)%

VIP FundsManager® 50% Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.5%
	Shares	Value
Fidelity Contrafund (a)	6,597,258	$86,951,860
Fidelity Emerging Asia Fund (a)	318,452	13,960,916
Fidelity Emerging Markets Discovery Fund (a)	1,701,088	23,304,900
Fidelity Emerging Markets Fund (a)	2,909,077	93,585,017
Fidelity Equity-Income Fund (a)	1,490,579	86,990,173
Fidelity Europe Fund (a)	939,476	34,337,847
Fidelity Global Commodity Stock Fund (a)	4,479,947	56,492,126
Fidelity International Capital Appreciation Fund (a)	1,000,385	21,958,450
Fidelity International Discovery Fund (a)	674,273	28,750,983
Fidelity International Enhanced Index Fund (a)	7,134,790	67,780,504
Fidelity International Small Cap Fund (a)	1,412,565	37,588,358
Fidelity International Small Cap Opportunities Fund (a)	1,901,067	35,473,905
Fidelity International Value Fund (a)	5,995,751	48,625,540
Fidelity Japan Fund (a)	6,230,805	92,465,145
Fidelity Japan Smaller Companies Fund (a)	4,421,975	73,006,814
Fidelity Large Cap Value Enhanced Index Fund (a)	1,268,237	16,461,713
Fidelity Low-Priced Stock Fund (a)	1,595,428	77,521,835
Fidelity Mega Cap Stock Fund (a)	8,076,351	126,879,480
Fidelity Overseas Fund (a)	6,168,498	300,467,526
Fidelity Pacific Basin Fund (a)	598,768	18,717,474
Fidelity Real Estate Investment Portfolio (a)	1,253,147	56,341,498
Fidelity Stock Selector All Cap Fund (a)	35,061,781	1,613,543,179
Fidelity Value Discovery Fund (a)	1,446,868	41,091,050
TOTAL EQUITY FUNDS
(Cost $2,905,454,703)		3,052,296,293

Fixed-Income Funds - 39.2%
Fidelity Floating Rate High Income Fund (a)	6,092,157	57,753,652
Fidelity Inflation-Protected Bond Index Fund (a)	23,265,927	233,822,567
Fidelity Long-Term Treasury Bond Index Fund (a)	7,957,418	110,130,668
Fidelity New Markets Income Fund (a)	3,748,804	56,944,337
Fidelity U.S. Bond Index Fund (a)	154,371,476	1,820,039,701
TOTAL FIXED-INCOME FUNDS
(Cost $2,208,362,249)		2,278,690,925

Money Market Funds - 8.2%
Fidelity Cash Central Fund 2.42% (b)	351,026,114	351,096,319
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.42%(a)(c)	125,845,654	125,883,408
TOTAL MONEY MARKET FUNDS
(Cost $476,966,274)		476,979,727
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.36% to 2.39% 7/18/19 to 8/15/19 (d)
(Cost $10,104,361)	10,120,000	10,106,480
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,600,887,587)		5,818,073,425
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,408,160)
NET ASSETS - 100%		$5,816,665,265

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,788	Sept. 2019	$94,173,960	$3,451,144	$3,451,144
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,289	Sept. 2019	123,956,685	(2,228,058)	(2,228,058)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	388	Sept. 2019	76,509,577	(1,529,710)	(1,529,710)
TOTAL SOLD					(3,757,768)
TOTAL FUTURES CONTRACTS					$(306,624)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

The notional amount of futures sold as a percentage of Net Assets is 3.4%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,901,548.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,671,591
Total	$2,671,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$81,424,422	$849,387	$10,650,614	$772,689	$(311,218)	$15,639,883	$86,951,860
Fidelity Diversified International Fund	84,215,670	5,025,865	100,676,840	--	6,561,730	4,873,575	--
Fidelity Emerging Asia Fund	4,851,952	8,645,086	1,123,212	--	52,892	1,534,198	13,960,916
Fidelity Emerging Markets Discovery Fund	8,544,213	15,128,185	1,964,458	--	(243,345)	1,840,305	23,304,900
Fidelity Emerging Markets Fund	12,349,217	81,204,719	8,809,234	--	444,579	8,395,736	93,585,017
Fidelity Equity-Income Fund	84,419,412	1,374,844	10,650,874	1,297,885	(818,148)	12,664,939	86,990,173
Fidelity Europe Fund	31,465,933	2,181,658	4,523,415	--	49,750	5,163,921	34,337,847
Fidelity Floating Rate High Income Fund	58,727,834	1,566,140	4,327,009	1,510,009	30,374	1,756,313	57,753,652
Fidelity Global Commodity Stock Fund	54,096,716	56,147	4,326,946	--	(176,249)	6,842,458	56,492,126
Fidelity Inflation-Protected Bond Index Fund	230,889,750	57,615,414	65,543,106	392,416	(2,178,823)	13,039,332	233,822,567
Fidelity International Capital Appreciation Fund	20,110,027	450,832	3,079,600	--	455,258	4,021,933	21,958,450
Fidelity International Discovery Fund	68,569,273	5,090,464	55,222,224	--	10,278,396	35,074	28,750,983
Fidelity International Enhanced Index Fund	65,120,150	3,609,692	9,021,755	--	(723,551)	8,795,968	67,780,504
Fidelity International Small Cap Fund	30,103,155	8,236,434	5,010,976	--	259,193	4,000,552	37,588,358
Fidelity International Small Cap Opportunities Fund	32,767,889	2,203,997	4,717,573	--	517,094	4,702,498	35,473,905
Fidelity International Value Fund	44,604,317	3,857,851	5,088,082	--	(513,168)	5,764,622	48,625,540
Fidelity Investments Money Market Government Portfolio Institutional Class 2.30%	272,552,553	1,719,322	274,271,875	1,751,732	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.42%	190,683,915	2,237,263	67,056,579	1,979,235	6,237	12,572	125,883,408
Fidelity Japan Fund	106,111,858	93,261	26,337,698	--	(287,632)	12,885,356	92,465,145
Fidelity Japan Smaller Companies Fund	66,948,708	--	--	--	--	6,058,106	73,006,814
Fidelity Large Cap Value Enhanced Index Fund	16,385,760	15,737	2,121,757	--	(158,588)	2,340,561	16,461,713
Fidelity Long-Term Treasury Bond Index Fund	146,915,068	44,280,034	87,326,676	1,394,190	(2,108,451)	8,370,693	110,130,668
Fidelity Low-Priced Stock Fund	78,901,999	76,336	10,650,252	--	(1,030,941)	10,224,693	77,521,835
Fidelity Mega Cap Stock Fund	123,459,126	114,457	15,983,841	--	(1,805,646)	21,095,384	126,879,480
Fidelity New Markets Income Fund	27,136,859	31,139,376	4,158,150	1,343,805	(233,103)	3,059,355	56,944,337
Fidelity Overseas Fund	230,833,465	59,578,578	40,383,375	--	2,770,916	47,667,942	300,467,526
Fidelity Pacific Basin Fund	16,637,686	1,332,438	2,429,928	--	(388,076)	3,565,354	18,717,474
Fidelity Real Estate Investment Portfolio	13,774,581	41,913,227	1,891,807	161,616	107,482	2,438,015	56,341,498
Fidelity Stock Selector All Cap Fund	1,501,902,653	79,839,470	248,202,898	(38,370)	(11,506,688)	291,510,642	1,613,543,179
Fidelity U.S. Bond Index Fund	1,852,773,265	123,015,884	237,738,771	26,209,529	(1,572,163)	83,561,486	1,820,039,701
Fidelity Value Discovery Fund	41,266,067	38,116	5,328,951	--	(179,531)	5,295,349	41,091,050
	$5,598,543,493	$582,490,214	$1,318,618,476	$36,774,736	$(2,701,420)	$597,156,815	$5,456,870,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,052,296,293	$3,052,296,293	$--	$--
Fixed-Income Funds	2,278,690,925	2,278,690,925	--	--
Money Market Funds	476,979,727	476,979,727	--	--
Other Short-Term Investments	10,106,480	--	10,106,480	--
Total Investments in Securities:	$5,818,073,425	$5,807,966,945	$10,106,480	$--
Derivative Instruments:
Assets
Futures Contracts	$3,451,144	$3,451,144	$--	$--
Total Assets	$3,451,144	$3,451,144	$--	$--
Liabilities
Futures Contracts	$(3,757,768)	$(3,757,768)	$--	$--
Total Liabilities	$(3,757,768)	$(3,757,768)	$--	$--
Total Derivative Instruments:	$(306,624)	$(306,624)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,451,144	$(3,757,768)
Total Equity Risk	3,451,144	(3,757,768)
Total Value of Derivatives	$3,451,144	$(3,757,768)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,104,361)	$10,106,480
Fidelity Central Funds (cost $351,095,492)	351,096,319
Other affiliated issuers (cost $5,239,687,734)	5,456,870,626
Total Investment in Securities (cost $5,600,887,587)		$5,818,073,425
Receivable for investments sold		5,936,079
Receivable for fund shares sold		7,781
Distributions receivable from Fidelity Central Funds		948,334
Total assets		5,824,965,619
Liabilities
Payable for fund shares redeemed	$6,480,092
Accrued management fee	962,364
Distribution and service plan fees payable	12,053
Payable for daily variation margin on futures contracts	845,845
Total liabilities		8,300,354
Net Assets		$5,816,665,265
Net Assets consist of:
Paid in capital		$5,592,108,853
Total distributable earnings (loss)		224,556,412
Net Assets		$5,816,665,265
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($55,674 ÷ 4,738 shares)		$11.75
Service Class 2:
Net Asset Value, offering price and redemption price per share ($97,771,079 ÷ 8,361,320 shares)		$11.69
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,718,838,512 ÷ 487,012,751 shares)		$11.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$35,134,202
Interest		156,228
Income from Fidelity Central Funds		2,671,591
Total income		37,962,021
Expenses
Management fee	$7,236,162
Distribution and service plan fees	118,438
Independent trustees' fees and expenses	10,606
Total expenses before reductions	7,365,206
Expense reductions	(1,497,831)
Total expenses after reductions		5,867,375
Net investment income (loss)		32,094,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,023)
Affiliated issuers	(2,701,420)
Foreign currency transactions	515
Futures contracts	(13,106,562)
Capital gain distributions from underlying funds:
Affiliated issuers	1,640,534
Total net realized gain (loss)		(14,181,956)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,332
Affiliated issuers	597,156,815
Futures contracts	(2,937,809)
Total change in net unrealized appreciation (depreciation)		594,221,338
Net gain (loss)		580,039,382
Net increase (decrease) in net assets resulting from operations		$612,134,028

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,094,646	$96,931,670
Net realized gain (loss)	(14,181,956)	581,129,126
Change in net unrealized appreciation (depreciation)	594,221,338	(990,632,455)
Net increase (decrease) in net assets resulting from operations	612,134,028	(312,571,659)
Distributions to shareholders	(559,319,202)	(574,970,718)
Share transactions - net increase (decrease)	137,913,206	(210,578,783)
Total increase (decrease) in net assets	190,728,032	(1,098,121,160)
Net Assets
Beginning of period	5,625,937,233	6,724,058,393
End of period	$5,816,665,265	$5,625,937,233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 50% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$13.53	$12.03	$11.85	$12.39	$12.01
Income from Investment Operations
Net investment income (loss)A	.06	.19	.16	.15	.15	.17
Net realized and unrealized gain (loss)	1.19	(.86)	1.58	.35	(.13)	.45
Total from investment operations	1.25	(.67)	1.74	.50	.02	.62
Distributions from net investment income	(.03)	(.18)	(.15)	(.15)	(.14)	(.14)
Distributions from net realized gain	(1.15)	(1.00)	(.08)	(.16)	(.42)	(.10)
Total distributions	(1.18)	(1.18)	(.24)B	(.32)C	(.56)	(.24)
Net asset value, end of period	$11.75	$11.68	$13.53	$12.03	$11.85	$12.39
Total ReturnD,E,F	11.21%	(5.28)%	14.45%	4.31%	.06%	5.18%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.11%J	1.52%	1.21%	1.26%	1.19%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$56	$55	$64	$62	$64	$73
Portfolio turnover rateG,H	21%J	80%	47%	40%	24%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.083 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.64	$13.48	$11.99	$11.82	$12.35	$11.98
Income from Investment Operations
Net investment income (loss)A	.06	.17	.14	.13	.13	.15
Net realized and unrealized gain (loss)	1.17	(.85)	1.57	.34	(.12)	.44
Total from investment operations	1.23	(.68)	1.71	.47	.01	.59
Distributions from net investment income	(.03)	(.16)	(.13)	(.13)	(.12)	(.12)
Distributions from net realized gain	(1.15)	(1.00)	(.08)	(.16)	(.42)	(.10)
Total distributions	(1.18)	(1.16)	(.22)B	(.30)C	(.54)	(.22)
Net asset value, end of period	$11.69	$11.64	$13.48	$11.99	$11.82	$12.35
Total ReturnD,E,F	11.05%	(5.38)%	14.24%	4.08%	(.02)%	4.95%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.50%J	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.96%J	1.37%	1.06%	1.11%	1.04%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$97,771	$90,234	$100,867	$90,983	$83,447	$88,771
Portfolio turnover rateG,H	21%J	80%	47%	40%	24%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.68	$13.52	$12.02	$11.85	$12.38	$12.01
Income from Investment Operations
Net investment income (loss)A	.06	.19	.16	.15	.15	.17
Net realized and unrealized gain (loss)	1.18	(.85)	1.58	.34	(.12)	.44
Total from investment operations	1.24	(.66)	1.74	.49	.03	.61
Distributions from net investment income	(.03)	(.18)	(.15)	(.15)	(.14)	(.14)
Distributions from net realized gain	(1.15)	(1.00)	(.08)	(.16)	(.42)	(.10)
Total distributions	(1.18)	(1.18)	(.24)B	(.32)C	(.56)	(.24)
Net asset value, end of period	$11.74	$11.68	$13.52	$12.02	$11.85	$12.38
Total ReturnD,E,F	11.11%	(5.20)%	14.46%	4.22%	.14%	5.10%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.11%J	1.52%	1.21%	1.26%	1.19%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$5,718,839	$5,535,648	$6,623,127	$6,179,579	$6,046,146	$5,085,755
Portfolio turnover rateG,H	21%J	80%	47%	40%	24%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.083 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
Fidelity Stock Selector All Cap Fund	33.6
Fidelity U.S. Bond Index Fund	26.2
Fidelity Overseas Fund	6.4
Fidelity Inflation-Protected Bond Index Fund	3.8
Fidelity Mega Cap Stock Fund	2.5
Fidelity Japan Fund	1.9
Fidelity Long-Term Treasury Bond Index Fund	1.9
Fidelity Emerging Markets Fund	1.8
Fidelity Cash Central Fund 2.42%	1.7
Fidelity Equity-Income Fund	1.7
81.5

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	44.3%
International Equity Funds	18.4%
Bond Funds	33.9%
Short-Term Funds	3.2%
Short-Term Investments	0.2%

 * Futures - (1.9)%

VIP FundsManager® 60% Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.7%
	Shares	Value
Fidelity Contrafund (a)	7,251,711	$95,577,554
Fidelity Emerging Asia Fund (a)	322,599	14,142,738
Fidelity Emerging Markets Discovery Fund (a)	1,724,612	23,627,178
Fidelity Emerging Markets Fund (a)	3,254,625	104,701,274
Fidelity Equity-Income Fund (a)	1,640,113	95,716,981
Fidelity Europe Fund (a)	1,101,672	40,266,103
Fidelity Global Commodity Stock Fund (a)	4,346,791	54,813,039
Fidelity International Capital Appreciation Fund (a)	1,172,459	25,735,467
Fidelity International Discovery Fund (a)	1,136,359	48,454,353
Fidelity International Enhanced Index Fund (a)	8,090,276	76,857,618
Fidelity International Small Cap Fund (a)	1,618,683	43,073,161
Fidelity International Small Cap Opportunities Fund (a)	2,178,184	40,644,916
Fidelity International Value Fund (a)	7,273,671	58,989,474
Fidelity Japan Fund (a)	7,442,733	110,450,158
Fidelity Japan Smaller Companies Fund (a)	5,055,826	83,471,679
Fidelity Large Cap Value Enhanced Index Fund (a)	2,194,988	28,490,944
Fidelity Low-Priced Stock Fund (a)	1,755,265	85,288,314
Fidelity Mega Cap Stock Fund (a)	8,899,957	139,818,321
Fidelity Overseas Fund (a)	7,421,205	361,486,881
Fidelity Pacific Basin Fund (a)	702,517	21,960,684
Fidelity Real Estate Investment Portfolio (a)	1,218,980	54,805,344
Fidelity Stock Selector All Cap Fund (a)	41,400,032	1,905,229,463
Fidelity Value Discovery Fund (a)	1,592,370	45,223,307
TOTAL EQUITY FUNDS
(Cost $3,378,293,157)		3,558,824,951

Fixed-Income Funds - 33.9%
Fidelity Floating Rate High Income Fund (a)	5,913,950	56,064,248
Fidelity Inflation-Protected Bond Index Fund (a)	21,519,471	216,270,681
Fidelity Long-Term Treasury Bond Index Fund (a)	7,736,245	107,069,638
Fidelity New Markets Income Fund (a)	3,625,612	55,073,053
Fidelity U.S. Bond Index Fund (a)	126,183,961	1,487,708,904
TOTAL FIXED-INCOME FUNDS
(Cost $1,839,726,852)		1,922,186,524

Money Market Funds - 3.2%
Fidelity Cash Central Fund 2.42% (b)	98,771,695	98,791,449
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.42%(a)(c)	84,505,195	84,530,547
TOTAL MONEY MARKET FUNDS
(Cost $183,313,542)		183,321,996
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.16% to 2.39% 7/18/19 to 9/12/19 (d)
(Cost $11,311,717)	11,330,000	11,314,061
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,412,645,268)		5,675,647,532
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,353,044)
NET ASSETS - 100%		$5,674,294,488

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,675	Sept. 2019	$88,222,250	$3,233,037	$3,233,037
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	923	Sept. 2019	88,760,295	(1,465,556)	(1,465,556)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	544	Sept. 2019	107,271,159	(2,144,748)	(2,144,748)
TOTAL SOLD					(3,610,304)
TOTAL FUTURES CONTRACTS					$(377,267)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,299,861.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$667,845
Total	$667,845

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$88,050,901	$1,459,074	$10,515,800	$833,116	$(356,344)	$16,939,723	$95,577,554
Fidelity Diversified International Fund	98,972,374	6,733,400	119,222,278	--	29,886,847	(16,370,343)	--
Fidelity Emerging Asia Fund	4,715,904	8,643,961	786,612	--	35,070	1,534,415	14,142,738
Fidelity Emerging Markets Discovery Fund	8,278,973	15,127,485	1,363,072	--	(153,871)	1,737,663	23,627,178
Fidelity Emerging Markets Fund	20,794,682	79,489,341	6,196,826	--	(177,608)	10,791,685	104,701,274
Fidelity Equity-Income Fund	91,381,985	2,026,898	10,515,883	1,400,856	(800,567)	13,624,548	95,716,981
Fidelity Europe Fund	37,045,442	2,995,879	5,892,539	--	(186,935)	6,304,256	40,266,103
Fidelity Floating Rate High Income Fund	55,916,157	1,830,501	3,378,455	1,440,845	18,058	1,677,987	56,064,248
Fidelity Global Commodity Stock Fund	51,432,835	389,689	3,378,431	--	(125,622)	6,494,568	54,813,039
Fidelity Inflation-Protected Bond Index Fund	194,749,331	65,433,697	53,210,964	333,502	(1,701,582)	11,000,199	216,270,681
Fidelity International Capital Appreciation Fund	23,578,856	1,235,198	4,340,823	--	488,005	4,774,231	25,735,467
Fidelity International Discovery Fund	80,558,575	6,830,997	51,476,077	--	(7,071,859)	19,612,717	48,454,353
Fidelity International Enhanced Index Fund	76,793,458	4,985,543	14,283,608	--	(1,287,525)	10,649,750	76,857,618
Fidelity International Small Cap Fund	35,860,014	8,712,126	6,448,077	--	303,539	4,645,559	43,073,161
Fidelity International Small Cap Opportunities Fund	37,679,803	3,021,788	6,073,718	--	389,890	5,627,153	40,644,916
Fidelity International Value Fund	52,483,982	5,161,162	4,859,337	--	(461,387)	6,665,054	58,989,474
Fidelity Investments Money Market Government Portfolio Institutional Class 2.30%	175,947,358	253,461,818	429,409,176	1,008,215	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.42%	82,786,699	28,658,316	26,925,134	1,090,638	2,244	8,422	84,530,547
Fidelity Japan Fund	108,255,908	643,077	12,141,493	--	(102,332)	13,794,998	110,450,158
Fidelity Japan Smaller Companies Fund	76,545,198	--	--	--	--	6,926,481	83,471,679
Fidelity Large Cap Value Enhanced Index Fund	27,193,093	164,182	2,521,095	--	(189,431)	3,844,195	28,490,944
Fidelity Long-Term Treasury Bond Index Fund	125,053,091	48,886,250	72,515,751	1,225,993	(2,075,048)	7,721,096	107,069,638
Fidelity Low-Priced Stock Fund	85,242,387	625,802	10,515,643	--	(998,539)	10,934,307	85,288,314
Fidelity Mega Cap Stock Fund	133,753,904	938,507	15,774,065	--	(1,767,236)	22,667,211	139,818,321
Fidelity New Markets Income Fund	25,913,953	29,597,019	3,125,351	1,277,568	(153,104)	2,840,536	55,073,053
Fidelity Overseas Fund	282,360,057	71,319,332	53,166,771	--	2,586,726	58,387,537	361,486,881
Fidelity Pacific Basin Fund	19,678,051	1,704,297	3,148,965	--	180,041	3,547,260	21,960,684
Fidelity Real Estate Investment Portfolio	15,596,157	38,012,443	1,330,166	154,871	27,296	2,499,614	54,805,344
Fidelity Stock Selector All Cap Fund	1,712,686,646	120,098,619	248,538,902	(22,286)	(12,918,856)	333,901,956	1,905,229,463
Fidelity U.S. Bond Index Fund	1,421,133,755	189,235,647	189,035,679	21,058,981	(77,236)	66,452,417	1,487,708,904
Fidelity Value Discovery Fund	44,633,718	312,871	5,257,894	--	(101,688)	5,636,300	45,223,307
	$5,295,073,247	$997,734,919	$1,375,348,585	$29,802,299	$3,210,946	$644,871,495	$5,565,542,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,558,824,951	$3,558,824,951	$--	$--
Fixed-Income Funds	1,922,186,524	1,922,186,524	--	--
Money Market Funds	183,321,996	183,321,996	--	--
Other Short-Term Investments	11,314,061	--	11,314,061	--
Total Investments in Securities:	$5,675,647,532	$5,664,333,471	$11,314,061	$--
Derivative Instruments:
Assets
Futures Contracts	$3,233,037	$3,233,037	$--	$--
Total Assets	$3,233,037	$3,233,037	$--	$--
Liabilities
Futures Contracts	$(3,610,304)	$(3,610,304)	$--	$--
Total Liabilities	$(3,610,304)	$(3,610,304)	$--	$--
Total Derivative Instruments:	$(377,267)	$(377,267)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,233,037	$(3,610,304)
Total Equity Risk	3,233,037	(3,610,304)
Total Value of Derivatives	$3,233,037	$(3,610,304)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,311,717)	$11,314,061
Fidelity Central Funds (cost $98,791,449)	98,791,449
Other affiliated issuers (cost $5,302,542,102)	5,565,542,022
Total Investment in Securities (cost $5,412,645,268)		$5,675,647,532
Receivable for investments sold		3,960,619
Receivable for fund shares sold		2,059,594
Distributions receivable from Fidelity Central Funds		403,036
Total assets		5,682,070,781
Liabilities
Payable for investments purchased	$1,904,806
Payable for fund shares redeemed	4,200,569
Accrued management fee	930,061
Distribution and service plan fees payable	70,513
Payable for daily variation margin on futures contracts	670,344
Total liabilities		7,776,293
Net Assets		$5,674,294,488
Net Assets consist of:
Paid in capital		$5,406,275,347
Total distributable earnings (loss)		268,019,141
Net Assets		$5,674,294,488
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($2,781,526 ÷ 287,943 shares)		$9.66
Service Class 2:
Net Asset Value, offering price and redemption price per share ($574,104,203 ÷ 59,647,843 shares)		$9.62
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,097,408,759 ÷ 527,740,039 shares)		$9.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$28,033,740
Interest		147,849
Income from Fidelity Central Funds		667,845
Total income		28,849,434
Expenses
Management fee	$6,909,844
Distribution and service plan fees	697,371
Independent trustees' fees and expenses	10,082
Total expenses before reductions	7,617,297
Expense reductions	(1,663,048)
Total expenses after reductions		5,954,249
Net investment income (loss)		22,895,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(37,428)
Affiliated issuers	3,210,946
Foreign currency transactions	653
Futures contracts	(12,890,685)
Capital gain distributions from underlying funds:
Affiliated issuers	1,768,559
Total net realized gain (loss)		(7,947,955)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,596
Affiliated issuers	644,871,495
Futures contracts	(2,900,681)
Total change in net unrealized appreciation (depreciation)		641,973,410
Net gain (loss)		634,025,455
Net increase (decrease) in net assets resulting from operations		$656,920,640

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,895,185	$83,372,695
Net realized gain (loss)	(7,947,955)	921,185,123
Change in net unrealized appreciation (depreciation)	641,973,410	(1,366,248,645)
Net increase (decrease) in net assets resulting from operations	656,920,640	(361,690,827)
Distributions to shareholders	(901,201,017)	(782,439,317)
Share transactions - net increase (decrease)	607,921,272	123,840,689
Total increase (decrease) in net assets	363,640,895	(1,020,289,455)
Net Assets
Beginning of period	5,310,653,593	6,330,943,048
End of period	$5,674,294,488	$5,310,653,593

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 60% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$12.50	$11.03	$11.06	$11.97	$11.81
Income from Investment Operations
Net investment income (loss)A	.04	.16	.13	.13	.13	.15
Net realized and unrealized gain (loss)	1.17	(.87)	1.73	.36	(.07)	.48
Total from investment operations	1.21	(.71)	1.86	.49	.06	.63
Distributions from net investment income	(.03)	(.14)	(.13)	(.14)	(.13)	(.15)
Distributions from net realized gain	(1.74)	(1.42)	(.25)	(.38)	(.84)	(.32)
Total distributions	(1.77)	(1.57)B	(.39)C	(.52)	(.97)	(.47)
Net asset value, end of period	$9.66	$10.22	$12.50	$11.03	$11.06	$11.97
Total ReturnD,E,F	12.72%	(6.44)%	16.99%	4.79%	.41%	5.40%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.35%J	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.84%J	1.40%	1.11%	1.19%	1.11%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$2,782	$50	$61	$59	$60	$69
Portfolio turnover rateG,H	37%J	91%	47%	35%	30%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.57 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $1.424 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.251 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.20	$12.47	$11.01	$11.04	$11.95	$11.79
Income from Investment Operations
Net investment income (loss)A	.03	.14	.11	.11	.11	.13
Net realized and unrealized gain (loss)	1.16	(.86)	1.72	.36	(.07)	.48
Total from investment operations	1.19	(.72)	1.83	.47	.04	.61
Distributions from net investment income	(.03)	(.13)	(.12)	(.12)	(.11)	(.13)
Distributions from net realized gain	(1.74)	(1.42)	(.25)	(.38)	(.84)	(.32)
Total distributions	(1.77)	(1.55)	(.37)	(.50)	(.95)	(.45)
Net asset value, end of period	$9.62	$10.20	$12.47	$11.01	$11.04	$11.95
Total ReturnB,C,D	12.53%	(6.51)%	16.76%	4.65%	.27%	5.26%
Ratios to Average Net AssetsE,F,G
Expenses before reductions	.50%H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.69%H	1.25%	.96%	1.04%	.96%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$574,104	$533,024	$585,346	$507,162	$497,768	$425,719
Portfolio turnover rateE,F	37%H	91%	47%	35%	30%	36%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$12.50	$11.03	$11.06	$11.97	$11.81
Income from Investment Operations
Net investment income (loss)A	.04	.16	.13	.13	.13	.15
Net realized and unrealized gain (loss)	1.17	(.87)	1.73	.36	(.07)	.48
Total from investment operations	1.21	(.71)	1.86	.49	.06	.63
Distributions from net investment income	(.03)	(.14)	(.13)	(.14)	(.13)	(.15)
Distributions from net realized gain	(1.74)	(1.42)	(.25)	(.38)	(.84)	(.32)
Total distributions	(1.77)	(1.57)B	(.39)C	(.52)	(.97)	(.47)
Net asset value, end of period	$9.66	$10.22	$12.50	$11.03	$11.06	$11.97
Total ReturnD,E,F	12.72%	(6.44)%	16.99%	4.79%	.41%	5.40%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.84%J	1.40%	1.11%	1.19%	1.11%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$5,097,409	$4,777,580	$5,745,537	$5,874,515	$6,378,497	$6,172,435
Portfolio turnover rateG,H	37%J	91%	47%	35%	30%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.57 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $1.424 per share.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.251 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
Fidelity Stock Selector All Cap Fund	39.2
Fidelity U.S. Bond Index Fund	16.1
Fidelity Overseas Fund	7.9
Fidelity Inflation-Protected Bond Index Fund	3.7
Fidelity Mega Cap Stock Fund	2.8
Fidelity Emerging Markets Fund	2.2
Fidelity Japan Fund	2.1
Fidelity Equity-Income Fund	1.9
Fidelity Contrafund	1.9
Fidelity Long-Term Treasury Bond Index Fund	1.9
79.7

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	51.2%
International Equity Funds	22.3%
Bond Funds	23.6%
Short-Term Funds	2.7%
Short-Term Investments	0.2%

 * Futures - (2.5)%

VIP FundsManager® 70% Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.5%
	Shares	Value
Fidelity Contrafund (a)	2,269,754	$29,915,358
Fidelity Emerging Asia Fund (a)	105,996	4,646,873
Fidelity Emerging Markets Discovery Fund (a)	569,810	7,806,397
Fidelity Emerging Markets Fund (a)	1,080,872	34,771,661
Fidelity Equity-Income Fund (a)	513,130	29,946,277
Fidelity Europe Fund (a)	362,144	13,236,361
Fidelity Global Commodity Stock Fund (a)	1,193,100	15,044,996
Fidelity International Capital Appreciation Fund (a)	385,027	8,451,345
Fidelity International Discovery Fund (a)	501,284	21,374,744
Fidelity International Enhanced Index Fund (a)	2,598,696	24,687,608
Fidelity International Small Cap Fund (a)	539,554	14,357,534
Fidelity International Small Cap Opportunities Fund (a)	726,455	13,555,648
Fidelity International Value Fund (a)	2,375,043	19,261,597
Fidelity Japan Fund (a)	2,227,270	33,052,688
Fidelity Japan Smaller Companies Fund (a)	1,422,479	23,485,132
Fidelity Large Cap Value Enhanced Index Fund (a)	906,265	11,763,315
Fidelity Low-Priced Stock Fund (a)	553,224	26,881,160
Fidelity Mega Cap Stock Fund (a)	2,788,496	43,807,265
Fidelity Overseas Fund (a)	2,546,346	124,032,531
Fidelity Pacific Basin Fund (a)	230,589	7,208,203
Fidelity Real Estate Investment Portfolio (a)	335,463	15,082,432
Fidelity Stock Selector All Cap Fund (a)	13,314,488	612,732,740
Fidelity Value Discovery Fund (a)	502,528	14,271,799
TOTAL EQUITY FUNDS
(Cost $1,098,750,716)		1,149,373,664

Fixed-Income Funds - 23.6%
Fidelity Floating Rate High Income Fund (a)	1,625,103	15,405,980
Fidelity Inflation-Protected Bond Index Fund (a)	5,719,923	57,485,224
Fidelity Long-Term Treasury Bond Index Fund (a)	2,129,396	29,470,841
Fidelity New Markets Income Fund (a)	992,189	15,071,345
Fidelity U.S. Bond Index Fund (a)	21,425,791	252,610,081
TOTAL FIXED-INCOME FUNDS
(Cost $352,956,797)		370,043,471

Money Market Funds - 2.7%
Fidelity Cash Central Fund 2.42% (b)	24,087,038	24,091,855
Fidelity Investments Money Market Prime Reserves Portfolio Class I 2.38% (a)(c)	18,250,025	18,255,500
TOTAL MONEY MARKET FUNDS
(Cost $42,345,524)		42,347,355
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.16% to 2.39% 7/18/19 to 9/12/19 (d)
(Cost $2,995,126)	3,000,000	2,995,750
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,497,048,163)		1,564,760,240
NET OTHER ASSETS (LIABILITIES) - 0.0%		(330,773)
NET ASSETS - 100%		$1,564,429,467

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	376	Sept. 2019	$19,803,920	$725,744	$725,744
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	271	Sept. 2019	26,060,715	(430,299)	(430,299)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	165	Sept. 2019	32,536,289	(650,521)	(650,521)
TOTAL SOLD					(1,080,820)
TOTAL FUTURES CONTRACTS					$(355,076)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

The notional amount of futures sold as a percentage of Net Assets is 3.8%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,973,728.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$180,719
Total	$180,719

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$26,176,473	$1,005,526	$2,310,351	$250,646	$(46,912)	$5,090,622	$29,915,358
Fidelity Diversified International Fund	30,278,992	2,897,224	37,454,064	--	1,672,295	2,605,553	--
Fidelity Emerging Asia Fund	1,661,240	2,614,563	146,907	--	1,147	516,830	4,646,873
Fidelity Emerging Markets Discovery Fund	2,953,842	4,575,659	258,677	--	(13,510)	549,083	7,806,397
Fidelity Emerging Markets Fund	7,398,374	24,666,937	774,051	--	(11,418)	3,491,819	34,771,661
Fidelity Equity-Income Fund	27,184,323	1,182,630	2,310,127	427,975	(108,387)	3,997,838	29,946,277
Fidelity Europe Fund	11,358,592	1,386,942	1,444,391	--	(54,967)	1,990,185	13,236,361
Fidelity Floating Rate High Income Fund	14,682,106	811,505	533,270	388,831	408	445,231	15,405,980
Fidelity Global Commodity Stock Fund	13,463,284	422,691	533,269	--	(6,127)	1,698,417	15,044,996
Fidelity Inflation-Protected Bond Index Fund	48,838,691	21,095,642	14,738,911	81,352	(456,441)	2,746,243	57,485,224
Fidelity Investments Money Market Funds Prime Reserves Portfolio Class I 2.38%	21,330,108	3,412,479	6,489,480	232,028	577	1,816	18,255,500
Fidelity International Capital Appreciation Fund	7,157,990	522,676	901,300	--	13,531	1,658,448	8,451,345
Fidelity International Discovery Fund	24,640,244	2,941,350	10,324,350	--	(1,244,485)	5,361,985	21,374,744
Fidelity International Enhanced Index Fund	23,459,518	2,558,020	4,250,187	--	(322,929)	3,243,186	24,687,608
Fidelity International Small Cap Fund	11,013,386	3,348,205	1,582,365	--	(11,350)	1,589,658	14,357,534
Fidelity International Small Cap Opportunities Fund	11,260,626	1,878,784	1,496,804	--	51,268	1,861,774	13,555,648
Fidelity International Value Fund	16,168,659	2,168,389	1,033,792	--	(57,351)	2,015,692	19,261,597
Fidelity Investments Money Market Government Portfolio Institutional Class 2.30%	48,850,295	71,099,689	119,949,984	277,438	--	--	--
Fidelity Japan Fund	29,310,956	716,029	839,207	--	3,828	3,861,082	33,052,688
Fidelity Japan Smaller Companies Fund	21,536,336	--	--	--	(1)	1,948,797	23,485,132
Fidelity Large Cap Value Enhanced Index Fund	10,913,775	321,489	949,046	--	(63,254)	1,540,351	11,763,315
Fidelity Long-Term Treasury Bond Index Fund	30,463,870	13,689,704	16,231,680	316,837	(460,278)	2,009,225	29,470,841
Fidelity Low-Priced Stock Fund	25,432,068	754,656	2,310,127	--	(143,342)	3,147,905	26,881,160
Fidelity Mega Cap Stock Fund	39,804,444	1,131,072	3,464,613	--	(334,677)	6,671,039	43,807,265
Fidelity New Markets Income Fund	6,865,297	7,992,561	503,045	343,617	(6,573)	723,105	15,071,345
Fidelity Overseas Fund	97,318,194	19,539,112	13,347,079	--	251,397	20,270,907	124,032,531
Fidelity Pacific Basin Fund	6,006,789	794,480	774,537	--	(17,446)	1,198,917	7,208,203
Fidelity Real Estate Investment Portfolio	4,724,873	9,845,459	186,408	42,492	2,584	695,924	15,082,432
Fidelity Stock Selector All Cap Fund	520,639,968	44,630,362	52,456,904	(3,521)	(2,189,889)	102,109,203	612,732,740
Fidelity U.S. Bond Index Fund	224,860,498	53,132,396	36,724,397	3,563,175	(96,684)	11,438,268	252,610,081
Fidelity Value Discovery Fund	13,361,982	377,232	1,155,023	--	(30,378)	1,717,986	14,271,799
	$1,379,115,793	$301,513,463	$335,474,346	$5,920,870	$(3,679,364)	$196,197,089	$1,537,672,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,149,373,664	$1,149,373,664	$--	$--
Fixed-Income Funds	370,043,471	370,043,471	--	--
Money Market Funds	42,347,355	42,347,355	--	--
Other Short-Term Investments	2,995,750	--	2,995,750	--
Total Investments in Securities:	$1,564,760,240	$1,561,764,490	$2,995,750	$--
Derivative Instruments:
Assets
Futures Contracts	$725,744	$725,744	$--	$--
Total Assets	$725,744	$725,744	$--	$--
Liabilities
Futures Contracts	$(1,080,820)	$(1,080,820)	$--	$--
Total Liabilities	$(1,080,820)	$(1,080,820)	$--	$--
Total Derivative Instruments:	$(355,076)	$(355,076)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$725,744	$(1,080,820)
Total Equity Risk	725,744	(1,080,820)
Total Value of Derivatives	$725,744	$(1,080,820)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,995,126)	$2,995,750
Fidelity Central Funds (cost $24,091,855)	24,091,855
Other affiliated issuers (cost $1,469,961,182)	1,537,672,635
Total Investment in Securities (cost $1,497,048,163)		$1,564,760,240
Receivable for investments sold		46,457
Receivable for fund shares sold		2,159
Distributions receivable from Fidelity Central Funds		106,937
Total assets		1,564,915,793
Liabilities
Payable for fund shares redeemed	$48,493
Accrued management fee	256,519
Distribution and service plan fees payable	6,536
Payable for daily variation margin on futures contracts	174,778
Total liabilities		486,326
Net Assets		$1,564,429,467
Net Assets consist of:
Paid in capital		$1,502,638,752
Total distributable earnings (loss)		61,790,715
Net Assets		$1,564,429,467
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($62,585 ÷ 5,388 shares)		$11.62
Service Class 2:
Net Asset Value, offering price and redemption price per share ($53,332,473 ÷ 4,614,817 shares)		$11.56
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,511,034,409 ÷ 130,106,958 shares)		$11.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,385,701
Interest		41,375
Income from Fidelity Central Funds		180,719
Total income		5,607,795
Expenses
Management fee	$1,867,085
Distribution and service plan fees	63,229
Independent trustees' fees and expenses	2,692
Total expenses before reductions	1,933,006
Expense reductions	(399,277)
Total expenses after reductions		1,533,729
Net investment income (loss)		4,074,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,838)
Affiliated issuers	(3,679,364)
Foreign currency transactions	190
Futures contracts	(3,675,284)
Capital gain distributions from underlying funds:
Affiliated issuers	535,169
Total net realized gain (loss)		(6,826,127)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	693
Affiliated issuers	196,197,089
Futures contracts	(933,001)
Total change in net unrealized appreciation (depreciation)		195,264,781
Net gain (loss)		188,438,654
Net increase (decrease) in net assets resulting from operations		$192,512,720

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,074,066	$19,056,534
Net realized gain (loss)	(6,826,127)	198,220,566
Change in net unrealized appreciation (depreciation)	195,264,781	(330,497,032)
Net increase (decrease) in net assets resulting from operations	192,512,720	(113,219,932)
Distributions to shareholders	(192,912,698)	(146,548,936)
Share transactions - net increase (decrease)	183,284,360	166,190,308
Total increase (decrease) in net assets	182,884,382	(93,578,560)
Net Assets
Beginning of period	1,381,545,085	1,475,123,645
End of period	$1,564,429,467	$1,381,545,085

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 70% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$14.04	$11.97	$12.05	$12.40	$12.01
Income from Investment Operations
Net investment income (loss)A	.03	.17	.13	.13	.12	.15
Net realized and unrealized gain (loss)	1.52	(1.13)	2.16	.41	(.06)	.48
Total from investment operations	1.55	(.96)	2.29	.54	.06	.63
Distributions from net investment income	(.04)	(.13)	(.12)	(.13)	(.12)	(.14)
Distributions from net realized gain	(1.61)	(1.24)	(.09)	(.49)	(.29)	(.10)
Total distributions	(1.64)B	(1.37)	(.22)C	(.62)	(.41)	(.24)
Net asset value, end of period	$11.62	$11.71	$14.04	$11.97	$12.05	$12.40
Total ReturnD,E,F	14.02%	(7.50)%	19.11%	5.04%	.41%	5.24%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.35%	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.55%J	1.27%	1.01%	1.11%	.97%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$63	$63	$76	$71	$72	$78
Portfolio turnover rate G,H	41%J	98%	57%	45%	44%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.64 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $1.605 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.094 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$13.99	$11.93	$12.02	$12.37	$11.98
Income from Investment Operations
Net investment income (loss)A	.02	.15	.11	.11	.10	.13
Net realized and unrealized gain (loss)	1.51	(1.12)	2.15	.41	(.06)	.48
Total from investment operations	1.53	(.97)	2.26	.52	.04	.61
Distributions from net investment income	(.04)	(.11)	(.10)	(.12)	(.10)	(.13)
Distributions from net realized gain	(1.61)	(1.24)	(.09)	(.49)	(.29)	(.10)
Total distributions	(1.64)B	(1.35)	(.20)C	(.61)	(.39)	(.22)D
Net asset value, end of period	$11.56	$11.67	$13.99	$11.93	$12.02	$12.37
Total ReturnE,F,G	13.89%	(7.60)%	18.94%	4.86%	.29%	5.10%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.50%K	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%K	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%K	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.40%K	1.13%	.86%	.96%	.82%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$53,332	$46,406	$48,977	$38,443	$12,028	$7,610
Portfolio turnover rateH,I	41%K	98%	57%	45%	44%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.64 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $1.605 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.094 per share.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.097 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$14.04	$11.96	$12.05	$12.39	$12.01
Income from Investment Operations
Net investment income (loss)A	.03	.17	.13	.13	.12	.15
Net realized and unrealized gain (loss)	1.51	(1.13)	2.17	.40	(.05)	.47
Total from investment operations	1.54	(.96)	2.30	.53	.07	.62
Distributions from net investment income	(.04)	(.13)	(.12)	(.13)	(.12)	(.14)
Distributions from net realized gain	(1.61)	(1.24)	(.09)	(.49)	(.29)	(.10)
Total distributions	(1.64)B	(1.37)	(.22)C	(.62)	(.41)	(.24)
Net asset value, end of period	$11.61	$11.71	$14.04	$11.96	$12.05	$12.39
Total ReturnD,E,F	13.94%	(7.49)%	19.21%	4.96%	.49%	5.15%
Ratios to Average Net AssetsG,H,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.55%J	1.28%	1.01%	1.11%	.97%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,511,034	$1,335,076	$1,426,071	$1,138,172	$1,096,702	$1,019,291
Portfolio turnover rateG,H	41%J	98%	57%	45%	44%	49%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.64 per share is comprised of distributions from net investment income of $.039 and distributions from net realized gain of $1.605 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.094 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Amounts do not include the activity of the Underlying Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
Fidelity Stock Selector All Cap Fund	47.9
Fidelity Overseas Fund	9.5
Fidelity U.S. Bond Index Fund	6.6
Fidelity Inflation-Protected Bond Index Fund	3.4
Fidelity Mega Cap Stock Fund	3.3
Fidelity Equity-Income Fund	2.2
Fidelity Contrafund	2.2
Fidelity Low-Priced Stock Fund	2.0
Fidelity International Discovery Fund	2.0
Fidelity Long-Term Treasury Bond Index Fund	1.9
81.0

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	62.1%
International Equity Funds	23.0%
Bond Funds	13.3%
Short-Term Funds	1.4%
Short-Term Investments	0.2%

 * Futures - 0.9%

VIP FundsManager® 85% Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 85.1%
	Shares	Value
Fidelity Contrafund (a)	928,174	$12,233,336
Fidelity Emerging Asia Fund (a)	28,261	1,238,951
Fidelity Emerging Markets Discovery Fund (a)	84,878	1,162,825
Fidelity Emerging Markets Fund (a)	178,643	5,746,940
Fidelity Equity-Income Fund (a)	210,211	12,267,915
Fidelity Europe Fund (a)	147,017	5,373,483
Fidelity Global Commodity Stock Fund (a)	415,595	5,240,656
Fidelity International Capital Appreciation Fund (a)	156,787	3,441,473
Fidelity International Discovery Fund (a)	253,224	10,797,479
Fidelity International Enhanced Index Fund (a)	1,066,904	10,135,587
Fidelity International Small Cap Fund (a)	204,364	5,438,135
Fidelity International Small Cap Opportunities Fund (a)	274,807	5,127,908
Fidelity International Value Fund (a)	1,022,303	8,290,881
Fidelity Japan Fund (a)	335,388	4,977,160
Fidelity Japan Smaller Companies Fund (a)	617,478	10,194,564
Fidelity Large Cap Value Enhanced Index Fund (a)	582,819	7,564,986
Fidelity Low-Priced Stock Fund (a)	225,378	10,951,099
Fidelity Mega Cap Stock Fund (a)	1,139,566	17,902,584
Fidelity Overseas Fund (a)	1,066,796	51,963,616
Fidelity Pacific Basin Fund (a)	93,582	2,925,386
Fidelity Real Estate Investment Portfolio (a)	117,671	5,290,481
Fidelity Stock Selector All Cap Fund (a)	5,718,276	263,155,080
Fidelity Value Discovery Fund (a)	204,377	5,804,306
TOTAL EQUITY FUNDS
(Cost $449,036,182)		467,224,831

Fixed-Income Funds - 13.3%
Fidelity Floating Rate High Income Fund (a)	578,950	5,488,448
Fidelity Inflation-Protected Bond Index Fund (a)	1,862,712	18,720,252
Fidelity Long-Term Treasury Bond Index Fund (a)	746,661	10,333,788
Fidelity New Markets Income Fund (a)	170,338	2,587,433
Fidelity U.S. Bond Index Fund (a)	3,061,154	36,091,006
TOTAL FIXED-INCOME FUNDS
(Cost $69,751,085)		73,220,927

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.42% (b)
(Cost $7,655,720)	7,654,249	7,655,779
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.16% to 2.39% 7/18/19 to 9/12/19 (c)
(Cost $948,413)	950,000	948,614
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $527,391,400)		549,050,151
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103,566)
NET ASSETS - 100%		$548,946,585

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	312	Sept. 2019	$16,433,040	$602,213	$602,213
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	45	Sept. 2019	4,327,425	(71,452)	(71,452)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	35	Sept. 2019	6,901,637	(137,989)	(137,989)
TOTAL SOLD					(209,441)
TOTAL FUTURES CONTRACTS					$392,772

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $948,614.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,627
Total	$49,627

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$10,911,353	$294,619	$1,071,336	$104,365	$(16,899)	$2,115,599	$12,233,336
Fidelity Diversified International Fund	13,422,645	1,483,607	16,765,202	--	542,841	1,316,109	--
Fidelity Emerging Asia Fund	802,584	351,860	87,623	--	(195)	172,325	1,238,951
Fidelity Emerging Markets Discovery Fund	609,850	615,887	153,498	--	(12,756)	103,342	1,162,825
Fidelity Emerging Markets Fund	1,039,125	5,000,481	769,365	--	53,249	423,450	5,746,940
Fidelity Equity-Income Fund	11,348,316	368,878	1,071,340	178,619	(50,465)	1,672,526	12,267,915
Fidelity Europe Fund	5,316,539	618,960	1,404,141	--	(66,129)	908,254	5,373,483
Fidelity Floating Rate High Income Fund	5,385,696	227,911	289,200	141,259	(897)	164,938	5,488,448
Fidelity Global Commodity Stock Fund	4,842,808	86,657	289,197	--	(12,515)	612,903	5,240,656
Fidelity Inflation-Protected Bond Index Fund	15,483,207	8,095,921	5,556,872	24,611	(119,602)	817,598	18,720,252
Fidelity International Capital Appreciation Fund	3,180,337	381,458	838,800	--	1,672	716,806	3,441,473
Fidelity International Discovery Fund	10,872,288	1,267,049	3,169,396	--	(351,030)	2,178,568	10,797,479
Fidelity International Enhanced Index Fund	10,296,585	1,257,884	2,676,259	--	(174,626)	1,432,003	10,135,587
Fidelity International Small Cap Fund	4,942,145	885,915	1,041,913	--	(5,969)	657,957	5,438,135
Fidelity International Small Cap Opportunities Fund	4,959,991	368,635	986,432	--	37,971	747,743	5,127,908
Fidelity International Value Fund	7,036,441	916,499	505,929	--	(31,994)	875,864	8,290,881
Fidelity Investments Money Market Government Portfolio Institutional Class 2.30%	166,257	11,657,237	11,823,494	32,836	--	--	--
Fidelity Japan Fund	14,509,068	132,859	10,723,205	--	(384,415)	1,442,853	4,977,160
Fidelity Japan Smaller Companies Fund	9,348,619	--	--	--	--	845,945	10,194,564
Fidelity Large Cap Value Enhanced Index Fund	7,155,153	94,863	649,452	--	(43,774)	1,008,196	7,564,986
Fidelity Long-Term Treasury Bond Index Fund	10,936,994	4,766,913	5,919,603	113,103	(77,814)	627,298	10,333,788
Fidelity Low-Priced Stock Fund	10,584,251	190,230	1,071,312	--	(70,819)	1,318,749	10,951,099
Fidelity Mega Cap Stock Fund	16,584,723	285,024	1,604,945	--	(142,357)	2,780,139	17,902,584
Fidelity New Markets Income Fund	--	2,633,652	140,927	57,374	1,325	93,383	2,587,433
Fidelity Overseas Fund	42,739,512	9,563,185	9,328,074	--	267,208	8,721,785	51,963,616
Fidelity Pacific Basin Fund	2,802,500	331,283	716,285	--	(83,302)	591,190	2,925,386
Fidelity Real Estate Investment Portfolio	2,044,945	3,153,325	178,501	14,997	(632)	271,344	5,290,481
Fidelity Stock Selector All Cap Fund	228,842,766	23,013,918	32,007,373	521	(1,652,320)	44,958,089	263,155,080
Fidelity U.S. Bond Index Fund	27,100,800	20,349,503	13,134,973	550,509	72,798	1,702,878	36,091,006
Fidelity Value Discovery Fund	5,545,150	94,806	534,848	--	(11,530)	710,728	5,804,306
	$488,810,648	$98,489,019	$124,509,495	$1,218,194	$(2,332,976)	$79,988,562	$540,445,758

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$467,224,831	$467,224,831	$--	$--
Fixed-Income Funds	73,220,927	73,220,927	--	--
Money Market Funds	7,655,779	7,655,779	--	--
Other Short-Term Investments	948,614	--	948,614	--
Total Investments in Securities:	$549,050,151	$548,101,537	$948,614	$--
Derivative Instruments:
Assets
Futures Contracts	$602,213	$602,213	$--	$--
Total Assets	$602,213	$602,213	$--	$--
Liabilities
Futures Contracts	$(209,441)	$(209,441)	$--	$--
Total Liabilities	$(209,441)	$(209,441)	$--	$--
Total Derivative Instruments:	$392,772	$392,772	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$602,213	$(209,941)
Total Equity Risk	602,213	(209,941)
Total Value of Derivatives	$602,213	$(209.941)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $948,413)	$948,614
Fidelity Central Funds (cost $7,655,720)	7,655,779
Other affiliated issuers (cost $518,787,267)	540,445,758
Total Investment in Securities (cost $527,391,400)		$549,050,151
Cash		33,219
Receivable for investments sold		329,937
Receivable for fund shares sold		7,619
Distributions receivable from Fidelity Central Funds		21,992
Total assets		549,442,918
Liabilities
Payable for fund shares redeemed	$339,252
Accrued management fee	90,113
Distribution and service plan fees payable	4,534
Payable for daily variation margin on futures contracts	62,434
Total liabilities		496,333
Net Assets		$548,946,585
Net Assets consist of:
Paid in capital		$530,549,776
Total distributable earnings (loss)		18,396,809
Net Assets		$548,946,585
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($174.73 ÷ 15.362 shares)		$11.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($36,858,265.04 ÷ 3,263,125.770 shares)		$11.30
Investor Class:
Net Asset Value, offering price and redemption price per share ($512,088,142.59 ÷ 45,004,990.916 shares)		$11.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$985,113
Interest		14,173
Income from Fidelity Central Funds		49,627
Total income		1,048,913
Expenses
Management fee	$666,173
Distribution and service plan fees	44,017
Independent trustees' fees and expenses	963
Total expenses before reductions	711,153
Expense reductions	(151,398)
Total expenses after reductions		559,755
Net investment income (loss)		489,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	131
Affiliated issuers	(2,332,976)
Foreign currency transactions	19
Futures contracts	(595,428)
Capital gain distributions from underlying funds:
Affiliated issuers	233,081
Total net realized gain (loss)		(2,695,173)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	218
Affiliated issuers	79,988,562
Futures contracts	(30,833)
Total change in net unrealized appreciation (depreciation)		79,957,947
Net gain (loss)		77,262,774
Net increase (decrease) in net assets resulting from operations		$77,751,932

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$489,158	$5,899,104
Net realized gain (loss)	(2,695,173)	85,617,915
Change in net unrealized appreciation (depreciation)	79,957,947	(140,747,923)
Net increase (decrease) in net assets resulting from operations	77,751,932	(49,230,904)
Distributions to shareholders	(84,814,569)	(56,714,400)
Share transactions - net increase (decrease)	65,099,203	70,482,604
Total increase (decrease) in net assets	58,036,566	(35,462,700)
Net Assets
Beginning of period	490,910,019	526,372,719
End of period	$548,946,585	$490,910,019

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 85% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$14.30	$11.81	$11.87	$12.46	$12.07
Income from Investment Operations
Net investment income (loss)A	.01	.15	.11	.11	.09	.13
Net realized and unrealized gain (loss)	1.74	(1.29)	2.61	.48	(.03)	.51
Total from investment operations	1.75	(1.14)	2.72	.59	.06	.64
Distributions from net investment income	(.05)	(.10)	(.10)	(.11)	(.16)B	(.13)
Distributions from net realized gain	(1.99)	(1.41)	(.13)	(.54)	(.49)B	(.13)
Total distributions	(2.03)C	(1.51)	(.23)	(.65)	(.65)	(.25)D
Net asset value, end of period	$11.37	$11.65	$14.30	$11.81	$11.87	$12.46
Total ReturnE,F,G	16.03%	(8.90)%	23.05%	5.66%	.39%	5.29%
Ratios to Average Net AssetsH,I,J
Expenses before reductions	.25%K	.33%L	.36%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.20%K	.17%L	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%K	.17%L	.20%	.20%	.20%	.20%
Net investment income (loss)	.14%K	1.11%	.81%	.96%	.74%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$–	$–	$2	$8	$8	$8
Portfolio turnover rateH,I	37%K	116%	70%	59%	67%	72%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.03 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $1.985 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Amounts do not include the activity of the Underlying Funds.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Annualized

 L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$14.24	$11.76	$11.83	$12.41	$12.03
Income from Investment Operations
Net investment income (loss)A	–B	.12	.09	.09	.07	.11
Net realized and unrealized gain (loss)	1.74	(1.28)	2.60	.47	(.01)	.50
Total from investment operations	1.74	(1.16)	2.69	.56	.06	.61
Distributions from net investment income	(.05)	(.09)	(.08)	(.09)	(.15)C	(.11)
Distributions from net realized gain	(1.99)	(1.41)	(.13)	(.54)	(.49)C	(.13)
Total distributions	(2.03)D	(1.49)E	(.21)	(.63)	(.64)	(.23)F
Net asset value, end of period	$11.30	$11.59	$14.24	$11.76	$11.83	$12.41
Total ReturnG,H,I	16.01%	(9.08)%	22.90%	5.47%	.35%	5.08%
Ratios to Average Net AssetsJ,K,L
Expenses before reductions	.50%M	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.35%M	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%M	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.04%M	.93%	.66%	.81%	.59%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$36,858	$31,555	$33,540	$24,790	$10,346	$8,207
Portfolio turnover rateJ,K	37%M	116%	70%	59%	67%	72%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $2.03 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $1.985 per share.

 E Total distributions of $1.49 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.409 per share.

 F Total distributions of $.23 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.126 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Amounts do not include the activity of the Underlying Funds.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 M Annualized

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$14.31	$11.81	$11.87	$12.46	$12.07
Income from Investment Operations
Net investment income (loss)A	.01	.14	.11	.11	.09	.13
Net realized and unrealized gain (loss)	1.74	(1.28)	2.62	.48	(.03)	.51
Total from investment operationsB	1.75	(1.14)	2.73	.59	.06	.64
Distributions from net investment income	(.05)	(.10)	(.10)	(.11)	(.16)C	(.13)
Distributions from net realized gain	(1.99)	(1.41)	(.13)	(.54)	(.49)C	(.13)
Total distributions	(2.03)B	(1.51)	(.23)	(.65)	(.65)	(.25)D
Net asset value, end of period	$11.38	$11.66	$14.31	$11.81	$11.87	$12.46
Total ReturnE,F,G	15.99%	(8.89)%	23.13%	5.66%	.39%	5.29%
Ratios to Average Net Assets F,H,I
Expenses before reductions	.25%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.19%J	1.08%	.81%	.96%	.74%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$512,088	$459,354	$492,831	$407,244	$399,068	$376,927
Portfolio turnover rate I,K	37%J	116%	70%	59%	67%	72%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.03 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $1.985 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.126 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Annualized

 K Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$738,428,331	$26,650,239	$(2,632,836)	$24,017,403
VIP FundsManager 50% Portfolio	5,610,337,630	249,312,798	(41,883,627)	207,429,171
VIP FundsManager 60% Portfolio	5,424,867,036	297,636,554	(47,233,325)	250,503,229
VIP FundsManager 70% Portfolio	1,499,096,656	79,699,665	(14,391,157)	65,308,508
VIP FundsManager 85% Portfolio	528,917,255	26,633,991	(6,108,323)	20,525,668

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	98,523,284	184,876,810
VIP FundsManager 50% Portfolio	582,490,214	1,318,618,476
VIP FundsManager 60% Portfolio	997,734,919	1,375,348,585
VIP FundsManager 70% Portfolio	301,513,463	335,474,346
VIP FundsManager 85% Portfolio	98,489,019	124,509,495

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

The investment adviser has contractually agreed to waive 0.05% of its management fee, thereby limiting each Fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2020.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$28	$11,016	$11,044
VIP FundsManager 50% Portfolio	27	118,411	118,438
VIP FundsManager 60% Portfolio	186	697,185	697,371
VIP FundsManager 70% Portfolio	31	63,198	63,229
VIP FundsManager 85% Portfolio	–	44,017	44,017

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
VIP FundsManager 50% Portfolio	$22,029
VIP FundsManager 60% Portfolio	1,695

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Consumer Discretionary Portfolio, Fidelity Consumer Staples Portfolio, Fidelity Energy Portfolio, Fidelity Financial Services Portfolio, Fidelity Health Care Portfolio, Fidelity Industrials Portfolio, Fidelity Materials Portfolio, Fidelity Real Estate Investment Portfolio, Fidelity Technology Portfolio, Fidelity Telecommunications Portfolio and Fidelity Utilities Portfolio (selected Underlying Funds) for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund and Fidelity Utilities Central Fund (selected Affiliated Central Funds) which are affiliated investment companies managed by FMR. In addition, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in the selected Affiliated Central Funds for investments and non-taxable exchanges of those investments for shares of Fidelity Stock Selector All Cap. The Funds had net realized gains on the redemptions of the selected Underlying Funds and Affiliated Central Funds.

Details of these transactions with the related net gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds and Affiliated Central Funds
VIP FundsManager 20% Portfolio	$147,071,445	$12,809,582
VIP FundsManager 50% Portfolio	3,091,857,292	289,073,621
VIP FundsManager 60% Portfolio	3,568,089,514	562,952,084
VIP FundsManager 70% Portfolio	993,477,105	101,761,955
VIP FundsManager 85% Portfolio	453,153,954	45,157,797

7. Expense Reductions.

The investment adviser contractually agreed to limit each Funds' management fee to an annual rate of 0.20% of each Funds' average net assets until April 30, 2020. For the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$184,505
VIP FundsManager 50% Portfolio	1,449,354
VIP FundsManager 60% Portfolio	1,383,985
VIP FundsManager 70% Portfolio	373,956
VIP FundsManager 85% Portfolio	133,427

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$27
Service Class 2	4,406
VIP FundsManager 50% Portfolio
Service Class	27
Service Class 2	47,364
VIP FundsManager 60% Portfolio
Service Class	186
Service Class 2	278,874
VIP FundsManager 70% Portfolio
Service Class	31
Service Class 2	25,279
VIP FundsManager 85% Portfolio
Service Class	–
Service Class 2	17,607

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody Expense reduction
VIP FundsManager 20% Portfolio	$169
VIP FundsManager 50% Portfolio	1,086
VIP FundsManager 60% Portfolio	3
VIP FundsManager 70% Portfolio	11
VIP FundsManager 85% Portfolio	364

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$2,302	$3,503
Service Class 2	348,903	502,761
Investor Class	29,561,211	45,729,734
Total	$29,912,416	$46,235,998
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$5,571	$5,597
Service Class 2	9,021,367	8,613,442
Investor Class	550,292,264	566,351,679
Total	$559,319,202	$574,970,718
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$8,656	$7,614
Service Class 2	90,477,292	73,545,828
Investor Class	810,715,069	708,885,875
Total	$901,201,017	$782,439,317
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$8,833	$7,360
Service Class 2	6,534,056	4,845,803
Investor Class	186,369,809	141,695,773
Total	$192,912,698	$146,548,936
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$32	$189
Service Class 2	5,600,625	3,582,347
Investor Class	79,213,912	53,131,864
Total	$84,814,569	$56,714,400

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year Ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
VIP FundsManager 20% Portfolio
Service Class
Shares sold	231	334	$2,504	$3,729
Reinvestment of distributions	5	6	58	68
Shares redeemed	(213)	(316)(a)	(2,294)	(3,544)(a)
Net increase (decrease)	23	24	$268	$253
Service Class 2
Shares sold	87,613	138,319	$941,984	$1,564,823
Reinvestment of distributions	33,009	46,031	348,903	502,761
Shares redeemed	(35,983)	(117,406)(a)	(386,356)	(1,316,347)(a)
Net increase (decrease)	84,639	66,944	$904,531	$751,237
Investor Class
Shares sold	2,733,486	3,903,632	$29,557,772	$43,753,843
Reinvestment of distributions	2,791,427	4,181,062	29,561,211	45,729,734
Shares redeemed	(3,977,718)	(7,963,696)(a)	(42,939,807)	(88,856,329)(a)
Net increase (decrease)	1,547,195	120,998	$16,179,176	$627,248
VIP FundsManager 50% Portfolio
Service Class
Shares sold	38	56	$432	$720
Reinvestment of distributions	5	6	55	77
Shares redeemed	(33)	(74)(a)	(377)	(944)(a)
Net increase (decrease)	10	(12)	$110	$(147)
Service Class 2
Shares sold	553,426	1,211,481	$6,349,553	$15,423,341
Reinvestment of distributions	808,366	698,544	9,021,367	8,613,443
Shares redeemed	(753,402)	(1,638,938)(a)	(8,676,665)	(20,874,932)(a)
Net increase (decrease)	608,390	271,087	$6,694,255	$3,161,852
Investor Class
Shares sold	3,731,174	6,174,967	$43,262,530	$79,048,025
Reinvestment of distributions	49,133,238	45,791,933	550,292,264	566,351,679
Shares redeemed	(39,966,154)	(67,644,697)(a)	(462,335,953)	(859,140,192)(a)
Net increase (decrease)	12,898,258	(15,677,797)	$131,218,841	$(213,740,488)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	283,527	189	$2,683,414	$2,180
Reinvestment of distributions	25	14	232	152
Shares redeemed	(487)	(170)(a)	(4,664)	(1,941)(a)
Net increase (decrease)	283,065	33	$2,678,982	$391
Service Class 2
Shares sold	1,515,228	5,419,475	$14,822,717	$61,883,322
Reinvestment of distributions	9,888,229	6,675,535	90,477,292	73,545,828
Shares redeemed	(4,022,077)	(6,763,203)(a)	(39,254,004)	(77,091,178)(a)
Net increase (decrease)	7,381,380	5,331,807	$66,046,005	$58,337,972
Investor Class
Shares sold	8,201,257	6,235,842	$77,605,682	$71,295,270
Reinvestment of distributions	88,313,188	64,171,254	810,715,069	708,885,875
Shares redeemed	(36,116,116)	(62,771,042)(a)	(349,124,466)	(714,678,819)(a)
Net increase (decrease)	60,398,329	7,636,054	$539,196,285	$65,502,326
VIP FundsManager 70% Portfolio
Service Class
Shares sold	84	145	$957	$1,914
Reinvestment of distributions	5	3	52	42
Shares redeemed	(83)	(145)(a)	(956)	(1,915)(a)
Net increase (decrease)	6	3	$53	$41
Service Class 2
Shares sold	207,632	438,715	$2,359,514	$5,751,035
Reinvestment of distributions	595,630	381,426	6,534,056	4,845,803
Shares redeemed	(166,656)	(343,103)(a)	(1,894,047)	(4,500,104)(a)
Net increase (decrease)	636,606	477,038	$6,999,523	$6,096,734
Investor Class
Shares sold	3,096,731	6,685,015	$35,308,705	$88,731,097
Reinvestment of distributions	16,911,961	11,129,997	186,369,809	141,695,773
Shares redeemed	(3,926,162)	(5,379,869)(a)	(45,393,730)	(70,333,337)(a)
Net increase (decrease)	16,082,530	12,435,143	$176,284,784	$160,093,533
VIP FundsManager 85% Portfolio
Service Class
Shares sold	16	92	$174	$1,234
Reinvestment of distributions	3	14	32	189
Shares redeemed	(27)	(215)(a)	(302)	(2,802)(a)
Net increase (decrease)	(8)	(109)	$(96)	$(1,379)
Service Class 2
Shares sold	190,123	305,628	$2,151,231	$4,020,661
Reinvestment of distributions	523,912	277,618	5,600,625	3,582,347
Shares redeemed	(173,102)	(216,908)(a)	(1,913,382)	(2,863,246)(a)
Net increase (decrease)	540,933	366,338	$5,838,474	$4,739,762
Investor Class
Shares sold	731,427	3,997,486	$8,348,729	$53,742,128
Reinvestment of distributions	7,355,052	4,102,344	79,213,912	53,131,864
Shares redeemed	(2,491,377)	(3,134,984)(a)	(28,301,816)	(41,129,771)(a)
Net increase (decrease)	5,595,102	4,964,846	$59,260,825	$65,744,221

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Reallocation of Underlying Fund Investments note for additional details).

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Global Commodity Stock Fund	10%	10%
Fidelity Japan Smaller Companies Fund	11%	13%
Fidelity International Value Fund	10%	13%
Fidelity Stock Selector All Cap Fund	17%	20%
Fidelity Japan Fund	13%	16%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Global Commodity Stock Fund	25%
Fidelity Japan Smaller Companies Fund	29%
Fidelity International Value Fund	29%
Fidelity Stock Selector All Cap Fund	48%
Fidelity Japan Fund	36%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	–	–%
VIP FundsManager 50% Portfolio	28%	1	66%
VIP FundsManager 60% Portfolio	35%	2	50%
VIP FundsManager 70% Portfolio	97%	–	–%
VIP FundsManager 85% Portfolio	93%	–	–%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,065.70	$1.02
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,065.80	$1.79
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,066.80	$1.02
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,112.10	$1.05
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,110.50	$1.83
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,111.10	$1.05
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,127.20	$1.05
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,125.30	$1.84
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,127.20	$1.05
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,140.20	$1.06
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,138.90	$1.86
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,139.40	$1.06
Hypothetical-C		$1,000.00	$1,023.80	$1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$1,000.00	$1,160.30	$1.07
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,160.10	$1.87
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Investor Class	.20%
Actual		$1,000.00	$1,159.90	$1.07
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

VIPFM-SANN-0819
1.833444.113

Fidelity® Variable Insurance Products: Government Money Market Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2019

Days	% of fund's investments
1 - 7	56.5
8 - 30	21.6
31 - 60	9.7
61 - 90	5.4
91 - 180	6.0
> 180	0.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2019
U.S. Treasury Debt	7.1%
U.S. Government Agency Debt	45.3%
Repurchase Agreements	48.0%
Net Other Assets (Liabilities)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/30/19
VIP Government Money Market Portfolio - Initial Class	2.18%
VIP Government Money Market Portfolio - Service Class	2.08%
VIP Government Money Market Portfolio - Service Class 2	1.93%
VIP Government Money Market Portfolio - Investor Class	2.16%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 7.1%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Notes
7/15/19	2.40%	$3,590,520	$3,596,269
U.S. Treasury Obligations - 7.0%
U.S. Treasury Bills
7/2/19 to 12/26/19	2.05 to 2.49 (b)	347,500,000	345,516,036
U.S. Treasury Notes
8/15/19 to 4/30/20	2.10 to 2.48 (b)(c)	44,000,000	44,018,462
			389,534,498
TOTAL U.S. TREASURY DEBT
(Cost $393,130,767)			393,130,767

U.S. Government Agency Debt - 45.3%
Federal Agencies - 45.3%
Fannie Mae
7/30/19 to 10/30/20	2.48 to 2.54 (c)(d)	49,000,000	49,000,000
Federal Farm Credit Bank
8/14/19 to 4/29/20	2.30 to 2.40 (c)(d)	26,000,000	25,999,469
Federal Home Loan Bank
7/1/19 to 6/11/21	2.03 to 2.54 (c)	2,258,200,000	2,255,396,643
Freddie Mac
8/8/19 to 12/14/20	2.31 to 2.49 (c)	169,000,000	168,999,915
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,499,396,027)			2,499,396,027

U.S. Government Agency Repurchase Agreement - 21.0%
	Maturity Amount	Value
In a joint trading account at 2.51% dated 6/28/19 due 7/1/19 (Collateralized by U.S. Government Obligations) #	$529,289,631	$529,179,000
With:
Barclays Bank PLC at:
2.4%, dated 6/28/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $14,282,856, 4.00%, 1/1/48)	14,031,733	14,000,000
2.42%, dated 6/27/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $11,223,018, 4.00%, 1/1/48 - 3/1/49)	11,023,662	11,000,000
2.43%, dated 6/10/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $11,235,905, 4.00%, 3/1/49)	11,022,275	11,000,000
2.51%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Government Obligations valued at $12,242,561, 4.00%, 1/1/48)	12,002,510	12,000,000
BMO Capital Markets Corp. at 2.39%, dated 6/28/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $7,141,423, 2.50% - 4.00%, 5/1/23 - 6/1/49)	7,014,406	7,000,000
BMO Harris Bank NA at:
2.39%, dated:
6/24/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $7,143,318, 2.50% - 3.50%, 5/1/23 - 6/1/46)	7,013,942	7,000,000
6/28/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $7,141,423, 3.00% - 6.10%, 10/1/27 - 6/1/49)	7,014,406	7,000,000
2.4%, dated 6/13/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $3,063,673, 2.50% - 4.00%, 5/1/23 - 6/1/49)	3,012,200	3,000,000
2.42%, dated 5/22/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $7,159,200, 2.50% - 4.00%, 5/1/23 - 6/1/49)	7,025,410	7,000,000
BNP Paribas, SA at:
2.4%, dated:
6/5/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,275,649, 0.00% - 5.25%, 12/9/22 - 6/20/49)	9,036,600	9,000,000
6/6/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $10,316,398, 0.00% - 4.50%, 8/15/20 - 6/20/49)	10,040,667	10,000,000
2.43%, dated:
5/16/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,422,891, 0.00% - 4.00%, 3/1/21 - 6/20/49)	13,059,670	13,000,000
5/23/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $13,348,413, 0.00% - 8.50%, 2/15/20 - 6/20/49)	13,056,160	13,000,000
2.44%, dated:
5/3/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $13,363,023, 0.00% - 4.50%, 2/15/20 - 6/20/49)	13,079,300	13,000,000
5/21/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,426,150, 0.00% - 4.00%, 8/15/20 - 6/20/49)	13,079,300	13,000,000
6/19/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $7,145,914, 0.00% - 6.50%, 7/1/25 - 6/20/49)	7,014,233	7,000,000
2.46%, dated:
4/18/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $1,027,880, 0.00% - 8.50%, 7/31/20 - 5/20/49)	1,006,287	1,000,000
4/22/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $12,346,212, 0.00% - 8.50%, 3/1/21 - 6/20/49)	12,074,620	12,000,000
BofA Securities, Inc. at:
2.41%, dated 6/20/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $11,228,262, 4.00%, 8/15/47 - 6/20/49)	11,023,564	11,000,000
2.43%, dated 6/5/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $21,457,592, 4.50%, 4/20/47)	21,048,195	21,000,000
CIBC Bank U.S.A. at:
2.41%, dated 5/22/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $7,159,120, 3.50% - 4.50%, 12/1/42 - 3/20/49)	7,026,711	7,000,000
2.43%, dated:
4/11/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $3,076,731, 3.00% - 4.50%, 10/1/45 - 5/1/49)	3,019,238	3,000,000
4/12/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $4,102,033, 3.50% - 4.50%, 3/1/48 - 4/1/49)	4,025,380	4,000,000
4/16/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $7,176,629, 3.50% - 4.50%, 10/1/45 - 11/1/48)	7,042,525	7,000,000
Citibank NA at:
2.6%, dated 6/25/19 due 7/2/19 (Collateralized by U.S. Government Obligations valued at $3,061,437, 0.00% - 7.13%, 10/31/19 - 2/15/46)	3,001,517	3,000,000
2.61%, dated 6/25/19 due 7/2/19 (Collateralized by U.S. Treasury Obligations valued at $16,327,734, 0.00% - 8.50%, 8/29/19 - 9/15/60)	16,008,120	16,000,000
Deutsche Bank AG, New York at 2.54%, dated 6/28/19 due 7/1/19 (Collateralized by Mortgage Loan Obligations valued at $3,090,655, 3.35%, 6/15/24)	3,000,635	3,000,000
HSBC Securities, Inc. at 2.59%, dated 6/27/19 due 7/3/19 (Collateralized by U.S. Government Obligations valued at $18,365,284, 4.00% - 4.50%, 2/1/41 - 11/1/48)	18,007,770	18,000,000
ING Financial Markets LLC at:
2.35%, dated:
6/20/19 due 9/18/19 (Collateralized by U.S. Government Obligations valued at $3,062,198, 2.50% - 5.00%, 10/1/27 - 7/1/56)	3,017,625	3,000,000
6/26/19 due 9/3/19 (Collateralized by U.S. Government Obligations valued at $3,060,999, 3.00% - 5.50%, 11/1/29 - 5/1/49)	3,013,513	3,000,000
2.38%, dated 6/21/19 due 8/20/19 (Collateralized by U.S. Government Obligations valued at $3,062,023, 3.50% - 4.50%, 3/1/48 - 7/1/49)	3,011,900	3,000,000
2.45%, dated 6/26/19 due 7/29/19 (Collateralized by U.S. Government Obligations valued at $3,061,042, 2.50% - 5.00%, 10/1/27 - 4/1/49)	3,006,738	3,000,000
2.46%, dated:
5/7/19 due 7/10/19 (Collateralized by U.S. Government Obligations valued at $7,166,835, 2.50% - 5.00%, 10/1/27 - 5/1/58)	7,030,613	7,000,000
5/31/19 due 8/29/19 (Collateralized by U.S. Government Obligations valued at $7,155,125, 2.50% - 5.00%, 10/1/27 - 4/1/49)	7,043,050	7,000,000
2.47%, dated 5/10/19 due 8/8/19 (Collateralized by U.S. Government Obligations valued at $3,070,918, 2.50% - 5.00%, 10/1/27 - 4/1/49)	3,018,525	3,000,000
2.48%, dated:
5/16/19 due 8/13/19 (Collateralized by U.S. Government Obligations valued at $4,092,929, 2.50% - 5.00%, 10/1/27 - 4/1/49)	4,024,524	4,000,000
5/17/19 due 8/13/19 (Collateralized by U.S. Government Obligations valued at $7,162,134, 2.50% - 5.00%, 10/1/27 - 4/1/49)	7,042,436	7,000,000
2.49%, dated:
4/10/19 due 7/9/19 (Collateralized by U.S. Government Obligations valued at $2,051,570, 2.50% - 4.50%, 10/1/27 - 7/1/49)	2,012,450	2,000,000
4/15/19 due 7/22/19 (Collateralized by U.S. Government Obligations valued at $2,050,866, 2.50% - 4.50%, 10/1/27 - 4/1/49)	2,013,557	2,000,000
4/18/19 due 7/22/19 (Collateralized by U.S. Government Obligations valued at $8,201,766, 2.50% - 5.00%, 10/1/27 - 4/1/49)	8,052,567	8,000,000
J.P. Morgan Securities, LLC at:
2.62%, dated 6/27/19 due 7/3/19 (Collateralized by U.S. Government Obligations valued at $5,101,485, 4.00% - 4.50%, 11/1/47 - 11/1/48)	5,002,183	5,000,000
2.65%, dated 6/25/19 due 7/2/19 (Collateralized by U.S. Government Obligations valued at $11,224,956, 2.50% - 6.00%, 3/1/25 - 9/1/45)	11,005,668	11,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.43%, dated 5/21/19 due 7/19/19 (Collateralized by U.S. Government Obligations valued at $7,159,761, 4.50%, 11/1/47)	7,027,878	7,000,000
2.44%, dated:
6/6/19 due 8/16/19 (Collateralized by U.S. Government Obligations valued at $10,217,284, 4.50%, 11/1/47)	10,048,122	10,000,000
6/11/19 due:
8/19/19 (Collateralized by U.S. Government Obligations valued at $7,149,679, 4.50%, 11/1/47)	7,032,737	7,000,000
8/20/19 (Collateralized by U.S. Government Obligations valued at $9,192,444, 4.50%, 11/1/47)	9,042,700	9,000,000
6/27/19 due 8/26/19 (Collateralized by U.S. Government Obligations valued at $9,182,489, 3.00% - 4.50%, 7/1/33 - 11/1/47)	9,036,600	9,000,000
2.45%, dated 6/6/19 due:
8/14/19 (Collateralized by U.S. Government Obligations valued at $8,173,884, 4.50%, 11/1/47)	8,037,567	8,000,000
8/15/19 (Collateralized by U.S. Government Obligations valued at $12,260,825, 4.50%, 11/1/47)	12,057,167	12,000,000
Morgan Stanley & Co., LLC at 2.52%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Government Obligations valued at $53,051,144, 0.00% - 8.00%, 10/10/19 - 6/20/49)	52,010,920	52,000,000
MUFG Securities (Canada), Ltd. at:
2.44%, dated 6/11/19 due:
8/19/19 (Collateralized by U.S. Government Obligations valued at $5,106,914, 3.50% - 4.00%, 6/20/48 - 10/20/48)	5,023,383	5,000,000
8/20/19 (Collateralized by U.S. Government Obligations valued at $2,042,766, 4.00%, 10/20/48)	2,009,489	2,000,000
2.5%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Government Obligations valued at $5,101,063, 4.00%, 12/15/41)	5,001,042	5,000,000
RBC Dominion Securities at:
2.4%, dated 6/17/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $10,209,622, 0.13% - 4.50%, 8/15/20 - 11/20/47)	10,030,000	10,000,000
2.41%, dated:
5/22/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $20,454,756, 0.00% - 4.50%, 7/31/19 - 9/20/48)	20,068,283	20,000,000
5/28/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $14,312,603, 0.13% - 6.50%, 1/15/21 - 11/20/47)	14,058,108	14,000,000
RBC Financial Group at:
2.38%, dated 6/10/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $14,299,826, 3.50% - 4.50%, 8/1/46 - 11/1/48)	14,055,533	14,000,000
2.4%, dated:
6/21/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $40,827,200, 3.37% - 4.53%, 6/1/34 - 3/1/49)	40,109,333	40,000,000
6/24/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $6,122,856, 2.96% - 5.00%, 7/1/27 - 6/1/51)	6,015,200	6,000,000
2.42%, dated 6/28/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $14,285,224, 2.85% - 5.00%, 5/1/27 - 4/20/49)	14,012,234	14,000,000
2.43%, dated 5/13/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $25,619,756, 2.83% - 6.00%, 3/1/28 - 3/1/49)	25,101,250	25,000,000
2.44%, dated 4/15/19 due 7/5/19 (Collateralized by U.S. Government Obligations valued at $8,204,289, 2.85% - 4.58%, 3/1/27 - 4/20/49)	8,047,716	8,000,000
Societe Generale at 2.6%, dated 6/27/19 due 7/3/19 (Collateralized by U.S. Government Obligations valued at $13,263,831, 4.00%, 10/1/48)	13,005,633	13,000,000
TD Securities (U.S.A.) at 2.52%, dated 6/28/19 due 7/1/19 (Collateralized by Mortgage Loan Obligations valued at $10,202,143, 3.50%, 6/1/49)	10,002,100	10,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,160,179,000)		1,160,179,000

U.S. Treasury Repurchase Agreement - 27.0%
With:
Barclays Bank PLC at:
2.41%, dated 6/5/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,381,534, 3.75%, 11/15/43)	12,026,510	12,000,000
2.5%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $97,940,460, 1.75% - 2.88%, 12/31/20 - 10/15/21)	96,020,000	96,000,000
BMO Harris Bank NA at:
2.41%, dated:
5/30/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,173,174, 3.50%, 5/15/20)	6,034,142	6,000,000
6/14/19 due 7/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,160,267, 2.13%, 3/31/24)	6,007,230	6,000,000
2.42%, dated:
6/3/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,100,127, 2.00%, 11/15/21)	4,022,587	4,000,000
6/12/19 due 7/3/19 (Collateralized by U.S. Treasury Obligations valued at $4,122,169, 2.13%, 3/31/24)	4,005,647	4,000,000
2.43%, dated:
4/16/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,283,445, 2.88% - 3.00%, 5/31/25 - 5/15/45)	6,033,615	6,000,000
6/3/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $10,263,628, 2.25% - 2.88%, 5/31/25 - 11/15/27)	10,028,350	10,000,000
2.44%, dated:
4/22/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,193,141, 2.88% - 3.00%, 5/31/25 - 2/15/47)	4,022,773	4,000,000
5/1/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $6,167,080, 2.63%, 6/30/23)	6,024,807	6,000,000
BNP Paribas, SA at:
2.25%, dated 6/21/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $14,288,992, 0.00% - 4.50%, 7/18/19 - 8/15/40)	14,078,750	14,000,000
2.3%, dated 6/25/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,244,706, 0.75% - 2.88%, 8/15/19 - 5/31/26)	12,045,233	12,000,000
2.37%, dated 6/10/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,257,168, 1.75% - 6.50%, 11/30/21 - 8/15/47)	12,047,400	12,000,000
2.39%, dated 6/5/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $10,264,022, 1.63% - 4.50%, 5/31/25 - 5/15/43)	10,040,497	10,000,000
2.4%, dated:
6/17/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $13,272,444, 1.38% - 8.00%, 7/31/19 - 8/15/47)	13,027,733	13,000,000
6/18/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $19,396,827, 1.38% - 4.50%, 5/31/21 - 8/15/42)	19,038,000	19,000,000
6/28/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,080,911, 1.75% - 6.63%, 10/31/19 - 5/15/38)	4,008,267	4,000,000
2.41%, dated:
5/13/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $18,420,244, 1.75% - 6.13%, 10/31/20 - 8/15/29)	18,072,300	18,000,000
5/14/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $21,488,871, 1.50% - 8.00%, 10/31/19 - 2/15/46)	21,087,162	21,000,000
5/15/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $22,510,691, 1.38% - 4.63%, 7/31/20 - 2/15/46)	22,091,312	22,000,000
5/17/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $21,484,588, 1.38% - 6.50%, 7/31/19 - 8/15/47)	21,077,321	21,000,000
5/20/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,274,504, 0.00% - 6.13%, 7/18/19 - 5/15/43)	12,040,970	12,000,000
5/23/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,391,398, 0.00% - 4.50%, 7/18/19 - 11/15/48)	12,051,413	12,000,000
5/24/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,390,937, 1.75% - 4.38%, 10/31/19 - 11/15/39)	12,053,020	12,000,000
2.42%, dated:
5/9/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,283,714, 1.75% - 6.50%, 10/31/19 - 2/15/40)	12,048,400	12,000,000
5/22/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $7,159,308, 2.14% - 4.38%, 10/31/19 - 11/15/39)	7,042,350	7,000,000
6/19/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,583,117, 2.00% - 6.00%, 8/31/21 - 2/15/26)	28,056,467	28,000,000
2.44%, dated:
4/15/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $23,688,886, 1.75% - 4.50%, 7/31/19 - 11/15/48)	23,141,859	23,000,000
4/16/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,303,089, 0.00% - 4.38%, 7/9/19 - 2/15/46)	12,074,013	12,000,000
4/17/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $19,640,456, 0.00% - 6.00%, 10/31/19 - 11/15/48)	19,117,188	19,000,000
4/18/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,295,296, 1.50% - 4.25%, 10/31/19 - 2/15/47)	9,055,510	9,000,000
4/22/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $14,487,334, 1.50% - 6.13%, 8/15/20 - 11/15/41)	14,086,349	14,000,000
5/1/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $6,145,410, 1.63% - 4.63%, 7/31/19 - 8/15/40)	6,024,807	6,000,000
5/2/19 due 7/2/19 (Collateralized by U.S. Treasury Obligations valued at $8,193,256, 1.75% - 6.50%, 7/31/20 - 8/15/47)	8,033,076	8,000,000
2.45%, dated:
4/25/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,266,596, 0.00% - 4.38%, 8/15/19 - 11/15/41)	9,055,125	9,000,000
4/26/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $18,442,494, 0.00% - 8.13%, 8/15/19 - 8/15/42)	18,110,250	18,000,000
4/29/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,146,252, 2.14% - 3.88%, 10/31/19 - 2/15/46)	6,037,158	6,000,000
5/1/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,145,480, 1.75% - 8.00%, 7/31/19 - 2/15/49)	6,036,750	6,000,000
CIBC Bank U.S.A. at:
2.4%, dated 5/22/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,085,068, 1.88% - 6.25%, 5/31/20 - 11/15/48)	3,012,200	3,000,000
2.42%, dated:
4/12/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $2,051,334, 1.88% - 6.25%, 5/31/20 - 11/15/48)	2,011,966	2,000,000
4/15/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,152,674, 1.88% - 4.25%, 5/31/20 - 5/15/48)	6,035,493	6,000,000
2.43%, dated:
4/10/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $8,217,390, 1.88% - 3.13%, 5/31/20 - 5/15/48)	8,049,140	8,000,000
5/6/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $5,119,736, 1.88% - 3.63%, 5/31/20 - 5/15/48)	5,029,700	5,000,000
2.44%, dated 4/30/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,166,615, 1.88% - 4.50%, 5/31/20 - 8/15/48)	6,031,720	6,000,000
Commerz Markets LLC at:
2.55%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $84,678,021, 1.88% - 3.00%, 3/31/22 - 5/15/45)	83,017,638	83,000,000
2.64%, dated:
6/26/19 due 7/3/19 (Collateralized by U.S. Treasury Obligations valued at $13,265,041, 1.88% - 3.63%, 2/15/22 - 2/15/44)	13,006,673	13,000,000
6/27/19 due 7/3/19 (Collateralized by U.S. Treasury Obligations valued at $13,263,950, 2.38% - 2.50%, 2/28/21 - 8/15/24)	13,005,720	13,000,000
Credit AG at:
2.42%, dated:
5/9/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,283,639, 2.50%, 1/31/21)	12,049,207	12,000,000
6/28/19 due 7/12/19 (Collateralized by U.S. Treasury Obligations valued at $3,060,642, 2.88%, 5/31/25)	3,002,823	3,000,000
2.45%, dated 6/28/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,428, 2.88%, 5/31/25)	2,000,953	2,000,000
2.6%, dated 6/27/19 due 7/3/19 (Collateralized by U.S. Treasury Obligations valued at $5,101,494, 2.88%, 5/31/25)	5,002,167	5,000,000
2.64%, dated 6/25/19 due 7/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,958, 2.88%, 5/31/25)	2,001,027	2,000,000
Deutsche Bank AG, New York at:
2.53%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $19,384,104, 2.25%, 8/15/27)	19,004,006	19,000,000
2.66%, dated 6/26/19 due 7/3/19(e)	13,006,724	13,000,000
Deutsche Bank Securities, Inc. at 2.53%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,284, 2.13%, 12/31/21)	1,000,211	1,000,000
DNB Bank ASA at 2.5%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $27,545,839, 2.75%, 8/31/23)	27,005,625	27,000,000
Fixed Income Clearing Corp. - BNYM at 2.5%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $185,640,050, 0.00%, 6/18/20)	182,037,917	182,000,000
Goldman Sachs & Co. at 2.5%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $15,303,279, 0.00% - 2.75%, 7/18/19 - 5/31/23)	15,003,125	15,000,000
HSBC Securities, Inc. at:
2.51%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $7,172,882, 3.50%, 5/15/20)	7,001,464	7,000,000
2.58%, dated 6/27/19 due 7/3/19 (Collateralized by U.S. Treasury Obligations valued at $19,385,571, 0.00% - 2.13%, 7/18/19 - 5/31/26)	19,008,170	19,000,000
ING Financial Markets LLC at 2.5%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $15,310,234, 1.25%, 3/31/21)	15,003,125	15,000,000
J.P. Morgan Securities, LLC at:
2.64%, dated 6/28/19 due 7/1/19:
(Collateralized by U.S. Treasury Obligations valued at $2,040,547, 3.13%, 11/15/28)	2,000,440	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,040,466, 2.75% - 3.13%, 7/31/23 - 11/15/28)	2,000,440	2,000,000
(Collateralized by U.S. Treasury Obligations valued at $7,141,591, 2.63%, 12/31/23)	7,001,540	7,000,000
(Collateralized by U.S. Treasury Obligations valued at $2,040,506, 1.75% - 2.75%, 5/15/23 - 11/15/27)	2,000,440	2,000,000
2.65%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $6,121,415, 1.75% - 1.88%, 12/31/19 - 6/15/22)	6,001,325	6,000,000
Lloyds Bank PLC at:
2.43%, dated 6/24/19 due 7/24/19 (Collateralized by U.S. Treasury Obligations valued at $9,183,436, 1.00%, 11/30/19)	9,018,225	9,000,000
2.46%, dated:
5/7/19 due 7/8/19 (Collateralized by U.S. Treasury Obligations valued at $6,163,916, 6.13%, 11/15/27)	6,025,420	6,000,000
5/13/19 due:
7/12/19 (Collateralized by U.S. Treasury Obligations valued at $5,156,389, 1.88% - 6.75%, 5/31/22 - 8/15/26)	5,020,500	5,000,000
7/15/19 (Collateralized by U.S. Treasury Obligations valued at $6,156,393, 6.00%, 2/15/26)	6,025,830	6,000,000
5/20/19 due 7/19/19 (Collateralized by U.S. Treasury Obligations valued at $2,047,580, 1.88% - 6.75%, 12/15/20 - 8/15/26)	2,008,200	2,000,000
5/24/19 due 7/24/19 (Collateralized by U.S. Treasury Obligations valued at $3,069,743, 1.00% - 6.75%, 11/30/19 - 8/15/26)	3,012,505	3,000,000
Mizuho Securities U.S.A., Inc. at 2.48%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $7,143,439, 2.75%, 4/30/25)	7,001,447	7,000,000
Morgan Stanley & Co., LLC at 2.5%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $24,485,195, 0.00% - 1.13%, 10/10/19 - 6/30/21)	24,005,000	24,000,000
MUFG Securities (Canada), Ltd. at:
2.42%, dated 5/29/19 due 7/30/19 (Collateralized by U.S. Treasury Obligations valued at $6,133,586, 1.38% - 2.88%, 7/31/20 - 4/30/26)	6,025,007	6,000,000
2.54%, dated 6/26/19 due 7/3/19 (Collateralized by U.S. Treasury Obligations valued at $7,142,564, 2.38% - 2.88%, 12/15/21 - 8/15/45)	7,003,457	7,000,000
2.55%, dated 6/27/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $10,202,934, 1.38% - 2.88%, 7/31/20 - 8/15/45)	10,005,667	10,000,000
2.59%, dated 6/25/19 due 7/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,102,232, 0.00% - 3.00%, 7/25/19 - 8/15/45)	5,002,518	5,000,000
MUFG Securities EMEA PLC at:
2.39%, dated 6/28/19 due 7/5/19(e)	19,008,830	19,000,000
2.41%, dated:
6/10/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,026,880, 1.63%, 4/30/23)	1,002,812	1,000,000
6/13/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $2,046,006, 1.38%, 6/30/23)	2,005,222	2,000,000
2.42%, dated:
5/20/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,025,781, 1.63%, 5/15/26)	1,003,832	1,000,000
6/5/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,024,043, 2.00%, 10/31/22)	1,002,756	1,000,000
6/6/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $2,042,846, 1.63% - 2.63%, 12/15/21 - 4/30/23)	2,005,243	2,000,000
6/14/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $5,103,716, 2.00%, 7/31/22 - 2/15/25)	5,010,419	5,000,000
6/17/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,064,752, 2.50%, 2/15/22)	3,004,235	3,000,000
6/19/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $3,065,755, 1.63% - 2.00%, 7/31/22 - 4/30/23)	3,005,243	3,000,000
2.43%, dated 6/25/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $2,042,644, 2.00% - 2.88%, 10/15/21 - 7/31/22)	2,003,915	2,000,000
2.44%, dated:
6/5/19 due 7/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,046,574, 1.75%, 5/31/22)	2,003,660	2,000,000
6/18/19 due 7/15/19 (Collateralized by U.S. Treasury Obligations valued at $5,102,303, 2.00% - 2.13%, 7/31/22 - 12/31/22)	5,009,150	5,000,000
2.45%, dated 6/17/19 due 7/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,130,251, 2.75%, 2/15/28)	6,006,125	6,000,000
2.46%, dated:
6/18/19 due 7/3/19 (Collateralized by U.S. Treasury Obligations valued at $3,063,137, 2.63%, 12/31/25)	3,003,075	3,000,000
6/20/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $21,426,451, 2.25%, 3/31/26)	21,015,785	21,000,000
6/27/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $5,098,886, 2.00% - 2.75%, 7/31/22 - 4/30/23)	5,006,150	5,000,000
2.47%, dated 6/21/19 due 7/3/19 (Collateralized by U.S. Treasury Obligations valued at $10,202,777, 2.00% - 2.13%, 12/31/21 - 7/31/22)	10,008,233	10,000,000
2.5%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $4,118,857, 3.00%, 5/15/45)	4,000,833	4,000,000
2.53%, dated 6/24/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $6,120,515, 1.63% - 2.00%, 7/31/22 - 4/30/23)	6,002,952	6,000,000
2.55%, dated 6/25/19 due 7/3/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,290, 1.50%, 8/15/26)	2,001,133	2,000,000
2.56%, dated 6/25/19 due 7/2/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,041, 2.88%, 9/30/23)	3,001,493	3,000,000
2.58%, dated 6/27/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,120,316, 2.00% - 2.63%, 7/31/22 - 12/31/23)	6,003,440	6,000,000
2.6%, dated 6/25/19 due 7/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,041,721, 2.00% - 2.25%, 3/31/21 - 7/31/22)	2,000,867	2,000,000
Natixis SA at:
2.41%, dated 6/4/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $22,480,753, 1.63% - 3.00%, 6/30/20 - 11/15/44)	22,050,074	22,000,000
2.43%, dated 4/25/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $18,443,044, 0.00% - 2.75%, 5/21/20 - 2/15/29)	18,089,910	18,000,000
2.44%, dated 4/22/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,149,139, 0.00% - 7.50%, 5/21/20 - 5/15/46)	6,037,007	6,000,000
Norinchukin Bank at:
2.32%, dated 6/24/19 due 9/24/19 (Collateralized by U.S. Treasury Obligations valued at $6,125,528, 1.50%, 8/15/26)	6,035,573	6,000,000
2.35%, dated:
6/18/19 due 9/18/19 (Collateralized by U.S. Treasury Obligations valued at $3,065,212, 1.50%, 8/15/26)	3,018,017	3,000,000
6/19/19 due 9/18/19 (Collateralized by U.S. Treasury Obligations valued at $3,065,212, 1.50%, 8/15/26)	3,017,821	3,000,000
2.42%, dated:
6/4/19 due 9/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,198,991, 1.50% - 2.63%, 11/15/20 - 8/15/26)	9,056,265	9,000,000
6/5/19 due 9/9/19 (Collateralized by U.S. Treasury Obligations valued at $8,177,163, 1.50%, 8/15/26)	8,051,627	8,000,000
2.49%, dated:
5/17/19 due 8/16/19 (Collateralized by U.S. Treasury Obligations valued at $3,070,109, 1.50%, 8/15/26)	3,018,883	3,000,000
5/20/19 due 8/20/19 (Collateralized by U.S. Treasury Obligations valued at $6,140,217, 1.50%, 8/15/26)	6,038,180	6,000,000
2.5%, dated:
4/16/19 due 7/17/19 (Collateralized by U.S. Treasury Obligations valued at $2,051,636, 1.50%, 8/15/26)	2,012,778	2,000,000
4/17/19 due 7/19/19 (Collateralized by U.S. Treasury Obligations valued at $6,154,907, 1.50%, 8/15/26)	6,038,750	6,000,000
RBC Dominion Securities at:
2.39%, dated:
6/17/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,138,583, 1.38% - 3.50%, 4/30/20 - 2/15/48)	6,017,527	6,000,000
6/19/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,124,979, 1.38% - 3.50%, 4/30/20 - 8/15/45)	6,017,527	6,000,000
2.4%, dated 5/28/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $12,267,775, 2.00% - 3.50%, 1/31/21 - 2/15/39)	12,049,600	12,000,000
2.41%, dated:
5/20/19 due 7/5/19:
(Collateralized by U.S. Treasury Obligations valued at $6,137,305, 2.13% - 2.88%, 2/28/21 - 5/15/25)	6,024,100	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,137,293, 2.13% - 2.88%, 2/28/21 - 5/15/25)	6,025,305	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,137,279, 2.13% - 2.88%, 2/28/21 - 1/31/26)	6,025,707	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,091,485, 2.13% - 3.50%, 2/28/21 - 2/15/39)	4,017,406	4,000,000
6/3/19 due 7/5/19:
(Collateralized by U.S. Treasury Obligations valued at $6,131,544, 1.25% - 3.50%, 10/31/19 - 2/15/39)	6,015,263	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,131,558, 2.00% - 3.38%, 3/15/21 - 5/15/44)	6,015,665	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,131,518, 1.38% - 3.50%, 4/30/20 - 8/15/45)	6,016,870	6,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,131,535, 2.00% - 2.88%, 3/15/21 - 1/31/26)	6,017,272	6,000,000
6/26/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $9,183,158, 1.13% - 3.00%, 2/28/21 - 2/15/48)	9,018,075	9,000,000
RBC Financial Group at:
2.39%, dated 6/21/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $4,082,769, 1.13% - 6.25%, 9/30/21 - 11/15/45)	4,010,888	4,000,000
2.43%, dated:
4/12/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,153,094, 2.25% - 3.00%, 3/15/22 - 11/15/45)	6,036,450	6,000,000
4/16/19 due 7/5/19 (Collateralized by U.S. Treasury Obligations valued at $6,156,935, 2.38% - 3.00%, 12/15/21 - 11/15/45)	6,036,450	6,000,000
RBS Securities, Inc. at 2.63%, dated 6/27/19 due 7/2/19 (Collateralized by U.S. Treasury Obligations valued at $33,669,853, 2.75%, 8/31/23)	33,012,054	33,000,000
Societe Generale at:
2.43%, dated 5/13/19 due 7/12/19 (Collateralized by U.S. Treasury Obligations valued at $18,420,962, 1.50% - 8.13%, 8/15/19 - 8/15/43)	18,072,900	18,000,000
2.45%, dated 5/3/19 due 7/8/19 (Collateralized by U.S. Treasury Obligations valued at $12,289,165, 1.63% - 5.50%, 5/15/21 - 5/15/42)	12,053,900	12,000,000
TD Securities (U.S.A.) at 2.5%, dated 6/28/19 due 7/1/19(Collateralized by U.S. Treasury Obligations valued at $21,424,495, 2.63%, 6/15/21)	21,004,375	21,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,488,000,000)		1,488,000,000
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,540,705,794)		5,540,705,794
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(23,776,210)
NET ASSETS - 100%		$5,516,929,584

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC or Mizuho Securities U.S.A., Inc., as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $26,004,627 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $26,025,530.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$529,179,000 due 7/01/19 at 2.51%
BNY Mellon Capital Markets LLC	$20,495,000
Bank of America NA	43,687,000
Citibank NA	25,435,000
Credit Agricole CIB New York Branch	15,936,000
HSBC Securities (USA), Inc.	32,177,000
ING Financial Markets LLC	3,729,000
J.P. Morgan Securities, Inc.	65,027,000
Mitsubishi Ufj Securities (USA	6,409,000
Mizuho Securities USA, Inc.	19,942,000
Nomura Securities Internationa	32,011,000
RBC Dominion Securities, Inc.	88,983,000
Sumitomo Mitsu Bk Corp Ny (DI)	78,336,000
Wells Fargo Securities LLC	97,012,000
$529,179,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,648,179,000) — See accompanying schedule: Unaffiliated issuers (cost $5,540,705,794)		$5,540,705,794
Cash		400
Receivable for fund shares sold		27,355,847
Interest receivable		6,826,186
Other receivables		36,444
Total assets		5,574,924,671
Liabilities
Payable for investments purchased	$19,000,000
Payable for fund shares redeemed	10,742,680
Distributions payable	650,708
Accrued management fee	790,367
Distribution and service plan fees payable	147,929
Payable for reverse repurchase agreement	26,198,669
Other affiliated payables	383,171
Other payables and accrued expenses	81,563
Total liabilities		57,995,087
Net Assets		$5,516,929,584
Net Assets consist of:
Paid in capital		$5,516,758,922
Total distributable earnings (loss)		170,662
Net Assets		$5,516,929,584
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($2,303,321,246 ÷ 2,303,412,071 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($1,201,311,353 ÷ 1,201,313,056 shares)		$1.00
Service Class 2:
Net Asset Value, offering price and redemption price per share ($232,417,450 ÷ 232,414,199 shares)		$1.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,779,879,535 ÷ 1,779,428,482 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$63,660,649
Expenses
Management fee	$4,534,764
Transfer agent fees	1,974,107
Distribution and service plan fees	845,377
Accounting fees and expenses	222,264
Custodian fees and expenses	35,905
Independent trustees' fees and expenses	9,354
Audit	25,300
Legal	2,514
Interest	50,277
Miscellaneous	10,100
Total expenses before reductions	7,709,962
Expense reductions	(12,792)
Total expenses after reductions		7,697,170
Net investment income (loss)		55,963,479
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15,818
Total net realized gain (loss)		15,818
Net increase in net assets resulting from operations		$55,979,297

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,963,479	$68,399,454
Net realized gain (loss)	15,818	8,989
Net increase in net assets resulting from operations	55,979,297	68,408,443
Distributions to shareholders	(55,988,490)	(68,366,360)
Share transactions - net increase (decrease)	173,816,071	1,517,876,627
Total increase (decrease) in net assets	173,806,878	1,517,918,710
Net Assets
Beginning of period	5,343,122,706	3,825,203,996
End of period	$5,516,929,584	$5,343,122,706

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Government Money Market Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.016	.007	.002	–A	–A
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	.011	.016	.007	.002	–A	–A
Distributions from net investment income	(.011)	(.016)	(.007)	(.002)	–A	–A
Total distributions	(.011)	(.016)	(.007)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	1.09%	1.65%	.67%	.20%	.03%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.26%F	.26%	.26%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.26%F	.26%	.26%	.25%	.24%	.24%
Expenses net of all reductions	.26%F	.26%	.26%	.25%	.24%	.24%
Net investment income (loss)	2.21%F	1.65%	.68%	.21%	.03%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,303,321	$2,166,787	$1,310,275	$1,203,187	$905,170	$917,742

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.015	.006	.001	–A	–A
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	.010	.015	.006	.001	–A	–A
Distributions from net investment income	(.010)	(.015)	(.006)	(.001)	–A	–A
Total distributions	(.010)	(.015)	(.006)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	1.04%	1.55%	.57%	.10%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.36%	.36%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.36%F	.36%	.36%	.35%	.26%	.24%
Expenses net of all reductions	.36%F	.36%	.36%	.35%	.26%	.24%
Net investment income (loss)	2.11%F	1.55%	.58%	.11%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,201,311	$1,191,142	$1,025,081	$1,158,089	$759,317	$643,802

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.014	.004	–A	–A	–A
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	.010	.014	.004	–A	–A	–A
Distributions from net investment income	(.010)	(.014)	(.004)	–A	–A	–A
Total distributions	(.010)	(.014)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	.96%	1.40%	.42%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.51%F	.51%	.51%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51%F	.51%	.51%	.44%	.26%	.24%
Expenses net of all reductions	.51%F	.51%	.51%	.44%	.26%	.24%
Net investment income (loss)	1.96%F	1.40%	.43%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$232,417	$220,358	$202,591	$222,987	$210,538	$135,122

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.011	.016	.006	.002	–A	–A
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	.011	.016	.006	.002	–A	–A
Distributions from net investment income	(.011)	(.016)	(.006)	(.002)	–A	–A
Total distributions	(.011)	(.016)	(.006)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	1.08%	1.63%	.65%	.18%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.28%F	.28%	.28%	.27%	.28%	.27%
Expenses net of fee waivers, if any	.28%F	.28%	.28%	.27%	.26%	.24%
Expenses net of all reductions	.28%F	.28%	.28%	.27%	.26%	.24%
Net investment income (loss)	2.18%F	1.62%	.65%	.19%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,779,880	$1,764,836	$1,287,257	$1,241,922	$1,101,511	$992,374

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $36,444 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$5,540,705,794

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $5,402,713 and the weighted average interest rate was 2.39% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,821,180 or an annualized rate of .07% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$566,981
Service Class 2	278,396
$845,377

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .09% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$721,796
Service Class	385,547
Service Class 2	75,724
Investor Class	791,040
$1,974,107

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $466.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,326.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$23,274,797	$26,260,763
Service Class	11,885,533	16,254,110
Service Class 2	2,165,249	2,829,747
Investor Class	18,662,911	23,021,740
Total	$55,988,490	$68,366,360

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	990,920,721	2,120,557,736	$990,920,721	$2,120,557,736
Reinvestment of distributions	22,997,603	26,339,084	22,997,603	26,339,084
Shares redeemed	(877,379,198)	(1,290,341,824)	(877,379,198)	(1,290,341,824)
Net increase (decrease)	136,539,126	856,554,996	$136,539,126	$856,554,996
Service Class
Shares sold	629,685,438	1,142,939,402	$629,685,438	$1,142,939,402
Reinvestment of distributions	11,747,367	16,309,960	11,747,367	16,309,960
Shares redeemed	(631,263,571)	(993,174,189)	(631,263,571)	(993,174,189)
Net increase (decrease)	10,169,234	166,075,173	$10,169,234	$166,075,173
Service Class 2
Shares sold	62,857,057	144,024,461	$62,857,057	$144,024,461
Reinvestment of distributions	2,140,462	2,839,124	2,140,462	2,839,124
Shares redeemed	(52,938,213)	(129,093,360)	(52,938,213)	(129,093,360)
Net increase (decrease)	12,059,306	17,770,225	$12,059,306	$17,770,225
Investor Class
Shares sold	251,177,417	936,447,526	$251,177,417	$936,447,526
Reinvestment of distributions	18,451,460	23,098,128	18,451,460	23,098,128
Shares redeemed	(254,580,472)	(482,069,421)	(254,580,472)	(482,069,421)
Net increase (decrease)	15,048,405	477,476,233	$15,048,405	$477,476,233

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 35% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholder was the owner of record of 27% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.26%
Actual		$1,000.00	$1,010.90	$1.30
Hypothetical-C		$1,000.00	$1,023.51	$1.30
Service Class	.36%
Actual		$1,000.00	$1,010.40	$1.79
Hypothetical-C		$1,000.00	$1,023.01	$1.81
Service Class 2.51%
Actual		$1,000.00	$1,009.60	$2.54
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Investor Class	.28%
Actual		$1,000.00	$1,010.80	$1.40
Hypothetical-C		$1,000.00	$1,023.41	$1.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPMM-SANN-0819
1.705628.121

Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Microsoft Corp.	2.2
Apple, Inc.	2.0
Amazon.com, Inc.	1.2
Alphabet, Inc. Class A	0.9
Facebook, Inc. Class A	0.7
Roche Holding AG (participation certificate)	0.7
Adobe, Inc	0.6
UnitedHealth Group, Inc.	0.6
Berkshire Hathaway, Inc. Class B	0.5
AstraZeneca PLC (United Kingdom)	0.5
9.9

Top Market Sectors as of June 30, 2019

(stocks only)	% of fund's net assets
Information Technology	11.4
Financials	10.3
Health Care	8.4
Investment Companies	7.7
Consumer Discretionary	7.2
Industrials	6.9
Communication Services	5.3
Consumer Staples	4.7
Energy	3.6
Real Estate	3.5

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Stock Class and Equity Futures**	75.6%
Bonds	21.4%
Short-Term Class	3.0%

 * Foreign investments - 23.8%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 0.6%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 8/1/19 to 9/26/19 (a)
(Cost $408,629)	410,000	408,742
	Shares	Value

Fixed-Income Funds - 23.4%
Fidelity Emerging Markets Debt Central Fund (b)	110,689	$1,062,614
Fidelity Floating Rate Central Fund (b)	10,429	1,057,831
Fidelity High Income Central Fund (b)	19,376	2,160,968
Fidelity Inflation-Protected Bond Index Central Fund (b)	93,042	9,513,593
Fidelity International Credit Central Fund (b)	13,508	1,375,511
Fidelity VIP Investment Grade Central Fund (b)	295,734	31,735,217
iShares 20+ Year Treasury Bond ETF (c)	31,818	4,225,749
TOTAL FIXED-INCOME FUNDS
(Cost $48,931,331)		51,131,483

Money Market Funds - 3.2%
Fidelity Cash Central Fund 2.42% (d)	2,548,740	2,549,250
Fidelity Money Market Central Fund 2.57% (d)	152,290	152,305
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	4,316,418	4,316,850
TOTAL MONEY MARKET FUNDS
(Cost $7,018,388)		7,018,405

Equity Funds - 75.2%
Domestic Equity Funds - 51.3%
Fidelity Commodity Strategy Central Fund (b)	286,270	1,388,409
Fidelity Communication Services Central Fund (b)	43,573	8,896,219
Fidelity Consumer Discretionary Central Fund (b)	31,288	10,705,403
Fidelity Consumer Staples Central Fund (b)	33,916	6,765,625
Fidelity Energy Central Fund (b)	44,856	4,776,741
Fidelity Financials Central Fund (b)	187,050	19,062,263
Fidelity Health Care Central Fund (b)	35,111	15,343,378
Fidelity Industrials Central Fund (b)	35,893	10,382,521
Fidelity Information Technology Central Fund (b)	60,187	23,623,826
Fidelity Materials Central Fund (b)	12,863	2,612,252
Fidelity Real Estate Equity Central Fund (b)	18,259	2,123,107
Fidelity Utilities Central Fund (b)	18,161	3,467,433
iShares S&P 500 Index ETF	9,552	2,815,452

TOTAL DOMESTIC EQUITY FUNDS		111,962,629

International Equity Funds - 23.9%
Fidelity Emerging Markets Equity Central Fund (b)	50,767	11,109,355
Fidelity International Equity Central Fund (b)	346,777	27,128,372
iShares Core MSCI Emerging Markets ETF	206,776	10,636,556
iShares MSCI Japan ETF	61,392	3,350,775

TOTAL INTERNATIONAL EQUITY FUNDS		52,225,058

TOTAL EQUITY FUNDS
(Cost $146,733,540)		164,187,687
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $203,091,888)		222,746,317
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(4,409,445)
NET ASSETS - 100%		$218,336,872

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	84	Sept. 2019	$8,077,860	$(227,416)	$(227,416)

The notional amount of futures sold as a percentage of Net Assets is 3.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $408,742.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,923
Fidelity Communication Services Central Fund	18,749
Fidelity Consumer Discretionary Central Fund	32,937
Fidelity Consumer Staples Central Fund	67,320
Fidelity Emerging Markets Debt Central Fund	30,949
Fidelity Emerging Markets Equity Central Fund	69,741
Fidelity Energy Central Fund	46,011
Fidelity Financials Central Fund	151,333
Fidelity Floating Rate Central Fund	61,331
Fidelity Health Care Central Fund	62,488
Fidelity High Income Central Fund	32,791
Fidelity High Income Central Fund 1	84,351
Fidelity Industrials Central Fund	74,190
Fidelity Inflation-Protected Bond Index Central Fund	18,214
Fidelity Information Technology Central Fund	107,600
Fidelity International Credit Central Fund	21,147
Fidelity International Equity Central Fund	459,194
Fidelity Materials Central Fund	22,506
Fidelity Money Market Central Fund	1,978
Fidelity Real Estate Equity Central Fund	2,630
Fidelity Securities Lending Cash Central Fund	557
Fidelity Utilities Central Fund	39,964
Fidelity VIP Investment Grade Central Fund	546,066
Total	$2,019,970

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,369,730	$16,130	$59,827	$(4,358)	$66,734	$1,388,409	0.6
Fidelity Communication Services Central Fund	7,214,391	756,584	649,208	20,047	1,554,405	8,896,219	0.5
Fidelity Consumer Discretionary Central Fund	9,362,394	237,042	761,027	82,078	1,784,916	10,705,403	0.5
Fidelity Consumer Staples Central Fund	5,886,298	192,172	467,264	(31,850)	1,186,269	6,765,625	0.5
Fidelity Emerging Markets Debt Central Fund	1,020,915	47,079	59,827	(818)	55,265	1,062,614	0.0
Fidelity Emerging Markets Equity Central Fund	6,442,240	4,559,885	1,045,632	1,680	1,151,182	11,109,355	1.0
Fidelity Energy Central Fund	4,467,763	144,545	367,842	(51,904)	584,179	4,776,741	0.5
Fidelity Financials Central Fund	17,255,789	522,001	1,677,340	(38,781)	3,000,594	19,062,263	0.6
Fidelity Floating Rate Central Fund	2,090,602	93,477	1,191,003	23,302	41,453	1,057,831	0.1
Fidelity Health Care Central Fund	14,253,091	353,204	1,091,201	53,276	1,775,008	15,343,378	0.5
Fidelity High Income Central Fund	--	34,011	1,951,202	264,553	54,392	2,160,968	0.1
Fidelity High Income Central Fund 1	3,842,872	135,317	150,859	1,570	(69,686)	--	0.0
Fidelity Industrials Central Fund	8,748,390	275,236	748,079	(20,527)	2,127,501	10,382,521	0.5
Fidelity Inflation-Protected Bond Index Central Fund	7,470,174	5,439,161	3,751,987	13,183	343,062	9,513,593	0.7
Fidelity Information Technology Central Fund	19,976,403	539,037	1,891,139	127,893	4,871,632	23,623,826	0.5
Fidelity International Credit Central Fund	1,311,077	40,505	71,793	253	95,469	1,375,511	0.7
Fidelity International Equity Central Fund	24,536,329	1,017,319	1,781,550	(20,369)	3,376,643	27,128,372	1.0
Fidelity Materials Central Fund	2,453,816	81,146	219,842	(30,901)	328,033	2,612,252	0.5
Fidelity Real Estate Equity Central Fund	872,167	1,139,584	53,355	2,816	161,895	2,123,107	0.7
Fidelity Utilities Central Fund	3,217,606	103,286	239,610	6,419	379,732	3,467,433	0.5
Fidelity VIP Investment Grade Central Fund	29,673,651	3,257,954	2,687,655	15,643	1,475,624	31,735,217	0.6
	$171,465,698	$18,984,675	$20,917,242	$413,205	$24,344,302	$194,290,638

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$408,742	$--	$408,742	$--
Fixed-Income Funds	51,131,483	51,131,483	--	--
Money Market Funds	7,018,405	7,018,405	--	--
Equity Funds	164,187,687	164,187,687	--	--
Total Investments in Securities:	$222,746,317	$222,337,575	$408,742	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(227,416)	$(227,416)	$--	$--
Total Liabilities	$(227,416)	$(227,416)	$--	$--
Total Derivative Instruments:	$(227,416)	$(227,416)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(227,416)
Total Equity Risk	0	(227,416)
Total Value of Derivatives	$0	$(227,416)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	13.3%
AAA,AA,A	1.6%
BBB	4.2%
BB	1.6%
B	0.8%
CCC,CC,C	0.4%
D	0.0%
Not Rated	0.2%
Equities	74.4%
Short-Term Investments and Net Other Assets	3.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.2%
United Kingdom	2.6%
Japan	2.5%
Cayman Islands	1.9%
Switzerland	1.8%
France	1.5%
Netherlands	1.5%
Germany	1.4%
Canada	1.3%
Ireland	1.2%
Others (Individually Less Than 1%)	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,223,358) — See accompanying schedule: Unaffiliated issuers (cost $20,948,533)	$21,437,274
Fidelity Central Funds (cost $182,143,355)	201,309,043
Total Investment in Securities (cost $203,091,888)		$222,746,317
Cash		284
Receivable for investments sold		92,345
Receivable for fund shares sold		2,015
Dividends receivable		108,289
Distributions receivable from Fidelity Central Funds		6,845
Total assets		222,956,095
Liabilities
Payable for investments purchased	$105,768
Payable for fund shares redeemed	8,233
Accrued management fee	96,208
Distribution and service plan fees payable	891
Payable for daily variation margin on futures contracts	40,320
Other affiliated payables	28,050
Other payables and accrued expenses	22,903
Collateral on securities loaned	4,316,850
Total liabilities		4,619,223
Net Assets		$218,336,872
Net Assets consist of:
Paid in capital		$197,117,276
Total distributable earnings (loss)		21,219,596
Net Assets		$218,336,872
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($96,445,831 ÷ 5,327,525 shares)		$18.10
Service Class:
Net Asset Value, offering price and redemption price per share ($2,928,863 ÷ 163,229 shares)		$17.94
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,181,097 ÷ 178,543 shares)		$17.82
Investor Class:
Net Asset Value, offering price and redemption price per share ($115,781,081 ÷ 6,439,081 shares)		$17.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$181,100
Interest		4,027
Income from Fidelity Central Funds (including $557 from security lending)		2,019,970
Total income		2,205,097
Expenses
Management fee	$575,068
Transfer agent fees	114,691
Distribution and service plan fees	5,306
Accounting and security lending fees	52,743
Custodian fees and expenses	2,139
Independent trustees' fees and expenses	387
Audit	29,377
Legal	1,500
Miscellaneous	686
Total expenses before reductions	781,897
Expense reductions	(1,442)
Total expenses after reductions		780,455
Net investment income (loss)		1,424,642
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	521,999
Fidelity Central Funds	413,205
Futures contracts	(339,437)
Total net realized gain (loss)		595,767
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,140,878
Fidelity Central Funds	24,344,321
Assets and liabilities in foreign currencies	(17)
Futures contracts	(227,092)
Total change in net unrealized appreciation (depreciation)		25,258,090
Net gain (loss)		25,853,857
Net increase (decrease) in net assets resulting from operations		$27,278,499

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,424,642	$3,061,347
Net realized gain (loss)	595,767	11,605,392
Change in net unrealized appreciation (depreciation)	25,258,090	(31,282,713)
Net increase (decrease) in net assets resulting from operations	27,278,499	(16,615,974)
Distributions to shareholders	(11,166,031)	(11,946,072)
Share transactions - net increase (decrease)	3,212,327	(2,518,429)
Total increase (decrease) in net assets	19,324,795	(31,080,475)
Net Assets
Beginning of period	199,012,077	230,092,552
End of period	$218,336,872	$199,012,077

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager: Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.76	$19.21	$18.81	$18.90	$19.15	$18.30
Income from Investment Operations
Net investment income (loss)A	.12	.26	.25	.24	.27	.23
Net realized and unrealized gain (loss)	2.16	(1.69)	2.97	.20	(.27)	.85
Total from investment operations	2.28	(1.43)	3.22	.44	–	1.08
Distributions from net investment income	–	(.28)	(.24)	(.26)	(.24)	(.21)
Distributions from net realized gain	(.94)	(.74)	(2.58)	(.26)	(.01)	(.02)
Total distributions	(.94)	(1.02)	(2.82)	(.53)B	(.25)	(.23)
Net asset value, end of period	$18.10	$16.76	$19.21	$18.81	$18.90	$19.15
Total ReturnC,D,E	13.86%	(7.65)%	18.73%	2.52%	.03%	5.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.68%	.69%	.71%	.70%	.70%
Expenses net of fee waivers, if any	.68%H	.68%	.69%	.71%	.70%	.70%
Expenses net of all reductions	.68%H	.68%	.69%	.70%	.69%	.70%
Net investment income (loss)	1.38%H	1.40%	1.32%	1.31%	1.37%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$96,446	$89,477	$106,903	$99,882	$108,324	$122,484
Portfolio turnover rateI	34%H	32%	29%	142%	49%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.264 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.63	$19.07	$18.68	$18.79	$19.03	$18.19
Income from Investment Operations
Net investment income (loss)A	.11	.24	.23	.22	.25	.21
Net realized and unrealized gain (loss)	2.14	(1.68)	2.96	.18	(.26)	.84
Total from investment operations	2.25	(1.44)	3.19	.40	(.01)	1.05
Distributions from net investment income	–	(.26)	(.22)	(.25)	(.22)	(.19)
Distributions from net realized gain	(.94)	(.74)	(2.58)	(.26)	(.01)	(.02)
Total distributions	(.94)	(1.00)	(2.80)	(.51)	(.23)	(.21)
Net asset value, end of period	$17.94	$16.63	$19.07	$18.68	$18.79	$19.03
Total ReturnB,C,D	13.79%	(7.75)%	18.70%	2.34%	(.03)%	5.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.78%G	.78%	.79%	.81%	.80%	.80%
Expenses net of fee waivers, if any	.78%G	.78%	.79%	.81%	.80%	.80%
Expenses net of all reductions	.78%G	.78%	.79%	.80%	.79%	.80%
Net investment income (loss)	1.28 %G	1.30%	1.22%	1.21%	1.27%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,929	$2,621	$3,018	$2,698	$2,877	$3,265
Portfolio turnover rateH	34%G	32%	29%	142%	49%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.53	$18.95	$18.58	$18.70	$18.94	$18.10
Income from Investment Operations
Net investment income (loss)A	.10	.21	.20	.19	.21	.17
Net realized and unrealized gain (loss)	2.13	(1.67)	2.94	.18	(.25)	.84
Total from investment operations	2.23	(1.46)	3.14	.37	(.04)	1.01
Distributions from net investment income	–	(.22)	(.20)	(.23)	(.19)	(.15)
Distributions from net realized gain	(.94)	(.74)	(2.57)	(.26)	(.01)	(.02)
Total distributions	(.94)	(.96)	(2.77)	(.49)	(.20)	(.17)
Net asset value, end of period	$17.82	$16.53	$18.95	$18.58	$18.70	$18.94
Total ReturnB,C,D	13.75%	(7.88)%	18.49%	2.18%	(.18)%	5.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	.93%	.94%	.96%	.96%	1.01%
Expenses net of fee waivers, if any	.93%G	.93%	.94%	.96%	.96%	1.01%
Expenses net of all reductions	.93%G	.93%	.94%	.95%	.95%	1.00%
Net investment income (loss)	1.13%G	1.15%	1.07%	1.06%	1.11%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$3,181	$2,904	$3,755	$3,425	$3,533	$3,573
Portfolio turnover rateH	34%G	32%	29%	142%	49%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.66	$19.10	$18.71	$18.82	$19.06	$18.22
Income from Investment Operations
Net investment income (loss)A	.11	.25	.23	.22	.25	.21
Net realized and unrealized gain (loss)	2.15	(1.69)	2.97	.18	(.25)	.85
Total from investment operations	2.26	(1.44)	3.20	.40	–	1.06
Distributions from net investment income	–	(.26)	(.23)	(.25)	(.23)	(.20)
Distributions from net realized gain	(.94)	(.74)	(2.58)	(.26)	(.01)	(.02)
Total distributions	(.94)	(1.00)	(2.81)	(.51)	(.24)	(.22)
Net asset value, end of period	$17.98	$16.66	$19.10	$18.71	$18.82	$19.06
Total ReturnB,C,D	13.83%	(7.72)%	18.68%	2.35%	.01%	5.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.77%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.76%G	.76%	.77%	.79%	.78%	.78%
Expenses net of all reductions	.76%G	.76%	.77%	.79%	.77%	.78%
Net investment income (loss)	1.30%G	1.32%	1.24%	1.23%	1.29%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$115,781	$104,010	$116,417	$97,855	$106,942	$86,687
Portfolio turnover rateH	34%G	32%	29%	142%	49%	38%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005 to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005 to .01%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01% to .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term distributions from the Fidelity Central Funds, futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,973,665
Gross unrealized depreciation	(2,196,955)
Net unrealized appreciation (depreciation)	$20,776,710
Tax cost	$201,742,191

The Fund elected to defer to its next fiscal year $591,591 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $36,407,510 and $35,334,613, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company(the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,417
Service Class 2	3,889
$5,306

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$30,795
Service Class	921
Service Class 2	1,011
Investor Class	81,964
$114,691

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated portions of investments of the Fund. This involved taxable redemptions of Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund for investments, including accrued interest, with a value of $5,291,161 and a non-taxable exchange of those investments, including accrued interest, for 28,806 shares of Fidelity Communication Services Central Fund. The Fund had a net realized gain of $140,418 on redemptions from Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund. Fidelity Communication Services Central Fund, Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund are affiliated investment companies managed by FMR.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $303 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $359 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $272.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $811.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$4,928,046	$5,474,519
Service Class	145,704	154,464
Service Class 2	165,135	182,137
Investor Class	5,927,146	6,134,952
Total	$11,166,031	$11,946,072

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	35,170	98,417	$618,133	$1,851,440
Reinvestment of distributions	285,850	310,740	4,928,046	5,474,519
Shares redeemed	(332,703)	(633,775)	(5,829,437)	(11,956,373)
Net increase (decrease)	(11,683)	(224,618)	$(283,258)	$(4,630,414)
Service Class
Shares sold	2,842	2,011	$49,226	$36,529
Reinvestment of distributions	8,526	8,837	145,704	154,464
Shares redeemed	(5,807)	(11,435)	(101,621)	(213,769)
Net increase (decrease)	5,561	(587)	$93,309	$(22,776)
Service Class 2
Shares sold	5,446	27,263	$94,145	$509,323
Reinvestment of distributions	9,725	10,440	165,135	182,137
Shares redeemed	(12,323)	(60,168)	(216,015)	(1,122,114)
Net increase (decrease)	2,848	(22,465)	$43,265	$(430,654)
Investor Class
Shares sold	207,321	588,689	$3,681,536	$11,085,014
Reinvestment of distributions	346,010	350,489	5,927,146	6,134,952
Shares redeemed	(358,333)	(789,657)	(6,249,671)	(14,654,551)
Net increase (decrease)	194,998	149,521	$3,359,011	$2,565,415

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 86% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.68%
Actual		$1,000.00	$1,138.60	$3.61
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class	.78%
Actual		$1,000.00	$1,137.90	$4.13
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Service Class 2.93%
Actual		$1,000.00	$1,137.50	$4.93
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Investor Class	.76%
Actual		$1,000.00	$1,138.30	$4.03
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%.

 C 5% return per year before expenses

VIPAMG-SANN-0819
1.705700.121

Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

VIP Investment Grade Bond Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Fidelity® VIP Investment Grade Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2019
U.S. Government and U.S. Government Agency Obligations	56.0%
AAA	1.6%
AA	1.3%
A	7.4%
BBB	24.8%
BB and Below	8.1%
Not Rated	1.2%
Short-Term Investments and Net Other Assets*	(0.4)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*,**
Corporate Bonds	38.6%
U.S. Government and U.S. Government Agency Obligations	56.0%
Asset-Backed Securities	1.9%
CMOs and Other Mortgage Related Securities	1.8%
Municipal Bonds	1.2%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.4)%

 * Foreign investments - 9.0%

 ** Futures and Swaps - 0.0%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity's fixed-income central funds. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

VIP Investment Grade Bond Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.9%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46	10,785,100	11,311,134
U.S. Treasury Obligations - 2.6%
U.S. Treasury Bonds 3% 2/15/49	20,895,000	22,915,938
U.S. Treasury Notes:
2% 11/15/26	$25,000,000	$25,174,805
2.125% 11/30/24	24,500,000	24,907,695
2.875% 8/15/28	35,000,000	37,592,188

TOTAL U.S. TREASURY OBLIGATIONS		110,590,626

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $115,770,388)		121,901,760
	Shares	Value

Fixed-Income Funds - 96.3%
Fidelity Specialized High Income Central Fund (a)	2,074,730	$210,564,330
Fidelity VIP Investment Grade Central Fund (a)(b)	36,094,664	3,873,318,434
TOTAL FIXED-INCOME FUNDS
(Cost $3,952,046,989)		4,083,882,764

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.42% (c)
(Cost $30,269,928)	30,264,247	30,270,300
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,098,087,305)		4,236,054,824
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,300,257
NET ASSETS - 100%		$4,240,355,081

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated central fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$326,337
Fidelity Specialized High Income Central Fund	5,395,285
Fidelity VIP Investment Grade Central Fund	65,802,401
Total	$71,524,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$150,693,137	$45,394,882	$--	$--	$14,476,311	$210,564,330	34.0%
Fidelity VIP Investment Grade Central Fund	3,661,529,582	151,849,024	117,900,000	(3,988,633)	181,828,461	3,873,318,434	69.5%
Total	$3,812,222,719	$197,243,906	$117,900,000	$(3,988,633)	$196,304,772	$4,083,882,764

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$121,901,760	$--	$121,901,760	$--
Fixed-Income Funds	4,083,882,764	4,083,882,764	--	--
Money Market Funds	30,270,300	30,270,300	--	--
Total Investments in Securities:	$4,236,054,824	$4,114,153,064	$121,901,760	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $115,770,388)	$121,901,760
Fidelity Central Funds (cost $3,982,316,917)	4,114,153,064
Total Investment in Securities (cost $4,098,087,305)		$4,236,054,824
Receivable for fund shares sold		16,293,924
Interest receivable		762,015
Distributions receivable from Fidelity Central Funds		698,554
Total assets		4,253,809,317
Liabilities
Payable for investments purchased	$10,000,000
Payable for fund shares redeemed	1,606,425
Accrued management fee	1,069,906
Distribution and service plan fees payable	390,235
Other affiliated payables	362,662
Other payables and accrued expenses	25,008
Total liabilities		13,454,236
Net Assets		$4,240,355,081
Net Assets consist of:
Paid in capital		$4,064,313,301
Total distributable earnings (loss)		176,041,780
Net Assets		$4,240,355,081
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,002,373,829 ÷ 76,422,956 shares)		$13.12
Service Class:
Net Asset Value, offering price and redemption price per share ($599,879,520 ÷ 46,281,701 shares)		$12.96
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,635,225,478 ÷ 128,024,175 shares)		$12.77
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,002,876,254 ÷ 76,773,393 shares)		$13.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$1,138,655
Income from Fidelity Central Funds		71,524,023
Total income		72,662,678
Expenses
Management fee	$6,123,037
Transfer agent fees	1,525,945
Distribution and service plan fees	2,222,276
Accounting fees and expenses	565,968
Custodian fees and expenses	7,572
Independent trustees' fees and expenses	7,264
Audit	24,760
Legal	2,387
Miscellaneous	15,301
Total expenses before reductions	10,494,510
Expense reductions	(9,699)
Total expenses after reductions		10,484,811
Net investment income (loss)		62,177,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,086,379
Fidelity Central Funds	(3,988,622)
Total net realized gain (loss)		(2,902,243)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,838,576
Fidelity Central Funds	196,304,761
Total change in net unrealized appreciation (depreciation)		202,143,337
Net gain (loss)		199,241,094
Net increase (decrease) in net assets resulting from operations		$261,418,961

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,177,867	$95,898,257
Net realized gain (loss)	(2,902,243)	(16,539,616)
Change in net unrealized appreciation (depreciation)	202,143,337	(109,569,089)
Net increase (decrease) in net assets resulting from operations	261,418,961	(30,210,448)
Distributions to shareholders	(16,591,219)	(120,424,344)
Share transactions - net increase (decrease)	128,531,224	(184,618,601)
Total increase (decrease) in net assets	373,358,966	(335,253,393)
Net Assets
Beginning of period	3,866,996,115	4,202,249,508
End of period	$4,240,355,081	$3,866,996,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investment Grade Bond Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.34	$12.80	$12.64	$12.37	$12.79	$12.36
Income from Investment Operations
Net investment income (loss)A	.204	.311	.325	.344	.345	.327
Net realized and unrealized gain (loss)	.631	(.381)	.204	.240	(.419)	.392
Total from investment operations	.835	(.070)	.529	.584	(.074)	.719
Distributions from net investment income	(.055)	(.313)	(.312)	(.308)	(.336)	(.284)
Distributions from net realized gain	–	(.077)	(.057)	(.006)	(.010)	(.005)
Total distributions	(.055)	(.390)	(.369)	(.314)	(.346)	(.289)
Net asset value, end of period	$13.12	$12.34	$12.80	$12.64	$12.37	$12.79
Total ReturnB,C,D	6.79%	(.53)%	4.22%	4.74%	(.60)%	5.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G	.40%	.41%	.41%	.42%	.42%
Expenses net of fee waivers, if any	.41%G	.40%	.41%	.41%	.42%	.42%
Expenses net of all reductions	.41%G	.40%	.41%	.41%	.42%	.42%
Net investment income (loss)	3.24%G	2.49%	2.53%	2.67%	2.69%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,002,374	$928,285	$1,069,371	$1,023,875	$1,052,893	$1,081,564
Portfolio turnover rateH	9%G	8%	6%	11%	9%	7%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$12.66	$12.50	$12.24	$12.66	$12.24
Income from Investment Operations
Net investment income (loss)A	.195	.295	.309	.328	.329	.312
Net realized and unrealized gain (loss)	.618	(.377)	.207	.236	(.416)	.391
Total from investment operations	.813	(.082)	.516	.564	(.087)	.703
Distributions from net investment income	(.053)	(.301)	(.299)	(.298)	(.323)	(.278)
Distributions from net realized gain	–	(.077)	(.057)	(.006)	(.010)	(.005)
Total distributions	(.053)	(.378)	(.356)	(.304)	(.333)	(.283)
Net asset value, end of period	$12.96	$12.20	$12.66	$12.50	$12.24	$12.66
Total ReturnB,C,D	6.69%	(.63)%	4.16%	4.63%	(.71)%	5.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.50%	.51%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.51%G	.50%	.51%	.51%	.52%	.52%
Expenses net of all reductions	.51%G	.50%	.51%	.51%	.52%	.52%
Net investment income (loss)	3.14%G	2.39%	2.43%	2.57%	2.60%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$599,880	$553,442	$587,652	$541,803	$520,000	$432,656
Portfolio turnover rateH	9%G	8%	6%	11%	9%	7%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.03	$12.49	$12.34	$12.09	$12.51	$12.10
Income from Investment Operations
Net investment income (loss)A	.183	.272	.286	.304	.306	.289
Net realized and unrealized gain (loss)	.607	(.372)	.203	.235	(.410)	.379
Total from investment operations	.790	(.100)	.489	.539	(.104)	.668
Distributions from net investment income	(.050)	(.283)	(.282)	(.283)	(.306)	(.253)
Distributions from net realized gain	–	(.077)	(.057)	(.006)	(.010)	(.005)
Total distributions	(.050)	(.360)	(.339)	(.289)	(.316)	(.258)
Net asset value, end of period	$12.77	$12.03	$12.49	$12.34	$12.09	$12.51
Total ReturnB,C,D	6.59%	(.79)%	3.99%	4.48%	(.85)%	5.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.65%	.66%	.66%	.67%	.67%
Expenses net of fee waivers, if any	.66%G	.65%	.66%	.66%	.67%	.67%
Expenses net of all reductions	.66%G	.65%	.66%	.66%	.67%	.67%
Net investment income (loss)	2.99%G	2.24%	2.28%	2.42%	2.45%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,635,225	$1,505,566	$1,514,502	$1,310,808	$1,186,855	$1,082,467
Portfolio turnover rateH	9%G	8%	6%	11%	9%	7%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.29	$12.75	$12.59	$12.32	$12.75	$12.32
Income from Investment Operations
Net investment income (loss)A	.201	.305	.319	.338	.340	.322
Net realized and unrealized gain (loss)	.623	(.380)	.206	.243	(.428)	.395
Total from investment operations	.824	(.075)	.525	.581	(.088)	.717
Distributions from net investment income	(.054)	(.308)	(.308)	(.305)	(.332)	(.282)
Distributions from net realized gain	–	(.077)	(.057)	(.006)	(.010)	(.005)
Total distributions	(.054)	(.385)	(.365)	(.311)	(.342)	(.287)
Net asset value, end of period	$13.06	$12.29	$12.75	$12.59	$12.32	$12.75
Total ReturnB,C,D	6.73%	(.57)%	4.20%	4.74%	(.71)%	5.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%	.44%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.44%G	.44%	.44%	.45%	.45%	.45%
Expenses net of all reductions	.44%G	.44%	.44%	.45%	.45%	.45%
Net investment income (loss)	3.21%G	2.46%	2.49%	2.63%	2.66%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,002,876	$879,703	$1,030,725	$915,550	$792,855	$759,351
Portfolio turnover rateH	9%G	8%	6%	11%	9%	7%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$190,895,027
Gross unrealized depreciation	(1,550,074)
Net unrealized appreciation (depreciation)	$189,344,953
Tax cost	$4,046,709,871

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,656,109)
Long-term	(13,440,282)
Total capital loss carryforward	$(17,096,391)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $197,243,906 and $117,900,000, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$286,449
Service Class 2	1,935,827
$2,222,276

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$330,075
Service Class	194,785
Service Class 2	526,545
Investor Class	474,540
$1,525,945

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,580 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,699.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$4,217,625	$30,244,978
Service Class	2,359,971	17,030,044
Service Class 2	6,125,210	44,529,426
Investor Class	3,888,413	28,619,896
Total	$16,591,219	$120,424,344

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	8,001,565	11,083,174	$101,240,563	$138,630,179
Reinvestment of distributions	337,680	2,446,784	4,217,625	30,244,978
Shares redeemed	(7,137,336)	(21,859,101)	(90,635,412)	(272,805,561)
Net increase (decrease)	1,201,909	(8,329,143)	$14,822,776	$(103,930,404)
Service Class
Shares sold	5,062,051	8,812,788	$63,294,323	$108,723,787
Reinvestment of distributions	191,246	1,393,633	2,359,971	17,030,044
Shares redeemed	(4,339,477)	(11,266,987)	(54,193,139)	(139,229,053)
Net increase (decrease)	913,820	(1,060,566)	$11,461,155	$(13,475,222)
Service Class 2
Shares sold	10,504,014	16,374,257	$129,759,180	$200,205,468
Reinvestment of distributions	503,304	3,694,245	6,125,210	44,529,426
Shares redeemed	(8,148,946)	(16,197,128)	(99,813,121)	(196,947,640)
Net increase (decrease)	2,858,372	3,871,374	$36,071,269	$47,787,254
Investor Class
Shares sold	7,877,409	6,025,031	$99,949,765	$75,215,767
Reinvestment of distributions	312,573	2,324,570	3,888,413	28,619,896
Shares redeemed	(2,987,790)	(17,627,680)	(37,662,154)	(218,835,892)
Net increase (decrease)	5,202,192	(9,278,079)	$66,176,024	$(115,000,229)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 22% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 29% of the total outstanding shares of the Fund.

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.41%
Actual		$1,000.00	$1,067.90	$2.10
Hypothetical-C		$1,000.00	$1,022.76	$2.06
Service Class	.51%
Actual		$1,000.00	$1,066.90	$2.61
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Service Class 2.66%
Actual		$1,000.00	$1,065.90	$3.38
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Investor Class	.44%
Actual		$1,000.00	$1,067.30	$2.26
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

The following are the financial statements for the Fidelity® VIP Investment Grade Central Fund as of June 30, 2019 which is a direct investment of VIP Investment Grade Bond Portfolio.

Fidelity® VIP Investment Grade Central Fund

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2019
U.S. Government and U.S. Government Agency Obligations	57.8%
AAA	1.6%
AA	1.2%
A	8.0%
BBB	27.0%
BB and Below	4.2%
Not Rated	1.4%
Short-Term Investments and Net Other Assets*	(1.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*,**
Corporate Bonds	37.3%
U.S. Government and U.S. Government Agency Obligations	57.8%
Asset-Backed Securities	2.1%
CMOs and Other Mortgage Related Securities	1.9%
Municipal Bonds	1.3%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)***	(1.2)%

 * Foreign investments - 8.9%

 ** Futures and Swaps - 0.0%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® VIP Investment Grade Central Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.45% 6/30/20	$3,187,000	$3,185,464
2.95% 7/15/26	12,000,000	11,911,286
3.6% 2/17/23	6,270,000	6,505,610
4.45% 4/1/24	480,000	516,912
4.5% 3/9/48	14,100,000	14,445,628
4.75% 5/15/46	15,700,000	16,506,236
Verizon Communications, Inc.:
4.862% 8/21/46	3,398,000	3,954,700
5.012% 4/15/49	2,962,000	3,523,557
5.5% 3/16/47	7,027,000	8,874,581
		69,423,974
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	2,205,023
5.95% 4/1/41	1,407,000	1,845,975
The Walt Disney Co. 7.75% 12/1/45 (a)	3,169,000	5,294,903
		9,345,901
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	6,031,747
4.908% 7/23/25	3,860,000	4,188,297
5.375% 5/1/47	18,172,000	19,120,953
6.484% 10/23/45	1,700,000	2,001,209
Comcast Corp.:
3.9% 3/1/38	1,072,000	1,129,505
4.6% 8/15/45	2,841,000	3,225,681
4.65% 7/15/42	2,539,000	2,917,687
Fox Corp.:
3.666% 1/25/22 (a)	721,000	744,877
4.03% 1/25/24 (a)	1,268,000	1,348,111
4.709% 1/25/29 (a)	1,835,000	2,047,122
5.476% 1/25/39 (a)	1,809,000	2,134,134
5.576% 1/25/49 (a)	1,201,000	1,464,099
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,555,446
4.5% 9/15/42	924,000	868,181
5.5% 9/1/41	1,700,000	1,780,705
5.875% 11/15/40	1,500,000	1,621,151
6.55% 5/1/37	20,209,000	23,331,257
7.3% 7/1/38	3,781,000	4,585,192
		86,095,354

TOTAL COMMUNICATION SERVICES		164,865,229

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	10,034,883
3.5% 7/10/19	4,187,000	4,187,844
4.2% 3/1/21	5,411,000	5,531,085
4.25% 5/15/23	2,080,000	2,149,631
4.375% 9/25/21	15,702,000	16,207,617
		38,111,060
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	3,118,238

TOTAL CONSUMER DISCRETIONARY		41,229,298

CONSUMER STAPLES - 3.0%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	9,265,000	10,188,409
4.9% 2/1/46	11,511,000	12,739,358
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	5,750,000	6,083,500
5.45% 1/23/39	4,690,000	5,550,615
5.55% 1/23/49	10,715,000	13,036,941
5.8% 1/23/59 (Reg. S)	11,321,000	14,137,665
Molson Coors Brewing Co.:
3% 7/15/26	3,500,000	3,456,573
5% 5/1/42	13,093,000	13,808,368
		79,001,429
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,460,340
3.3% 11/18/21	2,918,000	2,975,832
		5,436,172
Food Products - 0.0%
Conagra Brands, Inc. 3.8% 10/22/21	1,121,000	1,151,762
Tobacco - 1.5%
Altria Group, Inc.:
3.875% 9/16/46	4,590,000	4,073,825
4% 1/31/24	2,227,000	2,332,751
4.25% 8/9/42	5,531,000	5,106,400
4.5% 5/2/43	3,707,000	3,517,737
4.8% 2/14/29	5,504,000	5,936,582
5.375% 1/31/44	6,678,000	7,154,578
5.95% 2/14/49	3,700,000	4,211,710
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,944,136
4.25% 7/21/25 (a)	15,488,000	16,243,615
Reynolds American, Inc.:
3.25% 6/12/20	939,000	945,328
4% 6/12/22	3,228,000	3,347,372
4.45% 6/12/25	2,341,000	2,481,054
5.7% 8/15/35	1,215,000	1,334,253
5.85% 8/15/45	9,320,000	10,039,513
6.15% 9/15/43	4,000,000	4,357,070
7.25% 6/15/37	2,962,000	3,698,591
		79,724,515

TOTAL CONSUMER STAPLES		165,313,878

ENERGY - 5.9%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,590,264
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,585,576
4.85% 11/15/35	2,154,000	2,295,256
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	1,591,400
8.95% 4/1/45 (b)	2,104,000	1,367,600
		9,430,096
Oil, Gas & Consumable Fuels - 5.7%
Amerada Hess Corp.:
7.3% 8/15/31	1,341,000	1,645,312
7.875% 10/1/29	4,387,000	5,547,186
Anadarko Finance Co. 7.5% 5/1/31	7,680,000	10,179,685
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,676,605
5.55% 3/15/26	5,174,000	5,813,060
6.2% 3/15/40	1,700,000	2,051,882
6.45% 9/15/36	4,602,000	5,653,449
6.6% 3/15/46	5,708,000	7,407,928
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	7,088,934
5.85% 2/1/35	2,497,000	2,897,870
Cenovus Energy, Inc.:
4.25% 4/15/27	5,557,000	5,746,555
6.75% 11/15/39	2,500,000	2,956,485
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,379,000	4,408,329
4.5% 6/1/25	1,336,000	1,435,653
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,832,475
5.35% 3/15/20 (a)	3,724,000	3,775,205
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,784,283
5.6% 4/1/44	1,227,000	1,153,380
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,600,850
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,704,610
Enable Midstream Partners LP 3.9% 5/15/24 (b)	1,322,000	1,338,939
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,534,146
4.375% 10/15/20	3,093,000	3,163,028
Enbridge, Inc.:
4% 10/1/23	2,813,000	2,954,549
4.25% 12/1/26	1,773,000	1,926,255
Energy Transfer Partners LP:
4.2% 9/15/23	1,186,000	1,242,896
4.25% 3/15/23	1,017,000	1,061,297
4.5% 4/15/24	1,262,000	1,339,739
4.95% 6/15/28	4,048,000	4,423,721
5.25% 4/15/29	2,052,000	2,294,740
5.8% 6/15/38	2,257,000	2,509,474
6% 6/15/48	1,470,000	1,676,169
6.25% 4/15/49	1,409,000	1,667,791
Enterprise Products Operating LP:
2.55% 10/15/19	863,000	862,724
3.7% 2/15/26	4,800,000	5,078,938
3.75% 2/15/25	2,900,000	3,066,330
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,700,000	1,745,854
6.55% 9/15/40	460,000	568,941
Kinder Morgan, Inc. 5.55% 6/1/45	2,436,000	2,816,808
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,283,026
MPLX LP:
4.5% 7/15/23	1,975,000	2,094,176
4.8% 2/15/29	1,126,000	1,239,568
4.875% 12/1/24	2,736,000	2,976,890
5.5% 2/15/49	3,377,000	3,820,817
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,101,800
Petrobras Global Finance BV:
5.299% 1/27/25	7,000,000	7,427,000
7.25% 3/17/44	24,245,000	26,957,409
Petroleos Mexicanos:
3.5% 1/30/23	3,410,000	3,235,920
4.5% 1/23/26	6,809,000	6,235,886
4.625% 9/21/23	7,350,000	7,221,449
4.875% 1/24/22	3,398,000	3,389,505
4.875% 1/18/24	4,539,000	4,436,646
5.375% 3/13/22	2,700,000	2,720,385
5.5% 1/21/21	3,601,000	3,645,112
5.5% 6/27/44	2,492,000	2,001,699
5.625% 1/23/46	8,402,000	6,767,811
6% 3/5/20	1,034,000	1,045,180
6.35% 2/12/48	16,930,000	14,487,848
6.375% 1/23/45	4,048,000	3,462,938
6.5% 3/13/27	4,830,000	4,780,251
6.5% 1/23/29	5,560,000	5,379,300
6.5% 6/2/41	7,675,000	6,807,725
6.75% 9/21/47	12,105,000	10,737,892
Phillips 66 Partners LP 2.646% 2/15/20	375,000	375,021
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,389,000	1,408,049
3.65% 6/1/22	2,155,000	2,206,571
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,030,000	2,176,873
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	2,289,463
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,349,000	1,433,125
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,248,078
4.55% 6/24/24	13,337,000	14,362,591
Western Gas Partners LP:
4.5% 3/1/28	2,000,000	1,994,420
4.65% 7/1/26	8,532,000	8,646,662
4.75% 8/15/28	1,155,000	1,167,763
5.375% 6/1/21	6,322,000	6,530,062
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,615,622
3.9% 1/15/25	1,216,000	1,274,619
4% 11/15/21	2,221,000	2,292,729
4.3% 3/4/24	5,449,000	5,785,147
4.5% 11/15/23	1,751,000	1,869,071
		319,564,174

TOTAL ENERGY		328,994,270

FINANCIALS - 16.5%
Banks - 7.3%
Bank of America Corp.:
3.004% 12/20/23 (b)	30,548,000	31,095,934
3.3% 1/11/23	4,342,000	4,476,002
3.419% 12/20/28 (b)	18,965,000	19,529,640
3.5% 4/19/26	5,024,000	5,258,991
3.864% 7/23/24 (b)	4,370,000	4,583,808
3.95% 4/21/25	4,125,000	4,322,949
4.2% 8/26/24	19,977,000	21,238,765
4.25% 10/22/26	4,261,000	4,550,380
4.45% 3/3/26	1,517,000	1,635,690
Barclays PLC:
2.75% 11/8/19	3,581,000	3,577,363
3.25% 1/12/21	4,610,000	4,643,083
4.375% 1/12/26	6,221,000	6,437,923
5.088% 6/20/30 (b)	7,347,000	7,510,297
5.2% 5/12/26	6,222,000	6,524,207
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	10,074,820
3.352% 4/24/25 (b)	4,959,000	5,120,173
3.875% 3/26/25	9,500,000	9,908,570
4.05% 7/30/22	1,800,000	1,877,524
4.3% 11/20/26	1,733,000	1,839,666
4.45% 9/29/27	15,000,000	16,164,218
5.5% 9/13/25	5,524,000	6,253,414
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,563,482
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,019,919
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,674,116
3.75% 3/26/25	4,660,000	4,864,160
3.8% 9/15/22	7,240,000	7,502,955
3.8% 6/9/23	8,582,000	8,896,659
4.55% 4/17/26	2,575,000	2,799,432
Discover Bank:
4.2% 8/8/23	2,849,000	3,022,143
7% 4/15/20	2,309,000	2,387,745
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,013,350
8.25% 3/1/38	4,319,000	6,382,517
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,321,473
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,068,348
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	4,348,784
5.71% 1/15/26 (a)	9,864,000	9,979,299
JPMorgan Chase & Co.:
2.95% 10/1/26	8,028,000	8,168,819
3.797% 7/23/24 (b)	5,719,000	5,997,720
3.875% 9/10/24	43,751,000	45,973,659
4.125% 12/15/26	14,080,000	15,063,426
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,891,354
Regions Bank 6.45% 6/26/37	7,720,000	9,768,455
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,863,179
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	21,779,075
6% 12/19/23	10,433,000	11,357,251
6.1% 6/10/23	13,369,000	14,508,347
6.125% 12/15/22	8,239,000	8,885,496
Synchrony Bank 3% 6/15/22	4,542,000	4,574,276
UniCredit SpA 6.572% 1/14/22 (a)	5,565,000	5,914,225
		407,213,081
Capital Markets - 4.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,691,124
4.25% 2/15/24	4,287,000	4,552,271
Ares Capital Corp. 4.2% 6/10/24	8,906,000	9,002,456
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	4,020,000	4,142,425
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,989,661
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,468,417
3.3% 11/16/22	9,310,000	9,148,317
5% 2/14/22	9,082,000	9,359,067
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	23,084,979
3.2% 2/23/23	7,150,000	7,314,627
3.691% 6/5/28 (b)	41,645,000	43,008,179
4.25% 10/21/25	2,269,000	2,406,090
6.75% 10/1/37	2,246,000	2,939,413
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,637,870
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,418,204
4.875% 2/15/24	2,240,000	2,458,565
Morgan Stanley:
3.125% 1/23/23	26,000,000	26,577,138
3.125% 7/27/26	21,964,000	22,372,528
3.625% 1/20/27	11,000,000	11,553,859
3.7% 10/23/24	3,281,000	3,460,167
3.737% 4/24/24 (b)	5,000,000	5,211,770
4.431% 1/23/30 (b)	4,395,000	4,865,660
4.875% 11/1/22	7,751,000	8,297,237
5% 11/24/25	14,636,000	16,193,556
5.75% 1/25/21	3,512,000	3,687,948
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,202,094
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,450,682
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,611,571
		258,105,875
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,724,000	1,757,258
4.125% 7/3/23	4,192,000	4,357,817
4.45% 12/16/21	2,938,000	3,050,745
4.45% 4/3/26	3,126,000	3,297,068
4.875% 1/16/24	5,015,000	5,395,880
Capital One Financial Corp. 3.8% 1/31/28	4,476,000	4,623,798
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,253,697
3.95% 11/6/24	2,847,000	2,993,514
4.1% 2/9/27	3,673,000	3,824,450
4.5% 1/30/26	4,686,000	5,029,239
Ford Motor Credit Co. LLC:
5.085% 1/7/21	2,973,000	3,062,876
5.584% 3/18/24	6,246,000	6,690,055
5.596% 1/7/22	6,152,000	6,514,019
Synchrony Financial:
3% 8/15/19	796,000	796,119
3.75% 8/15/21	2,203,000	2,244,355
3.95% 12/1/27	7,681,000	7,668,632
4.25% 8/15/24	2,218,000	2,309,888
4.375% 3/19/24	2,280,000	2,386,404
5.15% 3/19/29	6,556,000	7,061,116
		78,316,930
Diversified Financial Services - 1.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,572,000	1,593,379
3.95% 7/1/24 (a)	2,088,000	2,139,323
4.375% 5/1/26 (a)	2,546,000	2,620,343
5.25% 5/15/24 (a)	2,501,000	2,672,043
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,041,000	1,084,166
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,996,866
3.875% 8/15/22	5,542,000	5,690,212
4.125% 6/15/26	2,032,000	2,099,683
4.125% 5/15/29	789,000	823,953
Cigna Corp.:
4.125% 11/15/25 (a)	2,350,000	2,495,741
4.375% 10/15/28 (a)	6,064,000	6,539,929
4.8% 8/15/38 (a)	3,776,000	4,065,713
4.9% 12/15/48 (a)	3,772,000	4,101,894
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	6,100,000	6,575,678
Pine Street Trust I:
4.572% 2/15/29 (a)	5,707,000	5,974,644
5.568% 2/15/49 (a)	5,700,000	6,156,881
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,896,957
		63,527,405
Insurance - 2.0%
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,386,249
3.75% 7/10/25	8,311,000	8,696,549
4.875% 6/1/22	3,597,000	3,855,345
Aon Corp. 5% 9/30/20	1,402,000	1,448,366
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	4,093,000	4,496,583
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	3,978,000	4,395,781
4.75% 3/15/39	1,825,000	2,091,595
4.8% 7/15/21	2,278,000	2,367,944
4.9% 3/15/49	3,633,000	4,332,126
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,692,827
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.93% 5/28/21 (a)(b)(c)	27,560,000	27,557,474
3% 1/10/23 (a)	2,636,000	2,688,025
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	5,831,896
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	2,200,000	2,355,650
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,250,179
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,771,000	1,907,003
Unum Group:
3.875% 11/5/25	4,860,000	5,024,207
4% 3/15/24	5,930,000	6,181,757
4% 6/15/29	4,410,000	4,519,075
5.625% 9/15/20	2,889,000	2,997,425
5.75% 8/15/42	7,278,000	8,398,055
		113,474,111

TOTAL FINANCIALS		920,637,402

HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	3,144,000	3,141,470
Health Care Providers & Services - 1.6%
Cigna Corp. 3.75% 7/15/23 (a)	4,859,000	5,056,157
CVS Health Corp.:
3.7% 3/9/23	2,500,000	2,580,864
4.1% 3/25/25	11,542,000	12,166,723
4.3% 3/25/28	13,403,000	14,125,823
4.78% 3/25/38	5,967,000	6,219,231
5.05% 3/25/48	8,772,000	9,329,587
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,003,000	1,024,455
4.272% 8/28/23	3,166,000	3,321,576
4.9% 8/28/28	1,334,000	1,489,129
HCA Holdings, Inc.:
4.25% 10/15/19	11,265,000	11,310,614
4.75% 5/1/23	215,000	229,154
5.875% 3/15/22	260,000	284,169
6.5% 2/15/20	7,140,000	7,304,141
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,774,156
Toledo Hospital:
5.325% 11/15/28	2,109,000	2,307,113
6.015% 11/15/48	7,723,000	8,984,154
		88,507,046
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	6,868,000	7,010,254
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	4,363,000	4,613,656
Mylan NV:
3.15% 6/15/21	5,002,000	5,001,650
3.95% 6/15/26	2,549,000	2,459,777
4.55% 4/15/28	4,000,000	3,920,170
Perrigo Finance PLC 3.5% 12/15/21	449,000	446,274
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	9,826,551
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,437,321
2.8% 7/21/23	1,463,000	1,269,153
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,682,476
		39,667,282

TOTAL HEALTH CARE		131,315,798

INDUSTRIALS - 0.6%
Airlines - 0.0%
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	1,788,489	1,812,991
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	1,034,000	1,067,001
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
3% 9/15/23	877,000	878,655
3.375% 6/1/21	2,523,000	2,561,532
3.75% 2/1/22	4,522,000	4,620,611
3.875% 4/1/21	3,180,000	3,248,158
3.875% 7/3/23	5,581,000	5,814,532
4.25% 2/1/24	5,740,000	6,052,708
4.25% 9/15/24	3,565,000	3,768,034
4.75% 3/1/20	3,519,000	3,569,228
		30,513,458

TOTAL INDUSTRIALS		33,393,450

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	4,500,000	4,850,117
6.02% 6/15/26 (a)	1,564,000	1,724,758
		6,574,875
MATERIALS - 0.3%
Chemicals - 0.1%
Nutrien Ltd.:
4.2% 4/1/29	611,000	659,340
5% 4/1/49	1,064,000	1,206,496
The Dow Chemical Co. 4.125% 11/15/21	3,587,000	3,711,237
		5,577,073
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,000,241
6.75% 10/19/75 (a)(b)	4,773,000	5,445,993
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,756,420
4.5% 8/1/47 (a)	1,720,000	1,857,063
		11,059,717

TOTAL MATERIALS		16,636,790

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	879,349
4.6% 4/1/22	1,403,000	1,478,667
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,225,003
American Tower Corp. 2.8% 6/1/20	9,000,000	9,020,140
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,897,023
Boston Properties, Inc.:
3.85% 2/1/23	4,708,000	4,911,791
4.5% 12/1/28	3,891,000	4,317,790
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,633,457
4.25% 1/15/24	3,408,000	3,637,618
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,380,661
DDR Corp.:
3.625% 2/1/25	2,262,000	2,287,756
4.25% 2/1/26	2,954,000	3,070,893
4.625% 7/15/22	896,000	933,126
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,195,291
3.75% 12/1/24	1,576,000	1,648,333
3.875% 10/15/22	3,512,000	3,654,381
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,706,255
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,683,000
4.75% 7/15/20	2,827,000	2,875,394
HCP, Inc.:
3.25% 7/15/26 (d)	573,000	575,247
3.5% 7/15/29 (d)	656,000	658,833
Hudson Pacific Properties LP 4.65% 4/1/29	7,741,000	8,308,907
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,482,949
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	6,254,502
4.5% 1/15/25	2,677,000	2,791,709
4.5% 4/1/27	16,195,000	16,927,902
4.75% 1/15/28	6,382,000	6,755,327
4.95% 4/1/24	1,354,000	1,432,780
5.25% 1/15/26	5,686,000	6,154,323
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	973,250
5% 12/15/23	737,000	766,433
Store Capital Corp. 4.625% 3/15/29	1,793,000	1,911,134
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,312,471
3.5% 2/1/25	6,443,000	6,667,193
4% 3/1/28	2,243,000	2,362,937
4.125% 1/15/26	1,557,000	1,646,929
4.375% 2/1/45	763,000	777,158
Weingarten Realty Investors 3.375% 10/15/22	812,000	824,710
WP Carey, Inc.:
3.85% 7/15/29	1,275,000	1,291,099
4% 2/1/25	5,360,000	5,534,163
		132,845,884
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,711,581
3.95% 11/15/27	4,613,000	4,754,221
4.1% 10/1/24	4,251,000	4,427,138
4.55% 10/1/29	4,524,000	4,767,138
Digital Realty Trust LP:
3.95% 7/1/22	3,320,000	3,458,962
4.75% 10/1/25	3,533,000	3,870,035
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,257,992
4.125% 6/15/22	2,007,000	2,091,060
4.4% 2/15/24	4,876,000	5,209,303
4.75% 10/1/20	4,185,000	4,280,223
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,615,389
4.5% 4/18/22	1,218,000	1,199,944
Post Apartment Homes LP 3.375% 12/1/22	790,000	809,434
Tanger Properties LP:
3.125% 9/1/26	3,109,000	2,963,897
3.75% 12/1/24	3,470,000	3,505,804
3.875% 12/1/23	1,792,000	1,830,169
		55,752,290

TOTAL REAL ESTATE		188,598,174

UTILITIES - 1.5%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	6,947,000	7,012,302
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,842,272
6.4% 9/15/20 (a)	7,513,000	7,835,218
Eversource Energy 2.8% 5/1/23	5,110,000	5,167,293
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	12,317,717
7.375% 11/15/31	5,897,000	8,070,663
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,813,515
3.7% 9/1/24	2,157,000	2,231,739
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	532,602
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,301,465
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,574,494
		56,699,280
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,219,398
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.7% 6/15/21	1,182,000	1,185,728
3.55% 6/15/26	1,891,000	1,934,747
		3,120,475
Multi-Utilities - 0.4%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 4.6299% 9/30/66 (b)(c)	15,230,000	14,240,050
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,136,566
6.5% 12/15/20	1,534,000	1,618,408
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (b)(c)	1,426,000	1,176,450
		22,171,474

TOTAL UTILITIES		83,210,627

TOTAL NONCONVERTIBLE BONDS
(Cost $1,983,423,513)		2,080,769,791

U.S. Government and Government Agency Obligations - 33.6%
U.S. Treasury Inflation-Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$34,547,660	$34,208,074
1% 2/15/49	7,931,446	8,394,804
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	18,095,899	18,062,316
0.25% 1/15/25	7,336,724	7,344,018
0.375% 1/15/27	17,413,199	17,531,909
0.375% 7/15/27	16,874,194	17,029,666
0.625% 1/15/26	61,461,027	62,928,164
0.75% 7/15/28	26,978,325	28,108,691
0.875% 1/15/29	22,245,079	23,415,475

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		217,023,117

U.S. Treasury Obligations - 29.7%
U.S. Treasury Bonds:
3% 5/15/45 (e)	34,384,000	37,557,804
3% 2/15/49 (f)	153,563,000	168,415,421
U.S. Treasury Notes:
1.25% 10/31/21	50,539,000	49,958,591
1.875% 3/31/22 (g)	219,649,000	220,558,483
1.875% 7/31/22	200,804,000	201,635,453
1.875% 6/30/26	50,953,000	50,982,855
2% 12/31/21	437,319,000	440,137,649
2.125% 3/31/24	197,361,000	200,560,407
2.125% 7/31/24	10,638,000	10,812,945
2.125% 11/30/24	36,586,000	37,194,814
2.5% 1/31/24	77,300,000	79,803,191
2.5% 2/28/26	83,467,000	86,763,295
3.125% 11/15/28	66,103,000	72,465,414

TOTAL U.S. TREASURY OBLIGATIONS		1,656,846,322

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,832,194,695)		1,873,869,439

U.S. Government Agency - Mortgage Securities - 29.4%
Fannie Mae - 14.1%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(c)	20,912	21,796
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (b)(c)	23,468	24,549
12 month U.S. LIBOR + 1.666% 4.564% 11/1/36 (b)(c)	230,650	241,705
12 month U.S. LIBOR + 1.719% 4.572% 6/1/42 (b)(c)	163,110	168,787
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (b)(c)	20,619	21,600
12 month U.S. LIBOR + 1.788% 4.913% 2/1/36 (b)(c)	156,174	163,976
12 month U.S. LIBOR + 1.800% 4.554% 7/1/41 (b)(c)	172,017	179,989
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(c)	50,506	52,727
12 month U.S. LIBOR + 1.818% 4.586% 7/1/41 (b)(c)	93,948	98,119
12 month U.S. LIBOR + 1.820% 4.82% 12/1/35 (b)(c)	131,482	138,236
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (b)(c)	61,311	64,159
12 month U.S. LIBOR + 1.900% 4.801% 7/1/37 (b)(c)	20,182	21,313
12 month U.S. LIBOR + 1.906% 4.705% 5/1/36 (b)(c)	89,885	94,684
12 month U.S. LIBOR + 1.932% 4.838% 9/1/36 (b)(c)	106,998	111,368
6 month U.S. LIBOR + 1.313% 3.938% 5/1/34 (b)(c)	145,582	150,058
6 month U.S. LIBOR + 1.383% 4.316% 9/1/33 (b)(c)	140,939	145,364
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (b)(c)	8,499	8,803
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (b)(c)	9,962	10,332
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.183% 10/1/33 (b)(c)	188,524	198,015
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (b)(c)	6,884	7,256
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.938% 8/1/36 (b)(c)	334,938	353,283
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(c)	23,720	24,903
U.S. TREASURY 1 YEAR INDEX + 2.475% 5.073% 5/1/35 (b)(c)	44,101	46,335
2.5% 2/1/23 to 1/1/43	36,255,920	36,519,479
2.5% 7/1/34 (d)	5,550,000	5,586,109
2.5% 7/1/34 (d)	6,850,000	6,894,567
2.5% 7/1/34 (d)	7,300,000	7,347,495
2.5% 7/1/34 (d)	4,850,000	4,881,555
2.5% 7/1/34 (d)	4,850,000	4,881,555
2.5% 7/1/34 (d)	7,300,000	7,347,495
2.5% 7/1/34 (d)	5,825,000	5,862,898
2.5% 7/1/34 (d)	7,300,000	7,347,495
2.5% 7/1/34 (d)	6,850,000	6,894,567
2.5% 7/1/34 (d)	4,850,000	4,881,555
2.5% 7/1/34 (d)	5,825,000	5,862,898
2.5% 7/1/34 (d)	4,850,000	4,881,555
3% 8/1/27 to 11/1/46	154,907,455	158,123,218
3% 7/1/34 (d)	7,900,000	8,052,871
3% 7/1/49 (d)	7,475,000	7,536,888
3% 7/1/49 (d)	12,450,000	12,553,077
3% 7/1/49 (d)	12,450,000	12,553,077
3% 7/1/49 (d)	2,325,000	2,344,249
3.5% 1/1/34 to 3/1/48	144,118,073	149,120,102
3.5% 7/1/34 (d)	7,900,000	8,152,575
3.5% 7/1/49 (d)	21,400,000	21,876,886
3.5% 7/1/49 (d)	12,775,000	13,059,683
3.5% 7/1/49 (d)	12,700,000	12,983,012
3.5% 7/1/49 (d)	8,950,000	9,149,445
4% 11/1/31 to 7/1/48	125,255,269	131,251,931
4% 7/1/49 (d)	14,400,000	14,881,717
4% 7/1/49 (d)	14,400,000	14,881,717
4.5% 5/1/25 to 1/1/49	56,350,713	59,914,227
5% 9/1/20 to 11/1/44	14,995,882	16,267,924
5.5% 3/1/39 to 5/1/44	4,582,262	5,069,115
6% 10/1/34 to 1/1/42	11,220,165	12,753,573
6.5% 12/1/23 to 8/1/36	1,274,627	1,450,354
7% 11/1/23 to 8/1/32	303,088	335,204
7.5% 9/1/22 to 11/1/31	252,669	285,962
8% 1/1/30 to 3/1/30	1,461	1,605
8.5% 3/1/25 to 6/1/25	340	381

TOTAL FANNIE MAE		784,135,373

Freddie Mac - 6.0%
12 month U.S. LIBOR + 1.375% 4.28% 3/1/36 (b)(c)	63,152	65,504
12 month U.S. LIBOR + 1.877% 4.787% 4/1/41 (b)(c)	69,063	71,925
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(c)	65,477	68,409
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	67,621	70,525
12 month U.S. LIBOR + 1.910% 4.721% 6/1/41 (b)(c)	150,565	157,193
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	113,655	119,593
12 month U.S. LIBOR + 1.910% 4.806% 5/1/41 (b)(c)	174,721	182,169
12 month U.S. LIBOR + 2.072% 5% 3/1/33 (b)(c)	1,677	1,755
12 month U.S. LIBOR + 2.160% 5.035% 11/1/35 (b)(c)	47,586	49,976
6 month U.S. LIBOR + 1.655% 4.396% 4/1/35 (b)(c)	120,571	125,398
6 month U.S. LIBOR + 2.275% 5.006% 10/1/35 (b)(c)	19,952	20,791
U.S. TREASURY 1 YEAR INDEX + 2.248% 4.952% 1/1/35 (b)(c)	23,076	24,306
2.5% 8/1/32 to 6/1/34	25,754,641	25,941,686
3% 6/1/31 to 1/1/47	58,498,980	59,605,566
3.5% 3/1/32 to 6/1/48	118,410,797	122,886,020
4% 5/1/37 to 6/1/48	66,800,896	70,254,431
4.5% 7/1/25 to 10/1/48	44,103,870	47,144,772
5% 1/1/35 to 6/1/41	2,870,532	3,126,368
5.5% 1/1/38 to 6/1/41	4,159,534	4,664,267
6% 4/1/32 to 8/1/37	669,143	755,324
7.5% 5/1/26 to 11/1/31	31,181	35,639
8% 4/1/27 to 5/1/27	2,106	2,369
8.5% 5/1/27 to 1/1/28	4,518	5,096

TOTAL FREDDIE MAC		335,379,082

Ginnie Mae - 9.3%
3% 12/20/42 to 1/20/48	104,954,067	107,342,500
3.5% 12/20/40 to 6/20/49	104,709,705	108,667,445
4% 2/15/40 to 4/20/48 (d)	81,506,550	85,796,001
4.5% 5/15/39 to 6/20/47 (d)	38,789,569	41,143,537
5% 3/15/39 to 4/15/41	1,897,677	2,076,882
6.5% 4/15/35 to 11/15/35	66,105	76,509
7% 1/15/28 to 7/15/32	780,461	889,244
7.5% 4/15/22 to 10/15/28	190,252	211,496
8% 3/15/30 to 9/15/30	13,522	15,700
8.5% 3/15/30	196	197
3% 7/1/49 (d)	13,000,000	13,279,426
3% 7/1/49 (d)	15,500,000	15,833,162
3% 7/1/49 (d)	12,700,000	12,972,978
3% 7/1/49 (d)	17,950,000	18,335,823
3% 7/1/49 (d)	550,000	561,822
3% 7/1/49 (d)	2,350,000	2,400,512
3.5% 7/1/49 (d)	13,100,000	13,530,421
3.5% 7/1/49 (d)	12,850,000	13,272,207
3.5% 7/1/49 (d)	4,400,000	4,544,569
3.5% 7/1/49 (d)	14,900,000	15,389,563
3.5% 7/1/49 (d)	8,700,000	8,985,852
3.5% 7/1/49 (d)	14,450,000	14,924,778
3.5% 7/1/49 (d)	24,200,000	24,995,130
3.5% 7/1/49 (d)	5,375,000	5,551,604
4% 7/1/49 (d)	1,600,000	1,658,675
4% 7/1/49 (d)	200,000	207,334
4% 7/1/49 (d)	1,600,000	1,658,675
4% 7/1/49 (d)	200,000	207,334
4% 7/1/49 (d)	1,850,000	1,917,843
4% 7/1/49 (d)	1,850,000	1,917,843

TOTAL GINNIE MAE		518,365,062

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,625,300,099)		1,637,879,517

Asset-Backed Securities - 2.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$4,189,365	$4,203,505
Series 2019-1 Class A, 3.844% 5/15/39 (a)	4,292,000	4,293,880
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (a)(b)(c)	6,268,000	6,268,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,343,562	8,596,008
Class AA, 2.487% 12/16/41 (a)	1,768,521	1,754,865
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	6,401,145	6,493,277
Class B, 5.095% 4/15/39 (a)	2,195,776	2,213,353
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	6,499,999	6,553,859
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (a)(b)(c)	3,185,000	3,192,125
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6544% 3/25/32 (b)(c)	11,075	11,635
Series 2004-7 Class AF5, 4.7207% 1/25/35	73,235	73,138
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,507,585	3,561,812
Class A2II, 4.03% 11/20/47 (a)	5,937,580	6,044,160
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (a)(b)(c)	7,519,000	7,539,444
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.7622% 5/15/32 (a)(b)(c)	5,210,000	5,207,395
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2294% 3/25/34 (b)(c)	527	494
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	2,900,930	3,007,531
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,912,000	2,911,987
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.6586% 1/20/29 (a)(b)(c)	2,547,000	2,547,000
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (a)(b)(c)(d)	6,260,000	6,260,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(c)	5,650,000	5,650,085
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9144% 9/25/35 (b)(c)	285,107	284,031
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (a)(b)(c)	6,261,000	6,261,000
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.6494% 1/25/36 (b)(c)	520,000	523,001
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	5,269,000	5,268,984
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2644% 9/25/34 (b)(c)	8,753	8,578
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	6,688,411	6,828,501
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (a)(b)	6,307,000	6,320,604
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.27% 7/20/32 (a)(b)(c)(d)	6,552,000	6,552,000
TOTAL ASSET-BACKED SECURITIES
(Cost $117,384,619)		118,430,252

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.9644% 1/25/35 (b)(c)	32,595	32,482
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.5998% 2/25/37 (b)(c)	26,885	26,773
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6944% 7/25/35 (b)(c)	39,532	39,540
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	4,332	4,262

TOTAL PRIVATE SPONSOR		103,057

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	181,635	188,198
Series 1999-57 Class PH, 6.5% 12/25/29	218,680	246,046
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	1,843,745	1,832,461
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.8345% 6/16/37 (b)(i)	22,944	40,883
Series 2015-H21 Class JA, 2.5% 6/20/65 (h)	1,865,507	1,862,940

TOTAL U.S. GOVERNMENT AGENCY		4,170,528

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,200,753)		4,273,585

Commercial Mortgage Securities - 1.9%
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	6,613,000	7,408,933
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0193% 9/15/37 (a)(b)(c)	1,924,568	1,904,560
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1943% 11/15/35 (a)(b)(c)	2,376,274	2,385,196
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.74% 4/15/34 (a)(b)(c)	3,284,000	3,290,165
Class C, 1 month U.S. LIBOR + 1.600% 4.04% 4/15/34 (a)(b)(c)	2,171,000	2,176,436
Class D, 1 month U.S. LIBOR + 1.900% 4.34% 4/15/34 (a)(b)(c)	2,279,000	2,286,136
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.44% 4/15/34 (a)(b)(c)	5,400,000	5,406,778
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	2,236,000	2,252,461
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.52% 6/15/34 (a)(b)(c)	7,948,000	7,948,000
Class B, 1 month U.S. LIBOR + 1.400% 3.9% 6/15/34 (a)(b)(c)	1,565,000	1,565,000
Class C, 4.05% 6/15/34 (a)	1,768,000	1,768,000
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	3,364,000	3,814,170
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	3,682,000	3,900,876
Class B, 4.5349% 4/15/36 (a)	1,132,000	1,197,443
Class C, 4.9414% 4/15/36 (a)(b)	760,000	797,543
Class D, 4.9414% 4/15/36 (a)(b)	1,519,000	1,565,987
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	2,763,000	3,099,689
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	774,937
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,194,276
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,625,628
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.6443% 8/15/33 (a)(b)(c)	4,318,000	4,301,103
Class C, 1 month U.S. LIBOR + 1.500% 3.8943% 8/15/33 (a)(b)(c)	10,400,000	10,387,817
Series 2018-H4 Class A4, 4.31% 12/15/51	10,381,000	11,668,357
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	3,871,543	3,864,431
Class B, 4.181% 11/15/34 (a)	1,632,000	1,636,848
Class C, 5.205% 11/15/34 (a)	1,144,100	1,158,371
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,875,657	4,761,147
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.4943% 3/15/36 (a)(b)(c)	4,971,000	4,989,625
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	6,575,000	7,371,357
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $102,791,816)		106,501,270

Municipal Securities - 1.3%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	805,000	1,217,152
7.5% 4/1/34	5,055,000	7,630,017
7.55% 4/1/39	6,085,000	9,633,285
6.65% 3/1/22	4,360,000	4,794,212
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	595,000	607,965
Series 2010 C1, 7.781% 1/1/35	2,940,000	3,581,978
Series 2012 B, 5.432% 1/1/42	1,205,000	1,188,829
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,320,000	4,521,571
5.1% 6/1/33	4,805,000	5,060,049
Series 2010-1, 6.63% 2/1/35	12,290,000	14,175,655
Series 2010-3:
6.725% 4/1/35	9,480,000	10,955,846
7.35% 7/1/35	5,540,000	6,532,934
Series 2010-5, 6.2% 7/1/21	1,356,000	1,398,294
TOTAL MUNICIPAL SECURITIES
(Cost $65,611,077)		71,297,787

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	5,645,000	5,703,838
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,940,309
3.1% 6/4/20	6,380,000	6,410,533
3.35% 2/6/23	3,206,000	3,279,806
4.682% 8/9/28 (b)	2,761,000	2,861,114
8.7% 11/18/19	1,503,000	1,536,300
KeyBank NA:
2.25% 3/16/20	9,000,000	8,993,930
6.95% 2/1/28	800,000	1,002,557
PNC Bank NA 2.3% 6/1/20	1,450,000	1,450,705
Synchrony Bank 3.65% 5/24/21	4,766,000	4,843,825
TOTAL BANK NOTES
(Cost $42,335,928)		43,022,917
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 2.42% (j)
(Cost $73,006,467)	72,992,262	73,006,860
	Maturity Amount	Value

Repurchase Agreements - 2.6%
Investments in repurchase agreements in a joint trading account at 2.64%, dated 6/28/19 due 7/1/19 (Collateralized by U.S. Government Obligations) # (k)
(Cost $147,186,000)	147,218,381	147,186,000
TOTAL INVESTMENT IN SECURITIES - 110.4%
(Cost $5,993,434,967)		6,156,237,418
NET OTHER ASSETS (LIABILITIES) - (10.4)%		(580,676,043)
NET ASSETS - 100%		$5,575,561,375

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 7/1/34	$(27,500,000)	$(27,678,915)
2.5% 7/1/34	(22,325,000)	(22,470,249)
2.5% 7/1/34	(6,850,000)	(6,894,567)
2.5% 7/1/34	(4,850,000)	(4,881,555)
2.5% 7/1/34	(5,825,000)	(5,862,898)
2.5% 7/1/34	(4,850,000)	(4,881,555)
3% 7/1/34	(8,275,000)	(8,435,128)
3% 7/1/34	(5,850,000)	(5,963,202)
3% 7/1/34	(775,000)	(789,997)
3% 7/1/34	(8,275,000)	(8,435,128)
3.5% 7/1/34	(7,900,000)	(8,152,575)
3.5% 7/1/49	(12,700,000)	(12,983,012)
3.5% 7/1/49	(8,700,000)	(8,893,874)
3.5% 7/1/49	(12,775,000)	(13,059,683)
3.5% 7/1/49	(12,700,000)	(12,983,012)
3.5% 7/1/49	(22,000,000)	(22,490,257)
4% 7/1/49	(14,400,000)	(14,881,717)
4% 7/1/49	(14,400,000)	(14,881,717)

TOTAL FANNIE MAE		(204,619,043)

Ginnie Mae
3% 7/1/49	(13,550,000)	(13,841,248)
3% 7/1/49	(13,550,000)	(13,841,248)
3% 7/1/49	(8,250,000)	(8,427,326)
3% 7/1/49	(2,350,000)	(2,400,512)
3% 7/1/49	(550,000)	(561,822)
3% 7/1/49	(2,350,000)	(2,400,512)
3.5% 7/1/49	(8,700,000)	(8,985,852)
3.5% 7/1/49	(200,000)	(206,571)
3.5% 7/1/49	(1,500,000)	(1,549,285)
3.5% 7/1/49	(5,550,000)	(5,732,354)
3.5% 7/1/49	(5,375,000)	(5,551,604)
3.5% 7/1/49	(17,375,000)	(17,945,885)
3.5% 7/1/49	(2,800,000)	(2,891,998)
3.5% 7/1/49	(5,375,000)	(5,551,604)
3.5% 7/1/49	(1,200,000)	(1,239,428)
3.5% 7/1/49	(7,900,000)	(8,159,567)
4% 7/1/49	(200,000)	(207,334)
4% 7/1/49	(1,600,000)	(1,658,675)
4% 7/1/49	(1,600,000)	(1,658,675)
4% 7/1/49	(200,000)	(207,334)
4% 7/1/49	(1,850,000)	(1,917,844)
4% 7/1/49	(1,850,000)	(1,917,844)

TOTAL GINNIE MAE		(106,854,522)

TOTAL TBA SALE COMMITMENTS
(Proceeds $311,068,984)		$(311,473,565)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$47,703	$(47,044)	$0	$(47,044)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $420,819,493 or 7.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $99,407.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $111,460.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,866,594
Total	$1,866,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,080,769,791	$--	$2,080,769,791	$--
U.S. Government and Government Agency Obligations	1,873,869,439	--	1,873,869,439	--
U.S. Government Agency - Mortgage Securities	1,637,879,517	--	1,637,879,517	--
Asset-Backed Securities	118,430,252	--	118,430,252	--
Collateralized Mortgage Obligations	4,273,585	--	4,273,585	--
Commercial Mortgage Securities	106,501,270	--	106,501,270	--
Municipal Securities	71,297,787	--	71,297,787	--
Bank Notes	43,022,917	--	43,022,917	--
Money Market Funds	73,006,860	73,006,860	--	--
Repurchase Agreements	147,186,000	--	147,186,000	--
Total Investments in Securities:	$6,156,237,418	$73,006,860	$6,083,230,558	$--
Derivative Instruments:
Liabilities
Swaps	$(47,044)	$--	$(47,044)	$--
Total Liabilities	$(47,044)	$--	$(47,044)	$--
Total Derivative Instruments:	$(47,044)	$--	$(47,044)	$--
Other Financial Instruments:
TBA Sale Commitments	$(311,473,565)	$--	$(311,473,565)	$--
Total Other Financial Instruments:	$(311,473,565)	$--	$(311,473,565)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(47,044)
Total Credit Risk	0	(47,044)
Total Value of Derivatives	$0	$(47,044)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$147,186,000 due 7/01/19 at 2.64%
J.P. Morgan Securities, Inc.	$147,186,000
$147,186,000

See accompanying notes which are an integral part of the financial statements.

Fidelity® VIP Investment Grade Central Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $147,186,000) — See accompanying schedule: Unaffiliated issuers (cost $5,920,428,500)	$6,083,230,558
Fidelity Central Funds (cost $73,006,467)	73,006,860
Total Investment in Securities (cost $5,993,434,967)		$6,156,237,418
Cash		195,400
Receivable for investments sold		23,237,136
Receivable for TBA sale commitments		311,068,984
Receivable for fund shares sold		10,000,000
Interest receivable		42,123,739
Distributions receivable from Fidelity Central Funds		96,609
Other receivables		13,773
Total assets		6,542,973,059
Liabilities
Payable for investments purchased
Regular delivery	$77,512,785
Delayed delivery	430,084,884
TBA sale commitments, at value	311,473,565
Payable for fund shares redeemed	125,332
Distributions payable	940,491
Bi-lateral OTC swaps, at value	47,044
Other payables and accrued expenses	41,583
Collateral on securities loaned	147,186,000
Total liabilities		967,411,684
Net Assets		$5,575,561,375
Net Assets consist of:
Paid in capital		$5,438,007,993
Total distributable earnings (loss)		137,553,382
Net Assets, for 51,955,680 shares outstanding		$5,575,561,375
Net Asset Value, offering price and redemption price per share ($5,575,561,375 ÷ 51,955,680 shares)		$107.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest (including $152,715 from security lending)		$85,329,438
Income from Fidelity Central Funds		1,866,594
Total income		87,196,032
Expenses
Custodian fees and expenses	$41,510
Independent trustees' fees and expenses	9,712
Total expenses before reductions	51,222
Expense reductions	(3,557)
Total expenses after reductions		47,665
Net investment income (loss)		87,148,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,070,159
Fidelity Central Funds	3,036
Swaps	(3,147)
Total net realized gain (loss)		7,070,048
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	257,192,914
Fidelity Central Funds	(3,037)
Swaps	16,084
Delayed delivery commitments	470,440
Total change in net unrealized appreciation (depreciation)		257,676,401
Net gain (loss)		264,746,449
Net increase (decrease) in net assets resulting from operations		$351,894,816

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,148,367	$168,849,590
Net realized gain (loss)	7,070,048	(33,943,386)
Change in net unrealized appreciation (depreciation)	257,676,401	(141,619,995)
Net increase (decrease) in net assets resulting from operations	351,894,816	(6,713,791)
Distributions to shareholders	(95,003,207)	(154,089,100)
Share transactions
Proceeds from sales of shares	117,911,967	147,079,625
Reinvestment of distributions	94,062,714	154,932,119
Cost of shares redeemed	(162,441,845)	(477,154,162)
Net increase (decrease) in net assets resulting from share transactions	49,532,836	(175,142,418)
Total increase (decrease) in net assets	306,424,445	(335,945,309)
Net Assets
Beginning of period	5,269,136,930	5,605,082,239
End of period	$5,575,561,375	$5,269,136,930
Other Information
Shares
Sold	1,128,590	1,420,080
Issued in reinvestment of distributions	897,784	1,513,446
Redeemed	(1,574,413)	(4,678,891)
Net increase (decrease)	451,961	(1,745,365)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$102.31	$105.26	$104.18	$103.71	$106.70	$103.29
Income from Investment Operations
Net investment income (loss)A	1.704	3.163	2.887	3.167	3.292	3.178
Net realized and unrealized gain (loss)	5.138	(3.209)	1.693	1.659	(3.071)	3.336
Total from investment operations	6.842	(.046)	4.580	4.826	.221	6.514
Distributions from net investment income	(1.842)	(2.904)	(2.985)	(3.096)	(3.137)	(3.104)
Distributions from net realized gain	–	–	(.515)	(1.260)	(.074)	–
Total distributions	(1.842)	(2.904)	(3.500)	(4.356)	(3.211)	(3.104)
Net asset value, end of period	$107.31	$102.31	$105.26	$104.18	$103.71	$106.70
Total ReturnB,C	6.75%	(.01)%	4.46%	4.70%	.18%	6.37%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	3.29%G	3.09%	2.75%	3.00%	3.11%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$5,575,561	$5,269,137	$5,605,082	$4,865,507	$4,611,536	$4,393,843
Portfolio turnover rateH	169%G	92%	110%	162%	248%	151%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$185,148,751
Gross unrealized depreciation	(17,712,796)
Net unrealized appreciation (depreciation)	$167,435,955
Tax cost	$5,988,349,838

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(18,649,430)
Long-term	(11,335,482)
Total capital loss carryforward	$(29,984,912)

The Fund elected to defer to its next fiscal year approximately $9,950,770 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(3,147)	$16,084

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $496,771,352 and $195,053,152, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,557.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund according to the following schedule.

Fund	Ownership %
VIP Asset Manager Portfolio	5.7%
VIP Asset Manager: Growth Portfolio	0.6%
VIP Balanced Portfolio	24.2%
VIP Investment Grade Bond Portfolio	69.5%

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Fidelity® VIP Investment Grade Central Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	.0019%	$1,000.00	$1,067.50	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPIGB-SANN-0819
1.705629.121

Fidelity® Variable Insurance Products: Asset Manager Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Stocks as of June 30, 2019

% of fund's net assets
Microsoft Corp.	1.6
Apple, Inc.	1.4
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
Facebook, Inc. Class A	0.5
5.0

Top Five Bond Issuers as of June 30, 2019

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	14.7
Fannie Mae	3.4
Ginnie Mae	2.4
Freddie Mac	1.8
Morgan Stanley	0.6
22.9

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Financials	12.9
Information Technology	8.2
Investment Companies	7.4
Health Care	6.8
Consumer Discretionary	5.4

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Stock Class and Equity Futures**	56.4%
Bonds	36.8%
Short-Term Class	6.8%

 * Foreign investments - 18.3%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 0.5%

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 8/1/19 to 9/26/19 (a)
(Cost $2,331,772)	2,340,000	2,332,425
	Shares	Value

Fixed-Income Funds - 38.8%
Fidelity Emerging Markets Debt Central Fund (b)	573,454	$5,505,162
Fidelity Floating Rate Central Fund (b)	51,848	5,258,987
Fidelity High Income Central Fund (b)	96,226	10,732,097
Fidelity Inflation-Protected Bond Index Central Fund (b)	482,176	49,302,493
Fidelity International Credit Central Fund (b)	63,859	6,502,731
Fidelity VIP Investment Grade Central Fund (b)	2,983,155	320,122,415
iShares 20+ Year Treasury Bond ETF (c)	154,383	20,503,606
TOTAL FIXED-INCOME FUNDS
(Cost $402,297,921)		417,927,491

Money Market Funds - 7.8%
Fidelity Cash Central Fund 2.42% (d)	30,575,487	30,581,602
Fidelity Money Market Central Fund 2.57% (d)	27,515,331	27,518,082
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	25,428,082	25,430,625
TOTAL MONEY MARKET FUNDS
(Cost $83,527,509)		83,530,309

Equity Funds - 55.6%
Domestic Equity Funds - 37.3%
Fidelity Commodity Strategy Central Fund(b)(f)	1,204,075	5,839,765
Fidelity Communication Services Central Fund (b)	154,133	31,469,396
Fidelity Consumer Discretionary Central Fund (b)	110,401	37,774,729
Fidelity Consumer Staples Central Fund (b)	120,006	23,938,774
Fidelity Energy Central Fund (b)	159,047	16,936,957
Fidelity Financials Central Fund (b)	659,794	67,239,600
Fidelity Health Care Central Fund (b)	124,088	54,226,522
Fidelity Industrials Central Fund (b)	126,496	36,590,093
Fidelity Information Technology Central Fund (b)	212,820	83,534,130
Fidelity Materials Central Fund (b)	45,874	9,316,017
Fidelity Real Estate Equity Central Fund (b)	90,840	10,562,888
Fidelity Utilities Central Fund (b)	64,510	12,316,928
iShares S&P 500 Index ETF	40,930	12,064,118

TOTAL DOMESTIC EQUITY FUNDS		401,809,917

International Equity Funds - 18.3%
Fidelity Emerging Markets Equity Central Fund (b)	160,296	35,077,598
Fidelity International Equity Central Fund (b)	1,200,206	93,892,104
iShares Core MSCI Emerging Markets ETF	1,012,822	52,099,565
iShares MSCI Japan ETF (c)	301,719	16,467,823

TOTAL INTERNATIONAL EQUITY FUNDS		197,537,090

TOTAL EQUITY FUNDS
(Cost $533,756,780)		599,347,007
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $1,021,913,982)		1,103,137,232
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(25,796,198)
NET ASSETS - 100%		$1,077,341,034

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	490	Sept. 2019	$47,120,850	$(1,326,592)	$(1,326,592)

The notional amount of futures sold as a percentage of Net Assets is 4.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,332,425.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$603,881
Fidelity Communication Services Central Fund	65,914
Fidelity Consumer Discretionary Central Fund	115,905
Fidelity Consumer Staples Central Fund	237,669
Fidelity Emerging Markets Debt Central Fund	159,887
Fidelity Emerging Markets Equity Central Fund	222,202
Fidelity Energy Central Fund	162,821
Fidelity Financials Central Fund	533,459
Fidelity Floating Rate Central Fund	307,820
Fidelity Health Care Central Fund	220,244
Fidelity High Income Central Fund	152,675
Fidelity High Income Central Fund 1	384,657
Fidelity Industrials Central Fund	260,850
Fidelity Inflation-Protected Bond Index Central Fund	96,037
Fidelity Information Technology Central Fund	380,149
Fidelity International Credit Central Fund	99,431
Fidelity International Equity Central Fund	1,585,610
Fidelity Materials Central Fund	80,121
Fidelity Money Market Central Fund	364,879
Fidelity Real Estate Equity Central Fund	12,965
Fidelity Securities Lending Cash Central Fund	5,409
Fidelity Utilities Central Fund	141,803
Fidelity VIP Investment Grade Central Fund	5,603,058
Total	$11,797,446

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$5,777,933	$26,262	$227,575	$(21,607)	$284,752	$5,839,765	2.4
Fidelity Communication Services Central Fund	25,254,865	2,343,029	1,639,347	65,187	5,445,662	31,469,396	1.8
Fidelity Consumer Discretionary Central Fund	32,684,891	475,453	1,921,270	217,639	6,318,016	37,774,729	1.9
Fidelity Consumer Staples Central Fund	20,621,637	463,070	1,192,556	(51,090)	4,097,713	23,938,774	1.8
Fidelity Emerging Markets Debt Central Fund	5,313,724	192,711	284,471	(12,740)	295,938	5,505,162	0.2
Fidelity Emerging Markets Equity Central Fund	22,338,825	12,811,938	3,886,431	(60,968)	3,874,234	35,077,598	3.3
Fidelity Energy Central Fund	15,665,211	330,712	921,943	(158,626)	2,021,603	16,936,957	1.8
Fidelity Financials Central Fund	60,256,487	1,191,202	4,559,099	126,613	10,224,397	67,239,600	2.0
Fidelity Floating Rate Central Fund	10,586,662	371,384	6,025,342	333,583	(7,300)	5,258,987	0.3
Fidelity Health Care Central Fund	49,822,385	724,759	2,752,767	151,361	6,280,784	54,226,522	1.9
Fidelity High Income Central Fund	17,687,634	635,765	8,750,068	1,476,207	(317,441)	10,732,097	0.4
Fidelity Industrials Central Fund	30,499,994	613,753	1,876,353	71,822	7,280,877	36,590,093	1.9
Fidelity Inflation-Protected Bond Index Central Fund	43,240,395	17,196,483	13,031,498	155,405	1,741,708	49,302,493	3.6
Fidelity Information Technology Central Fund	69,799,551	1,185,988	4,982,670	288,650	17,242,611	83,534,130	1.9
Fidelity International Credit Central Fund	6,252,182	138,902	341,439	(3,743)	456,829	6,502,731	3.5
Fidelity International Equity Central Fund	85,757,636	2,197,829	5,693,717	510,553	11,119,803	93,892,104	3.6
Fidelity Materials Central Fund	8,640,671	183,691	553,377	(30,207)	1,075,239	9,316,017	1.9
Fidelity Real Estate Equity Central Fund	4,299,574	5,718,991	263,553	13,899	793,977	10,562,888	3.5
Fidelity Utilities Central Fund	11,312,941	253,907	606,642	9,803	1,346,919	12,316,928	1.9
Fidelity VIP Investment Grade Central Fund	327,746,738	19,114,208	41,915,892	345,759	14,831,602	320,122,415	5.7
	$853,559,936	$66,170,037	$101,426,010	$3,427,500	$94,407,923	$916,139,386

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,332,425	$--	$2,332,425	$--
Fixed-Income Funds	417,927,491	417,927,491	--	--
Money Market Funds	83,530,309	83,530,309	--	--
Equity Funds	599,347,007	599,347,007	--	--
Total Investments in Securities:	$1,103,137,232	$1,100,804,807	$2,332,425	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,326,592)	$(1,326,592)	$--	$--
Total Liabilities	$(1,326,592)	$(1,326,592)	$--	$--
Total Derivative Instruments:	$(1,326,592)	$(1,326,592)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,326,592)
Total Equity Risk	0	(1,326,592)
Total Value of Derivatives	$0	$(1,326,592)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	22.3%
AAA,AA,A	3.2%
BBB	8.1%
BB	2.4%
B	0.8%
CCC,CC,C	0.4%
D	0.0%
Not Rated	0.5%
Equities	56.1%
Short-Term Investments and Net Other Assets	6.2%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.7%
United Kingdom	2.3%
Japan	1.5%
Cayman Islands	1.5%
Netherlands	1.3%
Canada	1.2%
Germany	1.2%
Switzerland	1.1%
France	1.0%
Others (Individually Less Than 1%)	7.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,902,647) — See accompanying schedule: Unaffiliated issuers (cost $101,615,508)	$103,467,537
Fidelity Central Funds (cost $920,298,474)	999,669,695
Total Investment in Securities (cost $1,021,913,982)		$1,103,137,232
Cash		705
Receivable for investments sold		461,736
Receivable for fund shares sold		29,235
Distributions receivable from Fidelity Central Funds		71,319
Other receivables		32,613
Total assets		1,103,732,840
Liabilities
Payable for fund shares redeemed	$118,985
Accrued management fee	432,786
Distribution and service plan fees payable	4,132
Payable for daily variation margin on futures contracts	235,200
Other affiliated payables	109,528
Other payables and accrued expenses	60,550
Collateral on securities loaned	25,430,625
Total liabilities		26,391,806
Net Assets		$1,077,341,034
Net Assets consist of:
Paid in capital		$991,368,269
Total distributable earnings (loss)		85,972,765
Net Assets		$1,077,341,034
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($832,394,201 ÷ 57,053,217 shares)		$14.59
Service Class:
Net Asset Value, offering price and redemption price per share ($3,884,861 ÷ 269,009 shares)		$14.44
Service Class 2:
Net Asset Value, offering price and redemption price per share ($18,384,791 ÷ 1,295,745 shares)		$14.19
Investor Class:
Net Asset Value, offering price and redemption price per share ($222,677,181 ÷ 15,375,615 shares)		$14.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$901,750
Interest		20,328
Income from Fidelity Central Funds (including $5,409 from security lending)		11,740,314
Total income		12,662,392
Expenses
Management fee	$2,581,645
Transfer agent fees	428,962
Distribution and service plan fees	25,360
Accounting and security lending fees	222,296
Custodian fees and expenses	2,551
Independent trustees' fees and expenses	1,926
Audit	34,513
Legal	2,045
Miscellaneous	4,204
Total expenses before reductions	3,303,502
Expense reductions	(5,760)
Total expenses after reductions		3,297,742
Net investment income (loss)		9,364,650
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,097,973
Fidelity Central Funds	3,427,164
Foreign currency transactions	(14)
Futures contracts	(1,010,757)
Capital gain distributions from Fidelity Central Funds	57,132
Total net realized gain (loss)		4,571,498
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,370,621
Fidelity Central Funds	94,410,670
Futures contracts	(1,324,329)
Total change in net unrealized appreciation (depreciation)		97,456,962
Net gain (loss)		102,028,460
Net increase (decrease) in net assets resulting from operations		$111,393,110

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,364,650	$18,239,144
Net realized gain (loss)	4,571,498	47,715,790
Change in net unrealized appreciation (depreciation)	97,456,962	(123,534,588)
Net increase (decrease) in net assets resulting from operations	111,393,110	(57,579,654)
Distributions to shareholders	(43,300,303)	(55,614,527)
Share transactions - net increase (decrease)	(3,715,807)	(50,657,785)
Total increase (decrease) in net assets	64,377,000	(163,851,966)
Net Assets
Beginning of period	1,012,964,034	1,176,816,000
End of period	$1,077,341,034	$1,012,964,034

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.68	$15.23	$15.29	$15.76	$17.15	$17.24
Income from Investment Operations
Net investment income (loss)A	.13	.24	.23	.24	.27	.27
Net realized and unrealized gain (loss)	1.37	(1.04)	1.76	.18	(.22)	.72
Total from investment operations	1.50	(.80)	1.99	.42	.05	.99
Distributions from net investment income	–	(.26)B	(.29)	(.23)	(.26)	(.27)
Distributions from net realized gain	(.59)	(.49)B	(1.76)	(.66)	(1.17)	(.81)
Total distributions	(.59)	(.75)	(2.05)	(.89)	(1.44)C	(1.08)
Net asset value, end of period	$14.59	$13.68	$15.23	$15.29	$15.76	$17.15
Total ReturnD,E,F	11.19%	(5.35)%	14.03%	3.14%	.14%	5.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.60%	.61%	.62%	.62%	.61%
Expenses net of fee waivers, if any	.60%I	.60%	.61%	.61%	.62%	.61%
Expenses net of all reductions	.60%I	.60%	.61%	.61%	.61%	.61%
Net investment income (loss)	1.79%I	1.64%	1.54%	1.57%	1.65%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$832,394	$788,193	$937,508	$932,248	$1,008,018	$1,117,675
Portfolio turnover rateJ	28%I	27%	26%	108%	39%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.44 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $1.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$15.09	$15.16	$15.64	$17.03	$17.13
Income from Investment Operations
Net investment income (loss)A	.12	.23	.21	.22	.25	.25
Net realized and unrealized gain (loss)	1.36	(1.04)	1.75	.18	(.22)	.71
Total from investment operations	1.48	(.81)	1.96	.40	.03	.96
Distributions from net investment income	–	(.25)B	(.27)	(.22)	(.24)	(.25)
Distributions from net realized gain	(.59)	(.49)B	(1.76)	(.66)	(1.17)	(.81)
Total distributions	(.59)	(.73)	(2.03)	(.88)	(1.42)C	(1.06)
Net asset value, end of period	$14.44	$13.55	$15.09	$15.16	$15.64	$17.03
Total ReturnD,E,F	11.14%	(5.44)%	13.94%	3.01%	.03%	5.69%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I	.70%	.71%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.70%I	.70%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.70%I	.70%	.71%	.71%	.72%	.73%
Net investment income (loss)	1.69%I	1.54%	1.44%	1.47%	1.54%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$3,885	$4,378	$5,004	$5,437	$5,806	$6,990
Portfolio turnover rateJ	28%I	27%	26%	108%	39%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.42 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $1.174 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.33	$14.86	$14.96	$15.45	$16.83	$16.94
Income from Investment Operations
Net investment income (loss)A	.11	.20	.19	.20	.23	.22
Net realized and unrealized gain (loss)	1.34	(1.02)	1.71	.17	(.21)	.70
Total from investment operations	1.45	(.82)	1.90	.37	.02	.92
Distributions from net investment income	–	(.22)B	(.25)	(.20)	(.22)	(.22)
Distributions from net realized gain	(.59)	(.49)B	(1.76)	(.66)	(1.17)	(.81)
Total distributions	(.59)	(.71)	(2.00)C	(.86)	(1.40)D	(1.03)
Net asset value, end of period	$14.19	$13.33	$14.86	$14.96	$15.45	$16.83
Total ReturnE,F,G	11.10%	(5.61)%	13.74%	2.84%	(.06)%	5.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	.85%J	.85%	.86%	.87%	.87%	.88%
Expenses net of fee waivers, if any	.85%J	.85%	.86%	.86%	.87%	.88%
Expenses net of all reductions	.85%J	.85%	.86%	.86%	.87%	.87%
Net investment income (loss)	1.54%J	1.39%	1.29%	1.32%	1.39%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$18,385	$18,211	$20,807	$21,651	$24,520	$28,230
Portfolio turnover rateK	28%J	27%	26%	108%	39%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.00 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.757 per share.

 D Total distributions of $1.40 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $1.174 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$15.13	$15.20	$15.68	$17.07	$17.17
Income from Investment Operations
Net investment income (loss)A	.12	.23	.22	.23	.26	.25
Net realized and unrealized gain (loss)	1.36	(1.03)	1.74	.17	(.22)	.72
Total from investment operations	1.48	(.80)	1.96	.40	.04	.97
Distributions from net investment income	–	(.25)B	(.28)	(.22)	(.25)	(.26)
Distributions from net realized gain	(.59)	(.49)B	(1.76)	(.66)	(1.17)	(.81)
Total distributions	(.59)	(.74)	(2.03)C	(.88)	(1.43)D	(1.07)
Net asset value, end of period	$14.48	$13.59	$15.13	$15.20	$15.68	$17.07
Total ReturnE,F,G	11.11%	(5.39)%	13.95%	3.01%	.07%	5.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	.68%J	.68%	.69%	.70%	.70%	.70%
Expenses net of fee waivers, if any	.68%J	.68%	.69%	.70%	.70%	.70%
Expenses net of all reductions	.68%J	.68%	.69%	.69%	.69%	.69%
Net investment income (loss)	1.71%J	1.56%	1.46%	1.49%	1.57%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$222,677	$202,182	$213,497	$182,324	$192,234	$180,160
Portfolio turnover rateK	28%J	27%	26%	108%	39%	30%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.03 per share is comprised of distributions from net investment income of $.276 and distributions from net realized gain of $1.757 per share.

 D Total distributions of $1.43 per share is comprised of distributions from net investment income of $.251 and distributions from net realized gain of $1.174 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .07%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	Less than .005 to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.07%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swaps	Less than .005%
Fidelity International Credit Central Fund	FMRC	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps Forward Foreign Currency Contracts	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Ranged from less than .01% to .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $33,734 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, short-term gain distributions from the Underlying Funds, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$96,727,727
Gross unrealized depreciation	(8,915,564)
Net unrealized appreciation (depreciation)	$87,812,163
Tax cost	$1,013,998,477

The Fund elected to defer to its next fiscal year approximately $2,501,528 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $135,543,189 and $148,168,176 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .49% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$2,159
Service Class 2	23,201
$25,360

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$267,186
Service Class	1,404
Service Class 2	6,032
Investor Class	154,340
$428,962

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated portions of investments of the Fund. This involved taxable redemptions of Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund for investments, including accrued interest, with a value of $18,496,311 and a non-taxable exchange of those investments, including accrued interest, for 100,699 shares of Fidelity Communication Services Central Fund (formerly Fidelity Telecom Services Central Fund). The Fund had net realized gain of $776,604 on redemptions from Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund in connection with the reallocation is included in the Statement of Operations as "Net realized gain (loss) on Fidelity Central Funds". Fidelity Communication Services Central Fund, Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund are affiliated investment companies managed by FMR.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,510 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,604 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $54.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,102.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$33,669,365	$43,900,608
Service Class	176,635	235,219
Service Class 2	792,472	969,884
Investor Class	8,661,831	10,508,816
Total	$43,300,303	$55,614,527

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	559,921	4,576,003	$7,953,666	$66,847,699
Reinvestment of distributions	2,415,306	3,109,367	33,669,365	43,900,608
Shares redeemed	(3,549,042)	(11,619,127)	(50,357,388)	(171,701,667)
Net increase (decrease)	(573,815)	(3,933,757)	$(8,734,357)	$(60,953,360)
Service Class
Shares sold	7,122	13,766	$99,517	$202,445
Reinvestment of distributions	12,790	16,809	176,635	235,219
Shares redeemed	(74,002)	(39,016)	(1,052,711)	(577,716)
Net increase (decrease)	(54,090)	(8,441)	$(776,559)	$(140,052)
Service Class 2
Shares sold	41,980	192,921	$577,869	$2,816,049
Reinvestment of distributions	58,399	70,361	792,472	969,884
Shares redeemed	(170,454)	(297,556)	(2,362,793)	(4,294,360)
Net increase (decrease)	(70,075)	(34,274)	$(992,452)	$(508,427)
Investor Class
Shares sold	664,509	1,679,697	$9,347,561	$24,882,126
Reinvestment of distributions	625,855	750,107	8,661,831	10,508,816
Shares redeemed	(796,461)	(1,656,647)	(11,221,831)	(24,446,888)
Net increase (decrease)	493,903	773,157	$6,787,561	$10,944,054

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 41% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 27% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.60%
Actual		$1,000.00	$1,111.90	$3.14
Hypothetical-C		$1,000.00	$1,021.82	$3.01
Service Class	.70%
Actual		$1,000.00	$1,111.40	$3.66
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Service Class 2.85%
Actual		$1,000.00	$1,111.00	$4.45
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Investor Class	.68%
Actual		$1,000.00	$1,111.10	$3.56
Hypothetical-C		$1,000.00	$1,021.42	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .07%

 C 5% return per year before expenses

VIPAM-SANN-0819
1.705701.121

Fidelity® Variable Insurance Products: Strategic Income Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	15.9
Japan Government	2.2
German Federal Republic	2.1
Ally Financial, Inc.	1.9
Ginnie Mae	1.6
23.7

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Financials	10.8
Energy	8.8
Communication Services	7.4
Consumer Discretionary	5.5
Information Technology	4.6

Quality Diversification (% of fund's net assets)

As of June 30, 2019
U.S. Government and U.S. Government Agency Obligations*	20.1%
AAA,AA,A	10.5%
BBB	5.7%
BB	19.6%
B	19.9%
CCC,CC,C	6.3%
D	0.4%
Not Rated	2.9%
Equities	5.9%
Short-Term Investments and Net Other Assets	8.7%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*,**,***
Preferred Securities	4.5%
Corporate Bonds	33.5%
U.S. Government and U.S. Government Agency Obligations†	20.1%
Foreign Government & Government Agency Obligations	16.9%
Bank Loan Obligations	10.2%
Stocks	5.9%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	8.7%

 * Foreign investments - 31.4%

 ** Futures and Swaps - 3.8%

 *** Written options - (1.0)%

 † Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.2%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7.25% 4/30/27 (b)		$364,724	$91,181
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		1,966,000	1,268,660

TOTAL CONVERTIBLE BONDS			1,359,841

Nonconvertible Bonds - 33.1%
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 3.15% 9/4/36	EUR	1,925,000	2,474,939
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		315,000	321,202
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		565,000	583,419
Citizens Communications Co.:
7.875% 1/15/27		280,000	154,700
9% 8/15/31		220,000	124,850
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		210,000	213,318
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (b)		340,000	339,150
Frontier Communications Corp. 8.5% 4/1/26 (b)		1,595,000	1,547,150
GCI, Inc. 6.875% 4/15/25		560,000	583,800
GTH Finance BV 7.25% 4/26/23 (b)		855,000	934,857
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		295,000	301,545
Qtel International Finance Ltd. 3.25% 2/21/23 (b)		450,000	455,063
Sable International Finance Ltd.:
5.75% 9/7/27 (b)		800,000	805,500
6.875% 8/1/22 (b)		801,000	831,038
SFR Group SA:
7.375% 5/1/26 (b)		5,100,000	5,227,500
8.125% 2/1/27 (b)		370,000	388,500
Sprint Capital Corp.:
6.875% 11/15/28		1,497,000	1,549,395
8.75% 3/15/32		1,906,000	2,206,195
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		220,000	229,006
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	2,430,000	784,097
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,400,000	1,421,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		220,000	221,277
U.S. West Communications:
6.875% 9/15/33		170,000	169,720
7.25% 9/15/25		35,000	38,947
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		615,000	632,103
Virgin Media Finance PLC 4.875% 2/15/22		565,000	567,623
			23,105,894
Entertainment - 0.6%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		215,000	220,375
Netflix, Inc.:
4.375% 11/15/26		640,000	649,920
5.375% 11/15/29 (b)		590,000	626,692
5.75% 3/1/24		527,000	570,478
5.875% 2/15/25		1,395,000	1,537,988
5.875% 11/15/28		3,265,000	3,614,747
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(d)		2,098,525	1,091,233
			8,311,433
Interactive Media & Services - 0.0%
Entercom Media Corp. 6.5% 5/1/27 (b)		335,000	348,400
Media - 2.7%
Block Communications, Inc. 6.875% 2/15/25 (b)		480,000	500,400
Cablevision SA 6.5% 6/15/21 (b)		200,000	197,238
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)		4,665,000	4,763,898
5.125% 2/15/23		1,565,000	1,589,727
5.125% 5/1/23 (b)		720,000	735,075
5.125% 5/1/27 (b)		3,500,000	3,623,760
5.375% 5/1/25 (b)		720,000	744,300
5.375% 6/1/29 (b)		960,000	991,200
5.5% 5/1/26 (b)		2,450,000	2,564,048
5.75% 9/1/23		500,000	511,090
5.75% 1/15/24		555,000	567,418
5.75% 2/15/26 (b)		1,030,000	1,080,213
5.875% 5/1/27 (b)		855,000	902,025
CSC Holdings LLC:
5.125% 12/15/21 (b)		1,490,000	1,490,000
5.375% 2/1/28 (b)		1,190,000	1,236,113
5.5% 5/15/26 (b)		2,555,000	2,679,429
6.5% 2/1/29 (b)		1,320,000	1,440,450
7.5% 4/1/28 (b)		725,000	795,905
Getty Images, Inc. 9.75% 3/1/27 (b)		1,090,000	1,122,700
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		420,000	429,056
4.875% 4/11/22 (b)		250,000	257,500
5.125% 3/31/27 (b)		205,000	206,283
iHeartCommunications, Inc.:
6.375% 5/1/26		36,236	38,455
8.375% 5/1/27		65,677	68,798
11.25% 3/1/21 (c)(e)		630,000	0
Liberty Media Corp.:
8.25% 2/1/30		1,610,000	1,605,975
8.5% 7/15/29		270,000	274,050
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)(f)		680,000	697,000
Quebecor Media, Inc. 5.75% 1/15/23		790,000	845,300
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		260,000	262,600
5% 8/1/27 (b)		735,000	747,789
5.375% 4/15/25 (b)		620,000	639,375
5.375% 7/15/26 (b)		620,000	642,475
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		2,100,000	2,073,094
Videotron Ltd. 5.125% 4/15/27 (b)		615,000	641,906
VTR Finance BV 6.875% 1/15/24 (b)		1,099,000	1,139,182
Ziggo Bond Finance BV 6% 1/15/27 (b)		635,000	636,588
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		1,270,000	1,291,857
			40,032,272
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	18,930,000	923,385
Comcel Trust 6.875% 2/6/24 (b)		855,000	883,055
Digicel Group Ltd. 6.75% 3/1/23 (b)		350,000	198,188
Intelsat Jackson Holdings SA:
5.5% 8/1/23		810,000	739,125
8.5% 10/15/24 (b)		1,410,000	1,395,900
9.75% 7/15/25 (b)		1,350,000	1,377,000
Millicom International Cellular SA:
6% 3/15/25 (b)		360,000	373,950
6.625% 10/15/26 (Reg. S)		200,000	217,914
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		100,000	103,250
6.5% 10/13/26 (b)		230,000	248,975
MTS International Funding Ltd. 5% 5/30/23 (b)		240,000	248,025
Sprint Corp. 7.625% 3/1/26		1,685,000	1,796,210
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	406,000
			8,910,977
TOTAL COMMUNICATION SERVICES			80,708,976
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (b)		635,000	647,700
5.875% 6/1/29 (b)		420,000	442,050
Delphi Technologies PLC 5% 10/1/25 (b)		680,000	606,900
Exide Technologies:
10.75% 10/31/21 pay-in-kind(b)(d)(e)		180,000	174,600
11% 10/31/24 pay-in-kind (b)(e)		450,000	346,500
11% 10/31/24 pay-in-kind (b)(e)		178,700	107,220
Metalsa SA de CV 4.9% 4/24/23 (b)		990,000	988,453
Tenneco, Inc. 5% 7/15/26		450,000	357,750
			3,671,173
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		115,000	116,150
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		615,000	646,711
Laureate Education, Inc. 8.25% 5/1/25 (b)		145,000	158,413
Service Corp. International 5.125% 6/1/29		300,000	315,750
			1,120,874
Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		3,296,000	3,321,709
Boyd Gaming Corp.:
6% 8/15/26		325,000	341,656
6.375% 4/1/26		202,000	213,692
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		345,000	357,938
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	155,878
Churchill Downs, Inc. 4.75% 1/15/28 (b)		465,000	467,209
Eldorado Resorts, Inc.:
6% 4/1/25		111,000	116,689
6% 9/15/26		400,000	437,000
FelCor Lodging LP 6% 6/1/25		565,000	595,369
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		615,000	658,911
5.75% 6/1/28		485,000	534,455
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		1,200,000	1,236,000
8.75% 10/1/25 (b)		1,235,000	1,296,750
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30 (b)		975,000	1,005,875
5.125% 5/1/26		925,000	965,469
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	946,969
4.875% 4/1/27		435,000	449,551
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		150,000	160,125
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		475,000	486,875
5% 6/1/24 (b)		475,000	490,438
5.25% 6/1/26 (b)		3,225,000	3,382,187
LHMC Finco SARL 7.875% 12/20/23 (b)		600,000	634,500
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		380,000	388,075
Marriott Ownership Resorts, Inc. 6.5% 9/15/26		460,000	493,350
MCE Finance Ltd.:
4.875% 6/6/25 (b)		1,502,000	1,490,241
5.25% 4/26/26 (b)		640,000	639,200
Merlin Entertainments PLC 5.75% 6/15/26 (b)		615,000	647,288
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		365,000	393,288
MGM Mirage, Inc.:
4.625% 9/1/26		460,000	462,300
5.75% 6/15/25		1,265,000	1,364,809
Penn National Gaming, Inc. 5.625% 1/15/27(b)		120,000	118,500
Silversea Cruises 7.25% 2/1/25 (b)		255,000	274,049
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)		715,000	725,725
5.5% 4/15/27 (b)		380,000	395,200
Stars Group Holdings BV 7% 7/15/26 (b)		785,000	830,138
Station Casinos LLC 5% 10/1/25 (b)		620,000	621,550
Studio City Co. Ltd. 7.25% 11/30/21 (b)		750,000	775,313
Viking Cruises Ltd. 5.875% 9/15/27 (b)		595,000	602,438
Voc Escrow Ltd. 5% 2/15/28 (b)		545,000	552,494
			29,029,203
Household Durables - 0.2%
Lennar Corp. 4.75% 11/29/27		620,000	652,550
LGI Homes, Inc. 6.875% 7/15/26 (b)		605,000	618,613
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		435,000	456,750
Toll Brothers Finance Corp. 4.375% 4/15/23		281,000	290,484
TRI Pointe Homes, Inc. 5.875% 6/15/24		780,000	805,116
William Lyon Homes, Inc.:
5.875% 1/31/25		380,000	375,250
6% 9/1/23		375,000	380,625
			3,579,388
Internet & Direct Marketing Retail - 0.3%
Netflix, Inc. 4.875% 4/15/28		1,465,000	1,504,262
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		1,605,000	1,633,088
6% 4/1/23		580,000	593,050
6.375% 5/15/25		120,000	122,394
			3,852,794
Specialty Retail - 0.1%
IAA Spinco, Inc. 5.5% 6/15/27 (b)		250,000	260,000
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	479,550
			739,550
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		200,000	206,298
TOTAL CONSUMER DISCRETIONARY			42,315,430
CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (b)		105,000	108,413
Food & Staples Retailing - 0.1%
ESAL GmbH 6.25% 2/5/23 (b)		2,090,000	2,131,821
Food Products - 1.2%
Alicorp SA 6.875% 4/17/27 (b)	PEN	1,235,000	397,696
B&G Foods, Inc. 4.625% 6/1/21		565,000	565,706
CF Industries Holdings, Inc.:
4.95% 6/1/43		610,000	545,950
5.15% 3/15/34		615,000	599,625
5.375% 3/15/44		615,000	576,747
JBS Investments GmbH 7.25% 4/3/24 (b)		2,205,000	2,288,609
JBS Investments II GmbH 7% 1/15/26 (b)		1,020,000	1,104,660
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,275,000	1,326,000
5.875% 7/15/24 (b)		2,067,000	2,126,426
6.75% 2/15/28 (b)		925,000	1,004,781
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (b)		1,550,000	1,683,688
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		425,000	440,406
4.875% 11/1/26 (b)		430,000	447,200
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		925,000	938,875
Post Holdings, Inc.:
5% 8/15/26 (b)		2,440,000	2,473,550
5.5% 3/1/25 (b)		530,000	547,225
5.5% 12/15/29 (b)		810,000	812,025
5.75% 3/1/27 (b)		405,000	418,163
			18,297,332
Household Products - 0.1%
Energizer Holdings, Inc. 7.75% 1/15/27 (b)		795,000	860,452
Personal Products - 0.1%
First Quality Finance Co., Inc. 5% 7/1/25 (b)		490,000	493,675
Prestige Brands, Inc. 5.375% 12/15/21 (b)		725,000	728,625
			1,222,300
TOTAL CONSUMER STAPLES			22,620,318
ENERGY - 6.5%
Energy Equipment & Services - 0.6%
Borets Finance DAC 6.5% 4/7/22 (b)		635,000	636,984
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (b)		615,000	603,469
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	584,344
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	389,813
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	647,075
Jonah Energy LLC 7.25% 10/15/25 (b)		930,000	444,075
Nabors Industries, Inc. 5.75% 2/1/25		900,000	797,625
NuStar Logistics LP 6% 6/1/26		640,000	662,400
SESI LLC 7.75% 9/15/24		365,000	234,513
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		485,000	562,600
Summit Midstream Holdings LLC 5.75% 4/15/25		440,000	385,000
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		415,000	436,398
7.625% 11/7/24 (b)		200,000	216,424
Transocean, Inc.:
7.25% 11/1/25 (b)		590,000	559,025
7.5% 1/15/26 (b)		645,000	614,363
9% 7/15/23 (b)		1,330,000	1,416,450
			9,190,558
Oil, Gas & Consumable Fuels - 5.9%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		940,000	893,000
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24		245,000	243,469
5.75% 1/15/28 (b)		975,000	965,250
Antero Resources Corp.:
5.125% 12/1/22		45,000	43,200
5.625% 6/1/23 (Reg. S)		560,000	541,100
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	291,313
Callon Petroleum Co. 6.125% 10/1/24		225,000	227,250
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	366,700
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		630,000	684,338
5.875% 3/31/25		790,000	879,863
7% 6/30/24		710,000	816,571
Cheniere Energy Partners LP 5.625% 10/1/26 (b)		785,000	828,175
Chesapeake Energy Corp.:
8% 1/15/25		410,000	378,225
8% 6/15/27		245,000	214,223
Citgo Holding, Inc. 10.75% 2/15/20 (b)		2,707,000	2,801,745
CNX Midstream Partners LP 6.5% 3/15/26 (b)		335,000	318,250
Comstock Escrow Corp. 9.75% 8/15/26		2,995,000	2,298,663
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (b)(d)(g)		155,000	154,878
6.5% 5/15/26 (b)		615,000	610,388
6.875% 6/15/25 (b)		310,000	317,490
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		960,000	957,600
5.75% 4/1/25		465,000	470,813
6.25% 4/1/23		1,975,000	2,014,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,090,865
DCP Midstream LLC 5.85% 5/21/43 (b)(d)		885,000	829,688
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		2,155,000	1,788,650
9% 5/15/21 (b)		2,385,000	2,349,225
9.25% 3/31/22 (b)		350,000	328,125
Diamondback Energy, Inc.:
4.75% 11/1/24		540,000	554,175
5.375% 5/31/25		255,000	267,750
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		2,065,000	2,104,364
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		505,000	523,306
5.75% 1/30/28 (b)		880,000	926,200
Energy Transfer Equity LP 5.5% 6/1/27		860,000	893,454
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	455,700
4.4% 4/1/24		460,000	465,166
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		4,756,000	4,244,730
8% 11/29/24 (b)		780,000	530,400
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		365,000	312,075
Frontera Energy Corp. 9.7% 6/25/23 (b)		410,000	436,009
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	448,725
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		490,000	507,149
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	131,300
7% 6/15/23		580,000	587,250
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		225,000	209,531
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		795,000	817,856
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		510,000	507,450
5.75% 10/1/25 (b)		580,000	581,450
6.25% 11/1/28 (b)		590,000	593,688
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)		390,000	405,600
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		1,135,000	1,018,663
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,055,000	1,100,827
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		225,000	239,063
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		1,040,000	1,047,800
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		215,000	216,075
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		205,000	220,823
MEG Energy Corp. 7% 3/31/24 (b)		65,000	61,750
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		305,000	317,200
Newfield Exploration Co. 5.375% 1/1/26		475,000	520,491
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		625,000	618,750
7.5% 4/15/26 (b)		640,000	667,200
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		150,000	154,500
4.875% 8/15/27 (b)		150,000	158,813
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		300,000	292,500
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		2,340,000	1,547,302
Pan American Energy LLC 7.875% 5/7/21 (b)		106,667	110,500
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		380,000	385,700
5.625% 10/15/27 (b)		300,000	313,500
6.25% 6/1/24 (b)		420,000	436,800
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,758,579
7.25% 6/15/25		1,145,000	1,199,388
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	448,594
PDC Energy, Inc. 6.125% 9/15/24		200,000	200,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,640,000	1,510,850
8.625% 12/1/23 (d)		250,000	271,003
Petrobras Energia SA 7.375% 7/21/23 (b)		280,000	270,200
Petrobras Global Finance BV:
5.999% 1/27/28		321,000	341,303
8.75% 5/23/26		2,740,000	3,384,174
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		634,000	687,415
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		480,000	72,000
6% 5/16/24 (b)(c)		585,000	87,750
6% 11/15/26 (b)(c)		930,000	139,500
12.75% 2/17/22 (b)(c)		110,000	16,500
Petroleos Mexicanos:
3.5% 1/30/23		565,000	536,157
4.875% 1/24/22		890,000	887,775
4.875% 1/18/24		1,085,000	1,060,533
6.5% 6/2/41		2,985,000	2,647,695
6.75% 9/21/47		1,928,000	1,710,257
PT Pertamina Persero:
6.5% 5/27/41 (b)		225,000	271,266
6.5% 11/7/48 (b)		190,000	233,759
QEP Resources, Inc. 5.25% 5/1/23		610,000	587,125
Range Resources Corp. 5% 3/15/23		960,000	903,600
Sabine Pass Liquefaction LLC 5% 3/15/27		480,000	526,092
Sanchez Energy Corp.:
6.125% 1/15/23		1,675,000	75,375
7.25% 2/15/23 (b)		1,185,000	897,638
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		220,000	221,549
3.5% 4/16/29 (b)		510,000	515,738
4.25% 4/16/39 (b)		230,000	232,438
4.375% 4/16/49 (b)		525,000	531,227
SemGroup Corp.:
6.375% 3/15/25		310,000	300,700
7.25% 3/15/26		580,000	565,500
SM Energy Co.:
5.625% 6/1/25		280,000	254,800
6.625% 1/15/27		465,000	430,125
6.75% 9/15/26		250,000	234,375
Southern Star Central Corp. 5.125% 7/15/22 (b)		320,000	322,400
Southwestern Energy Co.:
4.1% 3/15/22		820,000	797,450
7.5% 4/1/26		470,000	445,269
7.75% 10/1/27		420,000	402,150
SRC Energy, Inc. 6.25% 12/1/25		380,000	345,800
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		465,000	474,881
5.5% 2/15/26		595,000	619,544
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28		620,000	621,550
5.125% 2/1/25		320,000	330,400
5.375% 2/1/27		320,000	331,200
5.875% 4/15/26		925,000	980,500
6.5% 7/15/27 (b)		325,000	354,250
6.875% 1/15/29 (b)		580,000	642,350
Teine Energy Ltd. 6.875% 9/30/22 (b)		590,000	600,325
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	66,775
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		245,000	256,638
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		465,000	449,742
Tullow Oil PLC:
6.25% 4/15/22 (b)		210,000	211,575
7% 3/1/25 (b)		280,000	284,550
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		532,000	202,160
Unit Corp. 6.625% 5/15/21		120,000	108,000
W&T Offshore, Inc. 9.75% 11/1/23 (b)		2,005,000	1,919,788
Whiting Petroleum Corp. 6.625% 1/15/26		425,000	409,859
WPX Energy, Inc.:
5.25% 9/15/24		490,000	501,025
5.75% 6/1/26		465,000	483,019
6% 1/15/22		730,000	756,463
YPF SA:
8.5% 3/23/21 (b)		450,000	457,594
8.5% 6/27/29 (b)		225,000	221,333
8.75% 4/4/24 (b)		1,840,000	1,858,423
			89,101,135
TOTAL ENERGY			98,291,693
FINANCIALS - 6.3%
Banks - 1.4%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		440,000	390,225
Banco de Bogota SA 6.25% 5/12/26 (b)		270,000	297,675
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		205,000	211,278
Banco Do Brasil SA:
4.625% 1/15/25 (b)		170,000	176,588
4.875% 4/19/23 (b)		105,000	110,408
Banco Hipotecario SA 9.75% 11/30/20 (b)		595,000	562,312
Banco Macro SA 6.75% 11/4/26 (b)(d)		1,170,000	1,002,909
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		470,000	436,513
BBVA Bancomer SA 7.25% 4/22/20 (b)		210,000	216,090
Biz Finance PLC 9.625% 4/27/22 (b)		505,000	527,090
BTA Bank JSC 5.5% 12/21/22 (b)		166,306	167,137
CBOM Finance PLC 5.55% 2/14/23 (b)		365,000	361,408
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (d)	EUR	2,275,000	2,689,799
Development Bank of Mongolia 7.25% 10/23/23 (b)		200,000	208,313
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		105,000	109,830
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		415,000	455,722
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	21,900,000	312,800
Fidelity Bank PLC 10.5% 10/16/22 (b)		475,000	513,000
HBOS PLC 4.5% 3/18/30 (d)	EUR	1,350,000	1,743,058
Itau Unibanco Holding SA 5.125% 5/13/23 (Reg. S)		530,000	555,685
JSC BGEO Group 6% 7/26/23 (b)		775,000	776,938
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		320,000	333,800
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		345,000	345,431
4.75% 4/29/21 (b)		240,000	231,300
TBC Bank JSC 5.75% 6/19/24(b)		230,000	226,838
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		580,000	603,563
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		185,000	184,769
6.125% 5/24/27 (b)(d)		480,000	405,048
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		335,000	320,763
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		1,380,000	1,271,463
6.875% 2/3/25 (Reg. S) (d)		350,000	311,500
UniCredit SpA:
3 month EURIBOR + 2.750% 2.44% 5/3/25 (d)(g)	EUR	610,000	684,845
6.95% 10/31/22 (Reg. S)	EUR	1,946,000	2,587,215
Zenith Bank PLC 7.375% 5/30/22 (b)		1,390,000	1,475,138
			20,806,451
Capital Markets - 0.2%
AssuredPartners, Inc. 7% 8/15/25 (b)		245,000	243,469
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		1,260,000	1,338,750
Banco BTG Pactual SA 7.75% 2/15/29 (b)(d)		225,000	234,844
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		165,000	169,538
5.375% 3/15/27		140,000	147,350
MSCI, Inc.:
5.25% 11/15/24 (b)		345,000	356,213
5.75% 8/15/25 (b)		365,000	383,250
			2,873,414
Consumer Finance - 3.0%
Ally Financial, Inc.:
4.125% 2/13/22		1,075,000	1,101,875
4.625% 3/30/25		1,915,000	2,020,325
5.125% 9/30/24		2,750,000	2,970,000
8% 11/1/31		16,143,000	21,336,365
8% 11/1/31		823,000	1,078,130
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		290,000	319,725
Intelsat Connect Finance SA 9.5% 2/15/23 (b)		975,000	862,875
Navient Corp.:
5.5% 1/25/23		1,685,000	1,731,338
5.875% 10/25/24		2,745,000	2,775,881
6.125% 3/25/24		830,000	850,750
6.5% 6/15/22		470,000	500,564
7.25% 1/25/22		2,650,000	2,858,688
7.25% 9/25/23		285,000	304,238
Springleaf Financial Corp.:
6.625% 1/15/28		385,000	404,250
6.875% 3/15/25		2,580,000	2,825,048
7.125% 3/15/26		3,405,000	3,692,723
			45,632,775
Diversified Financial Services - 1.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	1,895,625
ADES International Holding Ltd. 8.625% 4/24/24 (b)		450,000	444,938
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		175,000	185,406
5.25% 5/15/24 (b)		950,000	1,014,971
5.5% 1/15/23 (b)		280,000	298,508
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		730,000	638,750
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		235,000	226,114
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875% 5/1/24 (b)		1,280,000	1,316,800
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		390,000	373,425
HTA Group Ltd. 9.125% 3/8/22 (b)		515,000	539,623
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 5/15/26 (b)		1,290,000	1,304,513
6.375% 12/15/25		2,785,000	2,842,928
6.75% 2/1/24		535,000	555,731
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		410,000	429,475
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)		450,000	459,000
5% 1/15/28 (b)		455,000	452,725
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		225,000	232,236
5.25% 8/15/22 (b)		485,000	512,063
5.5% 2/15/24 (b)		40,000	43,119
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		985,000	1,017,013
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		1,590,000	1,719,188
Sparc Em Spc 0% 12/5/22 (b)		170,833	161,652
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		545,000	559,988
Valvoline, Inc. 5.5% 7/15/24		230,000	237,820
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		295,000	298,210
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)		525,000	481,031
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	1,200,000	1,507,085
			19,747,937
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		910,000	821,275
8.125% 2/15/24 (b)		460,000	474,950
AmWINS Group, Inc. 7.75% 7/1/26 (b)		300,000	310,500
Centene Escrow Corp. 5.375% 6/1/26 (b)		1,545,000	1,624,181
HUB International Ltd. 7% 5/1/26(b)		595,000	603,181
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		615,000	608,850
			4,442,937
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		595,000	600,950
Thrifts & Mortgage Finance - 0.1%
Nationwide Building Society 2% 7/25/29 (Reg. S) (d)	EUR	831,000	946,287
TOTAL FINANCIALS			95,050,751
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (b)		320,000	324,400
4.625% 2/1/28 (b)		215,000	218,225
Teleflex, Inc. 4.625% 11/15/27		255,000	261,408
			804,033
Health Care Providers & Services - 2.3%
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		1,300,000	1,316,250
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,500,000	1,737,754
Community Health Systems, Inc.:
8% 3/15/26 (b)		1,580,000	1,518,427
8.125% 6/30/24 (b)		3,507,000	2,621,483
8.625% 1/15/24 (b)		2,400,000	2,407,464
9.875% 6/30/23 (b)		1,825,000	1,484,419
Encompass Health Corp.:
5.125% 3/15/23		330,000	335,775
5.75% 11/1/24		1,040,000	1,059,032
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	671,474
5.25% 6/15/26		750,000	830,111
5.375% 2/1/25		1,010,000	1,090,169
5.375% 9/1/26		635,000	682,498
5.625% 9/1/28		1,565,000	1,680,341
5.875% 3/15/22		1,915,000	2,093,015
5.875% 5/1/23		1,925,000	2,093,207
5.875% 2/15/26		2,635,000	2,911,675
5.875% 2/1/29		1,815,000	1,989,694
6.5% 2/15/20		2,410,000	2,465,403
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		335,000	314,130
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(d)		1,105,000	975,163
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		445,000	456,681
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	263,900
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	308,813
5.125% 5/1/25		305,000	306,525
6.25% 2/1/27 (b)		955,000	983,650
Vizient, Inc. 6.25% 5/15/27 (b)		145,000	153,164
Wellcare Health Plans, Inc.:
5.25% 4/1/25		475,000	495,188
5.375% 8/15/26 (b)		385,000	408,100
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)		305,000	282,125
			33,935,630
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		640,000	660,800
Pharmaceuticals - 0.9%
Catalent Pharma Solutions:
4.875% 1/15/26 (b)		205,000	208,075
5% 7/15/27 (b)		205,000	208,588
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (b)		228,000	238,260
NVA Holdings, Inc. 6.875% 4/1/26 (b)		330,000	344,850
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	227,470
3.65% 11/10/21		175,000	168,438
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		760,000	733,780
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		310,000	307,288
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		4,578,000	4,772,565
5.75% 8/15/27 (b)		165,000	173,412
5.875% 5/15/23 (b)		55,000	55,639
6.5% 3/15/22 (b)		620,000	642,475
7% 3/15/24 (b)		925,000	982,905
7% 1/15/28 (b)		1,280,000	1,326,400
7.25% 5/30/29 (b)		640,000	665,600
8.5% 1/31/27 (b)		1,120,000	1,231,462
9% 12/15/25 (b)		1,640,000	1,832,372
			14,119,579
TOTAL HEALTH CARE			49,520,042
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		225,000	235,125
Bombardier, Inc.:
6.125% 1/15/23 (b)		570,000	577,838
7.5% 12/1/24 (b)		160,000	163,200
7.5% 3/15/25 (b)		2,495,000	2,501,986
7.875% 4/15/27 (b)		1,790,000	1,792,238
BWX Technologies, Inc. 5.375% 7/15/26 (b)		430,000	443,954
DAE Funding LLC 4% 8/1/20 (b)		260,000	263,008
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,826,434
TransDigm, Inc.:
6.25% 3/15/26(b)		955,000	999,169
6.375% 6/15/26		3,145,000	3,184,313
6.5% 5/15/25		835,000	844,394
7.5% 3/15/27 (b)		960,000	1,002,000
			13,833,659
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		670,000	721,925
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)		106,830	110,291
Azul Investments LLP 5.875% 10/26/24 (b)		350,000	343,766
Continental Airlines, Inc. pass-thru certificates 6.903% 4/19/22		8,549	8,908
Delta Air Lines, Inc. pass-thru certificates 8.021% 2/10/24		91,328	100,754
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		194,306	198,270
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		256,923	289,321
Series 2012-2 Class B, 6.75% 6/3/21		136,178	144,469
Series 2013-1 Class B, 5.375% 11/15/21		182,643	190,192
			1,385,971
Building Products - 0.0%
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		297,000	285,770
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		565,000	591,131
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,926,100
5.875% 7/1/25		165,000	171,600
6% 1/1/27		585,000	611,325
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		525,000	534,188
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		530,000	551,200
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (b)		190,000	196,888
Tervita Escrow Corp. 7.625% 12/1/21 (b)		280,000	284,819
The Brink's Co. 4.625% 10/15/27 (b)		620,000	619,225
			5,486,476
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		625,000	650,000
Cementos Progreso Trust 7.125% 11/6/23 (b)		390,000	404,138
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		405,000	427,528
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(c)		1,530,000	94,669
5.25% 6/27/29 (b)(c)		580,000	36,758
7.125% 6/26/42 (b)(c)		1,406,000	87,875
			1,700,968
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)		575,000	599,438
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (b)		17,000	17,008
6.95% 3/14/26 (b)		220,000	220,825
			237,833
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)		155,000	163,138
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		150,000	119,250
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		490,000	474,688
			593,938
Professional Services - 0.0%
IHS Markit Ltd.:
4% 3/1/26 (b)		275,000	284,537
4.75% 2/15/25 (b)		225,000	241,335
			525,872
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (b)		100,000	108,500
Uber Technologies, Inc.:
7.5% 11/1/23 (b)		830,000	879,800
8% 11/1/26 (b)		1,180,000	1,256,842
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		574,000	585,480
			2,830,622
Trading Companies & Distributors - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		625,000	665,000
FLY Leasing Ltd. 5.25% 10/15/24		490,000	499,800
United Rentals North America, Inc. 5.5% 5/15/27		405,000	426,263
			1,591,063
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,162,500	1,134,891
TOTAL INDUSTRIALS			31,091,564
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.0%
Camelot Finance SA 7.875% 10/15/24 (b)		280,000	293,650
IT Services - 0.3%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		1,360,000	1,179,800
CDW LLC/CDW Finance Corp.:
5% 9/1/23		565,000	574,888
5% 9/1/25		335,000	348,819
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	1,432,000	1,698,687
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		500,000	517,500
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)		255,000	261,724
GTT Communications, Inc. 7.875% 12/31/24 (b)		300,000	245,250
			4,826,668
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26		300,000	317,490
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		585,000	621,563
Versum Materials, Inc. 5.5% 9/30/24 (b)		330,000	353,513
			1,292,566
Software - 0.3%
Ascend Learning LLC:
6.875% 8/1/25 (b)		210,000	213,675
6.875% 8/1/25 (b)		630,000	640,836
CDK Global, Inc. 5.875% 6/15/26		225,000	238,219
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		970,000	1,000,313
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		225,000	234,563
Open Text Corp. 5.875% 6/1/26 (b)		465,000	491,877
Parametric Technology Corp. 6% 5/15/24		190,000	199,025
Symantec Corp. 5% 4/15/25 (b)		530,000	543,180
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		335,000	313,225
10.5% 2/1/24 (b)		637,000	546,228
			4,421,141
TOTAL INFORMATION TECHNOLOGY			10,834,025
MATERIALS - 2.1%
Chemicals - 0.5%
Braskem Finance Ltd. 5.375% 5/2/22 (b)		315,000	329,888
Element Solutions, Inc. 5.875% 12/1/25 (b)		945,000	983,981
Hexion, Inc.:
7.875% 7/15/27 (b)		480,000	482,400
10.375% 2/1/22 (b)(c)		235,000	179,188
LSB Industries, Inc. 9.625% 5/1/23 (b)		310,000	315,425
Neon Holdings, Inc. 10.125% 4/1/26 (b)		635,000	625,475
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		770,000	796,950
5.25% 6/1/27 (b)		660,000	702,075
OCI NV 6.625% 4/15/23 (b)		270,000	280,800
OCP SA 5.625% 4/25/24 (b)		200,000	215,581
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		890,000	861,075
SABIC Capital II BV 4% 10/10/23 (b)		320,000	331,360
Sasol Financing U.S.A. LLC 5.875% 3/27/24		205,000	221,208
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		495,000	483,244
TPC Group, Inc. 8.75% 12/15/20 (b)		765,000	762,131
			7,570,781
Construction Materials - 0.2%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	206,000
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		215,000	235,425
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	2,072,000	2,593,799
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)		260,000	260,650
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	312,750
			3,608,624
Containers & Packaging - 0.3%
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,391,500
7.5% 12/15/96		160,000	165,600
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		280,000	253,400
Labl Escrow Issuer LLC:
6.75% 7/15/26 (b)(f)		975,000	985,238
10.5% 7/15/27 (b)(f)		650,000	650,000
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		180,000	162,900
			3,608,638
Metals & Mining - 1.1%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)		200,000	209,000
6.75% 9/30/24 (b)		430,000	454,188
7% 9/30/26 (b)		355,000	381,181
Aleris International, Inc. 6% 6/1/20 (b)(e)		1,759	1,759
Algoma Steel SCA 0% 12/31/23 (e)		102,200	72,562
ArcelorMittal SA 2.25% 1/17/24 (Reg. S)	EUR	850,000	1,017,752
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)		620,000	629,300
5.75% 3/1/25		160,000	159,200
5.875% 6/1/27 (b)		960,000	933,600
Commercial Metals Co. 5.75% 4/15/26		460,000	459,195
CSN Resources SA:
6.5% 7/21/20 (b)		166,000	169,095
7.625% 2/13/23 (b)		945,000	996,975
7.625% 4/17/26 (b)		125,000	132,526
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		1,255,000	1,222,056
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		405,000	418,426
5.125% 3/15/23 (b)		650,000	671,938
5.125% 5/15/24 (b)		495,000	512,944
Freeport-McMoRan, Inc. 5.45% 3/15/43		280,000	256,200
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		225,000	228,938
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		350,000	370,125
Metinvest BV 7.75% 4/23/23 (b)		1,315,000	1,357,080
Mineral Resources Ltd. 8.125% 5/1/27 (b)		960,000	999,600
Murray Energy Corp.:
11.25% 4/15/21 (b)		490,000	154,350
12% 4/15/24 pay-in-kind (b)(d)		548,100	110,990
Polyus Finance PLC 5.25% 2/7/23 (b)		530,000	552,493
POSCO 4% 8/1/23 (b)		270,000	282,350
Stillwater Mining Co. 6.125% 6/27/22 (b)		1,425,000	1,436,756
United States Steel Corp. 6.25% 3/15/26		615,000	547,350
Vale Overseas Ltd. 4.375% 1/11/22		155,000	159,795
Vedanta Resources PLC:
6.375% 7/30/22 (b)		1,110,000	1,097,166
8.25% 6/7/21 (b)		630,000	657,563
			16,652,453
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (b)		225,000	229,500
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (c)(d)(e)(g)		90,000	0
11.375% 12/31/2014 (c)(e)		317,581	0
			229,500
TOTAL MATERIALS			31,669,996
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Communications Sales & Leasing, Inc. 8.25% 10/15/23		635,000	588,963
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,665,372
Equinix, Inc. 5.375% 5/15/27		480,000	514,546
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		1,295,000	1,333,850
5.25% 8/1/26		390,000	406,575
6.375% 3/1/24		195,000	204,263
Unibail-Rodamco 1.75% 2/27/34 (Reg. S)	EUR	2,000,000	2,447,949
			7,161,518
Real Estate Management & Development - 0.3%
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	1,600,000	1,870,248
Howard Hughes Corp. 5.375% 3/15/25 (b)		665,000	687,078
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	86,328
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		170,000	163,200
Mattamy Group Corp. 6.875% 12/15/23 (b)		470,000	489,388
Shimao Property Holdings Ltd. 4.75% 7/3/22		655,000	659,298
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (b)		65,000	67,113
5.875% 6/15/27 (b)		495,000	503,663
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		370,000	385,725
			4,912,041
TOTAL REAL ESTATE			12,073,559
UTILITIES - 1.6%
Electric Utilities - 1.0%
Enel SpA 3.375% 11/24/81 (Reg. S) (d)	EUR	1,075,000	1,248,541
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		590,000	595,900
5.75% 1/26/21 (Reg. S)		600,000	606,000
6.75% 8/6/23 (b)		360,000	377,550
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	319,958
Pacific Gas & Electric Co.:
3.75% 8/15/42 (c)		405,000	366,525
3.95% 12/1/47 (c)		1,865,000	1,676,169
4% 12/1/46 (c)		115,000	104,363
4.25% 3/15/46 (c)		125,000	118,438
4.3% 3/15/45 (c)		315,000	301,613
6.05% 3/1/34 (c)		4,235,000	4,711,438
Pampa Holding SA 7.5% 1/24/27 (b)		195,000	180,960
Vistra Operations Co. LLC:
5% 7/31/27 (b)		1,220,000	1,261,901
5.5% 9/1/26 (b)		820,000	866,125
5.625% 2/15/27 (b)		1,495,000	1,582,831
			14,318,312
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	222,603
8% 3/1/32		335,000	468,579
			691,182
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP:
4.25% 7/15/24 (b)		650,000	652,844
4.25% 9/15/24 (b)		415,000	417,200
4.5% 9/15/27 (b)		290,000	286,375
NRG Energy, Inc.:
5.75% 1/15/28		1,740,000	1,866,150
6.625% 1/15/27		1,345,000	1,461,006
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		295,000	299,425
Talen Energy Supply LLC:
6.625% 1/15/28 (b)(f)		645,000	640,969
7.25% 5/15/27 (b)		1,635,000	1,675,875
10.5% 1/15/26 (b)		60,000	59,850
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		320,000	320,400
5% 1/31/28 (b)		320,000	321,200
6.625% 6/15/25 (b)(d)		418,000	438,900
The AES Corp. 4.5% 3/15/23		260,000	267,150
			8,707,344
Multi-Utilities - 0.0%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	300,000	532,296
TOTAL UTILITIES			24,249,134

TOTAL NONCONVERTIBLE BONDS			498,425,488

TOTAL CORPORATE BONDS
(Cost $490,264,879)			499,785,329

U.S. Government and Government Agency Obligations - 16.2%
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$167,577
5.375% 4/1/56		302,000	445,687

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			613,264

U.S. Treasury Obligations - 15.9%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.4% 7/5/19 to 9/19/19		230,000	229,555
U.S. Treasury Bonds:
2.5% 2/15/45		17,604,000	17,517,355
2.875% 5/15/49		1,000,000	1,071,641
3% 2/15/48		2,047,000	2,239,146
3% 2/15/49		18,291,000	20,060,083
4.75% 2/15/37 (h)(i)		8,126,000	11,118,336
6.25% 8/15/23 (h)		2,249,000	2,648,812
U.S. Treasury Notes:
1.375% 4/30/20		2,787,000	2,772,085
1.375% 8/31/23		500,000	492,539
1.5% 10/31/19		3,630,000	3,622,627
1.5% 7/15/20		1,668,000	1,660,312
1.625% 7/31/20		1,500,000	1,494,844
1.625% 8/31/22		4,833,000	4,816,009
1.625% 5/31/23		760,000	756,734
2% 9/30/20		3,047,000	3,051,047
2% 8/15/25		768,000	774,960
2% 11/15/26		7,254,000	7,304,721
2.125% 12/31/22		553,000	560,366
2.125% 3/31/24		5,843,000	5,937,721
2.125% 7/31/24		9,671,000	9,830,043
2.125% 5/15/25		1,911,000	1,942,203
2.25% 2/29/20		1,000,000	1,001,289
2.25% 3/31/21		800,000	806,063
2.25% 4/30/21		1,350,000	1,361,074
2.25% 7/31/21		1,379,000	1,392,305
2.25% 4/30/24		3,531,000	3,609,482
2.25% 12/31/24		8,414,000	8,608,245
2.25% 3/31/26		3,329,000	3,408,974
2.375% 4/15/21		9,090,000	9,180,545
2.5% 12/31/20		15,611,000	15,759,792
2.5% 1/31/21		2,753,000	2,781,390
2.5% 2/28/21		5,080,000	5,135,563
2.5% 1/15/22		27,856,000	28,373,872
2.5% 1/31/24		630,000	650,401
2.5% 2/28/26		8,215,000	8,539,428
2.625% 8/31/20		5,000,000	5,040,430
2.625% 12/31/23		8,827,000	9,155,254
2.625% 2/15/29		8,172,000	8,612,841
2.75% 9/30/20		9,640,000	9,740,166
2.75% 8/15/21		4,150,000	4,234,621
2.75% 6/30/25		6,174,000	6,493,794
2.875% 11/30/25		3,892,000	4,131,145
3.125% 11/15/28		1,580,000	1,732,075

TOTAL U.S. TREASURY OBLIGATIONS			239,649,888

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.7685% 12/7/20 (NCUA Guaranteed) (d)(g)		77,200	77,069
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.8685% 1/8/20 (NCUA Guaranteed) (d)(g)		108,489	108,523
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,489,613

TOTAL OTHER GOVERNMENT RELATED			3,675,205

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $235,220,897)			243,938,357

U.S. Government Agency - Mortgage Securities - 5.8%
Fannie Mae - 2.8%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (d)(g)		768	796
12 month U.S. LIBOR + 1.495% 4.51% 1/1/35 (d)(g)		3,469	3,612
12 month U.S. LIBOR + 1.553% 4.337% 6/1/36 (d)(g)		749	783
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (d)(g)		1,419	1,486
12 month U.S. LIBOR + 1.617% 4.583% 3/1/33 (d)(g)		2,397	2,500
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (d)(g)		2,712	2,861
12 month U.S. LIBOR + 1.666% 4.564% 11/1/36 (d)(g)		1,018	1,066
12 month U.S. LIBOR + 1.719% 4.572% 6/1/42 (d)(g)		11,935	12,350
12 month U.S. LIBOR + 1.745% 4.755% 7/1/35 (d)(g)		7,087	7,424
12 month U.S. LIBOR + 1.760% 4.84% 2/1/37 (d)(g)		10,728	11,256
12 month U.S. LIBOR + 1.800% 4.554% 7/1/41 (d)(g)		12,587	13,170
12 month U.S. LIBOR + 1.800% 4.787% 1/1/42 (d)(g)		33,357	34,701
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (d)(g)		4,456	4,652
12 month U.S. LIBOR + 1.818% 4.586% 7/1/41 (d)(g)		7,117	7,433
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (d)(g)		33,667	35,144
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (d)(g)		5,255	5,499
12 month U.S. LIBOR + 1.851% 4.58% 5/1/36 (d)(g)		483	508
12 month U.S. LIBOR + 1.885% 4.928% 4/1/36 (d)(g)		7,663	8,066
12 month U.S. LIBOR + 2.176% 4.81% 8/1/35 (d)(g)		3,922	4,135
6 month U.S. LIBOR + 1.550% 4.271% 11/1/35 (d)(g)		4,569	4,739
6 month U.S. LIBOR + 1.550% 4.365% 9/1/33 (d)(g)		9,858	10,206
2.5% 7/1/34 (f)		300,000	301,952
2.5% 7/1/34 (f)		400,000	402,602
3% 3/1/30 to 7/1/33		7,928,997	8,103,404
3% 7/1/34 (f)		900,000	917,416
3% 7/1/49 (f)		11,200,000	11,292,728
3% 7/1/49 (f)		11,200,000	11,292,728
3.5% 7/1/32 to 2/1/57		2,015,332	2,091,630
3.5% 7/1/49 (f)		2,050,000	2,095,683
3.5% 7/1/49 (f)		2,050,000	2,095,683
4.5% 11/1/25		120,428	124,976
5.5% 12/1/39 to 5/1/44		1,957,425	2,133,034
6% 1/1/34 to 6/1/36		227,657	258,589
6.5% 5/1/26 to 8/1/36		223,507	254,224

TOTAL FANNIE MAE			41,537,036

Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (d)(g)		2,173	2,247
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (d)(g)		1,539	1,607
12 month U.S. LIBOR + 1.665% 4.79% 7/1/36 (d)(g)		124,110	129,754
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (d)(g)		71,241	73,967
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (d)(g)		1,964	2,061
12 month U.S. LIBOR + 1.877% 4.787% 4/1/41 (d)(g)		5,053	5,263
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (d)(g)		5,777	6,036
12 month U.S. LIBOR + 1.880% 4.712% 10/1/41 (d)(g)		57,564	59,841
12 month U.S. LIBOR + 1.884% 4.681% 10/1/42 (d)(g)		42,785	44,511
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (d)(g)		5,635	5,877
12 month U.S. LIBOR + 1.910% 4.721% 6/1/41 (d)(g)		10,910	11,391
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (d)(g)		8,118	8,542
12 month U.S. LIBOR + 1.910% 4.806% 5/1/41 (d)(g)		12,661	13,201
12 month U.S. LIBOR + 2.045% 4.811% 7/1/36 (d)(g)		3,097	3,248
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (d)(g)		1,964	2,029
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (d)(g)		1,990	2,067
6 month U.S. LIBOR + 1.685% 4.424% 1/1/37 (d)(g)		10,027	10,444
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (d)(g)		2,762	2,880
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (d)(g)		738	772
6 month U.S. LIBOR + 1.843% 4.609% 10/1/36 (d)(g)		7,798	8,153
6 month U.S. LIBOR + 1.912% 4.684% 10/1/35 (d)(g)		4,866	5,086
6 month U.S. LIBOR + 2.010% 4.635% 5/1/37 (d)(g)		2,764	2,894
6 month U.S. LIBOR + 2.010% 4.708% 5/1/37 (d)(g)		4,838	5,064
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (d)(g)		1,430	1,498
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (d)(g)		2,144	2,245
6 month U.S. LIBOR + 2.275% 5.006% 10/1/35 (d)(g)		570	594
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.578% 6/1/33 (d)(g)		7,002	7,363
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.773% 7/1/35 (d)(g)		4,450	4,685
2.5% 12/1/32 to 3/1/33		492,022	496,331
3% 4/1/33 to 11/1/33		1,930,201	1,980,074
3.5% 7/1/32		374,669	389,154
6% 1/1/24		35,201	36,976
6.5% 9/1/21 to 3/1/22		5,079	5,264

TOTAL FREDDIE MAC			3,331,119

Ginnie Mae - 2.8%
6% 6/15/36		192,694	219,712
3.5% 8/20/42 to 6/20/49		3,322,765	3,470,073
3.5% 7/1/49 (f)		2,350,000	2,427,213
3.5% 7/1/49 (f)		2,275,000	2,349,749
3.5% 7/1/49 (f)		650,000	671,357
3.5% 7/1/49 (f)		1,425,000	1,471,821
3.5% 7/1/49 (f)		2,275,000	2,349,749
3.5% 7/1/49 (f)		650,000	671,357
3.5% 7/1/49 (f)		3,025,000	3,124,391
3.5% 7/1/49 (f)		750,000	774,642
3.5% 7/1/49 (f)		600,000	619,714
3.5% 7/1/49 (f)		400,000	413,143
4% 3/20/47		1,506,902	1,574,550
4% 7/1/49 (f)		4,750,000	4,924,192
4% 7/1/49 (f)		6,675,000	6,919,786
4% 7/1/49 (f)		7,150,000	7,412,205
4% 7/1/49 (f)		1,325,000	1,373,590
4% 7/1/49 (f)		150,000	155,501
4% 7/1/49 (f)		1,325,000	1,373,590
4.513% 2/20/62 (d)(j)		32,580	32,939
4.555% 8/20/61 (d)(j)		699	698
4.575% 2/20/62 (d)(j)		10,521	10,552
4.872% 1/20/62 (d)(j)		43,360	43,856
5.47% 8/20/59 (d)(j)		406	443

TOTAL GINNIE MAE			42,384,823

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $86,454,618)			87,252,978

Asset-Backed Securities - 0.1%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.6724% 6/28/23 (b)(d)(g)		$1,123,105	$1,116,379
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.6906% 5/28/30 (d)(g)		10,620	10,616
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.6806% 2/25/32 (d)(g)		13,901	13,896
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7044% 7/26/66 (b)(d)(g)		162,572	162,537
Class A2, 1 month U.S. LIBOR + 0.600% 3.0044% 7/26/66 (b)(d)(g)		647,000	648,391
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.5944% 3/25/67 (b)(d)(g)		97,303	97,294
TOTAL ASSET-BACKED SECURITIES
(Cost $2,049,348)			2,049,113

Collateralized Mortgage Obligations - 2.4%
U.S. Government Agency - 2.4%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.3344% 6/25/36 (d)(g)		197,498	200,065
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		10,264	11,214
Series 2005-19 Class PA, 5.5% 7/25/34		17,719	17,869
Series 2005-64 Class PX, 5.5% 6/25/35		42,011	44,592
Series 2005-68 Class CZ, 5.5% 8/25/35		264,757	297,151
Series 2010-118 Class PB, 4.5% 10/25/40		174,579	187,423
Series 2012-149:
Class DA, 1.75% 1/25/43		80,686	79,388
Class GA, 1.75% 6/25/42		83,226	81,832
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		30,999	32,178
Series 2004-52 Class KZ, 5.5% 7/25/34		471,253	525,772
Series 2004-91 Class Z, 5% 12/25/34		166,294	181,834
Series 2005-117 Class JN, 4.5% 1/25/36		15,837	16,938
Series 2005-14 Class ZB, 5% 3/25/35		69,095	75,574
Series 2006-72 Class CY, 6% 8/25/26		27,331	29,155
Series 2009-59 Class HB, 5% 8/25/39		98,783	108,036
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		1,212	8
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		876	2
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		79,248	6,158
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.3244% 3/25/36 (d)(g)		124,745	127,197
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		9,905	203
Series 2011-67 Class AI, 4% 7/25/26 (k)		24,869	1,859
Series 2012-27 Class EZ, 4.25% 3/25/42		403,522	439,869
Series 2016-26 Class CG, 3% 5/25/46		627,860	637,334
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.2943% 2/15/33 (d)(g)		59,762	60,689
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.7943% 3/15/34 (d)(g)		82,684	82,652
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		1,218	1,331
Series 2996 Class MK, 5.5% 6/15/35		2,460	2,659
Series 3415 Class PC, 5% 12/15/37		27,225	29,627
Series 3857 Class ZP, 5% 5/15/41		191,590	229,412
Series 4135 Class AB, 1.75% 6/15/42		62,245	61,267
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		376,952	423,101
Series 2303 Class ZV, 6% 4/15/31		3,386	3,713
Series 2877 Class ZD, 5% 10/15/34		206,589	226,003
Series 3745 Class KV, 4.5% 12/15/26		316,997	335,608
Series 3843 Class PZ, 5% 4/15/41		168,433	198,045
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		203,273	210,602
Series 4341 Class ML, 3.5% 11/15/31		342,998	358,339
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-4 Class MA, 3.5% 3/25/58		2,820,003	2,920,217
Series 2019-2 Class MA, 3.5% 8/25/58		2,495,989	2,588,249
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.8829% 7/20/37 (d)(g)		41,868	42,002
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.8629% 1/20/38 (d)(g)		10,764	10,798
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.2429% 8/20/38 (d)(g)		72,314	73,341
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.2829% 9/20/38 (d)(g)		58,398	59,588
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.9943% 11/16/39 (d)(g)		45,469	45,759
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9243% 12/16/39 (d)(g)		35,455	35,636
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.7581% 7/20/60 (d)(g)(j)		322,112	320,729
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.7671% 9/20/60 (d)(g)(j)		388,453	386,613
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.7671% 8/20/60 (d)(g)(j)		429,039	427,055
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8471% 12/20/60 (d)(g)(j)		187,810	187,288
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.9671% 12/20/60 (d)(g)(j)		236,306	236,414
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.9671% 2/20/61 (d)(g)(j)		419,987	420,167
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9571% 2/20/61 (d)(g)(j)		588,527	588,678
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.9671% 4/20/61 (d)(g)(j)		189,207	189,293
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.9671% 5/20/61 (d)(g)(j)		241,323	241,443
Class FC, 1 month U.S. LIBOR + 0.500% 2.9671% 5/20/61 (d)(g)(j)		216,440	216,541
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.9971% 6/20/61 (d)(g)(j)		266,052	266,346
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0671% 10/20/61 (d)(g)(j)		299,655	300,484
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1671% 11/20/61 (d)(g)(j)		268,860	270,245
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1671% 1/20/62 (d)(g)(j)		174,915	175,775
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.0971% 1/20/62 (d)(g)(j)		254,982	255,881
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.0971% 3/20/62 (d)(g)(j)		155,110	155,315
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1171% 5/20/61 (d)(g)(j)		9,402	9,425
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 3.0671% 8/20/63 (d)(g)(j)		158,740	159,074
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.9671% 6/20/64 (d)(g)(j)		1,295,001	1,295,619
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7471% 5/20/63 (d)(g)(j)		92,256	92,163
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6671% 4/20/63 (d)(g)(j)		84,854	84,686
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.8671% 12/20/62 (d)(g)(j)		77,602	77,566
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.6329% 10/20/47 (d)(g)		414,062	406,826
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.6829% 5/20/48 (d)(g)		515,633	509,408
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.6829% 6/20/48 (d)(g)		589,880	581,652
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	707,634
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		53,859	4,911
Series 2017-134 Class BA, 2.5% 11/20/46		82,422	82,918
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	501,674
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		96,315	95,726
Series 2013-H26 Class HA, 3.5% 9/20/63 (j)		587,485	592,489
Series 2014-H04 Class HA, 2.75% 2/20/64 (j)		1,354,158	1,364,828
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		250,281	251,170
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.9671% 9/20/62 (d)(g)(j)		391,829	391,910
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1171% 11/20/65 (d)(g)(j)		48,268	48,318
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)		1,557,134	1,619,827
Series 2004-22 Class M1, 5.5% 4/20/34		52,866	67,019
Series 2010-169 Class Z, 4.5% 12/20/40		422,538	462,422
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		201,944	202,969
Series 2010-H16 Class BA, 3.55% 7/20/60 (j)		617,548	619,431
Series 2010-H17 Class XP, 5.293% 7/20/60 (d)(j)		170,923	171,714
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(j)		159,199	160,123
Series 2010-H22 Class LA, 3.75% 10/20/60 (j)		257,625	258,089
Series 2010-H28 Class KA, 3.75% 12/20/60 (j)		584,612	586,696
Series 2012-64 Class KI, 3.5% 11/20/36 (k)		37,260	1,657
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4895% 4/20/39 (d)(l)		141,623	145,534
Class ST, 8.800% - 1 month U.S. LIBOR 5.6228% 8/20/39 (d)(l)		482,716	500,123
Series 2013-H01 Class FA, 1.65% 1/20/63 (j)		576,551	572,673
Series 2013-H07 Class JA, 1.75% 3/20/63 (j)		952,318	946,782
Series 2013-H08 Class MA, 3% 3/20/63 (j)		1,225,733	1,228,041
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		438,600	438,004
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		566,985	565,983
Class JA, 2.5% 6/20/65 (j)		100,304	100,166
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(j)		879,015	874,473
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.93% 5/20/66 (d)(g)(j)		965,498	970,275
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.78% 8/20/66 (d)(g)(j)		1,144,822	1,147,484
Series 2090-118 Class XZ, 5% 12/20/39		843,375	957,663
TOTAL U.S. GOVERNMENT AGENCY
(Cost $35,341,118)			35,593,701

Commercial Mortgage Securities - 0.3%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		771,932	788,890
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		250,069	254,852
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		1,600,000	1,618,615
Series K006 Class A2, 4.251% 1/25/20		960,023	963,605
Series K712 Class A2, 1.869% 11/25/19		817,894	815,462
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,425,171)			4,441,424

Foreign Government and Government Agency Obligations - 16.9%
Angola Republic 9.5% 11/12/25 (b)		100,000	114,500
Arab Republic of Egypt:
yield at date of purchase 17.2005% 7/30/19	EGP	4,100,000	243,060
5.577% 2/21/23 (b)		230,000	233,738
5.875% 6/11/25 (b)		100,000	101,875
6.125% 1/31/22 (b)		3,125,000	3,230,469
6.2004% 3/1/24 (b)		255,000	264,881
7.5% 1/31/27 (b)		1,915,000	2,041,869
7.6003% 3/1/29 (b)		255,000	269,025
7.903% 2/21/48 (b)		335,000	338,350
8.5% 1/31/47 (b)		685,000	725,244
8.7002% 3/1/49 (b)		100,000	107,250
Argentine Republic:
5.625% 1/26/22		2,440,000	2,055,700
6.875% 4/22/21		3,995,000	3,505,613
7.5% 4/22/26		4,995,000	4,183,313
8.75% 5/7/24		187,515	131,431
Australian Commonwealth:
2.25% 11/21/22	AUD	2,225,000	1,628,617
3% 3/21/47	AUD	7,900,000	6,813,714
Azerbaijan Republic 4.75% 3/18/24 (b)		245,000	257,740
Bahamian Republic 6% 11/21/28 (b)		180,000	191,700
Barbados Government:
7% 8/4/22 (b)(c)		215,000	139,589
7.25% 12/15/21 (b)(c)		35,000	22,724
Belarus Republic:
6.875% 2/28/23 (b)		945,000	1,015,875
7.625% 6/29/27 (b)		430,000	490,200
Belgian Kingdom:
0.9% 6/22/29 (b)	EUR	4,550,000	5,601,989
1.7% 6/22/50 (b)	EUR	2,050,000	2,743,465
Bermuda Government:
3.717% 1/25/27 (b)		210,000	213,413
4.75% 2/15/29 (b)		550,000	607,063
Brazilian Federative Republic:
5.625% 1/7/41		210,000	224,963
5.625% 2/21/47		300,000	320,250
8.25% 1/20/34		1,540,000	2,053,494
Buenos Aires Province:
9.95% 6/9/21 (b)		335,000	300,663
10.875% 1/26/21 (b)		833,333	790,625
10.875% 1/26/21 (Reg. S)		2,393,333	2,270,675
Buoni del Tesoro Poliennali 3.85% 9/1/49 (b)	EUR	2,850,000	3,745,091
Cameroon Republic 9.5% 11/19/25 (b)		960,000	1,041,000
Canadian Government 1.25% 11/1/19	CAD	13,450,000	10,255,195
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	372,500
8.95% 2/19/21 (b)		458,950	455,508
Colombian Republic 10.375% 1/28/33		145,000	227,197
Costa Rican Republic 4.25% 1/26/23 (b)		115,000	113,563
Danish Kingdom 1.75% 11/15/25	DKK	8,800,000	1,542,501
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		235,000	233,017
6.2% 5/11/27 (b)		100,000	94,875
6.25% 10/4/20 (b)		170,000	171,966
6.25% 7/27/21 (b)		120,000	121,575
6.85% 3/14/24 (b)		290,000	295,800
Dominican Republic:
5.95% 1/25/27 (b)		200,000	215,000
6% 7/19/28 (b)		290,000	312,747
6.4% 6/5/49 (b)		570,000	594,938
6.85% 1/27/45 (b)		190,000	207,813
6.875% 1/29/26 (b)		460,000	519,225
7.45% 4/30/44 (b)		590,000	683,663
Ecuador Republic:
8.875% 10/23/27 (b)		245,000	255,413
9.65% 12/13/26 (b)		200,000	216,938
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		225,000	225,281
6.375% 1/18/27 (b)		440,000	440,413
7.375% 12/1/19 (b)		860,000	868,600
7.75% 1/24/23 (b)		410,000	440,238
French Government:
0% 2/25/20	EUR	10,750,000	12,271,253
1.5% 5/25/50 (Reg. S) (b)	EUR	800,000	1,047,040
Georgia Republic 6.875% 4/12/21 (b)		125,000	131,875
German Federal Republic:
0% 3/13/20	EUR	1,400,000	1,599,502
0% 6/12/20	EUR	15,950,000	18,251,942
0% 4/5/24	EUR	3,100,000	3,637,987
0.25% 2/15/29	EUR	1,900,000	2,282,674
1.25% 8/15/48	EUR	2,900,000	4,208,411
Ghana Republic:
7.875% 8/7/23 (b)		395,000	428,081
7.875% 3/26/27 (b)		210,000	220,763
8.125% 1/18/26 (b)		100,000	107,750
Guatemalan Republic 4.9% 6/1/30 (b)		355,000	363,986
Hong Kong Government SAR 1.32% 12/23/19	HKD	1,700,000	217,080
Indonesian Republic:
6.75% 1/15/44 (b)		150,000	205,219
7.75% 1/17/38 (b)		690,000	997,050
8.125% 5/15/24	IDR	7,760,000,000	577,571
8.5% 10/12/35 (Reg. S)		700,000	1,052,188
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		440,000	443,025
8.25% 4/15/24 (b)		160,000	174,850
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,659,000	6,465,211
5.5% 12/4/23		1,628,000	1,871,475
Ivory Coast 5.75% 12/31/32		972,875	944,601
Japan Government:
0.1% 6/20/28	JPY	150,000,000	1,428,892
0.4% 3/20/56	JPY	675,500,000	6,249,385
0.9% 6/20/22	JPY	2,699,850,000	25,877,392
Jordanian Kingdom 3% 6/30/25		1,179,000	1,237,935
Kingdom of Norway 3.75% 5/25/21 (b)	NOK	5,500,000	674,669
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		445,000	456,793
4.375% 4/16/29 (b)		755,000	817,288
4.5% 10/26/46 (b)		250,000	254,125
5.25% 1/16/50 (b)		610,000	693,494
Lebanese Republic:
5.45% 11/28/19		1,355,000	1,343,144
5.8% 4/14/20		400,000	388,000
6.15% 6/19/20		215,000	207,475
6.375% 3/9/20		1,275,000	1,248,305
8.25% 4/12/21 (Reg.S)		105,000	99,028
Malaysian Government 3.955% 9/15/25	MYR	4,515,000	1,115,485
Mendoza Province 8.375% 5/19/24 (b)		30,000	25,106
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		1,200,000	1,303,200
5.25% 6/23/47 (b)		2,000,000	2,212,500
5.625% 4/4/42 (b)		400,000	468,696
7.25% 5/10/34	RUB	29,035,000	452,379
7.6% 7/20/22	RUB	69,970,000	1,120,837
8.15% 2/3/27	RUB	33,570,000	559,002
12.75% 6/24/28 (Reg. S)		65,000	107,250
Mongolian People's Republic 8.75% 3/9/24 (b)		350,000	396,375
Moroccan Kingdom 4.25% 12/11/22 (b)		720,000	752,400
New Zealand Government 6% 5/15/21	NZD	900,000	658,576
Papua New Guinea 8.375% 10/4/28 (b)		260,000	278,444
Peruvian Republic:
4% 3/7/27 (m)		570,000	570,703
5.4% 8/12/34(Reg. S) (b)	PEN	460,000	141,363
Philippine Republic 4.95% 1/15/21	PHP	30,525,000	599,628
Plurinational State of Bolivia 5.95% 8/22/23 (b)		100,000	107,531
Portuguese Republic 2.25% 4/18/34 (b)	EUR	2,500,000	3,397,473
Province of Santa Fe 7% 3/23/23 (b)		1,310,000	1,123,325
Provincia de Cordoba:
7.125% 6/10/21 (b)		2,590,000	2,230,638
7.45% 9/1/24 (b)		775,000	604,500
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		46,875	47,140
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,800,000	2,756,250
Republic of Kenya 6.875% 6/24/24 (b)		100,000	106,375
Republic of Nigeria:
, yield at date of purchase 13.6947% to 13.7447% 11/7/19 to 11/28/19	NGN	123,230,000	326,494
6.375% 7/12/23 (b)		200,000	211,875
6.5% 11/28/27 (b)		115,000	115,144
6.75% 1/28/21 (b)		90,000	93,825
7.625% 11/21/25 (b)		125,000	136,250
Republic of Paraguay 5.4% 3/30/50 (b)		185,000	206,159
Republic of Serbia 7.25% 9/28/21 (b)		235,000	257,325
Republic of Singapore 3.25% 9/1/20	SGD	4,500,000	3,387,404
Romanian Republic 5.125% 6/15/48 (b)		200,000	224,000
Rwanda Republic 6.625% 5/2/23 (b)		170,000	179,774
Spanish Kingdom:
1.4% 7/30/28 (Reg. S) (b)	EUR	1,100,000	1,371,306
2.7% 10/31/48 (b)	EUR	1,895,000	2,832,921
State of Qatar:
4% 3/14/29 (b)		1,470,000	1,586,681
4.5% 4/23/28 (b)		1,255,000	1,402,463
4.817% 3/14/49 (b)		860,000	984,700
5.103% 4/23/48 (b)		870,000	1,036,659
9.75% 6/15/30 (b)		375,000	607,031
Sultanate of Oman:
3.875% 3/8/22 (b)		735,000	721,219
4.125% 1/17/23 (b)		110,000	106,563
6.75% 1/17/48 (b)		320,000	281,600
Sweden Kingdom 5% 12/1/20	SEK	24,400,000	2,837,881
Switzerland Confederation 2.25% 7/6/20(Reg. S)	CHF	3,200,000	3,381,995
Turkish Republic:
5.125% 3/25/22		2,325,000	2,291,578
5.625% 3/30/21		1,990,000	2,021,094
5.75% 5/11/47		140,000	117,775
6.25% 9/26/22		3,605,000	3,636,544
7.25% 12/23/23		775,000	801,156
7.375% 2/5/25		330,000	340,622
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		385,000	376,819
Ukraine Government:
1.471% 9/29/21		1,600,000	1,587,929
7.75% 9/1/19 (b)		910,000	915,915
7.75% 9/1/20 (b)		2,640,000	2,727,450
7.75% 9/1/21 (b)		3,908,000	4,085,814
7.75% 9/1/22 (b)		1,951,000	2,063,183
7.75% 9/1/24 (b)		290,000	302,905
7.75% 9/1/26 (b)		325,000	335,400
7.75% 9/1/27 (b)		355,000	366,205
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	2,000,000	2,541,272
4.25% 12/7/27	GBP	7,500,000	12,264,936
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	2,050,000	3,591,283
United Mexican States:
5.75% 10/12/10		805,000	879,463
6.05% 1/11/40		890,000	1,061,770
6.5% 6/9/22	MXN	14,060,000	715,238
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(n)		1,251	1,251
9.25% 9/15/27 (c)		2,395,000	479,000
11.95% 8/5/31 (Reg. S) (c)		1,090,000	218,000
12.75% 8/23/22 (c)		190,000	38,000
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (d)(g)		75,000	74,697
5.5% 3/12/28		2,021,000	2,003,316
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $247,265,604)			254,621,653

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR	35,500,000	505,495
International Finance Corp. 6.3% 11/25/24	INR	8,000,000	113,972
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $662,295)			619,467
		Shares	Value

Common Stocks - 4.8%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (o)		2,300	2,490,440
Facebook, Inc. Class A (o)		6,000	1,158,000
			3,648,440
Media - 0.3%
Altice U.S.A., Inc. Class A		56,000	1,363,600
Comcast Corp. Class A		30,300	1,281,084
Discovery Communications, Inc. Class A (o)		18,800	577,160
iHeartMedia, Inc. (o)		753	11,333
iHeartMedia, Inc. warrants 5/1/39 (o)		5,655	85,104
Nexstar Broadcasting Group, Inc. Class A		5,000	505,000
Sinclair Broadcast Group, Inc. Class A		12,800	686,464
			4,509,745
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (o)		30,200	2,239,028

TOTAL COMMUNICATION SERVICES			10,397,213

CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (e)(o)		1,921	8,606
Exide Technologies (e)(p)		34,163	280,335
Exide Technologies (e)(o)		2,115	2,115
Exide Technologies (e)(o)		7,052	4,936
UC Holdings, Inc. (e)(o)		33,750	636,188
			932,180
Hotels, Restaurants & Leisure - 0.2%
Boyd Gaming Corp.		50,200	1,352,388
Eldorado Resorts, Inc. (o)		7,600	350,132
Penn National Gaming, Inc. (o)		27,600	531,576
Red Rock Resorts, Inc.		31,200	670,176
Royal Caribbean Cruises Ltd.		6,000	727,260
Studio City International Holdings Ltd. ADR		11,100	220,002
			3,851,534
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (o)		22,300	3,778,735
Amazon.com, Inc. (o)		700	1,325,541
			5,104,276

TOTAL CONSUMER DISCRETIONARY			9,887,990

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (e)(o)		9,431	324,992
Food Products - 0.2%
Darling International, Inc. (o)		40,100	797,589
JBS SA		288,600	1,594,836
Reddy Ice Holdings, Inc. (o)		5,683	284
			2,392,709

TOTAL CONSUMER STAPLES			2,717,701

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (o)		6,562	14,765
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. Class A (o)		5,029	23,687
Goodrich Petroleum Corp. (o)		4,211	54,701
Harvest Oil & Gas Corp. (o)		13,350	178,223
MEG Energy Corp. (o)		77,100	295,553
Parsley Energy, Inc. Class A (o)		23,000	437,230
Ultra Petroleum Corp. warrants 7/14/25 (o)		10,710	0
VNR Finance Corp. (o)		4,091	40
VNR Finance Corp. (b)(o)		19,701	193
			989,627

TOTAL ENERGY			1,004,392

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		36,200	1,049,800
JPMorgan Chase & Co.		10,000	1,118,000
			2,167,800
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (e)(o)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.		21,400	723,534

TOTAL FINANCIALS			2,891,337

HEALTH CARE - 0.4%
Biotechnology - 0.0%
Alexion Pharmaceuticals, Inc. (o)		5,800	759,684
Health Care Providers & Services - 0.2%
Cigna Corp.		4,400	693,220
Humana, Inc.		3,200	848,960
Rotech Healthcare, Inc. (e)(o)		6,069	62,875
UnitedHealth Group, Inc.		4,100	1,000,441
			2,605,496
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (o)		13,900	2,236,510
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (o)		6,500	926,640

TOTAL HEALTH CARE			6,528,330

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
TransDigm Group, Inc. (o)		2,100	1,015,980
Airlines - 0.2%
Air Canada (o)		106,500	3,227,815
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	868
Machinery - 0.1%
Allison Transmission Holdings, Inc.		12,900	597,915
Ingersoll-Rand PLC		7,300	924,691
			1,522,606
Marine - 0.0%
U.S. Shipping Partners Corp. (e)(o)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)(o)		6,028	0
			0
Road & Rail - 0.0%
Lyft, Inc.		100	6,571
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		15,200	628,368
HD Supply Holdings, Inc. (o)		37,300	1,502,444
Penhall Acquisition Co.:
Class A (e)(o)		321	27,008
Class B (e)(o)		107	9,003
United Rentals, Inc. (o)		14,763	1,958,017
			4,124,840
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (e)(o)(p)		16,755	19
Class A2 (e)(o)(p)		16,755	19
Class A3 (e)(o)(p)		16,755	19
Class A4 (e)(o)(p)		16,755	19
Class A5 (e)(o)(p)		16,755	19
Class A6 (e)(o)(p)		16,755	19
Class A7 (e)(o)(p)		16,755	19
Class A8 (e)(o)(p)		16,755	19
Class A9 (e)(o)(p)		16,755	19
			171

TOTAL INDUSTRIALS			9,898,851

INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 0.1%
CDW Corp.		8,600	954,600
Dell Technologies, Inc. (o)		9,700	492,760
Zebra Technologies Corp. Class A (o)		4,200	879,858
			2,327,218
IT Services - 0.8%
EPAM Systems, Inc. (o)		8,700	1,505,970
First Data Corp. Class A (o)		50,900	1,377,863
Global Payments, Inc.		14,600	2,337,898
MasterCard, Inc. Class A		8,900	2,354,317
PayPal Holdings, Inc. (o)		19,200	2,197,632
Visa, Inc. Class A		11,600	2,013,180
			11,786,860
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.		4,600	864,064
Microchip Technology, Inc. (q)		20,900	1,812,030
ON Semiconductor Corp. (o)		66,400	1,341,944
			4,018,038
Software - 0.4%
Adobe, Inc. (o)		7,700	2,268,805
Microsoft Corp.		11,700	1,567,332
SS&C Technologies Holdings, Inc.		29,700	1,711,017
VMware, Inc. Class A		3,800	635,398
			6,182,552

TOTAL INFORMATION TECHNOLOGY			24,314,668

MATERIALS - 0.0%
Chemicals - 0.0%
Hexion U.S. Finance Corp. (e)(f)		1,612	23,239
Olin Corp.		5,100	111,741
The Chemours Co. LLC		25,600	614,400
			749,380
Metals & Mining - 0.0%
Aleris Corp. (e)(o)		2,037	0
Algoma Steel GP (e)		10,220	204
Algoma Steel SCA (e)		10,220	1,635
Elah Holdings, Inc. (o)		14	764
			2,603

TOTAL MATERIALS			751,983

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp.		8,800	1,147,080
UTILITIES - 0.2%
Electric Utilities - 0.1%
Portland General Electric Co.		140	7,584
Vistra Energy Corp.		85,300	1,931,192
			1,938,776
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.		27,900	979,848

TOTAL UTILITIES			2,918,624

TOTAL COMMON STOCKS
(Cost $57,260,473)			72,458,169

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (e)(o)		2,286	19,820
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (e)(o)(p)		8,042,141	2,716
TOTAL PREFERRED STOCKS
(Cost $303,071)			22,536
		Principal Amount(a)	Value

Bank Loan Obligations - 2.3%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
CSC Holdings LLC Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3943% 4/6/27 (d)(g)		950,000	950,238
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5/1/26 (g)(r)		158,531	158,680
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 6/19/26 (g)(r)		240,000	239,100
			1,348,018
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 8/22/25 (d)(g)		305,000	301,950
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.5412% 3/18/27 (d)(g)		1,260,000	1,203,300
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9185% 2/5/26 (d)(g)		955,000	955,000

TOTAL CONSUMER DISCRETIONARY			2,460,250

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 11/3/25 (d)(g)		290,000	275,259
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (d)(e)		73,171	73,720
			348,979
Oil, Gas & Consumable Fuels - 0.8%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6524% 6/22/24 (d)(g)		450,800	427,133
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7774% 12/31/21 (d)(g)		5,345,000	5,414,485
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1524% 12/31/22 (d)(g)		4,000,000	3,817,160
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.41% 3/1/26 (d)(g)		1,900,000	1,866,161
			11,524,939

TOTAL ENERGY			11,873,918

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 2/27/26 (d)(e)(g)		159,600	159,600
Diversified Financial Services - 0.1%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9036% 11/16/25 (d)(g)		1,487,525	1,477,692
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5864% 4/25/25 (d)(g)		272,250	265,226

TOTAL FINANCIALS			1,902,518

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0448% 2/11/26 (d)(g)		1,261,838	1,257,636
Health Care Providers & Services - 0.1%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6/13/26 (g)(r)		1,950,000	1,911,312
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4116% 6/1/25 (d)(g)		108,864	108,797

TOTAL HEALTH CARE			3,277,745

INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (d)(g)		65,035	65,267
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (d)(g)		34,965	35,090
			100,357
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.59% 9/27/24 (d)(g)		153,838	151,859

TOTAL INDUSTRIALS			252,216

INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.1524% 9/29/24 (d)(g)		238,035	237,551
3 month U.S. LIBOR + 8.500% 10.9024% 9/29/25 (d)(g)		1,264,375	1,277,019
			1,514,570
IT Services - 0.1%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1606% 10/11/26 (d)(g)		1,142,513	1,119,663
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1606% 10/11/25 (d)(g)		545,205	537,027
			1,656,690
Software - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6524% 6/13/25 (d)(g)		2,374,344	2,351,099
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9024% 6/13/24 (d)(g)		717,935	698,594
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5799% 10/2/25 (d)(g)		1,870,600	1,768,297
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4024% 10/31/24 (d)(g)		867,941	863,602
3 month U.S. LIBOR + 8.000% 10.4024% 10/31/25 (d)(g)		676,000	669,240
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.829% 11/1/24 (d)(g)		1,090,000	1,124,749
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.67% 1/20/24 (d)(g)		166,384	165,760
3 month U.S. LIBOR + 9.000% 11.42% 1/20/25 (d)(g)		535,000	526,440
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0799% 4/8/26 (d)(g)		190,000	190,238
			8,358,019

TOTAL INFORMATION TECHNOLOGY			11,529,279

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.69% 6/29/25 (d)(g)		846,133	801,406
Metals & Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7717% 10/17/22 (d)(g)		1,220,491	810,101

TOTAL MATERIALS			1,611,507

TOTAL BANK LOAN OBLIGATIONS
(Cost $34,948,892)			34,255,451
		Shares	Value

Fixed-Income Funds - 9.6%
Fidelity Floating Rate Central Fund (s)		1,284,377	130,274,359
iShares JPMorgan USD Emerging Markets Bond ETF		129,947	14,721,696
TOTAL FIXED-INCOME FUNDS
(Cost $147,546,587)			144,996,055
		Principal Amount(a)	Value

Preferred Securities - 4.5%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA 8.5% (b)(d)(t)		445,000	471,942
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (t)		1,785,000	1,866,938
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (d)(t)		1,550,000	1,583,221
DCP Midstream Partners LP 7.375% (d)(t)		775,000	763,936
Energy Transfer Partners LP:
6.25% (d)(t)		3,540,000	3,374,853
6.625% (d)(t)		1,370,000	1,315,049
Summit Midstream Partners LP 9.5% (d)(t)		775,000	700,719
			7,737,778
FINANCIALS - 3.8%
Banks - 3.2%
Alfa Bond Issuance PLC 8% (Reg. S) (d)(t)		875,000	908,371
Banco Do Brasil SA:
6.25% (b)(d)(t)		475,000	458,327
9% (b)(d)(t)		815,000	896,049
Banco Mercantil del Norte SA 7.625% (b)(d)(t)		330,000	345,020
Bank of America Corp.:
5.125% (d)(t)		1,950,000	1,965,191
5.2% (d)(t)		3,067,000	3,110,742
5.7973% (d)(t)		1,985,000	1,983,343
5.875% (d)(t)		5,125,000	5,437,839
6.25% (d)(t)		1,410,000	1,564,410
Barclays PLC 7.75% (d)(t)		1,485,000	1,527,128
Citigroup, Inc.:
5.8% (d)(t)		1,130,000	1,141,196
5.9% (d)(t)		1,455,000	1,540,270
5.95% (d)(t)		2,675,000	2,857,845
6.25% (d)(t)		920,000	1,032,029
6.3% (d)(t)		270,000	282,635
Credit Agricole SA 7.875% (b)(d)(t)		420,000	463,105
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(t)		200,000	212,265
Huntington Bancshares, Inc. 5.7% (d)(t)		650,000	661,088
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		490,000	527,304
6.125% (b)(d)(t)		415,000	423,893
JPMorgan Chase & Co.:
5% (d)(t)		2,145,000	2,191,759
5.3% (d)(t)		865,000	882,607
6% (d)(t)		6,524,000	7,020,554
6.125% (d)(t)		850,000	916,279
6.75% (d)(t)		400,000	453,280
Royal Bank of Scotland Group PLC 8.625% (d)(t)		2,190,000	2,360,786
Tinkoff Credit Systems 9.25% (Reg. S) (d)(t)		805,000	837,671
Wells Fargo & Co.:
5.875% (d)(t)		2,600,000	2,832,982
5.9% (d)(t)		3,065,000	3,214,662
			48,048,630
Capital Markets - 0.5%
Goldman Sachs Group, Inc.:
5% (d)(t)		4,331,000	4,188,359
5.375% (d)(t)		1,665,000	1,686,803
6.4291% (d)(t)		1,701,000	1,714,419
			7,589,581
Insurance - 0.1%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (d)	EUR	1,300,000	1,676,945

TOTAL FINANCIALS			57,315,156

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(c)(t)		1,875,000	103,594
7.5% (Reg. S) (c)(t)		100,000	5,525
			109,119
TOTAL PREFERRED SECURITIES
(Cost $66,760,473)			67,500,933
		Shares	Value

Money Market Funds - 8.0%
Fidelity Cash Central Fund 2.42% (u)		119,459,320	119,483,212
Fidelity Securities Lending Cash Central Fund 2.42% (u)(v)		1,851,012	1,851,197
TOTAL MONEY MARKET FUNDS
(Cost $121,325,858)			121,334,409

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	1,700,000	$41,819
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.58% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,400,000	21,135
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	1,500,000	22,034
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000,000	123,917
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	20,690
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,800,000	25,481
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	27,379
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	4,300,000	43,755
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	63,269
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,900,000	26,831
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	6,097

TOTAL PUT OPTIONS			422,407

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.58% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,400,000	68,364
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	1,500,000	74,776
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	1,700,000	53,506
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	8,000,000	376,764
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	150,657
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	1,800,000	91,866
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	2,000,000	103,299
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	4,300,000	257,089
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	360,284
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,900,000	185,746
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	53,848

TOTAL CALL OPTIONS			1,776,199

TOTAL PURCHASED SWAPTIONS
(Cost $2,059,226)			2,198,606
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $1,531,888,510)			1,571,068,181
NET OTHER ASSETS (LIABILITIES) - (4.2)%			(63,568,338)
NET ASSETS - 100%			$1,507,499,843

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 7/1/34	$(900,000)	$(917,416)
3% 7/1/34	(4,700,000)	(4,790,949)
3% 7/1/49	(11,200,000)	(11,292,728)
3% 7/1/49	(11,200,000)	(11,292,728)
3% 7/1/49	(1,700,000)	(1,714,075)
3% 7/1/49	(1,800,000)	(1,814,903)
3.5% 7/1/49	(2,250,000)	(2,300,140)
3.5% 7/1/49	(2,050,000)	(2,095,683)
3.5% 7/1/49	(1,200,000)	(1,226,741)
3.5% 7/1/49	(2,025,000)	(2,070,126)
3.5% 7/1/49	(2,075,000)	(2,121,240)
4% 7/1/49	(3,275,000)	(3,384,557)
4% 7/1/49	(4,600,000)	(4,753,882)
4% 7/1/49	(4,925,000)	(5,089,754)

TOTAL FANNIE MAE		(54,864,922)

Ginnie Mae
3.5% 7/1/49	(5,300,000)	(5,474,140)
3.5% 7/1/49	(150,000)	(154,928)
3.5% 7/1/49	(1,250,000)	(1,291,071)
3.5% 7/1/49	(2,275,000)	(2,349,749)
3.5% 7/1/49	(650,000)	(671,357)
3.5% 7/1/49	(3,025,000)	(3,124,392)
3.5% 7/1/49	(750,000)	(774,642)
4% 7/1/49	(150,000)	(155,501)
4% 7/1/49	(1,325,000)	(1,373,590)
4% 7/1/49	(1,325,000)	(1,373,590)

TOTAL GINNIE MAE		(16,742,960)

TOTAL TBA SALE COMMITMENTS
(Proceeds $71,107,069)		$(71,607,882)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	9/3/19	1,500,000	$(9,200)
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	870,000	(12,120)
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	3,000,000	(11,121)
Option on an interest rate swap with Citibank N.A. to pay semi-annually a fixed rate of 1.935% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	9/5/19	200,000	(998)
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.265% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2026	8/13/19	2,000,000	(526)

TOTAL PUT SWAPTIONS			(33,965)

Call Swaptions
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	3,000,000	(38,980)
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	9/3/19	1,500,000	(14,724)
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/25/19	870,000	(9,195)
Option on an interest rate swap with Citibank N.A. to receive semi-annually a fixed rate of 1.935% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	9/5/19	200,000	(2,335)
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.265% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2026	8/13/19	2,000,000	(57,113)

TOTAL CALL SWAPTIONS			(122,347)

TOTAL WRITTEN SWAPTIONS			$(156,312)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	56	Sept. 2019	$7,166,250	$1,467	$1,467
CBOT 2-Year U.S. Treasury Note Contracts (United States)	112	Sept. 2019	24,100,125	65,881	65,881
CBOT 5-Year U.S. Treasury Note Contracts (United States)	176	Sept. 2019	20,795,500	152,263	152,264
CBOT Long Term U.S. Treasury Bond Contracts (United States)	18	Sept. 2019	2,800,688	75,195	75,195
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	24	Sept. 2019	3,315,000	33,320	33,320
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	27	Sept. 2019	4,794,188	148,862	148,862
TOTAL FUTURES CONTRACTS					$476,989

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Sep. 2029	$5,530,000	$(76,026)	$0	$(76,026)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EGP – Egyptian pound

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malyasian ringgit

NGN – Nigerian naira

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

PHP – Philippine peso

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,508,743 or 23.6% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Level 3 security

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $420,372.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $223,023.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (n) Quantity represents share amount.

 (o) Non-income producing

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $283,219 or 0.0% of net assets.

 (q) Security or a portion of the security is on loan at period end.

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Security is perpetual in nature with no stated maturity date.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,227,065
Fidelity Floating Rate Central Fund	3,813,827
Fidelity Securities Lending Cash Central Fund	428
Total	$5,041,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$121,211,148	$5,402,548	$--	$--	$3,660,663	$130,274,359	6.8%
Total	$121,211,148	$5,402,548	$--	$--	$3,660,663	$130,274,359

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,397,213	$10,312,109	$85,104	$--
Consumer Discretionary	9,887,990	8,955,810	--	932,180
Consumer Staples	2,737,521	2,392,709	--	344,812
Energy	1,004,392	1,004,392	--	--
Financials	2,891,337	2,891,334	--	3
Health Care	6,528,330	6,465,455	--	62,875
Industrials	9,901,567	9,862,669	--	38,898
Information Technology	24,314,668	24,314,668	--	--
Materials	751,983	726,905	--	25,078
Real Estate	1,147,080	1,147,080	--	--
Utilities	2,918,624	2,918,624	--	--
Corporate Bonds	499,785,329	--	499,082,688	702,641
U.S. Government and Government Agency Obligations	243,938,357	--	243,938,357	--
U.S. Government Agency - Mortgage Securities	87,252,978	--	87,252,978	--
Asset-Backed Securities	2,049,113	--	2,049,113	--
Collateralized Mortgage Obligations	35,593,701	--	35,593,701	--
Commercial Mortgage Securities	4,441,424	--	4,441,424	--
Foreign Government and Government Agency Obligations	254,621,653	--	254,620,402	1,251
Supranational Obligations	619,467	--	619,467	--
Bank Loan Obligations	34,255,451	--	34,022,131	233,320
Fixed-Income Funds	144,996,055	144,996,055	--	--
Preferred Securities	67,500,933	--	67,500,933	--
Money Market Funds	121,334,409	121,334,409	--	--
Purchased Swaptions	2,198,606	--	2,198,606	--
Total Investments in Securities:	$1,571,068,181	$337,322,219	$1,231,404,904	$2,341,058
Derivative Instruments:
Assets
Futures Contracts	$476,989	$476,989	$--	$--
Total Assets	$476,989	$476,989	$--	$--
Liabilities
Swaps	$(76,026)	$--	$(76,026)	$--
Written Swaptions	(156,312)	--	(156,312)	--
Total Liabilities	$(232,338)	$--	$(232,338)	$--
Total Derivative Instruments:	$244,651	$476,989	$(232,338)	$--
Other Financial Instruments:
TBA Sale Commitments	$(71,607,882)	$--	$(71,607,882)	$--
Total Other Financial Instruments:	$(71,607,882)	$--	$(71,607,882)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$476,989	$0
Purchased Swaptions(b)	2,198,606	0
Swaps(c)	0	(76,026)
Written Swaptions(d)	0	(156,312)
Total Value of Derivatives	$2,675,595	$(232,338)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in distributable earnings.

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.6%
Canada	2.8%
United Kingdom	2.5%
Japan	2.2%
Germany	2.1%
Luxembourg	2.1%
Argentina	1.7%
France	1.7%
Cayman Islands	1.5%
Mexico	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	12.5%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,803,360) — See accompanying schedule: Unaffiliated issuers (cost $1,277,030,471)	$1,319,459,413
Fidelity Central Funds (cost $254,858,039)	251,608,768
Total Investment in Securities (cost $1,531,888,510)		$1,571,068,181
Cash		1,010,219
Foreign currency held at value (cost $48,147)		47,942
Receivable for investments sold		3,853,645
Receivable for premium on written options		144,915
Receivable for TBA sale commitments		71,107,069
Receivable for fund shares sold		166,070
Dividends receivable		56,754
Interest receivable		13,024,805
Distributions receivable from Fidelity Central Funds		890,194
Receivable for daily variation margin on centrally cleared OTC swaps		4,385
Other receivables		2,869
Total assets		1,661,377,048
Liabilities
Payable for investments purchased
Regular delivery	$10,863,019
Delayed delivery	67,814,679
TBA sale commitments, at value	71,607,882
Payable for fund shares redeemed	551,091
Accrued management fee	695,858
Distribution and service plan fees payable	94,606
Payable for daily variation margin on futures contracts	4,203
Written options, at value (premium receivable $144,915)	156,312
Other affiliated payables	155,378
Other payables and accrued expenses	82,977
Collateral on securities loaned	1,851,200
Total liabilities		153,877,205
Net Assets		$1,507,499,843
Net Assets consist of:
Paid in capital		$1,441,292,372
Total distributable earnings (loss)		66,207,471
Net Assets		$1,507,499,843
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($85,654,237 ÷ 7,369,575 shares)		$11.62
Service Class:
Net Asset Value, offering price and redemption price per share ($1,850,896 ÷ 159,762 shares)		$11.59
Service Class 2:
Net Asset Value, offering price and redemption price per share ($453,477,764 ÷ 39,440,666 shares)		$11.50
Investor Class:
Net Asset Value, offering price and redemption price per share ($966,516,946 ÷ 83,454,212 shares)		$11.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$2,515,682
Interest		25,067,333
Income from Fidelity Central Funds (including $428 from security lending)		5,041,320
Total income		32,624,335
Expenses
Management fee	$4,025,391
Transfer agent fees	653,438
Distribution and service plan fees	533,691
Accounting and security lending fees	247,117
Custodian fees and expenses	32,418
Independent trustees' fees and expenses	2,627
Audit	59,989
Legal	3,192
Miscellaneous	6,083
Total expenses before reductions	5,563,946
Expense reductions	(11,107)
Total expenses after reductions		5,552,839
Net investment income (loss)		27,071,496
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,055,997)
Foreign currency transactions	89,115
Futures contracts	3,538,399
Swaps	56,279
Written options	1,000
Total net realized gain (loss)		1,628,796
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	81,005,240
Fidelity Central Funds	3,660,659
Assets and liabilities in foreign currencies	15,561
Futures contracts	(1,039,927)
Swaps	(104,114)
Written options	(11,397)
Delayed delivery commitments	(449,919)
Total change in net unrealized appreciation (depreciation)		83,076,103
Net gain (loss)		84,704,899
Net increase (decrease) in net assets resulting from operations		$111,776,395

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,071,496	$53,344,149
Net realized gain (loss)	1,628,796	(4,106,558)
Change in net unrealized appreciation (depreciation)	83,076,103	(88,720,311)
Net increase (decrease) in net assets resulting from operations	111,776,395	(39,482,720)
Distributions to shareholders	–	(55,455,091)
Share transactions - net increase (decrease)	6,208,889	(61,326,077)
Total increase (decrease) in net assets	117,985,284	(156,263,888)
Net Assets
Beginning of period	1,389,514,559	1,545,778,447
End of period	$1,507,499,843	$1,389,514,559

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Strategic Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.75	$11.50	$11.07	$10.60	$11.12	$11.20
Income from Investment Operations
Net investment income (loss)A	.216	.418	.399	.429	.413	.413
Net realized and unrealized gain (loss)	.654	(.716)	.462	.446	(.593)	(.010)
Total from investment operations	.870	(.298)	.861	.875	(.180)	.403
Distributions from net investment income	–	(.444)B	(.371)	(.405)	(.306)	(.350)
Distributions from net realized gain	–	(.008)B	(.060)	–	–	(.133)
Tax return of capital	–	–	–	–	(.034)	–
Total distributions	–	(.452)	(.431)	(.405)	(.340)	(.483)
Net asset value, end of period	$11.62	$10.75	$11.50	$11.07	$10.60	$11.12
Total ReturnC,D,E	8.09%	(2.57)%	7.79%	8.27%	(1.63)%	3.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.66%	.67%	.68%	.69%	.68%
Expenses net of fee waivers, if any	.68%H	.66%	.67%	.68%	.69%	.68%
Expenses net of all reductions	.68%H	.66%	.67%	.68%	.69%	.68%
Net investment income (loss)	3.86%H	3.66%	3.45%	3.84%	3.69%	3.56%
Supplemental Data
Net assets, end of period (000 omitted)	$85,654	$82,529	$96,952	$91,630	$91,714	$107,847
Portfolio turnover rateI	147%H	118%	124%	81%	92%	119%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$11.47	$11.05	$10.59	$11.11	$11.19
Income from Investment Operations
Net investment income (loss)A	.210	.406	.389	.417	.401	.401
Net realized and unrealized gain (loss)	.660	(.715)	.461	.444	(.592)	(.009)
Total from investment operations	.870	(.309)	.850	.861	(.191)	.392
Distributions from net investment income	–	(.433)B	(.370)	(.401)	(.295)	(.339)
Distributions from net realized gain	–	(.008)B	(.060)	–	–	(.133)
Tax return of capital	–	–	–	–	(.034)	–
Total distributions	–	(.441)	(.430)	(.401)	(.329)	(.472)
Net asset value, end of period	$11.59	$10.72	$11.47	$11.05	$10.59	$11.11
Total ReturnC,D,E	8.12%	(2.68)%	7.71%	8.14%	(1.73)%	3.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.76%	.77%	.78%	.79%	.78%
Expenses net of fee waivers, if any	.78%H	.76%	.77%	.78%	.79%	.78%
Expenses net of all reductions	.78%H	.76%	.77%	.78%	.79%	.78%
Net investment income (loss)	3.76%H	3.56%	3.35%	3.75%	3.59%	3.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,851	$1,745	$1,899	$526	$753	$831
Portfolio turnover rateI	147%H	118%	124%	81%	92%	119%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.65	$11.40	$10.98	$10.52	$11.05	$11.14
Income from Investment Operations
Net investment income (loss)A	.200	.385	.368	.398	.380	.380
Net realized and unrealized gain (loss)	.650	(.709)	.459	.444	(.593)	(.005)
Total from investment operations	.850	(.324)	.827	.842	(.213)	.375
Distributions from net investment income	–	(.418)B	(.347)	(.382)	(.283)	(.332)
Distributions from net realized gain	–	(.008)B	(.060)	–	–	(.133)
Tax return of capital	–	–	–	–	(.034)	–
Total distributions	–	(.426)	(.407)	(.382)	(.317)	(.465)
Net asset value, end of period	$11.50	$10.65	$11.40	$10.98	$10.52	$11.05
Total ReturnC,D,E	7.98%	(2.82)%	7.54%	8.02%	(1.94)%	3.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.91%	.92%	.93%	.94%	.93%
Expenses net of fee waivers, if any	.93%H	.91%	.92%	.93%	.94%	.93%
Expenses net of all reductions	.93%H	.91%	.92%	.93%	.94%	.93%
Net investment income (loss)	3.61%H	3.41%	3.20%	3.59%	3.44%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$453,478	$397,785	$374,227	$260,789	$185,925	$137,892
Portfolio turnover rateI	147%H	118%	124%	81%	92%	119%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$11.46	$11.03	$10.57	$11.09	$11.17
Income from Investment Operations
Net investment income (loss)A	.213	.413	.394	.424	.408	.408
Net realized and unrealized gain (loss)	.657	(.715)	.463	.438	(.591)	(.008)
Total from investment operations	.870	(.302)	.857	.862	(.183)	.400
Distributions from net investment income	–	(.440)B	(.367)	(.402)	(.303)	(.347)
Distributions from net realized gain	–	(.008)B	(.060)	–	–	(.133)
Tax return of capital	–	–	–	–	(.034)	–
Total distributions	–	(.448)	(.427)	(.402)	(.337)	(.480)
Net asset value, end of period	$11.58	$10.71	$11.46	$11.03	$10.57	$11.09
Total ReturnC,D,E	8.12%	(2.62)%	7.78%	8.17%	(1.66)%	3.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.70%	.71%	.72%	.72%	.71%
Expenses net of fee waivers, if any	.71%H	.70%	.71%	.72%	.72%	.71%
Expenses net of all reductions	.71%H	.70%	.71%	.72%	.72%	.71%
Net investment income (loss)	3.83%H	3.63%	3.41%	3.81%	3.65%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$966,517	$907,456	$1,072,701	$945,087	$907,266	$981,928
Portfolio turnover rateI	147%H	118%	124%	81%	92%	119%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, swaps, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$69,855,653
Gross unrealized depreciation	(27,244,484)
Net unrealized appreciation (depreciation)	$42,611,169
Tax cost	$1,528,345,765

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,332,373)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$3,538,399	$(1,039,927)
Purchased Options	1,595	226,712
Written Options	1,000	(11,397)
Swaps	56,279	(104,114)
Totals	$3,597,273	$(928,726)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fundwill realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $455,332,262 and $429,078,286, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management& Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$914
Service Class 2	532,777
$533,691

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .10% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$28,738
Service Class	621
Service Class 2	144,915
Investor Class	479,164
$653,438

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $412 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,042 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,186 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,423.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,498.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$–	$3,356,613
Service Class	–	69,600
Service Class 2	–	15,340,307
Investor Class	–	36,688,571
Total	$–	$55,455,091

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	334,727	592,997	$3,784,813	$6,794,755
Reinvestment of distributions	–	313,672	–	3,356,613
Shares redeemed	(642,316)	(1,659,111)	(7,221,346)	(18,937,825)
Net increase (decrease)	(307,589)	(752,442)	$(3,436,533)	$(8,786,457)
Service Class
Shares sold	7,886	17,757	$88,334	$202,094
Reinvestment of distributions	–	5,053	–	53,967
Shares redeemed	(10,914)	(25,591)	(122,987)	(291,279)
Net increase (decrease)	(3,028)	(2,781)	$(34,653)	$(35,218)
Service Class 2
Shares sold	3,824,778	7,905,416	$42,790,947	$89,561,267
Reinvestment of distributions	–	1,447,286	–	15,340,307
Shares redeemed	(1,745,463)	(4,825,862)	(19,383,056)	(54,454,958)
Net increase (decrease)	2,079,315	4,526,840	$23,407,891	$50,446,616
Investor Class
Shares sold	1,690,711	3,166,574	$19,111,129	$36,185,576
Reinvestment of distributions	–	3,438,162	–	36,688,571
Shares redeemed	(2,944,965)	(15,476,914)	(32,838,945)	(175,825,165)
Net increase (decrease)	(1,254,254)	(8,872,178)	$(13,727,816)	$(102,951,018)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 69% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs sought an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contended that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In May 2019, the parties reached a settlement that has been approved by the Bankruptcy Court. Under the terms of the settlement, the Fund will not be required to return any of the proceeds received in 2009, and will be entitled to recover a portion of legal costs incurred in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.68%
Actual		$1,000.00	$1,080.90	$3.51
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class	.78%
Actual		$1,000.00	$1,081.20	$4.02
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Service Class 2.93%
Actual		$1,000.00	$1,079.80	$4.80
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Investor Class	.71%
Actual		$1,000.00	$1,081.20	$3.66
Hypothetical-C		$1,000.00	$1,021.27	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

VIPSI-SANN-0819
1.803539.115

Fidelity® Variable Insurance Products: Target Volatility Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2019

% of fund's net assets
Fidelity Stock Selector All Cap Fund	28.3
Fidelity Total Bond Fund	20.8
Fidelity U.S. Bond Index Fund	6.4
Fidelity Overseas Fund	6.3
iShares S&P 500 Index ETF	5.1
iShares Core U.S. Aggregate Bond ETF	4.8
Fidelity Long-Term Treasury Bond Index Fund	4.1
Fidelity Contrafund	2.6
Fidelity Inflation-Protected Bond Index Fund	2.5
Fidelity International Enhanced Index Fund	2.5
83.4

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Domestic Equity Funds	46.1%
International Equity Funds	13.8%
Fixed-Income Funds	40.1%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.9%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Contrafund (a)	581,639	$7,665,996
Fidelity Equity-Income Fund (a)	77,157	4,502,855
Fidelity Global Commodity Stock Fund (a)	207,481	2,616,334
Fidelity Large Cap Value Enhanced Index Fund (a)	525,764	6,824,414
Fidelity Low-Priced Stock Fund (a)	88,039	4,277,838
Fidelity Mega Cap Stock Fund (a)	356,195	5,595,820
Fidelity Real Estate Investment Portfolio (a)	69,344	3,117,694
Fidelity Stock Selector All Cap Fund (a)	1,786,504	82,214,901
Fidelity Value Discovery Fund (a)	76,902	2,184,007
iShares S&P 500 Index ETF	50,688	14,940,288

TOTAL DOMESTIC EQUITY FUNDS		133,940,147

International Equity Funds - 13.8%
Fidelity International Enhanced Index Fund (a)	747,323	7,099,571
Fidelity International Value Fund (a)	850,768	6,899,730
Fidelity Japan Smaller Companies Fund (a)	108,941	1,798,617
Fidelity Overseas Fund (a)	377,525	18,389,255
iShares Core MSCI Emerging Markets ETF	113,443	5,835,508

TOTAL INTERNATIONAL EQUITY FUNDS		40,022,681

TOTAL EQUITY FUNDS
(Cost $163,931,013)		173,962,828

Fixed-Income Funds - 40.1%
Fixed-Income Funds - 40.1%
Fidelity Inflation-Protected Bond Index Fund (a)	721,220	7,248,263
Fidelity Long-Term Treasury Bond Index Fund (a)	872,594	12,076,704
Fidelity New Markets Income Fund (a)	285,326	4,334,104
Fidelity Total Bond Fund (a)	5,592,809	60,346,411
Fidelity U.S. Bond Index Fund (a)	1,582,482	18,657,467
iShares Core U.S. Aggregate Bond ETF	124,364	13,847,931
TOTAL FIXED-INCOME FUNDS
(Cost $113,037,835)		116,510,880

Cash Equivalents - 0.0%
Fidelity Cash Central Fund 2.42% (b)
(Cost $167,934)	167,934	167,968
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $277,136,782)		290,641,676
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59,636)
NET ASSETS - 100%		$290,582,040

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	130,902
Total	$130,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund	$9,940,178	$52,694	$10,022,660	$42,860	$(7,542)	$37,330	$--
Fidelity Contrafund	3,410,181	3,846,180	359,004	32,387	(2,788)	771,427	7,665,996
Fidelity Emerging Markets Fund	--	4,275,167	4,615,850	--	340,683	--	--
Fidelity Equity-Income Fund	3,365,281	879,351	277,810	66,264	(10,929)	546,962	4,502,855
Fidelity Global Commodity Stock Fund	3,976,231	13,717	1,784,995	--	(96,517)	507,898	2,616,334
Fidelity Inflation-Protected Bond Index Fund	5,837,482	1,505,180	424,963	12,340	(3,434)	333,998	7,248,263
Fidelity International Enhanced Index Fund	7,216,740	2,546,705	3,493,969	--	(314,334)	1,144,429	7,099,571
Fidelity International Value Fund	7,092,083	2,546,706	3,493,969	--	(374,869)	1,129,779	6,899,730
Fidelity Japan Smaller Companies Fund	1,649,368	--	--	--	--	149,249	1,798,617
Fidelity Large Cap Value Enhanced Index Fund	903,622	5,947,958	351,640	--	(15,065)	339,539	6,824,414
Fidelity Long-Term Treasury Bond Index Fund	9,706,148	3,070,829	1,717,563	149,973	103,587	913,703	12,076,704
Fidelity Low-Priced Stock Fund	3,359,556	772,655	276,037	--	68	421,596	4,277,838
Fidelity Mega Cap Stock Fund	3,503,286	3,667,986	2,313,596	--	(188,593)	926,737	5,595,820
Fidelity New Markets Income Fund	1,456,559	2,943,716	162,546	54,950	(2,055)	98,430	4,334,104
Fidelity Overseas Fund	12,109,567	5,115,296	1,583,623	--	73,700	2,674,315	18,389,255
Fidelity Real Estate Investment Portfolio	1,349,697	1,675,059	108,268	9,826	3,680	197,526	3,117,694
Fidelity Stock Selector All Cap Fund	65,779,119	13,335,159	9,612,481	49	95,324	12,617,780	82,214,901
Fidelity Total Bond Fund	52,513,895	10,049,108	5,058,839	860,639	(16,974)	2,859,221	60,346,411
Fidelity U.S. Bond Index Fund	17,744,674	1,475,693	1,335,683	247,991	(14,815)	787,598	18,657,467
Fidelity Value Discovery Fund	1,682,557	406,358	138,067	--	(646)	233,805	2,184,007
	$212,596,224	$64,125,517	$47,131,563	$1,477,279	$(431,519)	$26,691,322	$255,849,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $33,076,853)	$34,623,727
Fidelity Central Funds (cost $167,934)	167,968
Other affiliated issuers (cost $243,891,995)	255,849,981
Total Investment in Securities (cost $277,136,782)		$290,641,676
Receivable for investments sold		110,656
Receivable for fund shares sold		6,502
Dividends receivable		224,409
Distributions receivable from Fidelity Central Funds		39,196
Total assets		291,022,439
Liabilities
Payable for investments purchased	$224,001
Payable for fund shares redeemed	117,523
Accrued management fee	59,979
Distribution and service plan fees payable	35,820
Other affiliated payables	3,076
Total liabilities		440,399
Net Assets		$290,582,040
Net Assets consist of:
Paid in capital		$278,683,029
Total distributable earnings (loss)		11,899,011
Net Assets		$290,582,040
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($1,369,759 ÷ 115,677 shares)		$11.84
Service Class 2:
Net Asset Value, offering price and redemption price per share ($289,212,281 ÷ 24,502,820 shares)		$11.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$371,957
Affiliated issuers		1,402,063
Income from Fidelity Central Funds		130,902
Total income		1,904,922
Expenses
Management fee	$433,877
Transfer agent fees	27,337
Distribution and service plan fees	360,572
Independent trustees' fees and expenses	529
Miscellaneous	3,470
Total expenses before reductions	825,785
Expense reductions	(217,366)
Total expenses after reductions		608,419
Net investment income (loss)		1,296,503
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,215,255
Fidelity Central Funds	1,254
Other affiliated issuers	(431,519)
Capital gain distributions from underlying funds:
Affiliated issuers	76,385
Total net realized gain (loss)		861,375
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,745,682
Fidelity Central Funds	(1,254)
Other affiliated issuers	26,691,322
Total change in net unrealized appreciation (depreciation)		29,435,750
Net gain (loss)		30,297,125
Net increase (decrease) in net assets resulting from operations		$31,593,628

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,296,503	$4,402,315
Net realized gain (loss)	861,375	9,208,946
Change in net unrealized appreciation (depreciation)	29,435,750	(31,858,479)
Net increase (decrease) in net assets resulting from operations	31,593,628	(18,247,218)
Distributions to shareholders	(6,862,557)	(13,746,477)
Share transactions - net increase (decrease)	(13,100,855)	13,645,175
Total increase (decrease) in net assets	11,630,216	(18,348,520)
Net Assets
Beginning of period	278,951,824	297,300,344
End of period	$290,582,040	$278,951,824

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Target Volatility Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$12.14	$11.22	$10.87	$11.34	$11.19
Income from Investment Operations
Net investment income (loss)A	.06	.19	.17	.15	.16	.17
Net realized and unrealized gain (loss)	1.19	(.90)	1.67	.42	(.29)	.49
Total from investment operations	1.25	(.71)	1.84	.57	(.13)	.66
Distributions from net investment income	–	(.20)B	(.16)	(.16)B	(.13)	(.13)
Distributions from net realized gain	(.27)	(.37)B	(.76)	(.07)B	(.21)	(.38)
Total distributions	(.27)	(.57)	(.92)	(.22)C	(.34)	(.51)
Net asset value, end of period	$11.84	$10.86	$12.14	$11.22	$10.87	$11.34
Total ReturnD,E,F	11.65%	(5.81)%	16.39%	5.30%	(1.22)%	5.94%
Ratios to Average Net AssetsG,H
Expenses before reductions	.42%I	.42%	.42%	.42%	.42%	.41%
Expenses net of fee waivers, if any	.27%I	.27%	.27%	.27%	.27%	.26%
Expenses net of all reductions	.27%I	.27%	.27%	.26%	.26%	.26%
Net investment income (loss)	1.05%I	1.60%	1.43%	1.38%	1.39%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,370	$1,256	$1,444	$1,477	$2,143	$2,880
Portfolio turnover rateJ	69%I	85%	91%	91%	119%	80%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.065 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Target Volatility Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$12.11	$11.19	$10.85	$11.32	$11.18
Income from Investment Operations
Net investment income (loss)A	.05	.17	.16	.13	.14	.15
Net realized and unrealized gain (loss)	1.19	(.90)	1.66	.41	(.28)	.49
Total from investment operations	1.24	(.73)	1.82	.54	(.14)	.64
Distributions from net investment income	–	(.18)B	(.14)	(.14)B	(.11)	(.12)
Distributions from net realized gain	(.27)	(.37)B	(.76)	(.07)B	(.21)	(.38)
Total distributions	(.27)	(.55)	(.90)	(.20)C	(.33)D	(.50)
Net asset value, end of period	$11.80	$10.83	$12.11	$11.19	$10.85	$11.32
Total ReturnE,F,G	11.59%	(5.99)%	16.29%	5.06%	(1.34)%	5.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	.57%J	.57%	.57%	.57%	.57%	.56%
Expenses net of fee waivers, if any	.42%J	.42%	.42%	.42%	.42%	.41%
Expenses net of all reductions	.42%J	.42%	.42%	.41%	.41%	.41%
Net investment income (loss)	.90%J	1.45%	1.28%	1.22%	1.24%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$289,212	$277,696	$295,856	$221,591	$209,108	$131,419
Portfolio turnover rateK	69%J	85%	91%	91%	119%	80%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.065 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.212 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2018.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Fund, losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,545,791
Gross unrealized depreciation	(758,495)
Net unrealized appreciation (depreciation)	$12,787,296
Tax cost	$277,854,380

The Fund elected to defer to its next fiscal year approximately $2,793,394 of capital losses recognized during the period November 1,2018 to December 31, 2018.

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $103,092,670 and $96,640,460, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .30% of the Fund's average net assets. During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$661
Service Class 2	359,911
$360,572

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .15% of class-level average net assets invested in Underlying Funds that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

Service Class	$124
Service Class 2	27,213
$27,337

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $240 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $417 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Funds' average net assets until April 30, 2020. During the period, the Fund's management fee was reduced by $72,313.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$661
Service Class 2	143,964

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $286.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $142.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Service Class	31,349	66,169
Service Class 2	6,831,208	13,680,308
Total	$6,862,557	$13,746,477

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Service Class
Reinvestment of distributions	–	1	5	12
Shares redeemed	(2)	(3,236)	(24)	(39,954)
Net increase (decrease)	(2)	(3,235)	$(19)	$(39,942)
Service Class 2
Shares sold	600,201	4,379,242	$6,837,593	$52,972,408
Reinvestment of distributions	608,842	1,252,156	6,831,208	13,680,308
Shares redeemed	(2,347,527)	(4,415,618)	(26,769,637)	(52,967,599)
Net increase (decrease)	(1,138,484)	1,215,780	$(13,100,836)	$13,685,117

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 96% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in underlying mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Service Class	.27%
Actual		$1,000.00	$1,116.50	$1.42
Hypothetical-C		$1,000.00	$1,023.46	$1.35
Service Class 2.42%
Actual		$1,000.00	$1,115.90	$2.20
Hypothetical-C		$1,000.00	$1,022.71	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPTV-SANN-0819
1.955018.106

Fidelity® Variable Insurance Products: Bond Index Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2019
U.S. Government and U.S. Government Agency Obligations	72.8%
AAA	2.4%
AA	2.4%
A	8.6%
BBB	13.1%
BB and Below	0.3%
Not Rated	0.2%
Short-Term Investments and Net Other Assets	0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Corporate Bonds	23.8%
U.S. Government and U.S. Government Agency Obligations	72.8%
Asset-Backed Securities	0.1%
CMOs and Other Mortgage Related Securities	0.7%
Municipal Bonds	0.2%
Other Investments	2.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 6.6%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.8% 2/15/27	$43,000	$44,674
4.1% 2/15/28	143,000	151,495
4.65% 6/1/44	20,000	20,541
4.85% 3/1/39	96,000	102,499
4.85% 7/15/45	32,000	34,078
4.9% 8/15/37	100,000	108,011
5.25% 3/1/37	95,000	106,531
5.3% 8/15/58	40,000	44,813
Verizon Communications, Inc.:
4.016% 12/3/29 (a)	100,000	108,312
4.125% 8/15/46	54,000	56,304
4.329% 9/21/28	63,000	69,668
5.012% 8/21/54	38,000	45,428
5.5% 3/16/47	158,000	199,542
		1,091,896
Entertainment - 0.3%
The Walt Disney Co. 3.7% 9/15/24 (a)	300,000	319,119
Walt Disney Co. 2.95% 6/15/27	98,000	102,178
		421,297
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	48,000	49,838
5.125% 7/1/49 (b)	60,000	60,803
5.375% 4/1/38	42,000	44,201
5.375% 5/1/47	40,000	42,089
Comcast Corp.:
3.55% 5/1/28	76,000	79,984
3.7% 4/15/24	30,000	31,826
4.6% 8/15/45	72,000	81,749
4.7% 10/15/48	144,000	168,749
4.95% 10/15/58	30,000	36,563
Discovery Communications LLC 5.2% 9/20/47	18,000	18,980
Fox Corp.:
4.709% 1/25/29 (a)	34,000	37,930
5.476% 1/25/39 (a)	130,000	153,365
5.576% 1/25/49 (a)	23,000	28,039
		834,116
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC:
4.375% 5/30/28	97,000	104,758
5% 5/30/38	50,000	54,342
5.25% 5/30/48	20,000	22,112
		181,212

TOTAL COMMUNICATION SERVICES		2,528,521

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.3%
American Honda Finance Corp. 3.55% 1/12/24	170,000	178,529
Ford Motor Co. 5.291% 12/8/46	80,000	74,461
General Motors Co. 6.75% 4/1/46	69,000	78,010
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	86,653
5.65% 1/17/29	40,000	43,851
		461,504
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	90,000	93,979
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.8% 4/1/28	84,000	90,152
4.7% 12/9/35	39,000	44,467
Starbucks Corp. 4% 11/15/28	100,000	108,937
		243,556
Household Durables - 0.1%
Newell Brands, Inc. 3.85% 4/1/23	91,000	92,357
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
2.4% 2/22/23	150,000	151,400
3.875% 8/22/37	120,000	132,276
4.05% 8/22/47	44,000	49,728
		333,404
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	258,373
Target Corp.:
3.9% 11/15/47	40,000	42,935
4% 7/1/42	15,000	16,220
		317,528
Specialty Retail - 0.2%
Lowe's Companies, Inc.:
3.65% 4/5/29	80,000	83,574
4.05% 5/3/47	53,000	52,527
4.55% 4/5/49	30,000	32,328
The Home Depot, Inc.:
2.8% 9/14/27	84,000	85,163
3.9% 6/15/47	29,000	31,238
4.5% 12/6/48	40,000	47,219
		332,049

TOTAL CONSUMER DISCRETIONARY		1,874,377

CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	145,000	151,395
4% 4/13/28	91,000	98,198
4.6% 4/15/48	78,000	83,273
5.8% 1/23/59 (Reg. S)	170,000	212,296
Constellation Brands, Inc. 3.6% 2/15/28	63,000	64,934
Dr. Pepper Snapple Group, Inc. 4.597% 5/25/28	36,000	39,386
Molson Coors Brewing Co.:
3% 7/15/26	120,000	118,511
4.2% 7/15/46	32,000	30,880
PepsiCo, Inc. 4% 5/2/47	56,000	62,938
		861,811
Food & Staples Retailing - 0.3%
Kroger Co. 5.4% 1/15/49	28,000	31,088
Sysco Corp. 4.45% 3/15/48	52,000	56,817
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	81,000	81,809
Walmart, Inc.:
3.625% 12/15/47	20,000	21,358
3.7% 6/26/28	60,000	65,491
3.95% 6/28/38	150,000	166,979
		423,542
Food Products - 0.4%
Campbell Soup Co. 4.15% 3/15/28	80,000	83,480
Conagra Brands, Inc.:
4.85% 11/1/28	90,000	99,606
5.3% 11/1/38	13,000	14,118
5.4% 11/1/48	60,000	65,778
General Mills, Inc. 4.2% 4/17/28	89,000	95,861
H.J. Heinz Co.:
3% 6/1/26	20,000	19,454
4% 6/15/23	134,000	140,150
Kellogg Co. 4.5% 4/1/46	32,000	32,228
Tyson Foods, Inc.:
4% 3/1/26	70,000	74,408
5.1% 9/28/48	50,000	56,393
		681,476
Household Products - 0.0%
Procter & Gamble Co. 3.5% 10/25/47	43,000	45,876
Tobacco - 0.6%
Altria Group, Inc.:
2.625% 9/16/26	110,000	105,467
3.875% 9/16/46	38,000	33,727
5.8% 2/14/39	50,000	56,134
5.95% 2/14/49	30,000	34,149
BAT Capital Corp.:
3.557% 8/15/27	130,000	129,359
4.54% 8/15/47	113,000	104,693
Philip Morris International, Inc.:
2.5% 11/2/22	302,000	303,116
3.125% 3/2/28	94,000	95,610
		862,255

TOTAL CONSUMER STAPLES		2,874,960

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 4.08% 12/15/47	122,000	118,113
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp. 6.6% 3/15/46	21,000	27,254
Apache Corp. 4.375% 10/15/28	112,000	116,985
Canadian Natural Resources Ltd.:
3.85% 6/1/27	58,000	60,219
4.95% 6/1/47	19,000	21,635
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	134,092
Chevron Corp. 2.498% 3/3/22	280,000	282,767
ConocoPhillips Co. 5.95% 3/15/46	26,000	36,052
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	87,745
Enbridge, Inc. 5.5% 12/1/46	60,000	74,966
Energy Transfer Partners LP:
4.2% 9/15/23	30,000	31,439
6% 6/15/48	46,000	52,452
6.25% 4/15/49	30,000	35,510
Enterprise Products Operating LP:
3.95% 2/15/27	85,000	91,029
4.25% 2/15/48	105,000	108,629
Equinor ASA 3.625% 9/10/28	120,000	129,338
Kinder Morgan Energy Partners LP 5% 8/15/42	100,000	105,543
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	121,009
4.3% 3/1/28	112,000	119,917
5.2% 3/1/48	30,000	33,863
Magellan Midstream Partners LP 5% 3/1/26	72,000	79,967
Marathon Oil Corp. 4.4% 7/15/27	110,000	116,804
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	274,958
4.75% 9/15/44	21,000	21,638
MPLX LP:
4.5% 7/15/23	82,000	86,948
4.5% 4/15/38	73,000	73,637
4.7% 4/15/48	28,000	28,641
4.8% 2/15/29	30,000	33,026
Noble Energy, Inc.:
3.85% 1/15/28	55,000	56,262
4.95% 8/15/47	30,000	31,801
Occidental Petroleum Corp.:
4.2% 3/15/48	16,000	16,154
4.4% 4/15/46	110,000	113,644
ONEOK, Inc. 4.55% 7/15/28	59,000	64,014
Petroleos Mexicanos:
4.25% 1/15/25	280,000	258,846
6.35% 2/12/48	50,000	42,788
6.5% 1/23/29	50,000	48,375
Phillips 66 Co. 3.9% 3/15/28	94,000	98,726
Shell International Finance BV:
3.5% 11/13/23	300,000	314,892
4.375% 5/11/45	33,000	38,007
Spectra Energy Partners LP 3.375% 10/15/26	158,000	161,072
Suncor Energy, Inc. 4% 11/15/47	109,000	113,086
Total Capital International SA 3.455% 2/19/29	100,000	106,451
TransCanada PipeLines Ltd. 4.25% 5/15/28	101,000	109,051
Valero Energy Corp. 4.35% 6/1/28	20,000	21,396
Williams Partners LP:
3.75% 6/15/27	35,000	36,163
4.85% 3/1/48	83,000	87,941
		4,104,732

TOTAL ENERGY		4,222,845

FINANCIALS - 8.0%
Banks - 4.4%
Bank of America Corp.:
3.5% 4/19/26	122,000	127,706
3.55% 3/5/24 (c)	113,000	117,031
3.946% 1/23/49 (c)	23,000	24,225
3.97% 3/5/29 (c)	125,000	133,623
3.974% 2/7/30 (c)	60,000	64,140
4% 1/22/25	370,000	388,960
4.271% 7/23/29 (c)	80,000	87,333
4.33% 3/15/50 (c)	60,000	66,974
Barclays Bank PLC 2.65% 1/11/21	200,000	200,518
Barclays PLC:
3.2% 8/10/21	400,000	402,664
4.337% 1/10/28	200,000	204,722
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (c)(d)	134,000	141,595
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (c)(d)	95,000	97,990
3.142% 1/24/23 (c)	365,000	371,003
3.98% 3/20/30 (c)	110,000	117,535
4.65% 7/23/48	28,000	32,560
Citizens Financial Group, Inc. 4.3% 12/3/25	78,000	82,478
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	250,381
4.55% 4/17/26	250,000	271,790
HSBC Holdings PLC:
2.95% 5/25/21	200,000	201,748
4.292% 9/12/26 (c)	400,000	425,279
Japan Bank International Cooperation 3.125% 7/20/21	200,000	204,602
JPMorgan Chase & Co.:
2.7% 5/18/23	111,000	112,096
2.95% 10/1/26	224,000	227,929
4.005% 4/23/29 (c)	43,000	46,363
4.203% 7/23/29 (c)	30,000	32,785
4.452% 12/5/29 (c)	200,000	222,433
4.95% 6/1/45	65,000	77,097
Lloyds Bank PLC:
3.3% 5/7/21	200,000	202,864
4.45% 5/8/25	200,000	212,813
Mitsubishi UFJ Financial Group, Inc. 3.777% 3/2/25	84,000	88,936
Oesterreichische Kontrollbank 2.875% 9/7/21	50,000	51,080
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	253,896
Royal Bank of Canada 4.65% 1/27/26	55,000	60,010
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	225,637
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	87,232
Sumitomo Mitsui Financial Group, Inc.:
2.934% 3/9/21	189,000	190,678
3.936% 10/16/23	80,000	84,790
The Toronto-Dominion Bank 3.5% 7/19/23	100,000	104,869
Wells Fargo & Co.:
2.625% 7/22/22	75,000	75,570
3.584% 5/22/28 (c)	82,000	85,653
3.75% 1/24/24	150,000	157,642
4.75% 12/7/46	77,000	87,622
Westpac Banking Corp. 3.65% 5/15/23	130,000	135,875
		6,838,727
Capital Markets - 1.2%
Bank New York Mellon Corp. 3.85% 4/28/28	27,000	29,361
BlackRock, Inc. 3.375% 6/1/22	37,000	38,280
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	23,371
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	195,711
3.95% 2/27/23	200,000	200,600
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	204,605
3.85% 1/26/27	189,000	197,557
4.223% 5/1/29 (c)	60,000	64,312
4.75% 10/21/45	28,000	32,102
6.75% 10/1/37	130,000	170,135
IntercontinentalExchange, Inc.:
2.35% 9/15/22	34,000	34,014
3.75% 9/21/28	50,000	53,954
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (c)(d)	175,000	192,601
3.125% 1/23/23	210,000	214,662
3.625% 1/20/27	96,000	100,834
4.375% 1/22/47	38,000	42,332
		1,794,431
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	300,000	311,867
American Express Credit Corp. 3.3% 5/3/27	30,000	31,468
Capital One Financial Corp.:
3.2% 1/30/23	176,000	180,379
3.75% 3/9/27	100,000	103,186
3.8% 1/31/28	91,000	94,005
Discover Financial Services 4.5% 1/30/26	142,000	152,401
John Deere Capital Corp.:
2.8% 3/6/23	64,000	65,350
3.65% 10/12/23	290,000	306,512
Synchrony Financial:
3.95% 12/1/27	150,000	149,758
4.375% 3/19/24	45,000	47,100
5.15% 3/19/29	49,000	52,775
Toyota Motor Credit Corp. 2.25% 10/18/23	113,000	112,767
		1,607,568
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	38,361
BP Capital Markets America, Inc.:
2.52% 9/19/22	128,000	128,972
3.216% 11/28/23	94,000	96,921
Brixmor Operating Partnership LP 4.125% 5/15/29	19,000	19,842
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	82,000	80,096
Cigna Corp.:
4.125% 11/15/25 (a)	25,000	26,550
4.375% 10/15/28 (a)	30,000	32,355
4.8% 8/15/38 (a)	30,000	32,302
4.9% 12/15/48 (a)	30,000	32,624
Export Development Canada 2.75% 3/15/23	145,000	149,757
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	202,336
4.418% 11/15/35	200,000	197,232
KfW:
2.375% 12/29/22	396,000	403,495
2.875% 4/3/28	14,000	14,873
		1,455,716
Insurance - 0.5%
ACE INA Holdings, Inc. 2.3% 11/3/20	210,000	210,052
American International Group, Inc.:
4.5% 7/16/44	25,000	26,397
4.75% 4/1/48	100,000	110,213
Aon Corp. 3.75% 5/2/29	120,000	125,133
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	42,528
4.9% 3/15/49	50,000	59,622
MetLife, Inc. 4.05% 3/1/45	18,000	19,317
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	38,033
3.935% 12/7/49	38,000	39,837
4.35% 2/25/50	25,000	28,061
The Travelers Companies, Inc. 4% 5/30/47	32,000	35,350
		734,543

TOTAL FINANCIALS		12,430,985

HEALTH CARE - 2.3%
Biotechnology - 0.3%
AbbVie, Inc.:
4.3% 5/14/36	40,000	40,138
4.7% 5/14/45	120,000	121,728
4.875% 11/14/48	50,000	52,601
Amgen, Inc.:
3.2% 11/2/27	56,000	57,184
4.4% 5/1/45	102,000	108,457
Celgene Corp.:
3.9% 2/20/28	45,000	48,200
4.55% 2/20/48	53,000	60,669
Gilead Sciences, Inc. 4% 9/1/36	40,000	42,125
		531,102
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 4.9% 11/30/46	20,000	24,635
Becton, Dickinson & Co. 4.669% 6/6/47	130,000	145,504
Boston Scientific Corp.:
3.75% 3/1/26	120,000	127,173
4% 3/1/28	50,000	53,711
4% 3/1/29	100,000	107,047
Medtronic, Inc. 4.625% 3/15/45	28,000	33,894
		491,964
Health Care Providers & Services - 0.8%
Aetna, Inc.:
2.8% 6/15/23	110,000	110,619
4.75% 3/15/44	60,000	61,101
Anthem, Inc. 3.35% 12/1/24	89,000	92,024
Cardinal Health, Inc. 3.41% 6/15/27	67,000	66,829
Cigna Corp. 3.75% 7/15/23 (a)	30,000	31,217
CVS Health Corp.:
4.1% 3/25/25	130,000	137,036
4.3% 3/25/28	94,000	99,069
5.05% 3/25/48	131,000	139,327
Express Scripts Holding Co.:
4.5% 2/25/26	74,000	79,996
4.8% 7/15/46	46,000	48,836
Kaiser Foundation Hospitals 4.15% 5/1/47	30,000	33,567
UnitedHealth Group, Inc.:
3.5% 6/15/23	182,000	190,044
3.75% 10/15/47	30,000	30,712
4.45% 12/15/48	52,000	59,529
		1,179,906
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 3.2% 8/15/27	82,000	83,915
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3.8% 3/15/25	61,000	63,274
4.55% 3/15/35	80,000	80,712
AstraZeneca PLC 4.375% 11/16/45	45,000	49,813
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (a)	70,000	71,533
3.4% 7/26/29 (a)	100,000	104,588
4.125% 6/15/39 (a)	100,000	108,320
Johnson & Johnson 3.4% 1/15/38	36,000	37,482
Merck & Co., Inc. 3.7% 2/10/45	45,000	47,165
Mylan NV 4.55% 4/15/28	20,000	19,601
Novartis Capital Corp. 4% 11/20/45	35,000	38,448
Pfizer, Inc.:
3.2% 9/15/23	200,000	207,989
3.45% 3/15/29	70,000	74,061
4% 12/15/36	36,000	39,210
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	111,080
Zoetis, Inc. 3.45% 11/13/20	206,000	208,575
		1,261,851

TOTAL HEALTH CARE		3,548,738

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3.375% 5/15/23	81,000	84,560
Lockheed Martin Corp. 4.7% 5/15/46	28,000	34,059
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	82,083
4.03% 10/15/47	56,000	59,584
Rockwell Collins, Inc. 4.35% 4/15/47	50,000	54,573
The Boeing Co. 3.2% 3/1/29	126,000	129,967
United Technologies Corp.:
3.65% 8/16/23	120,000	125,624
4.05% 5/4/47	18,000	19,187
4.125% 11/16/28	70,000	76,864
4.45% 11/16/38	70,000	78,473
		744,974
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	35,000	33,553
4.95% 10/17/48	12,000	13,090
United Parcel Service, Inc. 2.8% 11/15/24	88,000	89,907
		136,550
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.95% 5/15/28	28,000	30,191
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	133,000	134,702
Industrial Conglomerates - 0.2%
General Electric Co. 4.5% 3/11/44	105,000	102,153
Honeywell International, Inc. 3.812% 11/21/47	20,000	21,313
Roper Technologies, Inc. 2.8% 12/15/21	108,000	108,675
		232,141
Machinery - 0.2%
Caterpillar Financial Services Corp. 3.45% 5/15/23	182,000	190,129
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	131,090
		321,219
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	76,284
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.25% 6/15/27	160,000	168,213
4.05% 6/15/48	57,000	62,811
CSX Corp.:
4.5% 3/15/49	30,000	33,400
4.75% 11/15/48	70,000	81,442
Norfolk Southern Corp. 4.15% 2/28/48	38,000	40,782
Union Pacific Corp.:
3.6% 9/15/37	38,000	38,579
3.7% 3/1/29	79,000	84,798
		510,025
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.25% 3/1/25	88,000	88,498
3.875% 7/3/23	26,000	27,088
4.25% 2/1/24	170,000	179,261
		294,847

TOTAL INDUSTRIALS		2,480,933

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.2% 9/20/23	130,000	130,422
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	10,000	12,241
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.3% 10/1/29 (a)	80,000	84,193
5.45% 6/15/23 (a)	110,000	118,558
8.35% 7/15/46 (a)	74,000	93,514
		308,506
IT Services - 0.3%
Fiserv, Inc. 3.5% 7/1/29	80,000	82,037
IBM Corp.:
2.5% 1/27/22	104,000	104,649
3% 5/15/24	100,000	102,704
3.5% 5/15/29	100,000	104,320
Visa, Inc. 4.15% 12/14/35	38,000	43,695
		437,405
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	28,000	31,241
Intel Corp. 3.734% 12/8/47	30,000	31,302
		62,543
Software - 0.7%
Microsoft Corp.:
2.4% 2/6/22	685,000	692,514
3.3% 2/6/27	115,000	121,858
4.1% 2/6/37	63,000	71,848
4.25% 2/6/47	34,000	40,303
Oracle Corp.:
3.25% 11/15/27	96,000	100,479
3.8% 11/15/37	50,000	52,893
4% 11/15/47	57,000	61,185
		1,141,080
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.4% 1/13/23	350,000	352,895
2.4% 5/3/23	156,000	157,458
3% 11/13/27	96,000	98,755
3.75% 11/13/47	57,000	59,811
		668,919

TOTAL INFORMATION TECHNOLOGY		2,748,875

MATERIALS - 0.6%
Chemicals - 0.5%
DowDuPont, Inc.:
4.205% 11/15/23	30,000	32,103
4.725% 11/15/28	35,000	39,386
Eastman Chemical Co. 4.5% 12/1/28	74,000	80,095
LYB International Finance II BV 3.5% 3/2/27	166,000	168,752
Nutrien Ltd.:
4.2% 4/1/29	13,000	14,029
5% 4/1/49	103,000	116,794
Sherwin-Williams Co. 4.5% 6/1/47	50,000	53,269
The Dow Chemical Co.:
3.15% 5/15/24 (a)	30,000	30,582
3.5% 10/1/24	64,000	66,484
4.8% 5/15/49 (a)	50,000	53,853
The Mosaic Co. 4.05% 11/15/27	90,000	92,979
		748,326
Containers & Packaging - 0.0%
International Paper Co. 3% 2/15/27	51,000	50,500
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	44,946
Southern Copper Corp. 5.875% 4/23/45	30,000	35,316
Vale Overseas Ltd. 6.25% 8/10/26	50,000	56,671
		136,933

TOTAL MATERIALS		935,759

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 3.6% 1/15/28	32,000	32,559
AvalonBay Communities, Inc. 3.2% 1/15/28	63,000	65,086
ERP Operating LP 3.5% 3/1/28	61,000	64,258
Kimco Realty Corp. 3.3% 2/1/25	180,000	183,196
Simon Property Group LP 3.375% 12/1/27	36,000	37,423
Ventas Realty LP:
4.4% 1/15/29	40,000	43,422
4.875% 4/15/49	60,000	66,093
Welltower, Inc. 4.95% 9/1/48	76,000	84,713
		576,750
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	164,595

TOTAL REAL ESTATE		741,345

UTILITIES - 1.6%
Electric Utilities - 1.0%
Appalachian Power Co. 4.45% 6/1/45	18,000	19,718
Commonwealth Edison Co. 4% 3/1/48	42,000	45,518
Duke Energy Carolinas LLC:
3.05% 3/15/23	150,000	154,403
3.95% 3/15/48	31,000	32,663
Duke Energy Corp. 3.15% 8/15/27	314,000	318,365
Entergy Corp. 4% 7/15/22	130,000	135,197
Eversource Energy 3.3% 1/15/28	62,000	63,243
FirstEnergy Corp. 4.85% 7/15/47	40,000	45,418
Florida Power & Light Co. 4.125% 6/1/48	26,000	29,143
MidAmerican Energy Co. 3.65% 8/1/48	30,000	30,924
PECO Energy Co. 3.9% 3/1/48	96,000	101,907
PPL Capital Funding, Inc. 4% 9/15/47	20,000	19,362
Public Service Co. of Colorado 3.7% 6/15/28	87,000	93,790
Public Service Electric & Gas Co. 3.6% 12/1/47	44,000	45,085
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	50,229
Southern Co. 3.25% 7/1/26	112,000	113,702
Tampa Electric Co. 4.45% 6/15/49	50,000	55,694
Virginia Electric & Power Co.:
3.8% 9/15/47	50,000	51,276
4.6% 12/1/48	52,000	59,822
Xcel Energy, Inc. 4% 6/15/28	76,000	81,880
		1,547,339
Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co. 4.95% 12/15/46	80,000	85,726
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.45% 1/15/49	54,000	60,874
CenterPoint Energy, Inc. 2.5% 9/1/22	44,000	44,128
Consolidated Edison Co. of New York, Inc. 4.65% 12/1/48	50,000	58,265
Consolidated Edison, Inc. 2% 5/15/21	176,000	175,016
Dominion Resources, Inc. 4.7% 12/1/44	26,000	28,924
DTE Energy Co. 3.7% 8/1/23	46,000	47,933
NiSource Finance Corp.:
2.65% 11/17/22	74,000	74,434
3.49% 5/15/27	50,000	51,697
3.95% 3/30/48	46,000	46,130
Sempra Energy 3.8% 2/1/38	186,000	180,280
		767,681

TOTAL UTILITIES		2,400,746

TOTAL NONCONVERTIBLE BONDS
(Cost $34,756,219)		36,788,084

U.S. Government and Government Agency Obligations - 45.8%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
2.125% 4/24/26	$170,000	$171,168
2.375% 1/19/23	200,000	203,867
Federal Home Loan Bank:
1.875% 11/29/21	285,000	285,493
2.5% 2/13/24	50,000	51,516
3% 10/12/21	100,000	102,621
Freddie Mac:
1.875% 11/17/20	157,000	156,914
2.75% 6/19/23	700,000	724,413
Tennessee Valley Authority 4.25% 9/15/65	30,000	37,708

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,733,700

U.S. Treasury Obligations - 44.7%
U.S. Treasury Bonds:
2.25% 8/15/46	134,000	126,426
2.5% 2/15/45	46,000	45,774
2.5% 2/15/46	33,000	32,783
2.5% 5/15/46	83,000	82,413
2.75% 8/15/42	155,000	162,478
2.75% 11/15/42	587,000	614,814
2.75% 8/15/47	51,000	53,150
2.75% 11/15/47	107,000	111,522
2.875% 8/15/45	203,000	216,726
2.875% 5/15/49	84,000	90,018
3% 5/15/42	89,000	97,361
3% 11/15/44	839,000	915,624
3% 5/15/45	34,000	37,138
3% 11/15/45	73,000	79,795
3% 2/15/47	49,000	53,668
3% 5/15/47	28,000	30,633
3% 2/15/48	20,000	21,877
3% 8/15/48	3,000	3,285
3% 2/15/49	622,000	682,159
3.125% 11/15/41	137,000	153,188
3.125% 2/15/42	65,000	72,617
3.125% 2/15/43	634,000	706,340
3.125% 8/15/44	794,000	885,000
3.125% 5/15/48	169,000	189,379
3.375% 5/15/44	548,000	636,215
3.375% 11/15/48	82,000	96,388
3.5% 2/15/39	8,000	9,494
3.625% 8/15/43	782,000	943,135
3.625% 2/15/44	2,275,000	2,746,529
3.75% 8/15/41	45,000	55,209
3.75% 11/15/43	1,839,000	2,261,898
3.875% 8/15/40	52,000	64,890
4.375% 2/15/38	12,000	15,850
4.375% 11/15/39	24,000	31,882
4.375% 5/15/41	32,000	42,694
4.5% 2/15/36	129,000	170,073
4.5% 5/15/38	92,000	123,492
4.5% 8/15/39	17,000	22,943
4.75% 2/15/41	115,000	160,775
5.5% 8/15/28	4,000	5,173
7.125% 2/15/23	175,000	207,847
7.25% 8/15/22	190,000	221,558
8.125% 8/15/19	65,000	65,467
8.75% 8/15/20	445,000	478,497
U.S. Treasury Notes:
1% 10/15/19	333,000	331,933
1.125% 2/28/21	202,000	199,680
1.25% 3/31/21	52,000	51,500
1.375% 9/30/19	27,000	26,944
1.375% 4/30/20	24,000	23,872
1.375% 9/30/20	20,000	19,870
1.375% 10/31/20	380,000	377,491
1.375% 4/30/21	301,000	298,719
1.5% 10/31/19	34,000	33,931
1.5% 4/15/20	16,000	15,933
1.5% 8/15/26	557,000	542,466
1.625% 10/15/20	452,000	450,499
1.625% 8/31/22	562,000	560,024
1.625% 2/15/26	261,000	257,034
1.625% 5/15/26	1,298,000	1,276,654
1.75% 11/15/20	311,000	310,502
1.75% 2/28/22	441,000	441,138
1.75% 6/30/22	336,000	336,315
1.875% 12/15/20	237,000	237,074
1.875% 5/31/22	115,000	115,481
1.875% 9/30/22	358,000	359,650
2% 1/15/21	216,000	216,506
2% 2/28/21	453,000	454,274
2% 12/31/21	333,000	335,146
2% 10/31/22	48,000	48,405
2% 5/31/24	985,000	996,081
2% 2/15/25	82,000	82,794
2% 8/15/25	50,000	50,453
2% 11/15/26	908,000	914,349
2.125% 5/31/21	1,288,000	1,296,402
2.125% 5/15/22	1,257,000	1,270,699
2.125% 12/31/22	19,000	19,253
2.125% 3/31/24	1,050,000	1,067,021
2.125% 5/15/25	13,000	13,212
2.125% 5/31/26	216,000	219,468
2.25% 2/29/20	677,000	677,873
2.25% 3/31/20	830,000	831,362
2.25% 3/31/21	807,000	813,116
2.25% 4/30/21	1,654,000	1,667,568
2.25% 4/30/24	874,000	893,426
2.25% 10/31/24	279,000	285,365
2.25% 12/31/24	160,000	163,694
2.25% 2/15/27	393,000	402,487
2.25% 8/15/27	392,000	401,233
2.25% 11/15/27	71,000	72,645
2.375% 4/30/20	433,000	434,252
2.375% 3/15/21	379,000	382,598
2.375% 4/15/21	1,199,000	1,210,943
2.375% 3/15/22	1,447,000	1,472,323
2.375% 1/31/23	108,000	110,371
2.375% 2/29/24	1,808,000	1,858,073
2.375% 4/30/26	153,000	157,913
2.375% 5/15/27	46,000	47,527
2.375% 5/15/29	177,000	182,808
2.5% 5/31/20	431,000	432,902
2.5% 6/30/20	312,000	313,584
2.5% 12/31/20	83,000	83,791
2.5% 1/31/21	1,624,000	1,640,748
2.5% 2/28/21	571,000	577,245
2.5% 1/15/22	1,095,000	1,115,360
2.5% 2/15/22	866,000	882,745
2.5% 8/15/23	57,000	58,699
2.5% 1/31/24	2,213,000	2,284,663
2.5% 1/31/25	238,000	246,693
2.5% 2/28/26	191,000	198,543
2.625% 7/31/20	194,000	195,402
2.625% 8/31/20	356,000	358,879
2.625% 5/15/21	585,000	593,889
2.625% 6/15/21	503,000	511,292
2.625% 7/15/21	71,000	72,209
2.625% 12/15/21	1,639,000	1,674,405
2.625% 2/28/23	492,000	507,356
2.625% 6/30/23	556,000	574,874
2.625% 12/31/23	1,205,000	1,249,811
2.625% 12/31/25	331,000	346,464
2.625% 1/31/26	461,000	482,609
2.625% 2/15/29	851,000	896,907
2.75% 11/30/20	655,000	663,085
2.75% 8/15/21	295,000	301,015
2.75% 9/15/21	2,000	2,044
2.75% 4/30/23	84,000	87,114
2.75% 5/31/23	176,000	182,662
2.75% 7/31/23	288,000	299,295
2.75% 8/31/23	941,000	978,640
2.75% 6/30/25	255,000	268,208
2.75% 2/15/28	1,538,000	1,634,425
2.875% 10/31/20	388,000	393,032
2.875% 10/15/21	575,000	589,420
2.875% 11/15/21	1,553,000	1,593,402
2.875% 10/31/23	3,164,000	3,311,077
2.875% 11/30/23	531,000	556,264
2.875% 5/31/25	144,000	152,393
2.875% 5/15/28	281,000	301,548
2.875% 8/15/28	364,000	390,959
3% 9/30/25	237,000	253,053
3% 10/31/25	212,000	226,484
3.125% 11/15/28	782,000	857,268
3.375% 11/15/19	629,000	631,826
3.625% 2/15/20	795,000	802,453

TOTAL U.S. TREASURY OBLIGATIONS		68,915,264

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $68,334,870)		70,648,964

U.S. Government Agency - Mortgage Securities - 27.3%
Fannie Mae - 14.5%
2.5% 7/1/31 to 1/1/47	1,552,132	1,563,698
2.5% 7/1/34 (b)	200,000	201,301
3% 4/1/32 to 11/1/48	5,473,455	5,562,870
3% 7/1/34 (b)	200,000	203,870
3% 7/1/49 (b)	200,000	201,656
3% 7/1/49 (b)	400,000	403,312
3.5% 11/1/25 to 6/1/49	4,570,774	4,713,792
3.5% 7/1/34 (b)	100,000	103,197
3.5% 7/1/49 (b)	800,000	817,828
4% 11/1/33 to 12/1/48	4,338,834	4,532,507
4% 6/1/34	100,000	104,321
4% 7/1/49 (b)	600,000	620,072
4.5% 7/1/47 to 11/1/48	1,838,969	1,931,273
4.5% 7/1/49 (b)	100,000	104,491
4.5% 7/1/49 (b)	300,000	313,473
5% 11/1/25 to 3/1/49	408,003	432,963
5% 7/1/49 (b)	100,000	105,680
5.5% 5/1/44 to 1/1/49	455,762	491,774

TOTAL FANNIE MAE		22,408,078

Freddie Mac - 4.4%
2.5% 3/1/33	97,721	98,577
3% 10/1/43 to 7/1/49	891,692	905,975
3% 8/1/47	116,232	117,674
3.5% 8/1/46 to 3/1/49	3,126,640	3,216,926
4% 9/1/45 to 10/1/48	1,699,926	1,768,153
4.5% 9/1/48	358,481	375,658
5% 4/1/48 to 2/1/49	316,462	335,377

TOTAL FREDDIE MAC		6,818,340

Ginnie Mae - 8.4%
2.5% 10/20/46	94,801	95,501
3% 11/20/47 to 4/20/49	2,246,860	2,296,621
3% 7/1/49 (b)	100,000	102,149
3% 7/1/49 (b)	100,000	102,149
3% 7/1/49 (b)	200,000	204,299
3.5% 2/20/46 to 2/20/49	4,651,700	4,817,571
3.5% 7/1/49 (b)	150,000	154,928
3.5% 7/1/49 (b)	50,000	51,643
3.5% 7/1/49 (b)	300,000	309,857
4% 11/20/47 to 11/20/48	2,372,123	2,464,146
4% 7/1/49 (b)	300,000	311,002
4.5% 1/20/47 to 10/20/48	1,135,781	1,187,179
4.5% 7/1/49 (b)	100,000	104,242
4.5% 7/1/49 (b)	200,000	208,484
5% 11/20/47 to 11/20/48	478,821	501,858
5.5% 9/20/47	79,524	87,567

TOTAL GINNIE MAE		12,999,196

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $41,250,381)		42,225,614

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$30,000	$30,509
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	103,609
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	32,173
TOTAL ASSET-BACKED SECURITIES
(Cost $159,965)		166,291

Commercial Mortgage Securities - 1.1%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	209,088
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	143,331
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	83,345
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	93,420
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	50,000	53,119
Freddie Mac:
sequential payer:
Series K057 Class A2, 2.57% 7/25/26	159,400	161,938
Series K080 Class A2, 3.926% 7/25/28	80,000	89,023
Series K-1510 Class A2, 3.718% 1/25/31	124,000	135,114
Series K068 Class A2, 3.244% 8/25/27	130,000	137,656
Series K079 Class A2, 3.926% 6/25/28	20,000	22,242
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	114,991
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	158,670
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	157,900
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	137,898
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,602,274)		1,697,735

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	87,175
California Gen. Oblig. Series 2009, 7.55% 4/1/39	145,000	229,552
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	83,803
TOTAL MUNICIPAL SECURITIES
(Cost $365,784)		400,530

Foreign Government and Government Agency Obligations - 1.3%
Alberta Province 3.3% 3/15/28	$75,000	$80,202
Canadian Government 2% 11/15/22	120,000	120,821
Chilean Republic 3.24% 2/6/28	200,000	209,688
Colombian Republic:
4.5% 3/15/29	200,000	218,875
11.75% 2/25/20	260,000	276,494
Ontario Province 2.5% 4/27/26	115,000	116,895
Philippine Republic 3% 2/1/28	200,000	205,250
Polish Government 3.25% 4/6/26	73,000	77,084
Province of Quebec:
2.375% 1/31/22	25,000	25,292
2.75% 4/12/27	95,000	98,645
United Mexican States:
3.75% 1/11/28	200,000	203,500
4% 10/2/23	160,000	167,200
Uruguay Republic 4.375% 1/23/31	150,000	162,609
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,851,865)		1,962,555

Supranational Obligations - 0.7%
Asian Development Bank 2.75% 3/17/23	200,000	206,674
European Investment Bank 2.875% 8/15/23	260,000	270,477
Inter-American Development Bank:
2.25% 6/18/29	70,000	70,565
4.375% 1/24/44	39,000	50,294
International Bank for Reconstruction & Development:
1.75% 4/19/23	55,000	54,872
1.875% 6/19/23	20,000	20,020
2.5% 3/19/24	130,000	133,660
2.5% 11/22/27	92,000	95,133
International Finance Corp. 2.875% 7/31/23	112,000	116,457
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $976,527)		1,018,152

Bank Notes - 0.2%
PNC Bank NA 2.15% 4/29/21
(Cost $245,252)	250,000	249,461
TOTAL BANK NOTES
(Cost $245,252)		249,461
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 2.42% (e)
(Cost $3,392,882)	3,392,218	3,392,896
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $152,936,019)		158,550,282
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(4,214,331)
NET ASSETS - 100%		$154,335,951

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3.5% 7/1/49
(Proceeds $1,031,563)	$(1,000,000)	$(1,032,857)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,466,954 or 1.0% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,808
Total	$20,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$36,788,084	$--	$36,788,084	$--
U.S. Government and Government Agency Obligations	70,648,964	--	70,648,964	--
U.S. Government Agency - Mortgage Securities	42,225,614	--	42,225,614	--
Asset-Backed Securities	166,291	--	166,291	--
Commercial Mortgage Securities	1,697,735	--	1,697,735	--
Municipal Securities	400,530	--	400,530	--
Foreign Government and Government Agency Obligations	1,962,555	--	1,962,555	--
Supranational Obligations	1,018,152	--	1,018,152	--
Bank Notes	249,461	--	249,461	--
Money Market Funds	3,392,896	3,392,896	--	--
Total Investments in Securities:	$158,550,282	$3,392,896	$155,157,386	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,032,857)	$--	$(1,032,857)	$--
Total Other Financial Instruments:	$(1,032,857)	$--	$(1,032,857)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $149,543,137)	$155,157,386
Fidelity Central Funds (cost $3,392,882)	3,392,896
Total Investment in Securities (cost $152,936,019)		$158,550,282
Cash		199,257
Receivable for investments sold		1,337,244
Receivable for TBA sale commitments		1,031,563
Receivable for fund shares sold		1,640,091
Interest receivable		974,583
Distributions receivable from Fidelity Central Funds		3,168
Total assets		163,736,188
Liabilities
Payable for investments purchased
Regular delivery	$3,669,139
Delayed delivery	4,680,069
TBA sale commitments, at value	1,032,857
Accrued management fee	11,450
Distribution and service plan fees payable	230
Other affiliated payables	6,361
Other payables and accrued expenses	131
Total liabilities		9,400,237
Net Assets		$154,335,951
Net Assets consist of:
Paid in capital		$146,660,274
Total distributable earnings (loss)		7,675,677
Net Assets		$154,335,951
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($153,167,539 ÷ 14,362,722 shares)		$10.66
Service Class:
Net Asset Value, offering price and redemption price per share ($103,190 ÷ 9,681 shares)		$10.66
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,065,222 ÷ 100,000 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		1,878,428
Income from Fidelity Central Funds		20,808
Total income		1,899,236
Expenses
Management fee	$54,815
Transfer agent fees	30,453
Distribution and service plan fees	1,311
Independent trustees' fees and expenses	199
Commitment fees	23
Total expenses before reductions	86,801
Expense reductions	(593)
Total expenses after reductions		86,208
Net investment income (loss)		1,813,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	293,307
Fidelity Central Funds	17
Foreign currency transactions	1
Total net realized gain (loss)		293,325
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,235,126
Fidelity Central Funds	(16)
Delayed delivery commitments	1,734
Total change in net unrealized appreciation (depreciation)		5,236,844
Net gain (loss)		5,530,169
Net increase (decrease) in net assets resulting from operations		$7,343,197

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	For the period April 19, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,813,028	$1,216,077
Net realized gain (loss)	293,325	(141,576)
Change in net unrealized appreciation (depreciation)	5,236,844	376,125
Net increase (decrease) in net assets resulting from operations	7,343,197	1,450,626
Distributions to shareholders	–	(1,131,546)
Share transactions - net increase (decrease)	54,953,599	91,720,075
Total increase (decrease) in net assets	62,296,796	92,039,155
Net Assets
Beginning of period	92,039,155	–
End of period	$154,335,951	$92,039,155

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Bond Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.154	.212
Net realized and unrealized gain (loss)	.446	(.022)C
Total from investment operations	.600	.190
Distributions from net investment income	–	(.130)
Net asset value, end of period	$10.66	$10.06
Total ReturnD,E,F	5.96%	1.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.14%I	.14%I
Expenses net of fee waivers, if any	.14%I	.14%I
Expenses net of all reductions	.14%I	.13%I
Net investment income (loss)	3.02%I	3.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$153,168	$91,033
Portfolio turnover rateJ	87%I	168%I

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33
Income from Investment Operations
Net investment income (loss)B	.066
Net realized and unrealized gain (loss)	.264
Total from investment operations	.330
Net asset value, end of period	$10.66
Total ReturnC,D,E	3.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H
Expenses net of fee waivers, if any	.24%H
Expenses net of all reductions	.24%H
Net investment income (loss)	2.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$103
Portfolio turnover rateI	87%H

 A For the period April 11, 2019 (commencement of sale of shares) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B	.142	.195
Net realized and unrealized gain (loss)	.448	(.023)C
Total from investment operations	.590	.172
Distributions from net investment income	–	(.112)
Net asset value, end of period	$10.65	$10.06
Total ReturnD,E,F	5.86%	1.72%
Ratios to Average Net AssetsG,H
Expenses before reductions	.39%I	.39%I
Expenses net of fee waivers, if any	.39%I	.39%I
Expenses net of all reductions	.39%I	.38%I
Net investment income (loss)	2.78%I	2.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,065	$1,006
Portfolio turnover rateJ	87%I	168%I

 A For the period April 19, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,805,066
Gross unrealized depreciation	(22,651)
Net unrealized appreciation (depreciation)	$5,782,415
Tax cost	$152,769,161

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(122,780)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $14,907,206 and $96,057, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$22
Service Class 2	1,289
$1,311

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$ 30,184
Service Class	11
Service Class 2	258
$ 30,453

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $593.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Distributions to shareholders
Initial Class	$–	$1,120,346
Service Class 2	–	11,200
Total	$–	$1,131,546

 (a) For the period April 19, 2018 (commencement of operations) to December 31, 2018.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019 (a)	Year ended December 31, 2018(b)	Six months ended June 30, 2019 (a)	Year ended December 31, 2018(b)
Initial Class
Shares sold	5,841,129	9,085,681	$60,245,706	$91,081,846
Reinvestment of distributions	–	80,513	–	808,346
Shares redeemed	(527,095)	(117,506)	(5,392,107)	(1,170,117)
Net increase (decrease)	5,314,034	9,048,688	$54,853,599	$90,720,075
Service Class
Shares sold	9,681	–	$100,000	$–
Net increase (decrease)	9,681	–	$100,000	$–
Service Class 2
Shares sold	–	100,000	$–	$1,000,000
Net increase (decrease)	–	100,000	$–	$1,000,000

 (a) Share transactions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to June 30, 2019.

 (b) Share transactions for Initial Class and Service Class 2 are for the period April 19, 2018 (commencement of operations) to December 31, 2018.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019) for Initial Class and Service Class 2 and for the period (April 11, 2019 to June 30, 2019) for Service Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period
Initial Class	.14%
Actual		$1,000.00	$1,059.60	$.71-B
Hypothetical-C		$1,000.00	$1,024.10	$.70-D
Service Class	.24%
Actual		$1,000.00	$1,031.90	$.54-B
Hypothetical-C		$1,000.00	$1,023.60	$1.20-D
Service Class 2.39%
Actual		$1,000.00	$1,058.60	$1.99-B
Hypothetical-C		$1,000.00	$1,022.86	$1.96-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Initial Class and Service Class 2 and multiplied by 81/365 (to reflect the period April 11, 2019 to June 30, 2019) for Service Class.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

VUSB-SANN-0819
1.9887311.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019